UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-December 31, 2020

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2020
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, returns for the Vanguard Tax-Managed Funds ranged from 11.05% for Admiral Shares in the Vanguard Tax-Managed Small-Cap Fund to 21.08% for Institutional Shares in the Vanguard Tax-Managed Capital Appreciation Fund.
•	The Tax-Managed Small-Cap Fund and the Tax-Managed Capital Appreciation Fund performed in line with their benchmark indexes. Vanguard Tax-Managed Balanced Fund slightly trailed its benchmark index.
•	The fiscal year was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and initial distribution of vaccines, and the easing of some restrictions lifted investor sentiment, and stock markets hit highs in December. After an initial period of high volatility and low liquidity in the bond markets, yields fell and prices rose amid unprecedented actions taken by governments and central banks to blunt the virus’s economic impact.
•	Growth stocks outperformed value stocks for the 12 months, while large-capitalization stocks led mid- and small-caps. The broad U.S. stock market, as measured by the CRSP US Total Market Index, returned 20.99%.
•	The municipal bond market, as measured by the Bloomberg Barclays 1–15 Year Municipal Bond Index, returned 4.73%. Municipal bonds make up about half the Balanced Fund’s assets.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,130.70	$0.48
Tax-Managed Capital Appreciation Fund
AdmiralTM Shares	$1,000.00	$1,243.10	$0.51
Institutional Shares	1,000.00	1,243.00	0.34
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,351.10	$0.53
Institutional Shares	1,000.00	1,351.20	0.35
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.68	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.68	$0.46
Institutional Shares	1,000.00	1,024.84	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.68	$0.46
Institutional Shares	1,000.00	1,024.84	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Tax-Managed Balanced Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Balanced Fund	13.30%	9.48%	8.99%	$23,660
Tax-Managed Balanced Composite Index	14.15	9.83	9.23	24,182
Bloomberg Barclays Municipal Bond Index	5.21	3.91	4.63	15,718
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240
Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund
Fund Allocation
As of December 31, 2020
Investment Exposure
Basic Materials	0.8%
Consumer Discretionary	8.5
Consumer Staples	2.4
Energy	1.0
Financials	5.0
Health Care	6.2
Industrials	6.9
Other	1.0
Real Estate	1.4
Technology	13.3
Telecommunications	1.6
Utilities	1.3
Tax-Exempt Municipal Bonds	50.6
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (49.0%)
Basic Materials (0.8%)
	Linde plc	52,529	13,842
	Ecolab Inc.	32,303	6,989
	Air Products and Chemicals Inc.	19,099	5,218
	Newmont Corp.	79,841	4,782
	Freeport-McMoRan Inc.	141,389	3,679
	Element Solutions Inc.	128,571	2,279
	Dow Inc.	36,222	2,010
	Celanese Corp. Class A	14,628	1,901
*	Alcoa Corp.	70,034	1,614
	Albemarle Corp.	10,400	1,534
	FMC Corp.	9,098	1,046
	Fastenal Co.	21,246	1,037
	Scotts Miracle-Gro Co.	4,442	885
	Reliance Steel & Aluminum Co.	6,900	826
	Westlake Chemical Corp.	9,894	807
	Eastman Chemical Co.	7,819	784
	Avery Dennison Corp.	4,600	713
	Huntsman Corp.	27,900	701
	International Flavors & Fragrances Inc.	6,430	700
	CF Industries Holdings Inc.	16,859	653
	Royal Gold Inc.	6,100	649
	Nucor Corp.	11,200	596
	LyondellBasell Industries NV Class A	5,638	517
	Ashland Global Holdings Inc.	6,198	491
	Timken Co.	5,841	452
	NewMarket Corp.	1,129	450
	Mosaic Co.	18,068	416
	Valvoline Inc.	17,015	394
*	Univar Solutions Inc.	19,164	364
	W R Grace & Co.	6,600	362
	Steel Dynamics Inc.	4,100	151
			56,842
Consumer Discretionary (8.4%)
*	Amazon.com Inc.	41,128	133,951
		Shares	Market Value• ($000)
*	Tesla Inc.	65,015	45,879
*	Walt Disney Co.	178,123	32,272
	Home Depot Inc.	104,969	27,882
*	Netflix Inc.	42,251	22,846
	Walmart Inc.	136,623	19,694
	NIKE Inc. Class B	135,111	19,114
	Costco Wholesale Corp.	46,842	17,649
	McDonald's Corp.	62,436	13,398
	Lowe's Cos. Inc.	79,663	12,787
	Starbucks Corp.	113,970	12,193
	Estee Lauder Cos. Inc. Class A	33,569	8,936
*	Booking Holdings Inc.	3,778	8,415
	Target Corp.	41,325	7,295
	TJX Cos. Inc.	106,628	7,282
	Activision Blizzard Inc.	69,615	6,464
*	Lululemon Athletica Inc.	15,881	5,527
	Dollar General Corp.	25,991	5,466
*	Chipotle Mexican Grill Inc. Class A	3,292	4,565
*	Copart Inc.	35,413	4,506
*	Uber Technologies Inc.	86,204	4,396
	Ross Stores Inc.	35,144	4,316
*	O'Reilly Automotive Inc.	9,503	4,301
*	Spotify Technology SA	13,409	4,219
*	Under Armour Inc. Class A	225,100	3,865
	Aptiv plc	29,624	3,860
	Marriott International Inc. Class A	27,645	3,647
	eBay Inc.	70,733	3,554
	Yum! Brands Inc.	31,728	3,444
	Hilton Worldwide Holdings Inc.	30,445	3,387
	Electronic Arts Inc.	23,473	3,371
	General Motors Co.	76,101	3,169
*	AutoZone Inc.	2,594	3,075
	Lennar Corp. Class A	39,160	2,985
*	Dollar Tree Inc.	27,452	2,966
*	Mohawk Industries Inc.	19,372	2,730
	Southwest Airlines Co.	56,166	2,618
	DR Horton Inc.	37,302	2,571
*	Capri Holdings Ltd.	59,100	2,482

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	CarMax Inc.	26,265	2,481
*	NVR Inc.	569	2,321
*	Norwegian Cruise Line Holdings Ltd.	88,700	2,256
	VF Corp.	26,400	2,255
	Best Buy Co. Inc.	21,906	2,186
	Delta Air Lines Inc.	53,900	2,167
*	Wayfair Inc. Class A	9,168	2,070
	Yum China Holdings Inc.	35,756	2,041
*	Burlington Stores Inc.	7,603	1,989
*	Etsy Inc.	10,995	1,956
	MGM Resorts International	57,046	1,798
	Tractor Supply Co.	12,514	1,759
	Fortune Brands Home & Security Inc.	20,487	1,756
*	Madison Square Garden Entertainment Corp.	16,620	1,746
*	Take-Two Interactive Software Inc.	8,365	1,738
*	Trade Desk Inc. Class A	2,169	1,737
	Advance Auto Parts Inc.	10,965	1,727
*	Ulta Beauty Inc.	5,996	1,722
	Lear Corp.	10,522	1,673
*	Live Nation Entertainment Inc.	22,245	1,635
	Domino's Pizza Inc.	4,261	1,634
*	United Airlines Holdings Inc.	37,444	1,619
*	Lyft Inc. Class A	32,900	1,616
*	JetBlue Airways Corp.	104,908	1,525
	Expedia Group Inc.	11,209	1,484
	Sirius XM Holdings Inc.	219,780	1,400
	Gentex Corp.	39,660	1,346
	PVH Corp.	14,290	1,342
*	Under Armour Inc. Class C	89,592	1,333
	Ford Motor Co.	150,000	1,318
	AMERCO	2,887	1,311
*	LKQ Corp.	36,460	1,285
*	Floor & Decor Holdings Inc. Class A	13,773	1,279
*	Skechers U.S.A. Inc. Class A	33,688	1,211
*	IAA Inc.	17,878	1,162
*	AutoNation Inc.	16,312	1,138
	News Corp. Class A	62,267	1,119
	PulteGroup Inc.	25,300	1,091
	Garmin Ltd.	8,970	1,073
	Qurate Retail Inc. Class A	91,418	1,003
*	Tempur Sealy International Inc.	37,140	1,003
	Toll Brothers Inc.	22,801	991
	American Airlines Group Inc.	61,900	976
	Service Corp. International	19,876	976
*	Carvana Co. Class A	4,031	966
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	928
*	Five Below Inc.	5,244	918
	Rollins Inc.	23,436	916
*	frontdoor Inc.	17,660	887
*	Ollie's Bargain Outlet Holdings Inc.	10,849	887
	Thor Industries Inc.	9,533	886
	ViacomCBS Inc. Class B	22,673	845
*	Terminix Global Holdings Inc.	16,325	833
	Dolby Laboratories Inc. Class A	8,275	804
	Tiffany & Co.	6,075	799
*	Lions Gate Entertainment Corp. Class A	67,000	762
	Williams-Sonoma Inc.	7,089	722
*	Discovery Inc. Class C	26,958	706
	BorgWarner Inc.	17,234	666
	Royal Caribbean Cruises Ltd.	8,832	660
*	Planet Fitness Inc. Class A	8,000	621
	Whirlpool Corp.	3,182	574
	ViacomCBS Inc. Class A	15,073	570
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	547
	Wendy's Co.	24,919	546
	Carter's Inc.	5,600	527
*	TripAdvisor Inc.	17,991	518
	Aramark	13,199	508
	Carnival Corp.	23,400	507
*	Madison Square Garden Sports Corp.	2,748	506
	Dick's Sporting Goods Inc.	8,512	478
	Wynn Resorts Ltd.	4,200	474
	New York Times Co. Class A	8,914	461
	Pool Corp.	1,184	441
	Vail Resorts Inc.	1,300	363
	Fox Corp. Class B	12,100	349
*	Grand Canyon Education Inc.	3,737	348
	Lennar Corp. Class B	5,464	334
	Ralph Lauren Corp. Class A	3,073	319
*	Zynga Inc. Class A	32,100	317
	Hyatt Hotels Corp. Class A	4,248	315
*	2U Inc.	7,800	312
*	Bright Horizons Family Solutions Inc.	1,766	305
*	Mattel Inc.	15,775	275
	Graham Holdings Co. Class B	400	213

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	211
	Foot Locker Inc.	3,866	156
	Hasbro Inc.	1,600	150
	Columbia Sportswear Co.	1,683	147
	Copa Holdings SA Class A	1,462	113
	Darden Restaurants Inc.	880	105
	Hanesbrands Inc.	6,700	98
	Nexstar Media Group Inc. Class A	800	87
	Wyndham Hotels & Resorts Inc.	1,038	62
*	Airbnb Inc. Class A	419	62
	Choice Hotels International Inc.	444	47
			575,476
Consumer Staples (2.4%)
	Procter & Gamble Co.	240,351	33,442
	PepsiCo Inc.	132,297	19,620
	Coca-Cola Co.	344,600	18,898
	Mondelez International Inc. Class A	148,388	8,676
	CVS Health Corp.	117,445	8,021
*	Monster Beverage Corp.	65,123	6,023
	Colgate-Palmolive Co.	59,637	5,100
	Philip Morris International Inc.	58,903	4,877
	Constellation Brands Inc. Class A	18,326	4,014
	Kimberly-Clark Corp.	28,821	3,886
	Corteva Inc.	75,255	2,914
	Sysco Corp.	38,967	2,894
	McCormick & Co. Inc. (Non-Voting)	30,070	2,875
	General Mills Inc.	48,414	2,847
	McKesson Corp.	15,695	2,730
	Church & Dwight Co. Inc.	30,778	2,685
	Archer-Daniels-Midland Co.	51,573	2,600
	Clorox Co.	12,303	2,484
	Brown-Forman Corp. Class B	30,438	2,418
	Kroger Co.	68,647	2,180
	Hershey Co.	14,203	2,164
	Tyson Foods Inc. Class A	30,613	1,973
*	Herbalife Nutrition Ltd.	40,333	1,938
	Altria Group Inc.	37,080	1,520
	J M Smucker Co.	11,951	1,381
	AmerisourceBergen Corp. Class A	14,106	1,379
	Conagra Brands Inc.	38,018	1,378
*	Hain Celestial Group Inc.	31,228	1,254
	Walgreens Boots Alliance Inc.	28,118	1,121
	Hormel Foods Corp.	22,584	1,053
		Shares	Market Value• ($000)
*	Post Holdings Inc.	9,905	1,000
	Lamb Weston Holdings Inc.	12,659	997
*	US Foods Holding Corp.	27,376	912
	Brown-Forman Corp. Class A	10,274	755
	Kellogg Co.	10,900	678
*	Sprouts Farmers Market Inc.	33,705	677
*	TreeHouse Foods Inc.	15,069	640
*	Beyond Meat Inc.	4,942	618
	Casey's General Stores Inc.	3,314	592
	Keurig Dr Pepper Inc.	18,093	579
	Ingredion Inc.	6,341	499
*	Grocery Outlet Holding Corp.	11,400	447
	Energizer Holdings Inc.	9,717	410
	Reynolds Consumer Products Inc.	12,100	363
	Campbell Soup Co.	7,400	358
	Kraft Heinz Co.	8,459	293
	Seaboard Corp.	93	282
	Molson Coors Beverage Co. Class B	4,300	194
			164,639
Energy (1.0%)
	Chevron Corp.	162,408	13,715
	Exxon Mobil Corp.	237,905	9,806
	ConocoPhillips	84,912	3,396
*	WPX Energy Inc.	394,316	3,214
	Phillips 66	31,975	2,236
	EOG Resources Inc.	41,056	2,048
	Marathon Petroleum Corp.	48,458	2,004
	Schlumberger NV	90,000	1,965
	Continental Resources Inc.	119,715	1,951
*	Cheniere Energy Inc.	31,747	1,906
	Pioneer Natural Resources Co.	15,691	1,787
*	First Solar Inc.	17,966	1,777
	Halliburton Co.	87,730	1,658
	Valero Energy Corp.	28,900	1,635
	Occidental Petroleum Corp.	88,690	1,535
*	ChampionX Corp.	99,308	1,519
	Marathon Oil Corp.	225,300	1,503
	Diamondback Energy Inc.	29,914	1,448
	Hess Corp.	25,949	1,370
	Kinder Morgan Inc.	92,547	1,265
	Baker Hughes Co. Class A	53,447	1,114
	Concho Resources Inc.	16,184	944
	EQT Corp.	72,232	918
	Murphy Oil Corp.	73,000	883
	Williams Cos. Inc.	35,300	708
*	Range Resources Corp.	99,510	667

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Cabot Oil & Gas Corp.	40,790	664
	National Oilwell Varco Inc.	28,200	387
	Cimarex Energy Co.	9,486	356
	Targa Resources Corp.	12,000	317
	Apache Corp.	20,000	284
	HollyFrontier Corp.	10,792	279
	Devon Energy Corp.	10,554	167
	Helmerich & Payne Inc.	3,200	74
			65,500
Financials (5.0%)
*	Berkshire Hathaway Inc. Class B	194,565	45,114
	JPMorgan Chase & Co.	293,654	37,315
	Bank of America Corp.	797,988	24,187
	Citigroup Inc.	188,000	11,592
	Morgan Stanley	142,641	9,775
	Wells Fargo & Co.	302,559	9,131
	S&P Global Inc.	26,017	8,553
	Goldman Sachs Group Inc.	31,593	8,331
	BlackRock Inc.	10,561	7,620
	Charles Schwab Corp.	122,499	6,497
	Progressive Corp.	64,645	6,392
	Chubb Ltd.	39,599	6,095
	Aon plc Class A	27,728	5,858
	Marsh & McLennan Cos. Inc.	49,821	5,829
	Intercontinental Exchange Inc.	50,126	5,779
*	SVB Financial Group	14,756	5,723
	PNC Financial Services Group Inc.	37,095	5,527
	MFA Financial Inc.	1,400,283	5,447
	Truist Financial Corp.	109,424	5,245
	US Bancorp	110,423	5,145
	Moody's Corp.	16,498	4,788
	First Republic Bank	30,426	4,470
	CME Group Inc.	24,318	4,427
	IHS Markit Ltd.	44,814	4,026
*	Lemonade Inc.	32,800	4,018
	Sterling Bancorp	220,858	3,971
	MSCI Inc. Class A	8,302	3,707
	Allstate Corp.	28,622	3,146
	Pinnacle Financial Partners Inc.	48,700	3,136
	Bank of New York Mellon Corp.	67,629	2,870
	Travelers Cos. Inc.	20,181	2,833
	Aflac Inc.	59,074	2,627
	MetLife Inc.	50,516	2,372
	Willis Towers Watson plc	11,000	2,317
*	Arch Capital Group Ltd.	63,827	2,302
*	Rocket Cos. Inc. Class A	111,600	2,257
*	Markel Corp.	2,130	2,201
	Discover Financial Services	23,903	2,164
	State Street Corp.	26,969	1,963
		Shares	Market Value• ($000)
	First Citizens BancShares Inc. Class A	3,400	1,953
	Ameriprise Financial Inc.	9,883	1,921
*	Brighthouse Financial Inc.	52,982	1,918
	T. Rowe Price Group Inc.	12,074	1,828
	American International Group Inc.	44,900	1,700
	FactSet Research Systems Inc.	4,736	1,575
	MarketAxess Holdings Inc.	2,731	1,558
	Hartford Financial Services Group Inc.	31,442	1,540
	Globe Life Inc.	15,679	1,489
	Fifth Third Bancorp	50,575	1,394
	Assured Guaranty Ltd.	43,927	1,383
	Arthur J Gallagher & Co.	10,997	1,360
	Alleghany Corp.	2,233	1,348
	Reinsurance Group of America Inc.	11,595	1,344
	Zions Bancorp NA	30,699	1,334
	Voya Financial Inc.	22,512	1,324
	W R Berkley Corp.	19,249	1,279
	Ally Financial Inc.	35,254	1,257
	Brown & Brown Inc.	26,238	1,244
	East West Bancorp Inc.	23,855	1,210
	Wintrust Financial Corp.	19,700	1,203
	Raymond James Financial Inc.	11,434	1,094
	Regions Financial Corp.	66,902	1,078
	Nasdaq Inc.	8,023	1,065
	Broadridge Financial Solutions Inc.	6,831	1,047
	RenaissanceRe Holdings Ltd.	6,293	1,044
	KeyCorp	57,018	936
*	GoHealth Inc. Class A	68,400	934
	Lincoln National Corp.	18,195	915
	Prudential Financial Inc.	11,212	875
	Citizens Financial Group Inc.	23,643	845
	Commerce Bancshares Inc.	12,342	811
	Hanover Insurance Group Inc.	6,939	811
	Assurant Inc.	5,942	809
*	Credit Acceptance Corp.	2,161	748
	Cboe Global Markets Inc.	7,925	738
	Northern Trust Corp.	6,972	649
	Everest Re Group Ltd.	2,700	632
	Cincinnati Financial Corp.	7,091	620
	Popular Inc.	10,841	611
	M&T Bank Corp.	4,600	586
	SEI Investments Co.	9,913	570
*	Athene Holding Ltd. Class A	13,120	566
	Western Alliance Bancorp	9,230	553

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	TCF Financial Corp.	14,251	528
	Jefferies Financial Group Inc.	21,416	527
	Santander Consumer USA Holdings Inc.	23,585	519
	White Mountains Insurance Group Ltd.	498	498
	MGIC Investment Corp.	35,128	441
	Morningstar Inc.	1,882	436
	Associated Banc-Corp	24,527	418
	LPL Financial Holdings Inc.	4,000	417
	CNA Financial Corp.	8,693	339
	Kemper Corp.	4,002	307
	Signature Bank	2,248	304
	Primerica Inc.	2,200	295
	BOK Financial Corp.	4,040	277
	Interactive Brokers Group Inc. Class A	4,420	269
*	LendingTree Inc.	900	246
	Equitable Holdings Inc.	9,264	237
	Erie Indemnity Co. Class A	872	214
	Synovus Financial Corp.	6,525	211
	OneMain Holdings Inc.	4,339	209
	Bank OZK	6,200	194
	Unum Group	6,127	141
	American Financial Group Inc.	972	85
	SLM Corp.	6,800	84
	First Horizon Corp.	3,430	44
	Franklin Resources Inc.	1,525	38
	Prosperity Bancshares Inc.	487	34
	Affiliated Managers Group Inc.	184	19
	Axis Capital Holdings Ltd.	100	5
			341,785
Health Care (6.1%)
	UnitedHealth Group Inc.	93,984	32,958
	Johnson & Johnson	206,714	32,533
	Thermo Fisher Scientific Inc.	42,487	19,790
	Merck & Co. Inc.	236,250	19,325
	Pfizer Inc.	508,307	18,711
	Abbott Laboratories	164,134	17,971
	Danaher Corp.	65,315	14,509
	Medtronic plc	122,867	14,393
	Eli Lilly & Co.	82,098	13,861
	AbbVie Inc.	121,396	13,008
	Amgen Inc.	52,569	12,087
*	Intuitive Surgical Inc.	12,578	10,290
	Zoetis Inc.	52,768	8,733
	Cigna Corp.	40,552	8,442
	Bristol-Myers Squibb Co.	134,884	8,367
	Stryker Corp.	30,849	7,559
	Anthem Inc.	23,239	7,462
*	IDEXX Laboratories Inc.	12,149	6,073
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	66,235	6,043
	Humana Inc.	13,882	5,695
*	Vertex Pharmaceuticals Inc.	23,758	5,615
	Becton Dickinson & Co.	21,512	5,383
*	Illumina Inc.	14,310	5,295
	Gilead Sciences Inc.	82,302	4,795
	HCA Healthcare Inc.	27,941	4,595
*	Align Technology Inc.	8,178	4,370
*	Boston Scientific Corp.	119,673	4,302
*	IQVIA Holdings Inc.	23,886	4,280
*	Biogen Inc.	17,376	4,255
*	Regeneron Pharmaceuticals Inc.	8,203	3,963
	Baxter International Inc.	47,400	3,803
	Agilent Technologies Inc.	29,707	3,520
*	Laboratory Corp. of America Holdings	16,697	3,399
*	Alexion Pharmaceuticals Inc.	20,349	3,179
*	Catalent Inc.	27,491	2,861
*	Veeva Systems Inc. Class A	10,433	2,840
	Zimmer Biomet Holdings Inc.	18,070	2,784
*	DexCom Inc.	7,279	2,691
*	Sage Therapeutics Inc.	30,100	2,604
*	Centene Corp.	43,172	2,592
*	Varian Medical Systems Inc.	14,448	2,529
*	Moderna Inc.	24,203	2,528
	ResMed Inc.	11,300	2,402
*	Hologic Inc.	29,853	2,174
*	Acadia Healthcare Co. Inc.	43,032	2,163
*	Charles River Laboratories International Inc.	8,059	2,014
*	DaVita Inc.	17,119	2,010
*	Exact Sciences Corp.	14,418	1,910
	PerkinElmer Inc.	13,223	1,897
*	Seagen Inc.	10,763	1,885
*	Bio-Rad Laboratories Inc. Class A	3,202	1,867
	Cooper Cos. Inc.	5,136	1,866
	Teleflex Inc.	3,932	1,618
*	Incyte Corp.	17,669	1,537
	Bio-Techne Corp.	4,831	1,534
	Quest Diagnostics Inc.	12,819	1,528
*	Elanco Animal Health Inc.	49,626	1,522
*	Molina Healthcare Inc.	7,010	1,491
*	ABIOMED Inc.	4,438	1,439
*	Reata Pharmaceuticals Inc. Class A	11,000	1,360
*	Masimo Corp.	4,949	1,328
*	Jazz Pharmaceuticals plc	8,039	1,327

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Horizon Therapeutics plc	17,602	1,288
	Universal Health Services Inc. Class B	9,109	1,252
*	QIAGEN NV	23,457	1,240
	West Pharmaceutical Services Inc.	4,202	1,190
*	Viatris Inc.	63,070	1,182
*	Envista Holdings Corp.	34,520	1,164
	Cerner Corp.	14,193	1,114
*	Sarepta Therapeutics Inc.	6,283	1,071
*	BioMarin Pharmaceutical Inc.	11,883	1,042
*	Alnylam Pharmaceuticals Inc.	7,820	1,016
	DENTSPLY SIRONA Inc.	18,983	994
*	Insulet Corp.	3,622	926
*	Ionis Pharmaceuticals Inc.	15,847	896
	Chemed Corp.	1,615	860
	Hill-Rom Holdings Inc.	8,722	854
*	Alkermes plc	41,100	820
*	Neurocrine Biosciences Inc.	8,264	792
*	Penumbra Inc.	4,163	728
*	Iovance Biotherapeutics Inc.	13,500	626
	STERIS plc	3,159	599
*	PPD Inc.	16,500	565
*	Exelixis Inc.	27,903	560
*	Teladoc Health Inc.	2,500	500
*	Nektar Therapeutics Class A	29,132	495
	Perrigo Co. plc	10,778	482
*	PRA Health Sciences Inc.	3,678	461
	Premier Inc. Class A	12,944	454
	Cardinal Health Inc.	8,345	447
*	United Therapeutics Corp.	2,593	394
*	Adaptive Biotechnologies Corp.	6,500	384
*	Global Blood Therapeutics Inc.	8,800	381
*	Guardant Health Inc.	2,538	327
*	Avantor Inc.	10,252	289
*	Agios Pharmaceuticals Inc.	6,300	273
*	ACADIA Pharmaceuticals Inc.	4,500	241
*	Integra LifeSciences Holdings Corp.	3,189	207
	Encompass Health Corp.	2,416	200
	Bruker Corp.	1,500	81
*	ICU Medical Inc.	200	43
*	GoodRx Holdings Inc. Class A	74	3
			421,306
Industrials (6.9%)
	Visa Inc. Class A	165,796	36,265
		Shares	Market Value• ($000)
	Mastercard Inc. Class A	87,886	31,370
*	PayPal Holdings Inc.	126,894	29,719
	Accenture plc Class A	58,776	15,353
	Honeywell International Inc.	69,897	14,867
	Union Pacific Corp.	64,936	13,521
	Boeing Co.	49,709	10,641
	3M Co.	50,985	8,912
	United Parcel Service Inc. Class B	52,034	8,763
	Deere & Co.	32,002	8,610
*	Square Inc. Class A	39,008	8,490
	Raytheon Technologies Corp.	117,533	8,405
	Caterpillar Inc.	45,524	8,286
*	Fiserv Inc.	71,839	8,180
	Fidelity National Information Services Inc.	56,184	7,948
	Lockheed Martin Corp.	21,823	7,747
	American Express Co.	63,198	7,641
	General Electric Co.	672,438	7,262
	CSX Corp.	79,922	7,253
	Sherwin-Williams Co.	9,714	7,139
	Capital One Financial Corp.	72,192	7,136
	Global Payments Inc.	32,231	6,943
	Norfolk Southern Corp.	24,666	5,861
	AMETEK Inc.	46,011	5,565
	Automatic Data Processing Inc.	31,334	5,521
	Illinois Tool Works Inc.	26,375	5,377
	FedEx Corp.	19,930	5,174
	Northrop Grumman Corp.	13,851	4,221
*	TransDigm Group Inc.	6,285	3,889
	Eaton Corp. plc	31,645	3,802
	Emerson Electric Co.	47,090	3,785
	Vulcan Materials Co.	25,110	3,724
	Cintas Corp.	10,373	3,666
*	Mettler-Toledo International Inc.	3,121	3,557
	Ball Corp.	37,125	3,459
	PPG Industries Inc.	22,949	3,310
	Fortive Corp.	45,701	3,237
	Trane Technologies plc	21,310	3,093
	Martin Marietta Materials Inc.	10,626	3,017
	Howmet Aerospace Inc.	105,166	3,001
	Carrier Global Corp.	74,958	2,827
*	Keysight Technologies Inc.	21,308	2,815
*	United Rentals Inc.	12,074	2,800
	Verisk Analytics Inc. Class A	13,447	2,791
	Rockwell Automation Inc.	10,862	2,724
*	Middleby Corp.	20,834	2,686
	Xylem Inc.	25,125	2,557
	Parker-Hannifin Corp.	9,302	2,534

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	37,479	2,532
	Equifax Inc.	12,823	2,473
	PACCAR Inc.	28,448	2,455
*	Berry Global Group Inc.	43,393	2,438
*	Teledyne Technologies Inc.	6,144	2,408
*	Crown Holdings Inc.	23,861	2,391
*	Ingersoll Rand Inc.	48,482	2,209
*	Zebra Technologies Corp. Class A	5,716	2,197
	Quanta Services Inc.	30,093	2,167
*	FleetCor Technologies Inc.	7,915	2,159
	Stanley Black & Decker Inc.	11,796	2,106
	IDEX Corp.	10,462	2,084
	General Dynamics Corp.	13,791	2,052
*	Trimble Inc.	30,037	2,006
	HEICO Corp. Class A	17,003	1,990
	Cummins Inc.	8,721	1,981
	TransUnion	19,883	1,973
*	Waters Corp.	7,833	1,938
	Eagle Materials Inc.	18,979	1,924
	Old Dominion Freight Line Inc.	9,621	1,878
*	AECOM	35,745	1,779
*	Colfax Corp.	46,190	1,766
	Textron Inc.	36,284	1,754
	Jacobs Engineering Group Inc.	15,658	1,706
	Nordson Corp.	8,492	1,706
	Kansas City Southern	7,571	1,545
	Masco Corp.	26,716	1,468
	Synchrony Financial	41,089	1,426
	Allegion plc	12,151	1,414
	AGCO Corp.	13,710	1,413
	A O Smith Corp.	25,732	1,411
	ITT Inc.	18,189	1,401
*	Kirby Corp.	27,000	1,399
*	XPO Logistics Inc.	11,342	1,352
	Lennox International Inc.	4,681	1,282
	Toro Co.	13,011	1,234
	JB Hunt Transport Services Inc.	8,852	1,210
	Carlisle Cos. Inc.	7,633	1,192
	MKS Instruments Inc.	7,915	1,191
	Cognex Corp.	14,825	1,190
*	Sensata Technologies Holding plc	22,433	1,183
	Johnson Controls International plc	25,378	1,182
	Dover Corp.	8,810	1,112
	Sealed Air Corp.	23,960	1,097
	WW Grainger Inc.	2,682	1,095
	Huntington Ingalls Industries Inc.	6,396	1,090
	Oshkosh Corp.	12,558	1,081
		Shares	Market Value• ($000)
	Packaging Corp. of America	7,444	1,027
	Owens Corning	13,342	1,011
	Valmont Industries Inc.	5,396	944
	BWX Technologies Inc.	14,202	856
	Landstar System Inc.	6,235	840
	DuPont de Nemours Inc.	11,449	814
	FLIR Systems Inc.	18,391	806
	RPM International Inc.	8,489	771
	AptarGroup Inc.	5,600	767
*	Fair Isaac Corp.	1,440	736
	Silgan Holdings Inc.	18,967	703
	Air Lease Corp. Class A	15,591	693
	Donaldson Co. Inc.	12,229	683
*	WEX Inc.	3,348	681
	Jack Henry & Associates Inc.	4,132	669
	Booz Allen Hamilton Holding Corp. Class A	6,943	605
	Knight-Swift Transportation Holdings Inc.	14,300	598
	Regal Beloit Corp.	4,625	568
*	Axalta Coating Systems Ltd.	19,616	560
	CoreLogic Inc.	6,976	539
*	Gates Industrial Corp. plc	42,069	537
	Pentair plc	10,087	536
	Expeditors International of Washington Inc.	5,586	531
*	Vontier Corp.	15,680	524
	Armstrong World Industries Inc.	6,812	507
	Trinity Industries Inc.	19,100	504
	CH Robinson Worldwide Inc.	5,311	499
	Genpact Ltd.	11,065	458
	Flowserve Corp.	12,288	453
	Lincoln Electric Holdings Inc.	3,765	438
	Littelfuse Inc.	1,673	426
*	Coherent Inc.	2,590	389
*	WESCO International Inc.	4,845	380
	Snap-on Inc.	2,097	359
	Graco Inc.	4,912	355
*	Euronet Worldwide Inc.	2,192	318
	Robert Half International Inc.	5,000	312
	Curtiss-Wright Corp.	2,405	280
	Brunswick Corp.	3,628	277
	Schneider National Inc. Class B	13,062	270
	Graphic Packaging Holding Co.	15,800	268
*	Paylocity Holding Corp.	1,300	268
	MDU Resources Group Inc.	9,950	262
	nVent Electric plc	10,087	235

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	ADT Inc.	28,622	225
	ManpowerGroup Inc.	2,450	221
*	Pluralsight Inc. Class A	9,843	206
	Allison Transmission Holdings Inc.	4,157	179
	Hubbell Inc. Class B	1,100	172
	HEICO Corp.	1,087	144
	Alliance Data Systems Corp.	1,600	119
*	Virgin Galactic Holdings Inc.	4,000	95
			471,102
Other (1.0%)
[1]	Vanguard Tax-Exempt Bond Index ETF	1,244,530	68,686
Real Estate (1.3%)
	American Tower Corp.	45,198	10,145
	Prologis Inc.	84,344	8,406
	Equinix Inc.	9,349	6,677
	Crown Castle International Corp.	41,238	6,565
	SBA Communications Corp. Class A	18,289	5,160
*	CoStar Group Inc.	3,869	3,576
	Digital Realty Trust Inc.	24,538	3,423
	Public Storage	12,156	2,807
*	Zillow Group Inc. Class C	18,791	2,439
*	CBRE Group Inc. Class A	38,001	2,383
	American Homes 4 Rent Class A	76,425	2,293
	Equity Commonwealth	79,495	2,169
	Weyerhaeuser Co.	54,846	1,839
	Equity Residential	30,450	1,805
*	Howard Hughes Corp.	22,500	1,776
	Welltower Inc.	26,763	1,729
	Alexandria Real Estate Equities Inc.	9,176	1,635
	AvalonBay Communities Inc.	9,828	1,577
	Host Hotels & Resorts Inc.	106,999	1,565
	Extra Space Storage Inc.	13,300	1,541
*	Jones Lang LaSalle Inc.	10,212	1,515
	Essex Property Trust Inc.	5,973	1,418
	Equity LifeStyle Properties Inc.	22,346	1,416
	Invitation Homes Inc.	45,962	1,365
	Realty Income Corp.	20,900	1,299
	Mid-America Apartment Communities Inc.	9,294	1,177
	Ventas Inc.	23,100	1,133
	Duke Realty Corp.	26,790	1,071
	Camden Property Trust	10,700	1,069
	Boston Properties Inc.	10,781	1,019
	Healthpeak Properties Inc.	30,867	933
	Empire State Realty Trust Inc. Class A	96,000	895
		Shares	Market Value• ($000)
	Sun Communities Inc.	4,596	698
*	Apartment Income REIT Corp.	17,807	684
	Kilroy Realty Corp.	10,852	623
	Lamar Advertising Co. Class A	7,467	621
	Douglas Emmett Inc.	20,790	607
	CyrusOne Inc.	7,600	556
	UDR Inc.	13,895	534
*	Zillow Group Inc. Class A	3,647	496
	Rexford Industrial Realty Inc.	10,000	491
	CoreSite Realty Corp.	3,037	381
	SL Green Realty Corp.	6,259	373
	JBG SMITH Properties	11,505	360
	Americold Realty Trust	8,862	331
	VICI Properties Inc.	12,500	319
	First Industrial Realty Trust Inc.	7,000	295
	Federal Realty Investment Trust	3,019	257
	Medical Properties Trust Inc.	10,779	235
*	RealPage Inc.	2,488	217
	Cousins Properties Inc.	5,100	171
	Hudson Pacific Properties Inc.	6,800	163
	Rayonier Inc.	5,100	150
	Apartment Investment & Management Co. Class A	17,807	94
	STORE Capital Corp.	1,277	43
	Life Storage Inc.	342	41
	American Campus Communities Inc.	760	33
			92,593
Technology (13.2%)
	Apple Inc.	1,574,409	208,909
	Microsoft Corp.	728,643	162,065
*	Facebook Inc. Class A	237,076	64,760
*	Alphabet Inc. Class A	32,353	56,703
*	Alphabet Inc. Class C	25,264	44,260
	NVIDIA Corp.	59,515	31,079
*	Adobe Inc.	49,218	24,615
	Intel Corp.	386,436	19,252
*	salesforce.com Inc.	77,575	17,263
	QUALCOMM Inc.	108,410	16,515
	Broadcom Inc.	32,749	14,339
	Texas Instruments Inc.	78,992	12,965
	Oracle Corp.	191,677	12,400
*	ServiceNow Inc.	17,885	9,844
*	Micron Technology Inc.	127,810	9,609
	Intuit Inc.	25,152	9,554
*	Advanced Micro Devices Inc.	103,623	9,503
	Applied Materials Inc.	90,715	7,829

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Autodesk Inc.	23,262	7,103
	Roper Technologies Inc.	14,570	6,281
	Lam Research Corp.	13,149	6,210
	International Business Machines Corp.	45,903	5,778
	Analog Devices Inc.	33,550	4,956
*	Cadence Design Systems Inc.	33,815	4,613
*	Workday Inc. Class A	18,747	4,492
*	Synopsys Inc.	17,230	4,467
	Amphenol Corp. Class A	32,780	4,287
*	Twilio Inc. Class A	12,330	4,174
*	Match Group Inc.	27,592	4,172
	Xilinx Inc.	28,929	4,101
*	Twitter Inc.	74,635	4,041
	Cognizant Technology Solutions Corp. Class A	48,018	3,935
*	Zoom Video Communications Inc. Class A	10,400	3,508
*	Okta Inc.	13,316	3,386
*	DocuSign Inc. Class A	14,425	3,207
	Marvell Technology Group Ltd.	62,986	2,994
	HP Inc.	119,671	2,943
*	Atlassian Corp. plc Class A	12,259	2,867
	Microchip Technology Inc.	20,270	2,800
*	ANSYS Inc.	7,369	2,681
*	VeriSign Inc.	12,221	2,645
	Skyworks Solutions Inc.	17,100	2,614
*	Splunk Inc.	14,814	2,517
	Corning Inc.	68,131	2,453
*	Arista Networks Inc.	8,376	2,434
	KLA Corp.	9,317	2,412
*	ON Semiconductor Corp.	72,209	2,363
	Teradyne Inc.	19,532	2,342
*	Dell Technologies Inc. Class C	28,164	2,064
*	Cree Inc.	18,851	1,996
*	RingCentral Inc. Class A	4,984	1,889
*	Qorvo Inc.	11,320	1,882
*	Black Knight Inc.	20,612	1,821
*	Fortinet Inc.	12,162	1,806
*	Akamai Technologies Inc.	17,101	1,795
*	Arrow Electronics Inc.	17,906	1,742
*	Paycom Software Inc.	3,751	1,696
*	GoDaddy Inc. Class A	19,883	1,649
*	NCR Corp.	42,803	1,608
*	IAC/InterActiveCorp	8,045	1,523
*	Palo Alto Networks Inc.	4,128	1,467
	Hewlett Packard Enterprise Co.	120,529	1,428
*	Ceridian HCM Holding Inc.	12,978	1,383
*	Gartner Inc.	8,596	1,377
*	VMware Inc. Class A	9,429	1,323
		Shares	Market Value• ($000)
*	Nuance Communications Inc.	29,403	1,296
	Citrix Systems Inc.	9,859	1,283
*	PTC Inc.	10,669	1,276
*	Tyler Technologies Inc.	2,891	1,262
*	EPAM Systems Inc.	3,426	1,228
*	Coupa Software Inc.	3,519	1,193
*	F5 Networks Inc.	6,675	1,174
*	Pinterest Inc. Class A	17,800	1,173
*	IPG Photonics Corp.	5,229	1,170
	CDW Corp.	8,857	1,167
	Western Digital Corp.	20,174	1,117
*	MongoDB Inc.	2,994	1,075
*	Zendesk Inc.	7,476	1,070
*	Slack Technologies Inc. Class A	24,300	1,026
	Universal Display Corp.	4,186	962
*	Zscaler Inc.	4,818	962
*	Guidewire Software Inc.	7,046	907
	Monolithic Power Systems Inc.	2,200	806
*	Manhattan Associates Inc.	6,606	695
*	Grubhub Inc.	9,200	683
*	Crowdstrike Holdings Inc. Class A	3,100	657
*	Cerence Inc.	6,400	643
*	Pure Storage Inc. Class A	28,105	635
	NetApp Inc.	8,971	594
	Leidos Holdings Inc.	5,350	562
*	Aspen Technology Inc.	4,278	557
*	Elastic NV	3,518	514
	NortonLifeLock Inc.	24,339	506
	SS&C Technologies Holdings Inc.	6,447	469
*	Teradata Corp.	19,986	449
*	PagerDuty Inc.	10,708	447
*	SolarWinds Corp.	29,740	445
*	Nutanix Inc. Class A	11,790	376
	Jabil Inc.	8,300	353
*	Dropbox Inc. Class A	15,760	350
*	HubSpot Inc.	820	325
	Entegris Inc.	3,200	308
*	New Relic Inc.	4,500	294
	DXC Technology Co.	11,250	290
*	Avalara Inc.	1,751	289
*	Smartsheet Inc. Class A	3,300	229
*	Change Healthcare Inc.	12,066	225
*	Proofpoint Inc.	1,600	218
*	Dynatrace Inc.	4,970	215
*	CACI International Inc. Class A	800	199
	Pegasystems Inc.	1,468	196
*	Medallia Inc.	5,374	179
	Amdocs Ltd.	2,400	170
*	Concentrix Corp.	1,700	168
	SYNNEX Corp.	1,700	138

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Alteryx Inc. Class A	1,112	135
*	FireEye Inc.	4,671	108
	Xerox Holdings Corp.	4,318	100
	National Instruments Corp.	2,211	97
*	Fastly Inc. Class A	900	79
	Avnet Inc.	600	21
*	Palantir Technologies Inc. Class A	834	20
*	Unity Software Inc.	116	18
*	Snowflake Inc. Class A	61	17
*	DoorDash Inc. Class A	50	7
	CDK Global Inc.	3	—
			905,816
Telecommunications (1.6%)
	Comcast Corp. Class A	445,383	23,338
	Cisco Systems Inc.	392,433	17,562
	Verizon Communications Inc.	288,107	16,926
	AT&T Inc.	454,423	13,069
*	Charter Communications Inc. Class A	16,156	10,688
*	T-Mobile US Inc.	62,892	8,481
*	Liberty Broadband Corp. Class C	26,422	4,185
*	Roku Inc.	8,713	2,893
	Motorola Solutions Inc.	15,378	2,615
	L3Harris Technologies Inc.	13,517	2,555
*	Liberty Broadband Corp. Class A	12,998	2,048
*	Altice USA Inc. Class A	37,314	1,413
*	DISH Network Corp. Class A	32,192	1,041
*	Ciena Corp.	15,379	813
*	CommScope Holding Co. Inc.	36,723	492
	Ubiquiti Inc.	1,484	413
	Telephone & Data Systems Inc.	14,435	268
	Cable One Inc.	40	89
			108,889
Utilities (1.3%)
	NextEra Energy Inc.	213,340	16,459
	Southern Co.	98,416	6,046
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	36,290	5,569
	Duke Energy Corp.	59,772	5,473
	Waste Management Inc.	33,651	3,968
	Dominion Energy Inc.	52,174	3,924
	American Electric Power Co. Inc.	43,400	3,614
	Sempra Energy	26,229	3,342
	Xcel Energy Inc.	50,071	3,338
*	Clean Harbors Inc.	41,000	3,120
	Public Service Enterprise Group Inc.	47,759	2,784
	Exelon Corp.	65,800	2,778
	WEC Energy Group Inc.	26,459	2,435
	Eversource Energy	24,487	2,118
	DTE Energy Co.	17,175	2,085
	Consolidated Edison Inc.	25,300	1,828
	CMS Energy Corp.	26,129	1,594
	Republic Services Inc. Class A	16,510	1,590
	Edison International	25,217	1,584
	Essential Utilities Inc.	30,186	1,428
*	PG&E Corp.	106,300	1,325
	AES Corp.	53,469	1,257
	Alliant Energy Corp.	24,226	1,248
	Ameren Corp.	15,798	1,233
	Vistra Corp.	56,291	1,107
	NRG Energy Inc.	28,315	1,063
	Entergy Corp.	10,412	1,040
*	Stericycle Inc.	14,737	1,022
	NiSource Inc.	42,649	978
	FirstEnergy Corp.	31,056	951
	Atmos Energy Corp.	8,645	825
	Evergy Inc.	11,535	640
	OGE Energy Corp.	19,986	637
	UGI Corp.	15,661	548
	CenterPoint Energy Inc.	16,000	346
	Pinnacle West Capital Corp.	3,458	276
	National Fuel Gas Co.	3,726	153
	Avangrid Inc.	2,345	107
			89,833
Total Common Stocks (Cost $1,419,777)			3,362,467

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (50.3%)
Alabama (0.5%)
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	563
Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	409

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama State Public School & College Authority	4.000%	11/1/38	2,500	3,114
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,100	1,276
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,702
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	845	975
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	3,885	3,931
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	452
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	641
	Huntsville AL GO	5.000%	5/1/35	1,125	1,417
	Huntsville AL GO	5.000%	5/1/38	1,860	2,412
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	1,014
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,832
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,228
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	561
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	456
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,482
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,513
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,375	1,526
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	657
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,343
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,204
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	830
					37,538
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	453
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	75	80
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,699
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,552
					3,784
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	803
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	626
	Arizona COP	5.000%	10/1/26	2,000	2,516
	Arizona Industrial Development Authority Lease Revenue (Children's National Medical Center)	5.000%	9/1/34	350	453
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	183
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	102
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	272
[4]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	314
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,687
	Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,398

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,936
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,293
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,411
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,459
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,368
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,259
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	536
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,170
	Chandler AZ GO	5.000%	7/1/23	1,165	1,305
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,229
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,110
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,035
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	1,086
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,700	1,978
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,100	1,493
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,228
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,455
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,615
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,260
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	525	537
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,350
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,283
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,935
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,328
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	340
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	286
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,286
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,322
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28	515	537
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,131
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,906
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,339
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,060
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	825

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	1,220
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22	500	518
					62,783
Arkansas (0.1%)
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,323
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,117
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,252
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,207
	University of Arkansas Revenue	5.000%	11/1/21	805	837
	University of Arkansas Revenue	5.000%	11/1/24	850	999
	University of Arkansas Revenue	5.000%	11/1/30	775	958
					7,693
California (4.7%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22	500	529
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	778
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,403
[7]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	604
[8]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	1,790	1,360
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,098
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,110
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,171
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	950
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	530
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,109
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,166
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,120
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,088
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,198
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,112
[9]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.700% PUT	0.790%	4/1/21	1,000	1,000
[9]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.990%	5/1/23	1,000	1,007
[7]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	889
	California GO	5.000%	8/1/22	1,000	1,076
	California GO	5.000%	9/1/22	1,805	1,950

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/23	1,155	1,311
	California GO	5.000%	4/1/24	2,000	2,309
	California GO	5.000%	10/1/24	2,000	2,356
	California GO	5.000%	3/1/26	660	789
	California GO	5.000%	4/1/26	2,000	2,490
	California GO	5.000%	4/1/27	2,000	2,567
	California GO	3.500%	8/1/27	1,515	1,816
	California GO	5.000%	2/1/28	690	758
	California GO	5.000%	4/1/28	5,125	6,747
	California GO	5.000%	9/1/29	455	567
	California GO	5.000%	11/1/29	1,700	1,923
	California GO	5.000%	9/1/30	1,000	1,031
	California GO	5.000%	11/1/30	5,000	6,977
	California GO	5.000%	4/1/31	1,005	1,414
	California GO	4.000%	8/1/31	1,675	1,966
	California GO	5.000%	2/1/32	500	525
	California GO	5.000%	4/1/32	2,500	3,319
	California GO	5.000%	10/1/32	1,875	2,190
	California GO	4.000%	8/1/33	1,520	1,772
	California GO	5.000%	8/1/33	2,865	3,535
	California GO	4.000%	9/1/33	2,000	2,335
	California GO	3.000%	10/1/34	1,225	1,400
	California GO	5.000%	11/1/34	1,340	1,835
	California GO	3.000%	10/1/35	1,815	2,059
	California GO	5.000%	11/1/35	5,000	6,826
	California GO	4.000%	3/1/36	2,000	2,481
	California GO	3.000%	10/1/36	1,500	1,689
[2]	California GO VRDO	0.050%	1/4/21	2,000	2,000
[2]	California GO VRDO	0.060%	1/4/21	6,540	6,540
[2]	California Health Facilities Financing Authority Revenue (Advent Obligated Group) VRDO	0.060%	1/4/21	3,050	3,050
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,457
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,077
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,192
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	864
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,362
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	2,055
	California Health Facilities Financing Authority Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	991
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,263
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	651
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,168
	California Municipal Finance Authority Revenue (Republic Services Inc. Projects) PUT	0.180%	4/1/21	4,600	4,600
[2]	California Public Finance Authority Revenue (Sharp Healthcare) VRDO	0.060%	1/4/21	1,300	1,300
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	22

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,068
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,120
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,408
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	330
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29	260	272
	California Public Works Board Lease Revenue (Regents of The University of California) Prere.	5.000%	12/1/21	35	37
[5]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/24	500	548
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,951
[5]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	1,000	1,297
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,082
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	370
	California Public Works Board Lease Revenue (Various Capital Projects) Prere.	5.000%	12/1/21	25	26
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	245	256
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	255	266
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,223
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,542
	California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,344
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,502
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,196
	California State University Systemwide Revenue	5.000%	11/1/39	2,500	2,894
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,688
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,088
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,640	4,930
[4]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	463
[2]	California Statewide Communities Development Authority Revenue (Rady Children's Hospital) VRDO	0.060%	1/4/21	400	400
[3]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,203
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	1,000	1,116
	Chaffey CA Community College District GO	5.000%	6/1/23	850	949
[3]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	942
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,095
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,038
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,124
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,124
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22	970	1,047
[3]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,106

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,561
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,208
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	500	594
[7]	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	2,060	1,948
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	1,140	1,339
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,234
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26	1,500	1,674
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	1,000	1,149
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	376
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	494
[12]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,263
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,198
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,136
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,461
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,500
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,719
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,724
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,207
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,198
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,239
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,476
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	619
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,290
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	2,009
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.090%	1/4/21	6,345	6,345
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,804
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,792
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,798
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,201
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	537
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,264
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,338
	Marysville CA Revenue (Fremont-Rideout Health Group) Prere.	5.250%	1/1/21	600	600
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,332
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	925
	Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,836
[11]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	1,090	1,240
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	559
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	536

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,808
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,178
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,365
[8]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	988
[12]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	981
[12]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	598
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	1,085	1,124
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,395	1,715
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,427
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,123
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,953
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	373
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	383
[6]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	830
[8]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,529
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23	330	330
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	604
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	699
[3]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	994
	San Diego CA Community College District GO Prere.	5.000%	8/1/21	500	514
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,123
	San Diego CA Unified School District GO	0.000%	7/1/27	100	95
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	520	690
	San Diego CA Unified School District GO	0.000%	7/1/28	430	401
	San Diego CA Unified School District GO	0.000%	7/1/29	440	402
	San Diego CA Unified School District GO	0.000%	7/1/30	100	89
	San Diego CA Unified School District GO	5.000%	7/1/35	2,000	2,219
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	306
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	77
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	66
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	55
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	594
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,203
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,848
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21	350	357
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,976
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,139
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,164
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	643
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	405	411
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,292
	San Francisco CA City & County International Airport Revenue Prere.	5.000%	5/3/21	95	97

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,122
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,184
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,853
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	1,020
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,060
[7]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,163
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,235
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,094
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,392
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,377
	Southern California Public Power Authority Revenue (Canyon Power Project) Prere.	5.000%	7/1/21	1,105	1,131
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,207
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,140
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,268
[8]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	999
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,953
	University of California Revenue	5.000%	5/15/23	875	890
	University of California Revenue	5.000%	5/15/28	690	764
	University of California Revenue	4.000%	5/15/33	1,000	1,128
	University of California Revenue	5.000%	5/15/33	3,000	4,098
	University of California Revenue	4.000%	5/15/34	1,000	1,179
	University of California Revenue	4.000%	5/15/34	1,770	1,945
	University of California Revenue	4.000%	5/15/35	2,000	2,355
	University of California Revenue	5.000%	5/15/35	1,620	2,093
	University of California Revenue	5.000%	5/15/35	1,165	1,500
	University of California Revenue Prere.	5.000%	5/15/21	160	163
	University of California Revenue Prere.	5.000%	5/15/23	310	345
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,405
	University of California Revenue VRDO	0.050%	1/4/21	2,700	2,700
[3,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	957
[8]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	958
					319,036
Colorado (0.8%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,735
	Adams County CO COP	5.000%	12/1/31	650	781
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	331
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21	500	520
	Colorado COP	4.000%	12/15/33	1,235	1,487
	Colorado COP	4.000%	12/15/34	1,745	2,097
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	575
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,293
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,190
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,302

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,408
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,388
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Prere.	5.250%	2/1/21	2,500	2,509
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	546
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,790
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,250	2,449
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	545
	Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,076
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,410
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	965
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	462
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,988
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	425
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,725
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,151
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,464
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	996
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,777
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	821
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,999
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/26	350	381
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/27	500	544
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/29	500	543
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/30	520	565
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/31	635	690
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	1,000	1,128
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,398
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,323
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,416
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,868
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	550
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,073
					56,684
Connecticut (0.8%)
	Connecticut GO	5.000%	4/15/21	500	507
	Connecticut GO	5.000%	11/15/22	1,935	2,106
	Connecticut GO	5.000%	4/15/24	800	848
	Connecticut GO	5.000%	2/15/25	1,000	1,186
	Connecticut GO	5.000%	5/15/25	2,345	2,807
	Connecticut GO	5.000%	2/15/26	1,000	1,228
	Connecticut GO	5.000%	9/1/26	1,000	1,163
	Connecticut GO	5.000%	2/15/27	1,000	1,264
	Connecticut GO	4.000%	9/15/27	1,000	1,057
	Connecticut GO	5.000%	4/15/28	500	528
	Connecticut GO	5.000%	4/15/28	1,000	1,299
	Connecticut GO	4.000%	6/1/29	1,000	1,249
	Connecticut GO	5.000%	3/1/32	2,950	3,318
	Connecticut GO	5.000%	10/15/32	705	756
	Connecticut GO	4.000%	3/15/35	5,000	5,669

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Connecticut GO	3.000%	1/15/38	2,345	2,603
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,306
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,199
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	2,066
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare) Prere.	5.000%	7/1/21	550	563
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,585
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	1,109
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	673
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	892
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	917
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,735
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	542
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,185	1,331
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,329
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,275
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,943
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,619
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,382
	University of Connecticut GO	5.000%	2/15/27	635	749
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,284
					56,087
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,207
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	749
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,606
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	659
	Delaware Transportation Authority Grant Anticipation Bonds	5.000%	9/1/29	1,750	2,341
	University of Delaware Revenue	5.000%	11/1/34	440	639
	University of Delaware Revenue	5.000%	11/1/35	500	732
					7,933
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,492
	District of Columbia GO	5.000%	6/1/29	3,780	4,368
	District of Columbia GO	5.000%	6/1/32	1,000	1,229
	District of Columbia GO	5.000%	6/1/34	1,320	1,639
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,187
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,473
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	683

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia Income Tax Revenue	5.000%	5/1/37	5,735	7,694
District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,161
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,359
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,717
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,197
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,816
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	821
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,149
Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,289
Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,800	3,759
Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,648
				40,681
Florida (2.4%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,110
Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	434
Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,144
Capital Projects Finance Authority FL Student housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	626
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	455
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,166
East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,159
East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,050	1,314
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,882
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,296
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	760	775
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	697
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,323
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,436
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,918
Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	473
Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	558
Florida GO	4.000%	6/1/27	1,455	1,586
Florida GO	5.000%	7/1/27	1,440	1,810
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	890

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	2,039
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,251
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,138
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,601
[2]	Hillsborough County FL Industrial Development Authority Health System Revenue VRDO	0.110%	1/4/21	17,100	17,100
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	559
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,769
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,241
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	1,160	1,313
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	190	192
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,290
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	4/1/21	310	314
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,472
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,890
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,437
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,329
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,934
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,168
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	537
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,837
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,191
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,432
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,948
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,147
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,304
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	927
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,834
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	2,085
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,143
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,182
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,796
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,274
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,661
[3,4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,230
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.875%	10/1/24	500	500
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,225
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,201
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,203
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,422

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	988
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	952
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital)	5.000%	8/1/25	1,000	1,109
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,086
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,713
	Miami-Dade County FL School Board GO	5.000%	3/15/31	3,155	3,448
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,610	1,820
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,781
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,615
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	738
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,084
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	542
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,622
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,233
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,206
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,840
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,465
[3]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,930
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	632
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,381
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	662
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,522
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,845
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,779
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Ration Expansion)	2.625%	6/1/25	150	153
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	509
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,341
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,157
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,230	1,239
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,157
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,356
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,089
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26	1,000	1,120
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,156
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,116
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,186
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	875
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,470
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,512
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	214
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,669
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	798
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	255

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	318
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21	1,275	1,311
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,141
	Tohopekaliga FL Water Authority Utility System Revenue Prere.	5.750%	10/1/21	500	521
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,067
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,180
					166,071
Georgia (1.4%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,121
	Atlanta GA Airport Revenue	5.000%	7/1/30	1,000	1,366
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,239
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,560
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,552
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,682
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	509
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	129
	City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,720
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	441
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,368
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	992
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	517
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,926
	Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,228
	Georgia GO	5.000%	7/1/24	1,500	1,752
	Georgia GO	5.000%	7/1/24	1,000	1,168
	Georgia GO	5.000%	7/1/25	1,100	1,336
	Georgia GO	5.000%	2/1/30	1,500	1,894
	Georgia GO	5.000%	8/1/33	5,000	6,879
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,753
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	712
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	434
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,935
	Gwinnett County GA School District GO	5.000%	2/1/28	500	596
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	600	605
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	554
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	623
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	712
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,764
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,849
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,672
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,400	2,819

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Atlanta GA Rapid Transit Authority Revenue (Third Indenture)	5.000%	7/1/43	2,000	2,366
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,741
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,165
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,541
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,833
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,839
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,280
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,961
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,518
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	631
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	226
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	748
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	735
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	1,028
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	998
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/27	1,540	1,994
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,478
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,044
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,343
					93,876
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	993
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	854
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,104
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,466
	Guam International Airport Authority Revenue	5.000%	10/1/21	465	474
[3]	Guam Power Authority Revenue	5.000%	10/1/30	250	269
					5,160
Hawaii (0.7%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,364
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,348
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,676
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21	400	409
	Hawaii GO	5.000%	12/1/21	375	392
	Hawaii GO	5.000%	8/1/24	1,765	2,065
	Hawaii GO	5.000%	8/1/25	1,500	1,751
	Hawaii GO	5.000%	10/1/25	1,575	1,923
	Hawaii GO	5.000%	1/1/29	1,370	1,779
	Hawaii GO	5.000%	8/1/29	3,500	3,906

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	8/1/29	830	963
	Hawaii GO	4.000%	8/1/32	5,000	5,589
	Hawaii GO	5.000%	1/1/33	1,575	2,012
	Hawaii GO	5.000%	1/1/36	4,115	5,204
	Hawaii GO Prere.	5.000%	12/1/21	310	323
	Hawaii GO Prere.	5.000%	12/1/21	190	198
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,329
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,209
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,824
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,137
	Honolulu HI City & County GO Prere.	5.250%	8/1/21	500	515
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,419
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,209
	State of Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,961
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,474
					50,979
Idaho (0.0%)
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21	1,215	1,248
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	2,037
					3,285
Illinois (2.8%)
	Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,027
[8]	Chicago IL Board of Education GO	5.250%	12/1/21	540	561
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,078
	Chicago IL Board of Education GO	5.000%	12/1/24	700	771
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,653
	Chicago IL Board of Education GO	7.000%	12/1/26	500	611
[8]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	804
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,343
[8]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,004
[3]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,550
[8]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,109
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,331
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,457
	Chicago IL GO	5.000%	1/1/24	520	565
	Chicago IL GO	5.000%	1/1/26	335	370
	Chicago IL GO	5.125%	1/1/27	100	110
	Chicago IL GO	5.000%	1/1/28	1,090	1,243
	Chicago IL GO	5.250%	1/1/28	200	221
	Chicago IL GO	5.000%	1/1/31	1,500	1,726
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,221
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	500	521
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	260
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	306
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	214
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,190
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,074
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,874
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,367
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,194
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,226
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	521

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,152
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	3,127
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,555
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,187
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,643
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,173
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,345
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,242
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,260
	Chicago IL Park District GO	5.000%	1/1/31	1,000	1,084
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,417
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,210
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,721
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,221
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,767
[8]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,230	1,550
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,141
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,063
	Cook County IL GO	5.250%	11/15/25	1,000	1,037
[3]	Cook County IL GO	5.000%	11/15/26	1,545	1,889
	Cook County IL GO	5.000%	11/15/28	660	662
	Cook County IL GO	5.250%	11/15/28	565	584
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,772
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26	1,500	1,733
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,979
	Illinois Finance Authority Revenue (Ascension Health Credit Group) Prere.	5.000%	11/15/21	500	521
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29	1,300	1,491
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,259
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,181
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,180
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,185
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,107
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,124
[2]	Illinois Finance Authority Revenue (Northshore University) VRDO	0.090%	1/4/21	10,700	10,700
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,177
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	86
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	125	153
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	1,250	1,577
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,195
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,228
	Illinois Finance Authority Revenue (Trinity Health Corp.) Prere.	5.000%	12/1/21	500	522
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	500	517

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,140
[3]	Illinois GO	5.000%	1/1/21	710	710
	Illinois GO	5.000%	5/1/21	505	511
	Illinois GO	5.000%	8/1/21	605	619
	Illinois GO	5.000%	11/1/21	3,415	3,512
	Illinois GO	5.000%	8/1/22	1,000	1,058
	Illinois GO	5.000%	10/1/22	1,290	1,371
	Illinois GO	5.000%	11/1/22	2,300	2,428
	Illinois GO	5.000%	11/1/22	1,000	1,066
	Illinois GO	5.000%	2/1/23	540	579
	Illinois GO	5.000%	11/1/23	1,000	1,092
	Illinois GO	5.500%	7/1/24	1,100	1,199
	Illinois GO	5.000%	8/1/24	1,500	1,575
	Illinois GO	5.000%	10/1/24	1,470	1,641
	Illinois GO	5.000%	11/1/24	1,785	1,958
[3]	Illinois GO	5.000%	3/1/26	1,125	1,168
	Illinois GO	5.000%	11/1/26	1,785	2,018
	Illinois GO	5.000%	2/1/28	1,690	1,947
	Illinois GO	5.000%	10/1/28	2,000	2,370
	Illinois GO	5.000%	11/1/28	1,000	1,130
	Illinois GO	5.000%	10/1/29	1,000	1,197
	Illinois GO	5.000%	11/1/29	1,000	1,123
	Illinois GO	5.250%	2/1/30	1,900	2,055
	Illinois GO	5.250%	7/1/31	1,000	1,065
	Illinois GO	4.125%	10/1/36	500	551
	Illinois GO	5.500%	5/1/39	1,000	1,210
	Illinois GO	4.000%	10/1/40	700	755
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	5,000	5,496
[3,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	570
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,176
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,152
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,149
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,083
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,949
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,728
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,084
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	541
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,492
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	293
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	840
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,076
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,950
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,826
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	607
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue ETM	0.000%	6/15/21	1,100	1,098
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	848
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,563

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	474
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,211
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	340	263
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	923
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	828
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,289
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	500	341
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	679
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	435
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,334
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,912
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue Prere.	6.000%	6/1/21	400	409
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,108
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,896
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,281
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,703
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	133
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	865
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,276
					189,159
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	526
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,367
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,782
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	990
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,197
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,618
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	892
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	613
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,268
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group) Prere.	5.000%	3/1/22	690	728
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,471
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,896

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,404
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,953
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,789
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	722
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,287
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	550
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	538
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,708
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,243
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,480
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,435	1,836
	Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,646
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,623
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	1,115
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,122
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21	870	891
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	808
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,318
					43,381
Iowa (0.2%)
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,239
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,528
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	165	169
[4]	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	330
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,310
	Iowa Finance Authority Revenue	5.000%	8/1/38	1,290	1,745
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,577
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,210
					13,108
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,200
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	820
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,487
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,745
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,445
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	416
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,764
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,302
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	1,000	1,112

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.) Prere.	5.000%	11/15/21	500	520
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,079
					13,890
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	1,015
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,489
[8]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,147
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,925
[8]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,179
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,257
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	10,196
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	7,599
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	883
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,247
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,083
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	3,200	3,811
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21	1,325	1,313
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	788
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28	1,000	1,090
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,067
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	548
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,095
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	1,050	1,143
					41,875
Louisiana (0.5%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	541
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	668
	East Baton Rouge Parish LA Industrial Development Board Revenue (Exxon Mobil Projects) VRDO	0.100%	1/4/21	9,435	9,435
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,048
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	891
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	346
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	409
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,329
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	3,069
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	1,003
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,686
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	1,235	1,389

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,558
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,632
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	263
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,097
	Louisiana State University Revenue	5.000%	7/1/23	455	502
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	1,097
	New Orleans LA GO	5.000%	12/1/31	500	541
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,822
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	733
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	754
					31,813
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	569
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	761
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,693
	Portland ME General Airport Revenue	4.000%	1/1/39	820	930
					3,953
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,318
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,773
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,181
	Baltimore County MD GO	5.000%	8/1/21	1,435	1,475
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,443
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,698
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	706
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,438
	Harford County MD GO	5.000%	10/1/26	1,250	1,585
	Howard County MD GO Prere.	5.000%	2/15/21	750	754
	Howard County MD GO Prere.	5.000%	8/15/21	80	82
	Howard County MD GO Prere.	5.000%	8/15/21	120	124
	Maryland Department of Transportation Revenue	4.000%	12/1/23	1,905	1,971
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,505
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,992
	Maryland GO	5.000%	6/1/21	2,525	2,575
	Maryland GO	5.000%	8/1/21	1,000	1,028
	Maryland GO	5.000%	3/15/22	1,000	1,058
	Maryland GO	5.000%	8/1/22	1,790	1,926
	Maryland GO	5.000%	8/1/22	1,500	1,614
	Maryland GO	5.000%	3/15/23	1,145	1,267
	Maryland GO	4.000%	8/1/23	2,670	2,933
	Maryland GO	5.000%	8/1/23	1,920	2,158
	Maryland GO	5.000%	8/1/23	1,670	1,877
	Maryland GO	5.000%	3/15/24	1,100	1,269
	Maryland GO	5.000%	8/1/25	6,785	8,270
	Maryland GO	5.000%	3/15/26	1,235	1,539
	Maryland GO	4.000%	8/1/26	1,970	2,163
	Maryland GO	4.000%	3/1/29	3,000	3,123

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	4.000%	6/1/29	2,000	2,237
	Maryland GO	3.250%	8/1/30	1,000	1,063
	Maryland GO	5.000%	8/1/31	5,000	6,561
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,383
[5]	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	194
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	531
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	913
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	536
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,401
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,181
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,088
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,387
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,948
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,753
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,144
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,182
	Prince Georges County MD GO Prere.	5.000%	9/15/21	580	600
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,196
					82,143
Massachusetts (1.3%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,594
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	533
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	525
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,344
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,934
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,207
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,433
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,213
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,152
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,571
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,341
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,877
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	642
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,510

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	735
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	526
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,336
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	300	301
	Massachusetts GO	5.000%	8/1/22	1,000	1,076
	Massachusetts GO	5.250%	8/1/23	525	593
	Massachusetts GO	5.000%	12/1/23	1,520	1,732
	Massachusetts GO	5.000%	5/1/29	2,180	2,420
	Massachusetts GO	5.000%	5/1/31	1,675	1,856
	Massachusetts GO	5.000%	9/1/31	1,500	2,130
	Massachusetts GO	5.250%	1/1/34	2,665	3,534
	Massachusetts GO	5.000%	7/1/35	1,000	1,195
	Massachusetts GO	3.500%	5/1/37	2,000	2,128
	Massachusetts GO	3.000%	11/1/39	1,500	1,697
[9]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.694%	11/1/25	1,380	1,378
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,380	3,110
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	695
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,808
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	684
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,572
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,215
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,701
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,227
	Massachusetts School Building Authority Dedicated Sales Tax Revenue ETM	5.000%	5/15/21	900	916
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,773
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	199
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	431
[8]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	628
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,186
[8]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	880	799
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21	500	515
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	10,075
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	1,000	1,100
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/40	3,000	3,666
					87,813
Michigan (1.4%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	640
	Birmingham MI City School District GO	5.000%	5/1/22	740	787
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,204
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,350
[3,15]	Detroit MI City School District GO	5.250%	5/1/28	615	796

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,257
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	487
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,123
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,072
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,020	1,274
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,330
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,563
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,542
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	2,005
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,244
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,280
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,847
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,144
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,709
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	644
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	529
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	4,349
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	625	793
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,030	5,153
[3,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,155
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	2,010
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,719
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,197
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,512
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,179
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) Prere.	5.000%	12/1/21	920	960
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.850% PUT	0.940%	12/1/24	1,500	1,505
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.990%	12/1/25	500	502
	Michigan Finance Authority Revenue	5.000%	10/1/22	500	517
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,359
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	2,157
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,363
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,071
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,116
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	889

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,719
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,138
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,517
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,016
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,172
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,181
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	539
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	533
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,347
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,600
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,084
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	542
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,191
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	1,985	2,214
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	6,177
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,471
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,499
[15]	Roseville MI School District GO	5.000%	5/1/34	1,665	1,960
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,661
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,537
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,044
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,545
					96,020
Minnesota (0.5%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,114
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	453
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	445
	Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	1,800	1,806
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	551
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	2,035
	Minnesota GO	5.000%	8/1/22	1,500	1,615
	Minnesota GO	5.000%	8/1/24	1,615	1,893
	Minnesota GO	5.000%	8/1/25	1,500	1,828
	Minnesota GO	5.000%	8/1/27	1,005	1,220
	Minnesota GO	5.000%	8/1/28	3,000	4,002
	Minnesota GO	5.000%	9/1/30	1,235	1,574
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	654
	Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,846

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	1,232	1,272
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,263
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,329
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	1,000	1,419
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	422
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	531
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	550
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	587
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	827
	University of Minnesota Revenue	5.000%	4/1/23	1,115	1,235
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,193
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,308
					33,972
Mississippi (1.4%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.100%	1/4/21	9,840	9,840
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.100%	1/4/21	71,560	71,560
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,630
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	639
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,755	2,207
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,817
	Mississippi GO	5.000%	11/1/29	1,000	1,208
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,072
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	820
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,273
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,165
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	727
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	646
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,124
					95,728
Missouri (0.7%)
[3]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,461
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,387
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,711
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,395
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,309
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,662
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	657

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,130	4,668
[2]	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	0.090%	1/4/21	16,980	16,980
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,063
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	930
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,701
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,000	1,281
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,300
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,717
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	710	780
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,659
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,203
[3]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	806
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,190
					44,860
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	1,004
Multiple States (0.1%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,565	1,704
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,985	2,162
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,955	2,146
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,380	1,516
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	485	573
[4,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,295	1,419
					9,520
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	315
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,244
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,464
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	7,315	8,402
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project) Prere.	5.000%	11/1/21	750	779
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	145

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	297
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	364
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,043
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,564
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,270	1,553
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,925
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,847
					21,942
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	688
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,510
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	1,740	1,872
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	1,950	2,570
	Clark County NV GO	4.000%	6/1/32	1,505	1,780
	Clark County NV GO	4.000%	7/1/32	2,190	2,594
	Clark County NV GO	5.000%	7/1/33	1,000	1,082
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,799
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,327
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,000	1,310
[3]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,807
[3]	Clark County NV School District GO	4.000%	6/15/33	1,820	2,102
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	1,103
[3]	Clark County NV School District GO	4.000%	6/15/40	850	1,018
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,039
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,381
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,381
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,272
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,293
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,935
	Nevada GO	5.000%	4/1/22	1,740	1,845
	Nevada GO	5.000%	11/1/23	1,465	1,659
	Nevada GO	5.000%	11/1/25	1,015	1,218
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,953
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	297
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	302
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	291
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	289
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,839
					45,556

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Hampshire (0.1%)
	National Finance Authority NH Revenue	4.125%	1/20/34	2,569	2,884
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,985	3,434
					6,318
New Jersey (1.8%)
	Bergen County NJ GO	5.000%	10/15/21	1,490	1,546
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,564
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,954
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	1,019
[3]	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	500	497
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,445
	Jersey City NJ GO	5.000%	3/1/21	480	483
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	553
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	1,000	1,020
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,107
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	500	584
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,452
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	574
[2]	New Jersey Economic Development Authority Revenue VRDO	0.060%	1/4/21	6,800	6,800
[2]	New Jersey Economic Development Authority Revenue VRDO	0.070%	1/4/21	400	400
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,677
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	493
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	120
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	300	302
[8]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,259
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,253
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	867
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	546
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,068
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	962
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	640	655
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,183
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,813
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.040%	1/6/21	300	300

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey NJ GO VRDO	0.100%	1/4/21	6,300	6,300
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,521
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,380	1,632
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	733
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,643
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,147
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,232
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,595
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,238
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,363
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,361
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,235
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,722
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,279
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	345	361
[12,14]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	150	157
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,439
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	689
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,153
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,832
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,480
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	500	510
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	795
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	785
	New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,292
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,294
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,264
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,253
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,918
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,217
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/22	1,000	1,048
[2,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.290%	1/7/21	5,650	5,650
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,155
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	543
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,190
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/27	1,500	1,876
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/28	1,750	2,231
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,295

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State of New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	1,000	1,225
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,258
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	280	288
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	4,070
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	879
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,277
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	564
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,872
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,245
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,307
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,859
					121,768
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/23	5,000	5,593
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	312
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	296
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,349
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,106
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,209
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,445	1,719
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	952
					13,536
New York (7.1%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	999
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	814
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	778
	Dutchess County NY Local Development Corp. (Culinary Institute of America Project)	5.000%	7/1/33	200	222
	Dutchess County NY Local Development Corp. (Culinary Institute of America Project)	5.000%	7/1/34	240	266
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	642
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31	500	508
[3]	Hempstead NY GO	4.000%	4/1/29	1,420	1,617
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,914
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,822
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	500	606
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	140
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,185	1,611
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,075	1,381
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,031
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,460
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,417
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,159
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,286
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	3,118
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	1,735	1,920
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,250	1,520
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,511
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,639

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,469
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,230
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	712
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,235
	Nassau County NY GO	5.000%	4/1/23	1,000	1,095
	New York City NY GO	5.000%	8/1/21	2,000	2,055
	New York City NY GO	5.000%	8/1/21	515	529
	New York City NY GO	5.000%	8/1/21	1,745	1,793
	New York City NY GO	5.000%	8/1/22	705	757
	New York City NY GO	5.000%	8/1/22	1,290	1,385
	New York City NY GO	5.000%	8/1/23	400	430
	New York City NY GO	5.000%	8/1/23	1,505	1,685
	New York City NY GO	5.000%	8/1/24	1,000	1,164
	New York City NY GO	5.000%	8/1/25	770	809
	New York City NY GO	5.000%	8/1/25	1,245	1,503
	New York City NY GO	5.000%	8/1/25	1,310	1,581
	New York City NY GO	5.000%	8/1/25	1,000	1,207
	New York City NY GO	5.000%	6/1/26	2,450	2,938
	New York City NY GO	5.000%	8/1/26	500	537
	New York City NY GO	5.000%	8/1/26	1,000	1,097
	New York City NY GO	5.000%	8/1/28	5,000	6,566
	New York City NY GO	5.000%	11/1/29	5,000	6,747
	New York City NY GO	5.000%	8/1/30	1,000	1,116
	New York City NY GO	5.000%	12/1/32	1,755	2,155
	New York City NY GO	5.000%	12/1/33	1,775	2,177
	New York City NY GO	5.000%	8/1/34	1,000	1,337
	New York City NY GO	5.000%	12/1/35	1,120	1,369
	New York City NY GO	4.000%	8/1/37	2,000	2,376
	New York City NY GO	4.000%	10/1/37	2,680	3,192
	New York City NY GO Prere.	5.000%	8/1/21	365	375
	New York City NY GO Prere.	5.000%	10/1/21	500	518
	New York City NY GO Prere.	5.000%	3/1/23	1,340	1,478
[2]	New York City NY GO VRDO	0.080%	1/4/21	2,700	2,700
[2]	New York City NY GO VRDO	0.080%	1/4/21	25,000	25,000
[2]	New York City NY GO VRDO	0.100%	1/4/21	3,575	3,575
[2]	New York City NY GO VRDO	0.100%	1/4/21	3,750	3,750
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	575	578
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,110
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,179
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	2,024
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	400
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,092
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	1,059

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	2,179
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	2,193
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,350	1,629
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	500	511
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,289
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,423
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,273
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,459
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,230
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.100%	1/4/21	6,100	6,100
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.100%	1/4/21	3,000	3,000
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	550	589
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	1,730	2,068
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,386
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	1,045	1,264
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	250	267
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	1,635	2,067
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	1,750	2,037
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,238
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	478
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,599
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	939
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	546
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30	440	442
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	500	502
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	318
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	541
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,446
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	540

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,804
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	529
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,674
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,067
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,870
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,654
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,891
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	3,086
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,081
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,941
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,438
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,195
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,071
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,744
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	9,188
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,185
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,432
	New York City NY Transitional Finance Authority Future Tax Revenue Prere.	5.250%	2/1/21	60	60
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	1/4/21	2,600	2,600
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	1/4/21	6,600	6,600
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.100%	1/4/21	5,330	5,330
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,561
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,030	2,577
[2,4]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.110%	1/7/21	4,300	4,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,906
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,249
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,098
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,702
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,666
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,130
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,052

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	945	1,373
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	230	236
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,000	1,025
[8,10]	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	325	334
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,131
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,419
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,290
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	1,645	1,912
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,937
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	1,000	1,189
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,187
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,244
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,579
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,500	1,638
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	680	714
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	893
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	635
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	3,033
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,098
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	770
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,787
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,388
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	584
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	647
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,090
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,176
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,161
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,700	2,084
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	874
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	1,465	1,601
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	884
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	1,500	1,789
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	786
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,971
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,422
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,289

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,677
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,289
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	527
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,287
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	315
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,197
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,282
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,150
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,941
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,878
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,384
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	3,273
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	3,265
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	170	179
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	160	168
[3]	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	390	404
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,550
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,844
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,186
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,689
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,889
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,711
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,188
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,220
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	535
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,906
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,518
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,114
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21	170	172
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,500	2,774
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,338

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,360
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25	500	517
[8]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	530	564
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,528
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,765
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,386
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,209
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	13,063
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,191
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,703
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,436
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,626
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,447
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,440
	New York Transportation Development Corp. Special Facility Revenue (John F Kennedy International Airport Projects)	4.000%	12/1/40	850	1,003
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,096
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,215	1,542
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,983
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,579
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,561
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,313
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,121
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,702
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	912
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,400
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,358
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,235
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,641
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,812
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,364
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,973
	Westchester County NY Health Care Corp. Revenue Prere.	5.000%	11/1/21	890	925
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,250
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,749
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,815
					484,714
North Carolina (0.4%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	360

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	186
[2]	Charlotte-Mecklenburg NC Hospital Authority Revenue (Health Care System) VRDO	0.090%	1/4/21	3,100	3,100
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,262
	North Carolina GAN	5.000%	3/1/25	1,055	1,258
	North Carolina GAN	5.000%	3/1/27	1,015	1,203
	North Carolina GO	5.000%	5/1/22	360	383
	North Carolina GO	3.000%	5/1/33	1,000	1,163
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	3,000	3,298
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	600	673
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,018
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,069
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.110%	1/7/21	2,025	2,025
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	900
	North Carolina Turnpike Authority Revenue	5.000%	2/1/24	1,000	1,133
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	37
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,280
	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	320	346
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	195
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	481
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,752
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,196
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	386
	Wake County NC GO	5.000%	3/1/23	2,145	2,368
	Western California University General Revenue	3.000%	4/1/36	1,480	1,616
					30,688
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,420
Ohio (1.6%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,409
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,668
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,527
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project) Prere.	5.250%	2/15/22	570	602
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Projects)	5.000%	2/15/42	3,000	3,132
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,260
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	489
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	325
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,533
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	240	289
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,355	2,664

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County OH Hospital facilities Revenue (Cincinnati Children's Hospital Medical Center)	5.000%	5/15/32	2,000	2,818
	Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31	500	505
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	785
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	414
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,108
[3]	Columbus OH City School District GO	0.000%	12/1/29	1,000	892
	Columbus OH GO	4.000%	8/15/26	1,730	2,021
	Columbus OH GO Prere.	5.000%	7/1/22	535	574
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,735
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	580
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,181
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	649
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,949
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	713
	Franklin County OH Hospital Revenue (Nationwide Children's Hospital)	5.000%	11/1/31	1,000	1,369
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,465
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,098
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	813
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,229
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/21	200	201
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,289
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	329
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group) Prere.	5.250%	11/15/21	535	558
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,081
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,830
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	3,125
[2]	Montgomery County OH Hospital Revenue (Premier Health Partners) VRDO	0.080%	1/4/21	6,875	6,875
	North Royalton OH City School District GO	5.000%	12/1/26	300	361
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,680
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,585	1,993
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	788
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,359
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,070
	Ohio GO	5.000%	5/1/23	1,270	1,412
	Ohio GO	5.000%	8/1/23	500	538
	Ohio GO	5.000%	8/1/24	500	586

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	11/1/24	1,675	1,982
Ohio GO	5.000%	2/1/27	1,000	1,233
Ohio GO	5.000%	6/15/27	3,425	3,772
Ohio GO	5.000%	5/1/33	1,010	1,302
Ohio GO	5.000%	3/1/35	1,000	1,254
Ohio GO	5.000%	3/15/36	1,005	1,143
Ohio GO	5.000%	3/1/38	2,000	2,490
Ohio GO Prere.	5.000%	8/1/21	1,110	1,141
Ohio Higher Education GO	5.000%	8/1/21	500	514
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,996
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	632
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	3,021
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,258
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,702
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,872
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,149
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,127
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,631
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,354
Penta Career Center Ohio COP	5.250%	4/1/23	125	132
Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,068
Revere OH Local School District GO Prere.	5.000%	6/1/22	665	710
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	585
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	271
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	266
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	277
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	266
				107,019
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,346
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,514
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,325
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,177
Oklahoma City OK GO	5.000%	3/1/24	525	529
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,102
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,858
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,394
Oklahoma Turnpike Authority Revenue Prere.	5.000%	1/1/21	300	300
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	297
University of Oklahoma Revenue	5.000%	7/1/31	475	486
				12,328
Oregon (0.3%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,426
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	648
Medford Hospital Facilities Authority	5.000%	8/15/35	1,000	1,315
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,216

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County OR School District GO	3.000%	6/15/41	1,000	1,110
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,591
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	70	71
	Oregon Department of Administrative Services Lottery Revenue Prere.	5.250%	4/1/21	430	435
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,000	2,641
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,196
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	534
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	531
	Oregon GO	5.000%	5/1/23	500	532
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	612
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	550
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	5,645	6,353
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,632
					22,393
Pennsylvania (2.3%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,198
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University) Prere.	5.500%	3/1/21	325	328
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,262
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,238
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,232
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	569
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,279
[9]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	0.864%	2/1/21	160	160
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	504
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	415	506
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,049
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	286
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,209
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,243
[6]	Armstrong PA School District GO	5.000%	3/15/29	920	1,201
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,455	1,973
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System) Prere.	5.500%	12/1/21	530	555
	Chester County PA GO Prere.	5.000%	11/15/22	750	817
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	283

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	368
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	400
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	615
[4]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	865
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,662
	Delaware River PA Joint Toll Bridge Commission (Bridge System Revenue)	5.000%	7/1/34	225	280
[7]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	250	326
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,015
	Easton PA Area School District GO	4.000%	4/1/28	580	720
[6,7]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[6,7]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,137
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,315
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,483
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,154
[3]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,205
	Manheim Township PA School District GO	5.000%	2/1/30	830	997
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,000	1,065
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	533
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,929
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,087
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,137
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,332
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,249
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,515
	Pennsylvania COP	5.000%	7/1/26	500	616
	Pennsylvania COP	5.000%	7/1/27	500	631
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,302
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,902
	Pennsylvania GO	5.375%	7/1/21	500	513
	Pennsylvania GO	5.000%	8/15/23	2,000	2,243
	Pennsylvania GO	5.000%	1/1/24	1,500	1,708
	Pennsylvania GO	5.000%	8/15/24	500	583
	Pennsylvania GO	5.000%	1/1/26	3,295	4,047
	Pennsylvania GO	5.000%	9/15/26	1,500	1,884

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania GO	5.000%	7/15/28	4,975	6,535
	Pennsylvania GO	4.000%	1/1/29	3,000	3,560
[3]	Pennsylvania GO	4.000%	8/15/30	1,000	1,148
	Pennsylvania GO	5.000%	3/15/32	8,000	9,378
	Pennsylvania GO	5.000%	10/15/32	1,000	1,121
[3]	Pennsylvania GO	4.000%	3/1/33	1,110	1,335
[3]	Pennsylvania GO	4.000%	3/1/34	1,670	2,002
	Pennsylvania GO	4.000%	3/1/36	1,000	1,184
	Pennsylvania GO	4.000%	3/1/37	1,000	1,178
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	1,190
	Pennsylvania GO Prere.	5.000%	11/15/21	500	521
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	530
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,519
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,257
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,190
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	778
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,260
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	2,073
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,378
[3]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	2,022
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	926
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,753
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	2,014
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,830
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,313
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,609
[3]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,244
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,789
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,264
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,000	1,320
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,978
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,152
[9]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.070%	12/1/21	1,315	1,319
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,960
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,159
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,175
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,950
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,231
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,582
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,149
[2]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (The Children's Hospital of Philadelphia Projects) VRDO	0.090%	1/4/21	1,000	1,000
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,107
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,152
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,357

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,231
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,302
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,309
[3,9]	Pittsburgh PA Water & Sewer Authority Revenue, SIFMA Municipal Swap Index Yield + 0.650% PUT	0.740%	12/1/23	350	351
[3]	Reading PA School District GO	5.000%	3/1/25	955	1,124
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	983
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	956
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,404
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,258
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,231
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,762
[3]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	2,015
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project) Prere.	6.250%	1/1/21	80	80
					156,288
Puerto Rico (0.3%)
[8]	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	500	502
[10,18]	Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	500	510
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,259
[3,12]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,292
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	187
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,182
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,356
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	113
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	7,096	7,690
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,735	1,879
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	71
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	135	148
					17,189
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,326
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	569
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	598
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	825	865
					4,358
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	316
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	669
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	991

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbia SC Waterworks & Sewer System Revenue Prere.	5.000%	2/1/22	250	263
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,894
	Greenville SC Hospital Systems Facilities Revenue (Trustees Hospital)	5.000%	5/1/29	1,820	1,913
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,180
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,209
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,777
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,169
[2]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	2,086
[8]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,564
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,670
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,129
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,826
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,335
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,632
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,917
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,334
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,125	1,256
	South Carolina Public Service Authority Revenue Prere.	5.000%	12/1/21	1,465	1,529
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,649
[3]	Spartanburg SC Regional Health Services District	5.000%	4/15/34	510	664
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,196
					33,168
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,203
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,591
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,459
					8,253
Tennessee (1.1%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,202
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,639
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,747
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,163
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,975
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,708
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,191
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,104
	Memphis TN GO	5.000%	5/1/30	500	507

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis TN GO	4.000%	6/1/31	1,000	1,171
	Memphis TN GO	4.000%	5/1/35	5,685	6,810
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	655
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21	625	626
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	520
[2,3]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.090%	1/4/21	19,400	19,400
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,909
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,979
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	2,029
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,061
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,271
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,439
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,347
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,867
	Tennessee GO	5.000%	8/1/22	1,475	1,587
	Tennessee GO	4.000%	8/1/28	4,850	5,619
	Tennessee GO	5.000%	8/1/32	1,000	1,196
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	63
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	10	12
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,834
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,437
					78,068
Texas (5.1%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,530
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,274
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	729
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,295
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	518
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	384
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,388
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,401
	Austin TX Airport System Revenue	5.000%	11/15/32	1,200	1,453
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,199
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,234
	Austin TX Water & Wastewater System Revenue ETM	5.000%	11/15/21	500	521
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,610
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,334
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,100
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,148
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	95
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	287
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	169
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,346
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	855	1,002
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	945	1,238
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,450	1,703

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,304
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	619
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,142
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University) Prere.	5.250%	3/1/21	200	202
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	3,092
[19]	Comal Texas Independent School District	4.000%	2/1/39	5,000	5,460
[19]	Cypress-Fairbanks TX Independent School District GO Prere.	5.000%	2/15/21	500	503
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,226
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	1,670	2,027
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,774
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	546
[19]	Dallas TX Independent School District GO	5.000%	2/15/23	485	488
[19]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,580
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,340	1,388
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	210	217
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	2,062
	Dallas TX Waterworks & Sewer System Revenue Prere.	5.000%	10/1/21	195	202
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,128
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,700	5,030
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,088
	El Paso TX GO	5.000%	8/15/28	750	992
	El Paso TX GO	5.000%	8/15/31	850	1,134
	El Paso TX GO	4.000%	8/15/34	1,000	1,234
[19]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	6,062
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,333
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	452
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,694
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	886
[19]	Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,080
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,827
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,717
	Harris County TX Cultural Education Facilities Finance Corp. (Houston Methodist Projects) VRDO	0.090%	1/4/21	7,900	7,900
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,268
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	2,000	2,262
	Harris County TX GO	5.000%	8/15/22	1,960	2,113
	Harris County TX GO	5.000%	10/1/23	20	21
	Harris County TX GO	5.000%	8/15/32	1,025	1,101
	Harris County TX GO	5.000%	10/1/36	1,200	1,445
	Harris County TX GO	5.000%	10/1/40	2,470	2,955
	Harris County TX GO Prere.	5.000%	10/1/21	280	290
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	550
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	2,047
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,209
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,436
	Houston TX Airport System Revenue	5.000%	7/1/31	115	145
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	2,122
	Houston TX GO	5.000%	3/1/27	1,000	1,273
	Houston TX GO	4.000%	3/1/35	1,500	1,739
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,189

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	2,152
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,341
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,711
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,185
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,161
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,372
[19]	Katy TX Independent School District GO	4.000%	2/15/27	275	296
[19]	Katy TX Independent School District GO	4.000%	2/15/28	375	403
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,490
[19]	Klein TX Independent School District GO	4.000%	2/1/45	1,000	1,121
[19]	Lake Travis TX Independent School District GO Prere.	5.000%	2/15/21	500	503
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,620
	Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,160
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,835
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,649
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	6,747
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,403
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,428
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,149
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,115	1,424
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,421
	Lubbock TX GO Prere.	5.000%	2/15/22	500	527
[19]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,367
[19]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,377
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	285	281
[19]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,331
[19]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	1,058
	Montgomery TX GO	4.000%	3/1/30	1,840	2,223
[19]	Montgomery TX Independent School District Refunding Bonds	4.000%	2/15/45	2,000	2,231
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,719
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,220
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,149
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	996
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	220
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	240
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	285

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	North East TX Independent School District GO	5.250%	2/1/22	580	612
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,757
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,598
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,734
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,796
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,776
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,155
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,768
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,758
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,155
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,967
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,454
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	649
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,109
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,732
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,993
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,220
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,162
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,746
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,200
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,473
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,245
	North Texas Tollway Authority System Revenue Prere.	5.500%	9/1/21	500	517
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,414
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,540
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	1,009
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,202
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,976
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	2,099
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,266
	Pasadena TX GO	4.000%	2/15/28	1,000	1,141
	Pearland TX GO	4.000%	3/1/32	1,095	1,284
	Pearland TX GO	4.000%	3/1/33	910	1,062
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	283
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	398
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,453
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,909
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,730
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	502
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,075
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,454
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	3,040	4,077
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,244
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	155
	San Antonio TX GO	5.000%	2/1/26	1,000	1,192
	San Antonio TX GO Prere.	5.000%	2/1/21	1,000	1,004
	San Antonio TX GO Prere.	5.000%	2/1/21	500	502
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,060
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,569

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,968
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,247
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,102
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,840
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,366
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,565
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,197
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,690
	Sugar Land TX GO	5.000%	2/15/26	510	629
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	429
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,117
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	4,064
	Texas GO	5.000%	10/1/22	1,120	1,214
	Texas GO	5.000%	10/1/24	1,210	1,424
	Texas GO	5.000%	8/1/26	925	951
	Texas GO	5.000%	8/1/31	500	514
	Texas GO Prere.	5.000%	4/1/24	1,330	1,536
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/21	365	382
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	279
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	685
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	155	186
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/22	1,005	1,092
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/23	380	412
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/25	2,215	2,400
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/28	1,335	1,437
	Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	522
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	1,000	1,223
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,421
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,192
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,338
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,413
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,174
[6]	Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	1,020	1,052
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	2,038
	Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,600
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,604
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,821
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,461
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	2,174
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,325

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	597
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	880	1,000
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,804
	Texas Water Development Board Revenue	4.000%	10/15/32	1,065	1,303
	Texas Water Development Board Revenue	4.000%	10/15/33	1,635	2,017
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,805
	Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,448
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,080
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	2,011
	Texas Water Financial Assistance GO	5.000%	8/1/27	260	267
	Texas Water Financial Assistance GO Prere.	5.000%	8/1/21	740	760
	Travis TX GO	5.000%	3/1/27	1,545	1,902
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,253
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,577
[19]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,979
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	6,127
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,988
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,083
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,384
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,311
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,559
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,296
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,575
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	316
	Williamson County TX GO	5.000%	2/15/23	230	242
					350,251
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,290
	Central Utah Water Conservancy District GO	5.000%	4/1/30	500	505
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,197
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	8,272
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	890
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	960
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,086
	Utah GO	5.000%	7/1/21	1,300	1,331
	Utah GO	5.000%	7/1/22	1,410	1,512
	Utah GO	5.000%	7/1/24	1,015	1,185
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,199
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	672
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,555
					21,654
Vermont (0.0%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,486
Virginia (0.8%)
[2]	Albemarle County VA Economic Development Authority Hospital Revenue (Sentara Martha Jefferson Obliged) VRDO	0.070%	1/4/21	1,200	1,200
	Arlington County VA GO Prere.	5.000%	8/1/22	600	646

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	512
Fairfax County VA GO	5.000%	10/1/23	1,255	1,421
Fairfax County VA GO	4.000%	10/1/32	1,415	1,691
Fairfax County VA GO	5.000%	10/1/34	695	943
Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	425
Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	530
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,819
Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	683
Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	894
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,522
Norfolk VA GO	5.000%	8/1/21	2,040	2,097
Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,280
Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,579
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,463
Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	527
Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,104
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,229
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	531
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,283
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	700
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	492
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,272
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,707
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	265	286
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,556
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	90	97
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,410	2,491
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,756
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,507
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,084
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,462
Virginia Public Building Authority Revenue	5.000%	11/1/31	125	136
Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,436
Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	7,103

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,517
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	580
					52,566
Washington (1.0%)
[5]	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	474
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	1,004
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,424
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,459
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,172
	King County WA GO	5.000%	1/1/24	500	524
	King County WA GO	4.000%	12/1/32	1,500	1,737
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	1,074
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,098
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,000	1,237
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,726
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,089
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,073
	Port of Seattle WA Revenue	5.000%	8/1/29	250	267
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,199
	University of Washington Revenue	5.000%	4/1/31	335	339
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	384
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,184
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,677
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,287
	Washington GO	5.000%	7/1/22	1,445	1,549
	Washington GO	5.000%	7/1/23	1,155	1,293
	Washington GO	5.000%	7/1/25	560	600
	Washington GO	5.000%	7/1/25	1,500	1,748
	Washington GO	5.000%	8/1/26	5,105	6,419
	Washington GO	4.000%	7/1/27	2,425	2,561
	Washington GO	5.000%	8/1/27	1,000	1,211
	Washington GO	4.000%	7/1/28	1,135	1,197
	Washington GO	5.000%	7/1/28	2,000	2,365
	Washington GO	4.000%	7/1/29	2,720	2,953
	Washington GO	5.000%	7/1/30	1,100	1,297
	Washington GO	5.000%	7/1/32	1,250	1,470
[5]	Washington GO	5.000%	6/1/35	1,500	2,004
	Washington GO	5.000%	8/1/36	2,070	2,667
	Washington GO	5.000%	8/1/37	3,685	4,237
	Washington GO	5.000%	8/1/38	2,070	2,652
	Washington GO Prere.	5.000%	2/1/22	500	526
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	2,025
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,243

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,500	1,898
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,132
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,274
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	938
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,223
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/34	250	299
	Washington State University General Revenue Prere.	5.000%	10/1/21	500	518
					71,727
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,155	1,434
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,775
	West Virginia GO	5.000%	12/1/35	1,000	1,283
	West Virginia GO	5.000%	6/1/36	1,000	1,281
	West Virginia GO	5.000%	6/1/38	2,500	3,253
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,593
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	974
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	825	1,058
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,286
					13,937
Wisconsin (0.9%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,116
	Madison WI GO	4.000%	10/1/26	1,500	1,812
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,378
[2]	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.080%	1/4/21	8,100	8,100
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	901
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	730
	Wisconsin GO	5.000%	5/1/21	835	848
[5]	Wisconsin GO	5.000%	5/1/23	3,400	3,767
	Wisconsin GO	5.000%	5/1/29	1,000	1,105
	Wisconsin GO	4.000%	5/1/33	1,665	1,984
	Wisconsin GO	5.000%	5/1/34	1,780	2,182
	Wisconsin GO	5.000%	5/1/34	3,880	5,017
	Wisconsin GO	5.000%	5/1/35	1,000	1,224
	Wisconsin GO	5.000%	5/1/36	2,000	2,363
	Wisconsin GO	5.000%	5/1/36	1,000	1,222
	Wisconsin GO	5.000%	5/1/38	1,740	2,173
	Wisconsin GO ETM	5.000%	5/1/21	15	15
	Wisconsin GO Prere.	5.000%	5/1/22	500	532
	Wisconsin GO Prere.	5.000%	5/1/22	35	37
	Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,352
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,309
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,767

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,744
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,670	1,861
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,188
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	536
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,879
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	837
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	959
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,307
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,167
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	554
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,490	1,886
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,695
	Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,173
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	115	123
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	385	413
					64,256
Wyoming (0.1%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.100%	1/4/21	8,635	8,635
[6]	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/34	1,000	1,213
					9,848
Total Tax-Exempt Municipal Bonds (Cost $3,252,340)					3,450,560

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Temporary Cash Investments (0.1%)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill (Cost $2,760)	0.115%	2/16/21	2,760	2,760
Total Investments (99.4%) (Cost $4,674,877)				6,815,787
Other Assets and Liabilities—Net (0.6%)				43,065
Net Assets (100%)				6,858,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $22,899,000, representing 0.3% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Securities with a value of $431,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	391	49,330	114
E-mini S&P 500 Index	March 2021	247	46,298	965
				1,079

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(54)	(11,533)	131
				1,210
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,607,783)	6,747,101
Affiliated Issuers (Cost $67,094)	68,686
Total Investments in Securities	6,815,787
Investment in Vanguard	260
Cash	24,927
Cash Collateral Pledged—Futures Contracts	2,734
Receivables for Accrued Income	37,194
Receivables for Capital Shares Issued	13,711
Variation Margin Receivable—Futures Contracts	444
Total Assets	6,895,057
Liabilities
Payables for Investment Securities Purchased	33,388
Payables for Capital Shares Redeemed	2,463
Payables to Vanguard	332
Variation Margin Payable—Futures Contracts	22
Total Liabilities	36,205
Net Assets	6,858,852
At December 31, 2020, net assets consisted of:

Paid-in Capital	4,808,646
Total Distributable Earnings (Loss)	2,050,206
Net Assets	6,858,852

Net Assets
Applicable to 180,189,814 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,858,852
Net Asset Value Per Share	$38.06
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends[1]	45,749
Interest	72,979
Total Income	118,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	430
Management and Administrative	4,520
Marketing and Distribution	329
Custodian Fees	21
Auditing Fees	31
Shareholders’ Reports	38
Trustees’ Fees and Expenses	4
Total Expenses	5,373
Net Investment Income	113,355
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(27,906)
Futures Contracts	2,116
Realized Net Gain (Loss)	(25,790)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	659,188
Futures Contracts	432
Change in Unrealized Appreciation (Depreciation)	659,620
Net Increase (Decrease) in Net Assets Resulting from Operations	747,185
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $747,000, $353,000, and $1,592,000, respectively. Purchases and sales were $119,781,000 and $53,040,000, respectively.
2	Includes $15,877,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,355	111,513
Realized Net Gain (Loss)	(25,790)	(13,758)
Change in Unrealized Appreciation (Depreciation)	659,620	733,500
Net Increase (Decrease) in Net Assets Resulting from Operations	747,185	831,255
Distributions[1]
Total Distributions	(113,354)	(113,064)
Capital Share Transactions
Issued	1,240,383	1,111,257
Issued in Lieu of Cash Distributions	93,196	93,909
Redeemed	(917,289)	(484,987)
Net Increase (Decrease) from Capital Share Transactions	416,290	720,179
Total Increase (Decrease)	1,050,121	1,438,370
Net Assets
Beginning of Period	5,808,731	4,370,361
End of Period	6,858,852	5,808,731
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.25	$29.65	$30.73	$27.85	$26.86
Investment Operations
Net Investment Income	.658[1]	.701[1]	.688[1]	.622[1]	.595
Net Realized and Unrealized Gain (Loss) on Investments	3.808	4.603	(1.110)	2.871	.989
Total from Investment Operations	4.466	5.304	(.422)	3.493	1.584
Distributions
Dividends from Net Investment Income[2]	(.656)	(.704)	(.658)	(.613)	(.594)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.656)	(.704)	(.658)	(.613)	(.594)
Net Asset Value, End of Period	$38.06	$34.25	$29.65	$30.73	$27.85
Total Return[3]	13.30%	18.01%	-1.43%	12.64%	5.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,859	$5,809	$4,370	$3,930	$3,096
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.16%	2.22%	2.11%	2.20%
Portfolio Turnover Rate[4]	20%	12%	11%	9%	11%
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 62%, 61%, 61%, 61%, and 57% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Tax-Managed Balanced Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on

Tax-Managed Balanced Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $260,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,362,467	—	—	3,362,467
Tax-Exempt Municipal Bonds	—	3,450,560	—	3,450,560
Temporary Cash Investments	—	2,760	—	2,760
Total	3,362,467	3,453,320	—	6,815,787

Derivative Financial Instruments
Assets
Futures Contracts[1]	444	—	—	444
Liabilities
Futures Contracts[1]	22	—	—	22
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

Tax-Managed Balanced Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	15,877
Total Distributable Earnings (Loss)	(15,877)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	82
Undistributed Ordinary Income	14
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(87,047)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,137,157
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	69,539	68,608
Ordinary Income	43,815	44,456
Long-Term Capital Gains	—	—
Total	113,354	113,064
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,678,630
Gross Unrealized Appreciation	2,149,656
Gross Unrealized Depreciation	(12,499)
Net Unrealized Appreciation (Depreciation)	2,137,157

Tax-Managed Balanced Fund
E.	During the year ended December 31, 2020, the fund purchased $1,498,337,000 of investment securities and sold $1,187,061,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $16,962,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $489,185,000 and $389,570,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2020 Shares (000)	2019 Shares (000)

Issued	35,874	34,370
Issued in Lieu of Cash Distributions	2,756	2,858
Redeemed	(28,026)	(15,016)
Net Increase (Decrease) in Shares Outstanding	10,604	22,212
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Capital Appreciation Fund Admiral Shares	21.07%	15.70%	14.10%	$37,405
Russell 1000 Index	20.96	15.60	14.01	37,102
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Capital Appreciation Fund Institutional Shares	21.08%	15.74%	14.14%	$18,762,111
Russell 1000 Index	20.96	15.60	14.01	18,550,944
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of December 31, 2020
Basic Materials	1.8%
Consumer Discretionary	17.0
Consumer Services	0.0
Consumer Staples	5.3
Energy	2.1
Financials	10.3
Health Care	12.8
Industrials	14.2
Other	0.0
Real Estate	3.1
Technology	27.4
Telecommunications	3.3
Utilities	2.7
The table reflects the fund's investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.8%)
	Linde plc	184,824	48,703
	Ecolab Inc.	124,671	26,974
	Newmont Corp.	319,112	19,112
	Air Products and Chemicals Inc.	64,373	17,588
	FMC Corp.	139,839	16,072
	Albemarle Corp.	93,422	13,782
	Celanese Corp. Class A	99,812	12,969
	Fastenal Co.	264,288	12,905
	Scotts Miracle-Gro Co.	58,646	11,679
	LyondellBasell Industries NV Class A	123,383	11,309
	Southern Copper Corp.	151,668	9,877
	Freeport-McMoRan Inc.	357,538	9,303
*	Alcoa Corp.	363,031	8,368
	Dow Inc.	129,023	7,161
	Mosaic Co.	265,008	6,098
	Reliance Steel & Aluminum Co.	47,511	5,689
	Nucor Corp.	71,365	3,796
	Element Solutions Inc.	176,547	3,130
	Eastman Chemical Co.	20,871	2,093
	International Paper Co.	41,683	2,072
*	AdvanSix Inc.	90,394	1,807
	Hexcel Corp.	33,002	1,600
	Westlake Chemical Corp.	18,022	1,471
	CF Industries Holdings Inc.	35,526	1,375
	W R Grace & Co.	22,732	1,246
	Royal Gold Inc.	6,912	735
	United States Steel Corp.	22,107	371
	Avery Dennison Corp.	1,541	239
	Ashland Global Holdings Inc.	2,523	200
	International Flavors & Fragrances Inc.	1,345	146
			257,870
Consumer Discretionary (17.0%)
*	Amazon.com Inc.	167,755	546,366
		Shares	Market Value• ($000)
*	Tesla Inc.	291,805	205,918
*	Walt Disney Co.	718,969	130,263
	Home Depot Inc.	407,845	108,332
*	Netflix Inc.	168,110	90,902
	Walmart Inc.	527,802	76,083
	NIKE Inc. Class B	465,745	65,889
	Costco Wholesale Corp.	174,571	65,775
	McDonald's Corp.	281,388	60,380
	Lowe's Cos. Inc.	335,319	53,822
	Starbucks Corp.	481,204	51,479
*	Copart Inc.	312,132	39,719
*	Booking Holdings Inc.	15,692	34,950
	Estee Lauder Cos. Inc. Class A	120,437	32,059
	Target Corp.	168,692	29,779
	Activision Blizzard Inc.	314,746	29,224
	TJX Cos. Inc.	420,379	28,708
	Ross Stores Inc.	212,711	26,123
	Marriott International Inc. Class A	190,777	25,167
*	O'Reilly Automotive Inc.	52,052	23,557
*	AutoZone Inc.	19,261	22,833
	eBay Inc.	369,857	18,585
*	NVR Inc.	4,451	18,159
	Dollar General Corp.	85,818	18,048
	Electronic Arts Inc.	115,721	16,618
*	CarMax Inc.	173,013	16,343
	Yum! Brands Inc.	148,953	16,170
*	Uber Technologies Inc.	311,686	15,896
	DR Horton Inc.	223,326	15,392
*	Spotify Technology SA	47,026	14,797
*	Dollar Tree Inc.	129,701	14,013
	Southwest Airlines Co.	284,914	13,280
	Yum China Holdings Inc.	219,948	12,557
*	Lululemon Athletica Inc.	35,968	12,518
	Delta Air Lines Inc.	310,335	12,479
	General Motors Co.	298,701	12,438
*	Capri Holdings Ltd.	277,612	11,660
	Dolby Laboratories Inc. Class A	115,638	11,232
*	Chipotle Mexican Grill Inc. Class A	8,048	11,160

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Lennar Corp. Class A	139,359	10,623
*	Tempur Sealy International Inc.	390,092	10,532
	PVH Corp.	112,051	10,520
	Gentex Corp.	302,760	10,273
	PulteGroup Inc.	230,354	9,933
*	Zynga Inc. Class A	926,065	9,140
*	Trade Desk Inc. Class A	11,201	8,972
	Expedia Group Inc.	67,567	8,946
	Darden Restaurants Inc.	71,885	8,563
	Hilton Worldwide Holdings Inc.	76,165	8,474
*	Live Nation Entertainment Inc.	114,264	8,396
	Advance Auto Parts Inc.	53,298	8,395
	VF Corp.	85,904	7,337
	Hasbro Inc.	76,898	7,193
	MGM Resorts International	224,393	7,071
	Royal Caribbean Cruises Ltd.	90,926	6,791
	Aptiv plc	51,636	6,728
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	6,710
*	Visteon Corp.	52,868	6,636
*	Take-Two Interactive Software Inc.	30,974	6,436
*	JetBlue Airways Corp.	435,300	6,329
*	Burlington Stores Inc.	23,758	6,214
	Interpublic Group of Cos. Inc.	259,529	6,104
*	Norwegian Cruise Line Holdings Ltd.	234,147	5,954
	Las Vegas Sands Corp.	99,438	5,927
	Hyatt Hotels Corp. Class A	77,726	5,771
*	AutoNation Inc.	81,769	5,707
*	IAA Inc.	87,027	5,655
*	Discovery Inc. Class C	211,533	5,540
*	Carvana Co. Class A	23,076	5,528
*	Under Armour Inc. Class C	365,732	5,442
	ViacomCBS Inc. Class B	142,313	5,303
	American Airlines Group Inc.	333,400	5,258
*	Wayfair Inc. Class A	23,136	5,224
	Brinker International Inc.	88,019	4,979
*	United Airlines Holdings Inc.	114,917	4,970
*	Mohawk Industries Inc.	32,130	4,529
	BorgWarner Inc.	115,872	4,477
*	Bright Horizons Family Solutions Inc.	25,671	4,441
	Vail Resorts Inc.	15,867	4,426
*	Floor & Decor Holdings Inc. Class A	47,227	4,385
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	43,631	4,354
	Toll Brothers Inc.	97,169	4,224
*	AMC Networks Inc. Class A	113,435	4,058
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	4,043
	Sirius XM Holdings Inc.	614,472	3,914
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	3,875
	Ford Motor Co.	439,632	3,864
	Lear Corp.	24,271	3,860
	Murphy USA Inc.	29,029	3,799
	Tractor Supply Co.	23,667	3,327
*	Ulta Beauty Inc.	11,054	3,174
	Qurate Retail Inc. Class A	287,788	3,157
	Omnicom Group Inc.	50,464	3,147
*	Etsy Inc.	16,913	3,009
*	Peloton Interactive Inc. Class A	19,400	2,943
	Hanesbrands Inc.	201,094	2,932
*	Five Below Inc.	16,637	2,911
	Wynn Resorts Ltd.	24,711	2,788
*	Terminix Global Holdings Inc.	54,101	2,760
	Ralph Lauren Corp. Class A	26,366	2,735
	Pool Corp.	7,269	2,708
	News Corp. Class A	149,164	2,680
	Foot Locker Inc.	66,070	2,672
*	LKQ Corp.	74,828	2,637
*	Planet Fitness Inc. Class A	30,743	2,387
	Carnival Corp.	105,373	2,282
	Polaris Inc.	22,874	2,179
*	Lyft Inc. Class A	43,861	2,155
	Harley-Davidson Inc.	53,991	1,981
	Domino's Pizza Inc.	5,111	1,960
*	Mattel Inc.	111,801	1,951
*	Madison Square Garden Sports Corp.	10,563	1,945
*	frontdoor Inc.	36,832	1,849
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	1,826
*	Skechers U.S.A. Inc. Class A	50,066	1,799
	Aramark	45,301	1,743
*	TripAdvisor Inc.	59,730	1,719
	AMERCO	3,700	1,680
	Genuine Parts Co.	15,808	1,588
*	Urban Outfitters Inc.	60,542	1,550
*	Discovery Inc. Class A	48,210	1,451
	KAR Auction Services Inc.	70,720	1,316

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Madison Square Garden Entertainment Corp.	11,299	1,187
*	Grand Canyon Education Inc.	11,186	1,042
	Nordstrom Inc.	26,916	840
	John Wiley & Sons Inc. Class A	17,354	792
	Tiffany & Co.	5,492	722
*	Lions Gate Entertainment Corp. Class B	62,992	654
	Lennar Corp. Class B	10,425	638
	New York Times Co. Class A	10,912	565
*	2U Inc.	8,853	354
	Garmin Ltd.	2,897	347
*	Under Armour Inc. Class A	19,750	339
*	Airbnb Inc. Class A	1,720	252
	Service Corp. International	4,359	214
	Thor Industries Inc.	2,150	200
	Wendy's Co.	7,938	174
	Nexstar Media Group Inc. Class A	1,169	128
	Warner Music Group Corp. Class A	1,414	54
	Graham Holdings Co. Class B	1	1
			2,409,940
Consumer Staples (5.2%)
	Procter & Gamble Co.	952,158	132,483
	Coca-Cola Co.	1,464,748	80,327
	PepsiCo Inc.	535,067	79,350
	Philip Morris International Inc.	562,458	46,566
	Mondelez International Inc. Class A	613,781	35,888
	Colgate-Palmolive Co.	383,803	32,819
	CVS Health Corp.	442,343	30,212
*	Monster Beverage Corp.	298,547	27,610
	Constellation Brands Inc. Class A	83,261	18,238
	McCormick & Co. Inc. (Non-Voting)	172,666	16,507
	Altria Group Inc.	380,314	15,593
	Brown-Forman Corp. Class B	191,278	15,193
	Church & Dwight Co. Inc.	172,528	15,050
	Clorox Co.	72,758	14,691
	Kroger Co.	430,206	13,663
	Kimberly-Clark Corp.	97,965	13,209
	McKesson Corp.	71,832	12,493
	Hershey Co.	80,963	12,333
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	242,636	12,231
	Corteva Inc.	299,039	11,579
	Walgreens Boots Alliance Inc.	274,260	10,937
	AmerisourceBergen Corp. Class A	108,828	10,639
	Tyson Foods Inc. Class A	163,958	10,565
	Hormel Foods Corp.	224,493	10,464
	General Mills Inc.	150,379	8,842
	Sysco Corp.	93,436	6,939
	J M Smucker Co.	51,896	5,999
	Campbell Soup Co.	103,441	5,001
	Ingredion Inc.	54,756	4,308
	Keurig Dr Pepper Inc.	121,099	3,875
*	US Foods Holding Corp.	102,093	3,401
	Molson Coors Beverage Co. Class B	71,712	3,241
	Kraft Heinz Co.	83,022	2,877
*	Post Holdings Inc.	25,230	2,548
*	Hain Celestial Group Inc.	62,113	2,494
*	Beyond Meat Inc.	18,411	2,301
	Energizer Holdings Inc.	44,751	1,888
	Lamb Weston Holdings Inc.	23,087	1,818
	Kellogg Co.	26,928	1,676
	Bunge Ltd.	20,905	1,371
*	Herbalife Nutrition Ltd.	27,738	1,333
	Edgewell Personal Care Co.	22,863	791
	Conagra Brands Inc.	13,899	504
*	Pilgrim's Pride Corp.	24,098	473
	Casey's General Stores Inc.	1,891	338
*	TreeHouse Foods Inc.	7,588	322
*	Grocery Outlet Holding Corp.	6,987	274
	Brown-Forman Corp. Class A	2,600	191
	Flowers Foods Inc.	8,141	184
	Spectrum Brands Holdings Inc.	10	1
			741,630
Energy (2.1%)
	Exxon Mobil Corp.	1,633,681	67,340
	Chevron Corp.	665,782	56,225
	ConocoPhillips	457,409	18,292
	Schlumberger NV	550,315	12,013
	Phillips 66	163,306	11,422
	Valero Energy Corp.	175,202	9,911
	EOG Resources Inc.	176,032	8,779
	Pioneer Natural Resources Co.	65,052	7,409
*	Transocean Ltd.	3,013,163	6,960
*	WPX Energy Inc.	819,659	6,680
	Halliburton Co.	347,020	6,559

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	332,618	5,758
	Hess Corp.	108,797	5,743
*	Antero Resources Corp.	1,030,781	5,618
	Williams Cos. Inc.	279,381	5,602
*	Cheniere Energy Inc.	91,545	5,495
	Baker Hughes Co. Class A	260,058	5,422
	Marathon Petroleum Corp.	125,738	5,201
*	First Solar Inc.	45,956	4,546
	Diamondback Energy Inc.	92,292	4,467
	Concho Resources Inc.	66,922	3,905
	Cabot Oil & Gas Corp.	209,282	3,407
*	Range Resources Corp.	489,375	3,279
	National Oilwell Varco Inc.	212,970	2,924
*	Enphase Energy Inc.	16,400	2,878
	EQT Corp.	224,460	2,853
	Targa Resources Corp.	89,415	2,359
	Apache Corp.	149,548	2,122
*	ChampionX Corp.	137,859	2,109
*	SolarEdge Technologies Inc.	6,500	2,074
	Patterson-UTI Energy Inc.	331,355	1,743
	Parsley Energy Inc. Class A	116,188	1,650
	Cimarex Energy Co.	39,650	1,487
	Marathon Oil Corp.	220,746	1,472
	Continental Resources Inc.	86,664	1,413
	Devon Energy Corp.	87,270	1,380
	HollyFrontier Corp.	30,826	797
	ONEOK Inc.	20,529	788
*	Centennial Resource Development Inc. Class A	514,904	772
	Antero Midstream Corp.	96,216	742
	Equitrans Midstream Corp.	61,755	496
			300,092
Financials (10.3%)
*	Berkshire Hathaway Inc. Class B	745,275	172,807
	JPMorgan Chase & Co.	1,202,373	152,785
	Bank of America Corp.	3,186,741	96,590
	Morgan Stanley	844,604	57,881
	Citigroup Inc.	826,483	50,961
	S&P Global Inc.	126,526	41,593
	MSCI Inc. Class A	89,792	40,095
	Goldman Sachs Group Inc.	137,848	36,352
	Wells Fargo & Co.	1,142,746	34,488
	Charles Schwab Corp.	633,197	33,585
		Shares	Market Value• ($000)
	Intercontinental Exchange Inc.	258,215	29,770
	Aon plc Class A	129,905	27,445
	Progressive Corp.	276,677	27,358
	BlackRock Inc.	37,553	27,096
	Moody's Corp.	79,453	23,060
	CME Group Inc.	109,179	19,876
	US Bancorp	404,442	18,843
	PNC Financial Services Group Inc.	122,468	18,248
	Marsh & McLennan Cos. Inc.	151,096	17,678
	Discover Financial Services	192,833	17,457
	Truist Financial Corp.	349,960	16,774
	Ameriprise Financial Inc.	84,696	16,459
	Brown & Brown Inc.	339,907	16,115
	Chubb Ltd.	103,207	15,886
	First Republic Bank	104,915	15,415
	Aflac Inc.	336,336	14,956
	Nasdaq Inc.	108,085	14,347
	T. Rowe Price Group Inc.	94,267	14,271
	Travelers Cos. Inc.	100,507	14,108
	Allstate Corp.	115,698	12,719
	State Street Corp.	161,007	11,718
	Prudential Financial Inc.	148,776	11,615
*	Arch Capital Group Ltd.	303,636	10,952
	W R Berkley Corp.	163,287	10,845
	Assurant Inc.	78,002	10,625
	Globe Life Inc.	102,754	9,757
*	Markel Corp.	9,152	9,457
	Commerce Bancshares Inc.	143,269	9,413
*	Texas Capital Bancshares Inc.	151,742	9,029
	Fifth Third Bancorp	324,179	8,938
	Broadridge Financial Solutions Inc.	57,899	8,870
*	SVB Financial Group	22,411	8,692
	MetLife Inc.	184,637	8,669
	Popular Inc.	153,360	8,637
	Raymond James Financial Inc.	89,742	8,586
	SLM Corp.	676,250	8,379
	MFA Financial Inc.	2,009,395	7,816
	Zions Bancorp NA	173,074	7,518
	Alleghany Corp.	12,001	7,245
	Lincoln National Corp.	142,402	7,164
	Bank of New York Mellon Corp.	167,334	7,102
	SEI Investments Co.	123,446	7,094
	KeyCorp	427,062	7,008
	Reinsurance Group of America Inc.	59,891	6,941
	East West Bancorp Inc.	134,347	6,813

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	American International Group Inc.	171,026	6,475
	IHS Markit Ltd.	72,004	6,468
	White Mountains Insurance Group Ltd.	6,215	6,219
	OneMain Holdings Inc.	127,257	6,129
	M&T Bank Corp.	46,002	5,856
	Eaton Vance Corp.	85,976	5,840
	Hanover Insurance Group Inc.	49,487	5,786
	Principal Financial Group Inc.	113,203	5,616
	Signature Bank	38,591	5,221
	Willis Towers Watson plc	23,242	4,897
	Loews Corp.	106,017	4,773
	New Residential Investment Corp.	438,693	4,361
	Cullen/Frost Bankers Inc.	47,275	4,124
	Hartford Financial Services Group Inc.	77,281	3,785
*	Athene Holding Ltd. Class A	87,204	3,762
	Wintrust Financial Corp.	61,293	3,744
	CIT Group Inc.	99,556	3,574
	Interactive Brokers Group Inc. Class A	54,320	3,309
	Two Harbors Investment Corp.	512,367	3,264
	Voya Financial Inc.	49,756	2,926
	American Financial Group Inc.	32,116	2,814
	Northern Trust Corp.	28,975	2,699
	BOK Financial Corp.	38,470	2,634
	MGIC Investment Corp.	200,841	2,521
	CNA Financial Corp.	61,718	2,404
	Jefferies Financial Group Inc.	94,994	2,337
	Starwood Property Trust Inc.	110,744	2,137
	Pinnacle Financial Partners Inc.	29,247	1,883
	Ally Financial Inc.	52,542	1,874
	First Horizon Corp.	138,758	1,770
	Chimera Investment Corp.	172,128	1,764
	Arthur J Gallagher & Co.	11,257	1,393
	Sterling Bancorp	76,528	1,376
*	Brighthouse Financial Inc.	36,791	1,332
	Western Alliance Bancorp	22,046	1,322
	Bank of Hawaii Corp.	15,647	1,199
	Fidelity National Financial Inc.	29,371	1,148
	TFS Financial Corp.	59,947	1,057
	Associated Banc-Corp	60,223	1,027
	Lazard Ltd. Class A	18,454	781
		Shares	Market Value• ($000)
*	Credit Acceptance Corp.	2,050	710
	Santander Consumer USA Holdings Inc.	30,462	671
*	Rocket Cos. Inc. Class A	33,000	667
*	Lemonade Inc.	4,300	527
	New York Community Bancorp Inc.	49,670	524
	MarketAxess Holdings Inc.	871	497
	Morningstar Inc.	1,993	461
	FactSet Research Systems Inc.	1,172	390
	Kemper Corp.	3,979	306
	Affiliated Managers Group Inc.	2,736	278
	Navient Corp.	24,311	239
	Primerica Inc.	877	117
	First Citizens BancShares Inc. Class A	100	57
	Erie Indemnity Co. Class A	166	41
			1,450,987
Health Care (12.8%)
	Johnson & Johnson	1,054,235	165,916
	UnitedHealth Group Inc.	364,357	127,773
	Merck & Co. Inc.	982,523	80,370
	Pfizer Inc.	2,122,285	78,121
	Thermo Fisher Scientific Inc.	155,049	72,219
	Abbott Laboratories	643,664	70,475
	AbbVie Inc.	635,184	68,060
	Bristol-Myers Squibb Co.	918,374	56,967
	Amgen Inc.	244,879	56,303
	Medtronic plc	479,846	56,209
	Danaher Corp.	234,546	52,102
	Eli Lilly & Co.	304,769	51,457
	Zoetis Inc.	254,386	42,101
	Cigna Corp.	174,369	36,300
	Anthem Inc.	105,426	33,851
*	Intuitive Surgical Inc.	40,605	33,219
	Becton Dickinson & Co.	127,458	31,893
	Stryker Corp.	115,763	28,367
	Humana Inc.	66,624	27,334
*	Vertex Pharmaceuticals Inc.	114,915	27,159
*	Boston Scientific Corp.	752,501	27,052
	Gilead Sciences Inc.	461,939	26,913
	Agilent Technologies Inc.	207,812	24,624
*	Charles River Laboratories International Inc.	75,470	18,857
*	Illumina Inc.	48,292	17,868
*	Edwards Lifesciences Corp.	195,834	17,866
	Teleflex Inc.	42,189	17,364

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Biogen Inc.	70,383	17,234
*	Regeneron Pharmaceuticals Inc.	34,720	16,774
	Cooper Cos. Inc.	45,386	16,490
	PerkinElmer Inc.	107,266	15,393
	Zimmer Biomet Holdings Inc.	99,842	15,385
	HCA Healthcare Inc.	93,286	15,342
*	Laboratory Corp. of America Holdings	71,685	14,591
	Baxter International Inc.	179,475	14,401
	Bio-Techne Corp.	44,945	14,272
*	DexCom Inc.	35,827	13,246
*	Moderna Inc.	121,626	12,706
*	IDEXX Laboratories Inc.	24,812	12,403
*	QIAGEN NV	227,726	12,035
*	Seagen Inc.	67,982	11,906
*	IQVIA Holdings Inc.	66,306	11,880
*	Align Technology Inc.	21,036	11,241
*	Centene Corp.	174,963	10,503
*	Veeva Systems Inc. Class A	37,867	10,309
	Universal Health Services Inc. Class B	69,799	9,597
	Bruker Corp.	162,910	8,818
	Quest Diagnostics Inc.	73,465	8,755
*	Varian Medical Systems Inc.	47,186	8,258
*	Incyte Corp.	94,863	8,251
*	Henry Schein Inc.	123,189	8,236
*	Bio-Rad Laboratories Inc. Class A	13,813	8,052
	ResMed Inc.	37,271	7,922
	Cardinal Health Inc.	146,440	7,843
*	Alexion Pharmaceuticals Inc.	49,101	7,672
*	Teladoc Health Inc.	36,226	7,244
*	Hologic Inc.	97,853	7,127
*	Exelixis Inc.	353,309	7,091
	Cerner Corp.	89,396	7,016
*	Alnylam Pharmaceuticals Inc.	53,959	7,013
*	Viatris Inc.	371,002	6,953
*	Catalent Inc.	56,383	5,868
	DENTSPLY SIRONA Inc.	110,655	5,794
*	Novocure Ltd.	31,069	5,376
*	Ionis Pharmaceuticals Inc.	90,509	5,117
*	DaVita Inc.	40,030	4,700
	STERIS plc	20,974	3,975
*	Sage Therapeutics Inc.	44,900	3,884
*	BioMarin Pharmaceutical Inc.	43,646	3,827
	West Pharmaceutical Services Inc.	12,440	3,524
*	Insulet Corp.	12,068	3,085
		Shares	Market Value• ($000)
*	Masimo Corp.	11,382	3,055
*	Molina Healthcare Inc.	14,204	3,021
*	Exact Sciences Corp.	22,681	3,005
*	Horizon Therapeutics plc	35,313	2,583
*	Neurocrine Biosciences Inc.	26,196	2,511
	Cantel Medical Corp.	28,876	2,277
*	Acadia Healthcare Co. Inc.	43,965	2,210
*	Penumbra Inc.	11,973	2,095
*	Envista Holdings Corp.	57,545	1,941
*	Repligen Corp.	10,100	1,935
*	MEDNAX Inc.	78,243	1,920
*	United Therapeutics Corp.	12,486	1,895
*	Integra LifeSciences Holdings Corp.	28,188	1,830
*	Jazz Pharmaceuticals plc	10,251	1,692
	Hill-Rom Holdings Inc.	14,895	1,459
*	Elanco Animal Health Inc.	46,390	1,423
*	PRA Health Sciences Inc.	7,939	996
*	Brookdale Senior Living Inc.	212,574	942
	Chemed Corp.	1,705	908
*	Guardant Health Inc.	6,968	898
*	Quidel Corp.	4,800	862
*	Avantor Inc.	29,947	843
	Premier Inc. Class A	23,021	808
*	ICU Medical Inc.	3,463	743
*	ABIOMED Inc.	1,539	499
*	Adaptive Biotechnologies Corp.	7,594	449
	Encompass Health Corp.	4,425	366
*	Alkermes plc	10,236	204
*	Varex Imaging Corp.	10,568	176
	Perrigo Co. plc	3,816	171
*	Sarepta Therapeutics Inc.	940	160
*	GoodRx Holdings Inc. Class A	303	12
			1,807,738
Industrials (14.2%)
	Visa Inc. Class A	652,984	142,827
	Mastercard Inc. Class A	349,780	124,850
*	PayPal Holdings Inc.	522,612	122,396
	Accenture plc Class A	237,433	62,020
	Union Pacific Corp.	268,758	55,961
	Global Payments Inc.	240,244	51,753
	Boeing Co.	220,687	47,240
	Honeywell International Inc.	205,312	43,670
	United Parcel Service Inc. Class B	231,441	38,975
*	Fiserv Inc.	322,884	36,764
	General Electric Co.	3,388,827	36,599

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	244,418	34,575
	American Express Co.	278,851	33,716
	3M Co.	192,197	33,594
	Raytheon Technologies Corp.	467,597	33,438
	Sherwin-Williams Co.	43,850	32,226
	CSX Corp.	354,891	32,206
	Caterpillar Inc.	176,137	32,060
*	Mettler-Toledo International Inc.	26,317	29,993
	Norfolk Southern Corp.	124,683	29,626
	Verisk Analytics Inc. Class A	139,675	28,995
	FedEx Corp.	110,809	28,768
	Illinois Tool Works Inc.	140,698	28,686
*	Square Inc. Class A	128,422	27,950
	Cintas Corp.	75,609	26,725
*	TransDigm Group Inc.	42,034	26,013
	Old Dominion Freight Line Inc.	124,615	24,322
	Deere & Co.	83,352	22,426
	Northrop Grumman Corp.	73,450	22,382
	Automatic Data Processing Inc.	119,374	21,034
	Ball Corp.	221,978	20,684
	Lockheed Martin Corp.	57,607	20,449
	AMETEK Inc.	153,098	18,516
	Parker-Hannifin Corp.	67,177	18,300
	General Dynamics Corp.	114,543	17,046
*	Keysight Technologies Inc.	127,690	16,867
	Eaton Corp. plc	132,269	15,891
*	Waters Corp.	64,206	15,886
	IDEX Corp.	78,733	15,684
*	Zebra Technologies Corp. Class A	40,590	15,600
	Jacobs Engineering Group Inc.	141,129	15,377
*	Crown Holdings Inc.	142,855	14,314
	Equifax Inc.	74,207	14,310
	Martin Marietta Materials Inc.	48,394	13,742
	Vulcan Materials Co.	90,102	13,363
	Expeditors International of Washington Inc.	139,607	13,278
	Toro Co.	139,713	13,250
	Emerson Electric Co.	163,699	13,156
	PACCAR Inc.	146,055	12,602
	Cummins Inc.	52,527	11,929
	Capital One Financial Corp.	119,995	11,861
	Carrier Global Corp.	314,383	11,859
	DuPont de Nemours Inc.	164,198	11,676
	Lennox International Inc.	40,714	11,154
		Shares	Market Value• ($000)
	AGCO Corp.	105,204	10,845
	JB Hunt Transport Services Inc.	78,704	10,755
	Otis Worldwide Corp.	157,191	10,618
	Landstar System Inc.	78,365	10,553
	WW Grainger Inc.	24,754	10,108
	Carlisle Cos. Inc.	60,277	9,414
	Xylem Inc.	91,046	9,268
	Eagle Materials Inc.	88,370	8,956
	CoreLogic Inc.	115,740	8,949
	BWX Technologies Inc.	143,634	8,658
	Synchrony Financial	241,273	8,375
	Fortive Corp.	117,845	8,346
	Jack Henry & Associates Inc.	51,040	8,268
	Genpact Ltd.	193,618	8,008
	Owens Corning	104,712	7,933
*	FleetCor Technologies Inc.	28,478	7,770
	Huntington Ingalls Industries Inc.	44,901	7,655
	FLIR Systems Inc.	164,529	7,211
	Textron Inc.	148,787	7,191
	Graco Inc.	98,621	7,135
	Oshkosh Corp.	80,575	6,935
	Armstrong World Industries Inc.	90,528	6,734
	Robert Half International Inc.	91,824	5,737
	Donaldson Co. Inc.	102,283	5,716
	Johnson Controls International plc	119,676	5,576
	ITT Inc.	68,646	5,287
	Westinghouse Air Brake Technologies Corp.	71,671	5,246
	Stanley Black & Decker Inc.	29,193	5,213
	PPG Industries Inc.	34,752	5,012
	Valmont Industries Inc.	27,975	4,894
	ManpowerGroup Inc.	54,157	4,884
*	Euronet Worldwide Inc.	33,136	4,802
	Quanta Services Inc.	62,470	4,499
	Trane Technologies plc	30,477	4,424
	Sealed Air Corp.	93,708	4,291
	Rockwell Automation Inc.	17,102	4,289
*	Livent Corp.	226,166	4,261
*	Trimble Inc.	62,991	4,206
*	Teledyne Technologies Inc.	10,446	4,095
*	Bill.com Holdings Inc.	29,000	3,958
	HEICO Corp.	28,866	3,822
	Packaging Corp. of America	27,444	3,785
	Paychex Inc.	40,000	3,727
	CH Robinson Worldwide Inc.	39,317	3,691

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	MSC Industrial Direct Co. Inc. Class A	41,610	3,511
*	Virgin Galactic Holdings Inc.	146,500	3,476
*	StoneCo Ltd. Class A	39,800	3,340
	Flowserve Corp.	87,321	3,218
	Howmet Aerospace Inc.	108,682	3,102
*	Resideo Technologies Inc.	142,255	3,024
	Allison Transmission Holdings Inc.	62,972	2,716
*	WESCO International Inc.	30,666	2,407
	Cognex Corp.	27,531	2,210
	MDU Resources Group Inc.	80,095	2,110
*	AECOM	42,191	2,100
*	Berry Global Group Inc.	35,739	2,008
*	WEX Inc.	8,803	1,792
	TransUnion	17,546	1,741
*	Axalta Coating Systems Ltd.	58,104	1,659
*	Sensata Technologies Holding plc	31,461	1,659
	Spirit AeroSystems Holdings Inc. Class A	41,506	1,622
	Allegion plc	13,639	1,587
*	Vontier Corp.	47,138	1,574
	O-I Glass Inc.	127,791	1,521
*	Coherent Inc.	9,143	1,372
*	Fair Isaac Corp.	2,573	1,315
*	Ingersoll Rand Inc.	26,893	1,225
	MKS Instruments Inc.	5,395	812
	Booz Allen Hamilton Holding Corp. Class A	8,520	743
*	Pluralsight Inc. Class A	33,207	696
	RPM International Inc.	5,251	477
	Littelfuse Inc.	1,596	406
	AptarGroup Inc.	2,836	388
	Silgan Holdings Inc.	10,388	385
*	Paylocity Holding Corp.	1,635	337
	Brunswick Corp.	3,484	266
	Sonoco Products Co.	2,414	143
*	Middleby Corp.	198	26
			2,014,652
Other (0.0%)
*,1	American International Group Inc. Warrants Exp. 1/19/2021	6,859	—
Real Estate (3.1%)
	American Tower Corp.	191,001	42,872
	SBA Communications Corp. Class A	108,028	30,478
	Prologis Inc.	291,452	29,046
	Crown Castle International Corp.	164,871	26,246
		Shares	Market Value• ($000)
	Equinix Inc.	35,362	25,255
*	CBRE Group Inc. Class A	273,143	17,132
*	CoStar Group Inc.	18,223	16,843
	Digital Realty Trust Inc.	110,688	15,442
	Public Storage	59,763	13,801
	Equity LifeStyle Properties Inc.	191,794	12,152
	American Homes 4 Rent Class A	341,378	10,241
	Weyerhaeuser Co.	295,383	9,904
	Alexandria Real Estate Equities Inc.	52,941	9,435
	Extra Space Storage Inc.	80,139	9,285
	AvalonBay Communities Inc.	55,765	8,946
	Equity Residential	145,906	8,649
*	Zillow Group Inc. Class C	65,681	8,525
	Essex Property Trust Inc.	34,528	8,198
	Mid-America Apartment Communities Inc.	64,098	8,121
*	Jones Lang LaSalle Inc.	49,345	7,321
	Simon Property Group Inc.	84,491	7,205
	Invitation Homes Inc.	221,589	6,581
	Sun Communities Inc.	41,814	6,354
	Duke Realty Corp.	145,639	5,821
*	Howard Hughes Corp.	69,984	5,524
*	Zillow Group Inc. Class A	40,603	5,520
	Douglas Emmett Inc.	159,344	4,650
	UDR Inc.	116,035	4,459
	Camden Property Trust	41,323	4,129
	Lamar Advertising Co. Class A	49,553	4,124
	Host Hotels & Resorts Inc.	279,419	4,088
*	Apartment Income REIT Corp.	104,262	4,005
	Realty Income Corp.	60,940	3,789
	CyrusOne Inc.	47,552	3,478
	Americold Realty Trust	80,428	3,002
	Welltower Inc.	45,845	2,962
	CubeSmart	76,313	2,565
	VEREIT Inc.	67,259	2,542
	STORE Capital Corp.	74,155	2,520
	Rexford Industrial Realty Inc.	48,775	2,395
*	RealPage Inc.	26,577	2,319
	Life Storage Inc.	19,094	2,280
	Ventas Inc.	44,433	2,179
	First Industrial Realty Trust Inc.	50,561	2,130
	Empire State Realty Trust Inc. Class A	228,476	2,129
	CoreSite Realty Corp.	15,875	1,989
	Cousins Properties Inc.	58,449	1,958
	Kimco Realty Corp.	115,366	1,732

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	American Campus Communities Inc.	37,690	1,612
	Park Hotels & Resorts Inc.	92,830	1,592
	Rayonier Inc.	52,081	1,530
	Hudson Pacific Properties Inc.	62,320	1,497
	Kilroy Realty Corp.	24,308	1,395
	Outfront Media Inc.	56,792	1,111
	Apple Hospitality REIT Inc.	82,797	1,069
	Weingarten Realty Investors	47,877	1,037
	EPR Properties	29,242	950
	VICI Properties Inc.	32,219	822
	Iron Mountain Inc.	23,460	692
	Federal Realty Investment Trust	8,082	688
	Paramount Group Inc.	75,062	679
	Corporate Office Properties Trust	17,300	451
	SL Green Realty Corp.	6,470	385
	Apartment Investment & Management Co. Class A	1	—
			435,831
Technology (27.4%)
	Apple Inc.	6,595,422	875,147
	Microsoft Corp.	2,978,070	662,382
*	Facebook Inc. Class A	953,491	260,456
*	Alphabet Inc. Class A	119,418	209,297
*	Alphabet Inc. Class C	115,669	202,638
	NVIDIA Corp.	239,682	125,162
*	Adobe Inc.	205,882	102,966
	Intel Corp.	1,600,152	79,720
*	salesforce.com Inc.	357,633	79,584
	QUALCOMM Inc.	463,222	70,567
	Texas Instruments Inc.	364,394	59,808
	Broadcom Inc.	135,881	59,495
	Oracle Corp.	747,334	48,345
	Intuit Inc.	126,429	48,024
	Applied Materials Inc.	533,823	46,069
	Lam Research Corp.	96,753	45,694
*	Cadence Design Systems Inc.	319,022	43,524
*	Autodesk Inc.	137,631	42,024
*	Advanced Micro Devices Inc.	432,954	39,706
*	Synopsys Inc.	152,426	39,515
*	ServiceNow Inc.	69,715	38,373
	International Business Machines Corp.	266,290	33,521
*	Micron Technology Inc.	425,885	32,018
	Teradyne Inc.	262,921	31,522
	KLA Corp.	97,261	25,182
	Roper Technologies Inc.	54,880	23,658
		Shares	Market Value• ($000)
*	Match Group Inc.	155,145	23,456
	Amphenol Corp. Class A	175,784	22,987
*	Zoom Video Communications Inc. Class A	62,300	21,015
	Cognizant Technology Solutions Corp. Class A	246,738	20,220
	Analog Devices Inc.	135,294	19,987
	Corning Inc.	448,584	16,149
*	Twilio Inc. Class A	43,659	14,779
*	Fortinet Inc.	90,195	13,397
*	Twitter Inc.	245,298	13,283
*	Workday Inc. Class A	54,903	13,155
*	Atlassian Corp. plc Class A	55,455	12,969
	Xilinx Inc.	89,071	12,628
*	Palo Alto Networks Inc.	33,244	11,815
*	DocuSign Inc. Class A	52,897	11,759
*	ANSYS Inc.	30,794	11,203
	Citrix Systems Inc.	82,541	10,739
*	Arrow Electronics Inc.	106,274	10,340
	HP Inc.	409,070	10,059
*	VeriSign Inc.	44,478	9,625
*	Black Knight Inc.	108,710	9,605
	NetApp Inc.	137,603	9,115
	Microchip Technology Inc.	63,884	8,823
*	Crowdstrike Holdings Inc. Class A	41,498	8,790
*	IAC/InterActiveCorp	45,781	8,669
	Hewlett Packard Enterprise Co.	711,355	8,430
	Marvell Technology Group Ltd.	166,294	7,906
*	Pinterest Inc. Class A	119,700	7,888
*	Gartner Inc.	49,072	7,861
*	RingCentral Inc. Class A	20,650	7,826
*	Okta Inc.	30,391	7,727
	SS&C Technologies Holdings Inc.	101,768	7,404
*	Splunk Inc.	37,404	6,355
*	Qorvo Inc.	37,483	6,232
*	Guidewire Software Inc.	47,991	6,178
*	Nuance Communications Inc.	139,537	6,152
*	GoDaddy Inc. Class A	73,840	6,125
	Western Digital Corp.	106,868	5,919
*	Dell Technologies Inc. Class C	77,738	5,697
	NortonLifeLock Inc.	266,482	5,537
*	Coupa Software Inc.	15,414	5,224
	Maxim Integrated Products Inc.	56,459	5,005
	Skyworks Solutions Inc.	32,649	4,991
*	Paycom Software Inc.	9,641	4,360
*	ON Semiconductor Corp.	132,764	4,345

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Zendesk Inc.	29,758	4,259
*	Slack Technologies Inc. Class A	99,100	4,186
*	NCR Corp.	107,900	4,054
*	VMware Inc. Class A	27,456	3,851
*	Tyler Technologies Inc.	8,729	3,810
*	PTC Inc.	31,366	3,752
	Avnet Inc.	105,416	3,701
*	Manhattan Associates Inc.	33,339	3,507
	Universal Display Corp.	15,011	3,450
*	EPAM Systems Inc.	8,604	3,083
*	Akamai Technologies Inc.	28,114	2,952
*	Fastly Inc. Class A	33,300	2,909
*	Ceridian HCM Holding Inc.	27,055	2,883
*	MongoDB Inc.	7,865	2,824
*	Alteryx Inc. Class A	22,246	2,709
	Leidos Holdings Inc.	24,871	2,614
	CDW Corp.	19,425	2,560
*	HubSpot Inc.	6,425	2,547
	CDK Global Inc.	48,394	2,508
*	FireEye Inc.	108,421	2,500
*	Cerence Inc.	24,199	2,431
*	Grubhub Inc.	27,361	2,032
*	Datadog Inc. Class A	20,599	2,028
*	IPG Photonics Corp.	8,932	1,999
	DXC Technology Co.	74,093	1,908
*	Arista Networks Inc.	6,087	1,769
	Monolithic Power Systems Inc.	4,730	1,732
	Perspecta Inc.	71,796	1,729
*	Avalara Inc.	9,649	1,591
	Xerox Holdings Corp.	63,021	1,461
*	Change Healthcare Inc.	75,615	1,410
*	Proofpoint Inc.	9,697	1,323
*	Pure Storage Inc. Class A	58,388	1,320
*	Covetrus Inc.	41,807	1,202
*	Nutanix Inc. Class A	36,620	1,167
*	Teradata Corp.	49,671	1,116
*	CACI International Inc. Class A	4,244	1,058
*	Zscaler Inc.	4,355	870
	Amdocs Ltd.	11,856	841
*	Aspen Technology Inc.	4,300	560
*	F5 Networks Inc.	3,138	552
*	Elastic NV	3,124	456
*	Dynatrace Inc.	9,146	396
	Entegris Inc.	4,076	392
	Pegasystems Inc.	2,595	346
*	Smartsheet Inc. Class A	4,621	320
*	Dropbox Inc. Class A	11,393	253
*	Palantir Technologies Inc. Class A	3,398	80
*	Snowflake Inc. Class A	246	69
*	Unity Software Inc.	333	51
		Shares	Market Value• ($000)
*	ZoomInfo Technologies Inc. Class A	593	29
*	DoorDash Inc. Class A	206	29
			3,873,305
Telecommunications (3.3%)
	Verizon Communications Inc.	1,607,909	94,465
	Comcast Corp. Class A	1,684,374	88,261
	Cisco Systems Inc.	1,631,686	73,018
	AT&T Inc.	2,533,965	72,877
*	T-Mobile US Inc.	292,807	39,485
*	Charter Communications Inc. Class A	52,799	34,929
	L3Harris Technologies Inc.	84,964	16,060
*	Roku Inc.	40,709	13,516
*	Liberty Broadband Corp. Class C	70,146	11,109
	Motorola Solutions Inc.	42,782	7,276
	Juniper Networks Inc.	273,671	6,160
*	Liberty Broadband Corp. Class A	20,734	3,267
*	DISH Network Corp. Class A	78,701	2,545
*	CommScope Holding Co. Inc.	153,970	2,063
*	Ciena Corp.	36,136	1,910
	Cable One Inc.	819	1,825
*	Altice USA Inc. Class A	32,075	1,215
*	United States Cellular Corp.	27,060	830
			470,811
Utilities (2.7%)
	NextEra Energy Inc.	750,784	57,923
	Duke Energy Corp.	308,844	28,278
	Dominion Energy Inc.	323,987	24,364
	Southern Co.	338,442	20,791
	American Water Works Co. Inc.	124,293	19,075
	WEC Energy Group Inc.	199,699	18,378
	Waste Management Inc.	149,550	17,636
	Exelon Corp.	386,434	16,315
	Eversource Energy	183,279	15,855
	Sempra Energy	124,369	15,846
	CMS Energy Corp.	211,659	12,913
	American Electric Power Co. Inc.	135,702	11,300
	DTE Energy Co.	81,571	9,904
	Consolidated Edison Inc.	133,006	9,612
	Essential Utilities Inc.	193,616	9,156
	AES Corp.	388,888	9,139
	Public Service Enterprise Group Inc.	151,363	8,824
	Edison International	139,688	8,775

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Xcel Energy Inc.	128,690	8,580
	Atmos Energy Corp.	77,734	7,418
	FirstEnergy Corp.	215,147	6,586
	NiSource Inc.	276,272	6,338
	Alliant Energy Corp.	91,615	4,721
	CenterPoint Energy Inc.	213,200	4,614
	Ameren Corp.	58,997	4,605
	Entergy Corp.	43,027	4,296
*	PG&E Corp.	341,179	4,251
	Evergy Inc.	67,360	3,739
	NRG Energy Inc.	98,641	3,704
	PPL Corp.	122,981	3,468
	Republic Services Inc. Class A	31,721	3,055
	UGI Corp.	82,918	2,899
*	Stericycle Inc.	40,057	2,777
*	Clean Harbors Inc.	20,375	1,551
	National Fuel Gas Co.	9,448	389
			387,075
Total Common Stocks (Cost $4,667,470)			14,149,931
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)	8,633	855
	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 0.111% (Cost$7,413)	74,132	7,413
Total Investments (99.9%) (Cost $4,675,256)		14,158,199
Other Assets and Liabilities—Net (0.1%)		11,632
Net Assets (100%)		14,169,831
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	86	16,120	250
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,667,843)	14,150,786
Affiliated Issuers (Cost $7,413)	7,413
Total Investments in Securities	14,158,199
Investment in Vanguard	535
Cash Collateral Pledged—Futures Contracts	947
Receivables for Accrued Income	8,828
Receivables for Capital Shares Issued	13,069
Variation Margin Receivable—Futures Contracts	106
Total Assets	14,181,684
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	4
Payables for Capital Shares Redeemed	11,184
Payables to Vanguard	660
Total Liabilities	11,853
Net Assets	14,169,831
At December 31, 2020, net assets consisted of:

Paid-in Capital	4,990,796
Total Distributable Earnings (Loss)	9,179,035
Net Assets	14,169,831

Admiral Shares—Net Assets
Applicable to 63,466,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,542,852
Net Asset Value Per Share—Admiral Shares	$197.63

Institutional Shares—Net Assets
Applicable to 16,569,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,626,979
Net Asset Value Per Share—Institutional Shares	$98.19
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	200,715
Interest[1]	113
Total Income	200,828
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,718
Management and Administrative—Admiral Shares	7,587
Management and Administrative—Institutional Shares	527
Marketing and Distribution—Admiral Shares	388
Marketing and Distribution—Institutional Shares	15
Custodian Fees	30
Auditing Fees	32
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	7
Total Expenses	10,335
Net Investment Income	190,493
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(77,163)
Futures Contracts	(4,834)
Realized Net Gain (Loss)	(81,997)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,310,978
Futures Contracts	194
Change in Unrealized Appreciation (Depreciation)	2,311,172
Net Increase (Decrease) in Net Assets Resulting from Operations	2,419,668
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $105,000, ($19,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $99,627,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	190,493	179,926
Realized Net Gain (Loss)	(81,997)	95,096
Change in Unrealized Appreciation (Depreciation)	2,311,172	2,539,490
Net Increase (Decrease) in Net Assets Resulting from Operations	2,419,668	2,814,512
Distributions[1]
Admiral Shares	(166,755)	(158,601)
Institutional Shares	(19,301)	(19,010)
Total Distributions	(186,056)	(177,611)
Capital Share Transactions
Admiral Shares	(56,921)	269,997
Institutional Shares	190,473	(7,534)
Net Increase (Decrease) from Capital Share Transactions	133,552	262,463
Total Increase (Decrease)	2,367,164	2,899,364
Net Assets
Beginning of Period	11,802,667	8,903,303
End of Period	14,169,831	11,802,667
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$165.93	$128.29	$137.30	$114.08	$103.75
Investment Operations
Net Investment Income	2.666[1]	2.557[1]	2.385[1]	2.166[1]	2.004
Net Realized and Unrealized Gain (Loss) on Investments	31.640	37.603	(9.045)	23.211	10.332
Total from Investment Operations	34.306	40.160	(6.660)	25.377	12.336
Distributions
Dividends from Net Investment Income	(2.606)	(2.520)	(2.350)	(2.157)	(2.006)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.606)	(2.520)	(2.350)	(2.157)	(2.006)
Net Asset Value, End of Period	$197.63	$165.93	$128.29	$137.30	$114.08
Total Return[2]	21.07%	31.46%	-4.97%	22.40%	12.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,543	$10,579	$7,951	$8,143	$6,793
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.70%	1.69%	1.73%	1.89%
Portfolio Turnover Rate[3]	6%	5%	6%	7%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$82.46	$63.75	$68.23	$56.69	$51.55
Investment Operations
Net Investment Income	1.360[1]	1.292[1]	1.207[1]	1.099[1]	1.011
Net Realized and Unrealized Gain (Loss) on Investments	15.690	18.693	(4.499)	11.531	5.141
Total from Investment Operations	17.050	19.985	(3.292)	12.630	6.152
Distributions
Dividends from Net Investment Income	(1.320)	(1.275)	(1.188)	(1.090)	(1.012)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.320)	(1.275)	(1.188)	(1.090)	(1.012)
Net Asset Value, End of Period	$98.19	$82.46	$63.75	$68.23	$56.69
Total Return	21.08%	31.51%	-4.95%	22.43%	12.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,627	$1,223	$952	$1,006	$613
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.73%	1.72%	1.76%	1.92%
Portfolio Turnover Rate[2]	6%	5%	6%	7%	8%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Capital Appreciation Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Tax-Managed Capital Appreciation Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $535,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	99,627
Total Distributable Earnings (Loss)	(99,627)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the

Tax-Managed Capital Appreciation Fund
recognition of unrealized gains or losses from certain derivative contracts; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,577
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(306,816)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	9,484,274
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	186,056	177,611
Long-Term Capital Gains	—	—
Total	186,056	177,611
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,673,925
Gross Unrealized Appreciation	9,501,778
Gross Unrealized Depreciation	(17,504)
Net Unrealized Appreciation (Depreciation)	9,484,274
E.	During the year ended December 31, 2020, the fund purchased $1,021,945,000 of investment securities and sold $834,646,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $108,983,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Capital Appreciation Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,194,481	7,559	842,966	5,578
Issued in Lieu of Cash Distributions	114,425	723	111,351	721
Redeemed	(1,365,827)	(8,571)	(684,320)	(4,522)
Net Increase (Decrease)—Admiral Shares	(56,921)	(289)	269,997	1,777
Institutional Shares
Issued	374,832	4,366	37,251	494
Issued in Lieu of Cash Distributions	10,490	131	9,015	118
Redeemed	(194,849)	(2,764)	(53,800)	(705)
Net Increase (Decrease)—Institutional Shares	190,473	1,733	(7,534)	(93)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Small-Cap Fund Admiral Shares	11.05%	12.20%	11.87%	$30,702
S&P SmallCap 600 Index	11.29	12.37	11.92	30,849
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	36,240

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Small-Cap Fund Institutional Shares	11.10%	12.24%	11.91%	$15,404,265
S&P SmallCap 600 Index	11.29	12.37	11.92	15,424,564
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund
Fund Allocation
As of December 31, 2020
Communication Services	2.4%
Consumer Discretionary	15.0
Consumer Staples	3.6
Energy	3.0
Financials	16.5
Health Care	12.0
Industrials	17.4
Information Technology	15.0
Materials	5.9
Other	0.0
Real Estate	7.7
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (2.4%)
*	Iridium Communications Inc.	924,877	36,371
*	Vonage Holdings Corp.	2,009,818	25,876
	Cogent Communications Holdings Inc.	362,958	21,730
	Shenandoah Telecommunications Co.	395,817	17,119
*	TechTarget Inc.	209,381	12,377
*	Glu Mobile Inc.	1,207,430	10,879
*	QuinStreet Inc.	423,959	9,090
	EW Scripps Co. Class A	558,352	8,537
	Meredith Corp.	351,787	6,754
*	AMC Networks Inc. Class A	133,100	4,761
*	Cincinnati Bell Inc.	307,992	4,706
*	Consolidated Communications Holdings Inc.	823,253	4,026
	ATN International Inc.	84,009	3,508
	Scholastic Corp.	128,605	3,215
	Spok Holdings Inc.	279,424	3,110
*	Gannett Co. Inc.	226,500	761
	Marcus Corp.	10,005	135
			172,955
Consumer Discretionary (15.0%)
*	Capri Holdings Ltd.	1,146,713	48,162
*	YETI Holdings Inc.	572,303	39,186
*	Crocs Inc.	579,198	36,293
	Macy's Inc.	2,825,743	31,790
	LCI Industries	217,355	28,187
*	Stamps.com Inc.	140,866	27,636
*	Meritage Homes Corp.	326,818	27,067
*	Asbury Automotive Group Inc.	166,953	24,332
	Steven Madden Ltd.	681,751	24,079
	Wolverine World Wide Inc.	770,273	24,071
*	Shake Shack Inc. Class A	274,643	23,284
	MDC Holdings Inc.	478,817	23,270
	Callaway Golf Co.	858,574	20,614
		Shares	Market Value• ($000)
	Group 1 Automotive Inc.	155,042	20,332
*	LGI Homes Inc.	191,442	20,264
*	Dorman Products Inc.	231,145	20,068
*	Sleep Number Corp.	244,982	20,054
	Brinker International Inc.	349,144	19,751
*	Installed Building Products Inc.	189,195	19,285
	Bed Bath & Beyond Inc.	1,043,100	18,525
	Winnebago Industries Inc.	309,022	18,523
*	iRobot Corp.	227,275	18,248
*	Gentherm Inc.	274,892	17,928
	Cooper Tire & Rubber Co.	432,986	17,536
	Rent-A-Center Inc.	447,303	17,127
	Kontoor Brands Inc.	411,112	16,675
	La-Z-Boy Inc.	392,259	15,628
	Monro Inc.	290,196	15,467
	Bloomin' Brands Inc.	763,896	14,835
*	ODP Corp.	497,062	14,564
	Patrick Industries Inc.	207,152	14,159
	Big Lots Inc.	311,152	13,358
*	Cavco Industries Inc.	75,024	13,163
	Signet Jewelers Ltd.	479,200	13,068
*	Tupperware Brands Corp.	398,000	12,891
	Shutterstock Inc.	172,173	12,345
	Abercrombie & Fitch Co. Class A	589,309	11,998
*	Century Communities Inc.	268,677	11,763
	Cheesecake Factory Inc.	317,100	11,752
*	M/I Homes Inc.	263,234	11,659
	Core-Mark Holding Co. Inc.	389,672	11,445
*	Boot Barn Holdings Inc.	261,614	11,344
*	Vista Outdoor Inc.	472,030	11,215
	Dave & Buster's Entertainment Inc.	371,000	11,137
	Oxford Industries Inc.	155,244	10,170
*	GameStop Corp. Class A	519,077	9,779
*	American Axle & Manufacturing Holdings Inc.	1,138,155	9,492
	Guess? Inc.	415,309	9,394
	Dine Brands Global Inc.	157,717	9,148

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Sonic Automotive Inc. Class A	231,186	8,917
	Sturm Ruger & Co. Inc.	135,538	8,819
*	Sally Beauty Holdings Inc.	650,322	8,480
*	Hibbett Sports Inc.	170,653	7,881
*	Perdoceo Education Corp.	609,547	7,699
*	MarineMax Inc.	207,756	7,278
	Buckle Inc.	242,484	7,081
*	Michaels Cos. Inc.	543,174	7,067
*	G-III Apparel Group Ltd.	295,444	7,014
	Standard Motor Products Inc.	166,876	6,752
*	Zumiez Inc.	182,212	6,702
	BJ's Restaurants Inc.	172,505	6,640
*	America's Car-Mart Inc.	57,500	6,316
*	Universal Electronics Inc.	117,532	6,166
	Ruth's Hospitality Group Inc.	344,515	6,108
*	Monarch Casino & Resort Inc.	95,572	5,851
*	Lumber Liquidators Holdings Inc.	182,674	5,615
	PetMed Express Inc.	167,230	5,361
*	Liquidity Services Inc.	319,019	5,076
*	Children's Place Inc.	98,568	4,938
	Haverty Furniture Cos. Inc.	162,786	4,504
*	American Public Education Inc.	141,732	4,320
*	Chuy's Holdings Inc.	161,179	4,270
*	Cooper-Standard Holdings Inc.	119,858	4,155
	Caleres Inc.	263,893	4,130
*	Motorcar Parts of America Inc.	206,780	4,057
*	Genesco Inc.	131,184	3,947
	Designer Brands Inc. Class A	487,305	3,728
*	El Pollo Loco Holdings Inc.	194,185	3,515
*	Fossil Group Inc.	400,414	3,472
	Shoe Carnival Inc.	73,945	2,897
*	Aaron's Co. Inc.	140,000	2,654
*	Unifi Inc.	114,646	2,034
*	Fiesta Restaurant Group Inc.	176,490	2,012
*	Barnes & Noble Education Inc.	426,283	1,982
	Chico's FAS Inc.	1,026,471	1,632
*	Movado Group Inc.	91,883	1,527
	Cato Corp. Class A	135,022	1,295
*	Red Robin Gourmet Burgers Inc.	59,400	1,142
*	Conn's Inc.	52,815	617
	Ethan Allen Interiors Inc.	19,782	400
		Shares	Market Value• ($000)
*	Vera Bradley Inc.	29,700	236
*	Regis Corp.	19,182	176
			1,096,524
Consumer Staples (3.6%)
	WD-40 Co.	110,094	29,250
*	Simply Good Foods Co.	707,100	22,175
	Medifast Inc.	100,787	19,789
	J & J Snack Foods Corp.	124,160	19,291
	PriceSmart Inc.	191,370	17,432
	B&G Foods Inc.	590,029	16,362
	Vector Group Ltd.	1,011,599	11,785
*	Central Garden & Pet Co. Class A	309,025	11,227
*	Cal-Maine Foods Inc.	294,386	11,051
	Universal Corp.	223,458	10,862
	Coca-Cola Consolidated Inc.	39,777	10,591
	Calavo Growers Inc.	149,683	10,392
	Inter Parfums Inc.	156,307	9,455
	National Beverage Corp.	108,400	9,203
*	USANA Health Sciences Inc.	112,684	8,688
*	United Natural Foods Inc.	489,427	7,816
	Andersons Inc.	312,031	7,648
*	Chefs' Warehouse Inc.	263,700	6,774
	MGP Ingredients Inc.	130,155	6,125
	SpartanNash Co.	328,997	5,728
	John B Sanfilippo & Son Inc.	57,650	4,546
*	Central Garden & Pet Co.	117,130	4,522
*	Seneca Foods Corp. Class A	88,875	3,546
	Fresh Del Monte Produce Inc.	10,493	253
			264,511
Energy (3.0%)
	Helmerich & Payne Inc.	1,218,317	28,216
*	Renewable Energy Group Inc.	351,680	24,906
*	Southwestern Energy Co.	5,546,065	16,527
*	Range Resources Corp.	2,199,821	14,739
	Patterson-UTI Energy Inc.	2,542,093	13,371
	Archrock Inc.	1,448,071	12,540
	Core Laboratories NV	452,753	12,003
*	Matador Resources Co.	939,431	11,330
*	Dril-Quip Inc.	367,152	10,875
*	PDC Energy Inc.	450,623	9,251
*	Oceaneering International Inc.	1,020,537	8,113
	PBF Energy Inc. Class A	1,131,179	8,031
	DMC Global Inc.	143,900	6,224
*	Bristow Group Inc.	217,982	5,737
	Nabors Industries Ltd.	87,916	5,119
*	Green Plains Inc.	383,589	5,052

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	REX American Resources Corp.	65,261	4,795
*	Bonanza Creek Energy Inc.	213,954	4,136
	QEP Resources Inc.	1,620,251	3,872
*	Par Pacific Holdings Inc.	229,950	3,215
*	Callon Petroleum Co.	158,140	2,081
*	Penn Virginia Corp.	195,429	1,984
	US Silica Holdings Inc.	271,761	1,908
*	Talos Energy Inc.	226,119	1,863
*	Matrix Service Co.	148,039	1,631
	SM Energy Co.	251,800	1,541
*	Dorian LPG Ltd.	115,204	1,404
*	Laredo Petroleum Inc.	20,504	404
*	Helix Energy Solutions Group Inc.	93,500	393
*	ProPetro Holding Corp.	44,898	332
*	CONSOL Energy Inc.	29,583	213
*	Oil States International Inc.	9,100	46
*	RPC Inc.	8,434	27
*	Exterran Corp.	557	3
			221,882
Financials (16.4%)
*	Trupanion Inc.	263,700	31,568
	BankUnited Inc.	802,571	27,913
	First Hawaiian Inc.	1,163,134	27,427
	Community Bank System Inc.	437,826	27,281
	First Bancorp	2,232,891	25,617
*	Green Dot Corp. Class A	439,930	24,548
	Old National Bancorp	1,441,612	23,873
	Pacific Premier Bancorp Inc.	742,631	23,267
	Walker & Dunlop Inc.	252,494	23,234
	American Equity Investment Life Holding Co.	836,941	23,150
	Ameris Bancorp	598,961	22,802
	Columbia Banking System Inc.	609,648	21,886
	Independent Bank Corp. (Massachusetts)	294,390	21,502
	CVB Financial Corp.	1,100,774	21,465
	Simmons First National Corp. Class A	989,005	21,353
	PennyMac Mortgage Investment Trust	1,138,050	20,018
	United Community Banks Inc.	700,659	19,927
	First Midwest Bancorp Inc.	1,141,862	18,178
*	Axos Financial Inc.	480,951	18,050
	Cadence Bancorp Class A	1,097,948	18,028
	Assured Guaranty Ltd.	565,669	17,813
		Shares	Market Value• ($000)
	Waddell & Reed Financial Inc. Class A	696,245	17,733
*	Mr Cooper Group Inc.	549,000	17,035
	Independent Bank Group Inc.	260,578	16,291
*	PRA Group Inc.	405,284	16,074
	ServisFirst Bancshares Inc.	393,562	15,857
*	NMI Holdings Inc. Class A	693,350	15,704
*	Palomar Holdings Inc.	170,725	15,167
	Banner Corp.	325,349	15,158
	Renasant Corp.	449,502	15,139
	Horace Mann Educators Corp.	353,248	14,851
	Piper Sandler Cos.	145,702	14,701
	Virtus Investment Partners Inc.	67,490	14,645
*	Seacoast Banking Corp. of Florida	484,129	14,258
*	eHealth Inc.	199,326	14,074
	James River Group Holdings Ltd.	282,752	13,897
	Veritex Holdings Inc.	518,868	13,314
	First Financial Bancorp	743,838	13,039
	NBT Bancorp Inc.	394,898	12,676
	Westamerica Bancorp	222,424	12,298
	Northwest Bancshares Inc.	962,700	12,265
	Great Western Bancorp Inc.	578,003	12,080
	Flagstar Bancorp Inc.	282,949	11,533
	Stewart Information Services Corp.	236,889	11,456
*	Triumph Bancorp Inc.	229,364	11,136
	City Holding Co.	151,444	10,533
*	Encore Capital Group Inc.	268,909	10,474
	Meta Financial Group Inc.	286,432	10,472
	Eagle Bancorp Inc.	253,032	10,450
	Apollo Commercial Real Estate Finance Inc.	915,900	10,231
	Safety Insurance Group Inc.	131,127	10,215
	New York Mortgage Trust Inc.	2,729,227	10,071
	Southside Bancshares Inc.	311,077	9,653
	National Bank Holdings Corp. Class A	292,987	9,598
	Brookline Bancorp Inc.	776,744	9,352
	Employers Holdings Inc.	288,542	9,288
	Capitol Federal Financial Inc.	741,100	9,264
	Berkshire Hills Bancorp Inc.	538,909	9,226
	First Commonwealth Financial Corp.	831,902	9,101
	OFG Bancorp	489,877	9,082

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Hope Bancorp Inc.	812,392	8,863
	AMERISAFE Inc.	148,041	8,502
	HomeStreet Inc.	250,294	8,447
	Tompkins Financial Corp.	117,587	8,302
	Heritage Financial Corp.	353,605	8,271
	Park National Corp.	73,301	7,697
*	Enova International Inc.	309,786	7,673
*	StoneX Group Inc.	132,203	7,655
	Northfield Bancorp Inc.	607,598	7,492
	Banc of California Inc.	493,661	7,262
	Provident Financial Services Inc.	400,211	7,188
	Brightsphere Investment Group Inc.	371,132	7,155
	S&T Bancorp Inc.	287,542	7,143
	Ready Capital Corp.	567,639	7,067
	ProAssurance Corp.	391,819	6,970
	TrustCo Bank Corp.	1,004,358	6,699
	KKR Real Estate Finance Trust Inc.	355,665	6,374
	Capstead Mortgage Corp.	1,087,714	6,320
	Redwood Trust Inc.	713,849	6,268
	FB Financial Corp.	173,745	6,034
*	World Acceptance Corp.	58,058	5,935
*	Third Point Reinsurance Ltd.	619,200	5,895
	Dime Community Bancshares Inc.	360,595	5,687
	BancFirst Corp.	94,134	5,526
	Allegiance Bancshares Inc.	157,976	5,392
	Invesco Mortgage Capital Inc.	1,559,543	5,271
*	Blucora Inc.	310,618	4,942
	Preferred Bank	97,059	4,899
	HCI Group Inc.	93,506	4,890
	Central Pacific Financial Corp.	245,103	4,659
*	Ambac Financial Group Inc.	302,654	4,655
	United Fire Group Inc.	172,541	4,331
	WisdomTree Investments Inc.	769,683	4,118
	Boston Private Financial Holdings Inc.	479,415	4,051
*	Customers Bancorp Inc.	206,359	3,832
	Universal Insurance Holdings Inc.	223,472	3,377
	Granite Point Mortgage Trust Inc.	298,135	2,978
*	Donnelley Financial Solutions Inc.	160,149	2,718
	Hanmi Financial Corp.	233,934	2,653
	ARMOUR Residential REIT Inc.	236,105	2,548
*	EZCORP Inc. Class A	510,668	2,446
		Shares	Market Value• ($000)
	United Insurance Holdings Corp.	36,920	211
	Greenhill & Co. Inc.	10,900	132
			1,204,819
Health Care (11.9%)
*	NeoGenomics Inc.	933,752	50,273
*	Omnicell Inc.	363,194	43,591
	Ensign Group Inc.	437,860	31,929
	CONMED Corp.	262,141	29,360
*	Select Medical Holdings Corp.	1,024,999	28,351
*	AMN Healthcare Services Inc.	414,470	28,288
*	Glaukos Corp.	370,274	27,867
*	HMS Holdings Corp.	739,474	27,176
*	Merit Medical Systems Inc.	464,644	25,792
*	Covetrus Inc.	843,390	24,239
*	Integer Holdings Corp.	289,699	23,521
*	BioTelemetry Inc.	324,677	23,403
*	Pacira BioSciences Inc.	386,300	23,116
*	Corcept Therapeutics Inc.	850,677	22,254
*	R1 RCM Inc.	865,400	20,787
*	Xencor Inc.	454,709	19,839
*	Magellan Health Inc.	215,304	17,836
*	Allscripts Healthcare Solutions Inc.	1,199,524	17,321
	Owens & Minor Inc.	605,708	16,384
*	MEDNAX Inc.	618,487	15,178
*	Addus HomeCare Corp.	123,135	14,418
	US Physical Therapy Inc.	117,200	14,093
*	REGENXBIO Inc.	303,006	13,744
*	Cardiovascular Systems Inc.	311,916	13,649
*	Providence Service Corp.	97,815	13,560
*	Endo International plc	1,810,721	13,001
*	Pennant Group Inc.	221,480	12,859
*	Supernus Pharmaceuticals Inc.	497,793	12,524
*	Myriad Genetics Inc.	605,860	11,981
*	Cytokinetics Inc.	570,908	11,863
	Mesa Laboratories Inc.	35,801	10,262
*	CorVel Corp.	91,060	9,652
*	Heska Corp.	64,954	9,461
*	NextGen Healthcare Inc.	459,246	8,377
*	Coherus Biosciences Inc.	454,682	7,902
*	CryoLife Inc.	334,148	7,889
	Luminex Corp.	340,386	7,870
*	Innoviva Inc.	628,018	7,781
*	Tabula Rasa HealthCare Inc.	180,932	7,751
	Simulations Plus Inc.	107,710	7,747
*	Orthofix Medical Inc.	179,712	7,724
*	Tivity Health Inc.	367,500	7,199
*	Community Health Systems Inc.	907,468	6,743

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Meridian Bioscience Inc.	344,269	6,434
*	OraSure Technologies Inc.	594,339	6,291
*	Amphastar Pharmaceuticals Inc.	310,166	6,237
*	Anika Therapeutics Inc.	137,615	6,228
	LeMaitre Vascular Inc.	147,782	5,985
*	Enanta Pharmaceuticals Inc.	141,506	5,957
*	Tactile Systems Technology Inc.	128,719	5,785
*	Inogen Inc.	129,279	5,776
*	Surmodics Inc.	125,977	5,483
*	RadNet Inc.	269,583	5,276
*	Fulgent Genetics Inc.	99,800	5,200
*	Vanda Pharmaceuticals Inc.	363,289	4,774
*	Eagle Pharmaceuticals Inc.	101,619	4,732
*	HealthStream Inc.	210,975	4,608
*	Spectrum Pharmaceuticals Inc.	1,327,823	4,528
	Computer Programs & Systems Inc.	162,558	4,363
	Phibro Animal Health Corp. Class A	198,007	3,845
*	Natus Medical Inc.	182,297	3,653
*	Cutera Inc.	148,725	3,586
*	Hanger Inc.	158,786	3,492
	Invacare Corp.	375,689	3,362
*	Varex Imaging Corp.	200,876	3,351
*	Cross Country Healthcare Inc.	361,475	3,206
*	AngioDynamics Inc.	148,542	2,277
*	Lannett Co. Inc.	331,211	2,160
*	ANI Pharmaceuticals Inc.	46,648	1,355
*	Lantheus Holdings Inc.	26,963	364
*	Zynex Inc.	14,447	194
			873,057
Industrials (17.3%)
*	Saia Inc.	214,637	38,806
	Exponent Inc.	421,194	37,920
*	Proto Labs Inc.	230,334	35,333
*	Chart Industries Inc.	285,220	33,596
*	Aerojet Rocketdyne Holdings Inc.	616,645	32,590
	John Bean Technologies Corp.	282,196	32,134
	UFP Industries Inc.	546,461	30,356
	UniFirst Corp.	133,974	28,361
	Watts Water Technologies Inc. Class A	221,778	26,990
	Applied Industrial Technologies Inc.	338,332	26,386
	Hillenbrand Inc.	628,635	25,020
		Shares	Market Value• ($000)
	Allegiant Travel Co. Class A	129,620	24,529
	Arcosa Inc.	425,842	23,391
	Moog Inc. Class A	293,512	23,275
	Brady Corp. Class A	436,249	23,043
*	Resideo Technologies Inc.	1,077,759	22,913
	ABM Industries Inc.	598,845	22,660
*	SPX FLOW Inc.	383,916	22,252
	Franklin Electric Co. Inc.	318,713	22,058
	Korn Ferry	502,400	21,854
	ESCO Technologies Inc.	210,169	21,694
	AAON Inc.	323,663	21,566
	Matson Inc.	364,475	20,764
	Barnes Group Inc.	408,784	20,721
*	SPX Corp.	366,651	19,997
	Albany International Corp. Class A	269,471	19,785
*	Gibraltar Industries Inc.	273,156	19,651
	Forward Air Corp.	253,798	19,502
*	Meritor Inc.	643,122	17,950
	Mueller Industries Inc.	508,084	17,839
	Cubic Corp.	279,280	17,327
	Federal Signal Corp.	520,014	17,249
*	Hub Group Inc. Class A	301,715	17,198
*	AeroVironment Inc.	197,784	17,187
	Comfort Systems USA Inc.	316,247	16,654
	SkyWest Inc.	382,037	15,400
	EnPro Industries Inc.	193,207	14,591
*	American Woodmark Corp.	149,298	14,012
*	Vicor Corp.	148,533	13,698
	Kaman Corp.	237,716	13,581
*	Atlas Air Worldwide Holdings Inc.	231,459	12,624
	Greenbrier Cos. Inc.	345,364	12,564
*	GMS Inc.	407,405	12,418
*	Harsco Corp.	661,205	11,888
	Enerpac Tool Group Corp. Class A	524,983	11,870
	Alamo Group Inc.	85,527	11,798
	Lindsay Corp.	90,791	11,663
	Tennant Co.	165,064	11,583
	AZZ Inc.	231,645	10,989
	Encore Wire Corp.	181,296	10,981
*	PGT Innovations Inc.	534,169	10,865
*	MYR Group Inc.	164,919	9,912
	Granite Construction Inc.	370,800	9,904
	Raven Industries Inc.	295,817	9,789
	Astec Industries Inc.	164,296	9,509
	Deluxe Corp.	310,186	9,057
	Pitney Bowes Inc.	1,384,270	8,527
	US Ecology Inc.	231,270	8,402
	Standex International Corp.	108,311	8,396
	Marten Transport Ltd.	486,205	8,377

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Quanex Building Products Corp.	374,644	8,306
	AAR Corp.	222,628	8,064
	Griffon Corp.	393,364	8,017
	Wabash National Corp.	441,059	7,599
	ArcBest Corp.	171,598	7,322
*	Echo Global Logistics Inc.	268,559	7,203
*	SEACOR Holdings Inc.	163,402	6,773
*	Aegion Corp. Class A	314,972	5,981
	Kelly Services Inc. Class A	279,173	5,743
	Hawaiian Holdings Inc.	314,041	5,558
	Heartland Express Inc.	306,033	5,539
	Viad Corp.	143,911	5,205
	Heidrick & Struggles International Inc.	170,675	5,014
*	CIRCOR International Inc.	128,950	4,957
	Apogee Enterprises Inc.	155,195	4,917
	Triumph Group Inc.	388,600	4,881
*	TrueBlue Inc.	255,631	4,778
*	Forrester Research Inc.	112,916	4,731
	Insteel Industries Inc.	195,383	4,351
	Resources Connection Inc.	328,047	4,124
	National Presto Industries Inc.	45,493	4,023
*	Lydall Inc.	107,983	3,243
	Interface Inc. Class A	304,723	3,200
	Park Aerospace Corp.	232,914	3,123
	Powell Industries Inc.	99,676	2,939
*	Team Inc.	257,800	2,810
*	NOW Inc.	315,355	2,264
	Matthews International Corp. Class A	70,368	2,069
*	DXP Enterprises Inc.	85,551	1,902
*	Veritiv Corp.	67,484	1,403
	Titan International Inc.	264,475	1,285
*	Foundation Building Materials Inc.	5,500	106
			1,268,379
Information Technology (15.0%)
	Brooks Automation Inc.	593,602	40,276
	Power Integrations Inc.	458,814	37,558
*	Alarm.com Holdings Inc.	356,650	36,895
*	LivePerson Inc.	536,031	33,357
*	Advanced Energy Industries Inc.	331,368	32,133
*	Viavi Solutions Inc.	2,056,497	30,796
*	SPS Commerce Inc.	282,586	30,686
*	8x8 Inc.	889,258	30,653
*	Itron Inc.	305,374	29,285
*	FormFactor Inc.	651,381	28,022
*	MicroStrategy Inc. Class A	66,237	25,736
*	Rogers Corp.	165,650	25,724
*	ExlService Holdings Inc.	300,384	25,572
*	Fabrinet	321,099	24,914
		Shares	Market Value• ($000)
*	Diodes Inc.	337,507	23,794
*	Insight Enterprises Inc.	305,345	23,234
	Badger Meter Inc.	235,852	22,184
*	MaxLinear Inc.	580,196	22,158
*	Onto Innovation Inc.	443,649	21,095
	EVERTEC Inc.	521,667	20,512
*	Plexus Corp.	262,163	20,504
	ManTech International Corp. Class A	229,432	20,406
	Xperi Holding Corp.	970,249	20,278
*	Sanmina Corp.	602,295	19,207
	Progress Software Corp.	395,285	17,863
	Kulicke & Soffa Industries Inc.	548,716	17,455
*	Bottomline Technologies DE Inc.	324,438	17,111
*	Rambus Inc.	950,097	16,589
*	Knowles Corp.	807,441	14,881
*	OSI Systems Inc.	153,442	14,304
*	Perficient Inc.	292,323	13,929
*	Virtusa Corp.	258,225	13,203
	NIC Inc.	510,378	13,183
	Methode Electronics Inc.	334,396	12,801
*	TTM Technologies Inc.	920,881	12,704
	CSG Systems International Inc.	281,528	12,688
*	Sykes Enterprises Inc.	334,954	12,618
*	Cardtronics plc Class A	350,598	12,376
*	Ultra Clean Holdings Inc.	384,790	11,986
*	FARO Technologies Inc.	159,815	11,288
	Cohu Inc.	292,140	11,154
*	3D Systems Corp.	1,048,437	10,988
	Benchmark Electronics Inc.	385,523	10,413
	CTS Corp.	303,272	10,411
	TTEC Holdings Inc.	142,312	10,379
*	ePlus Inc.	115,386	10,148
*	Axcelis Technologies Inc.	308,032	8,970
*	Unisys Corp.	447,611	8,809
*	NETGEAR Inc.	209,800	8,524
*	Extreme Networks Inc.	1,162,220	8,008
*	Diebold Nixdorf Inc.	751,060	8,006
*	Agilysys Inc.	202,050	7,755
	Plantronics Inc.	284,765	7,697
	Ebix Inc.	197,187	7,487
*	Photronics Inc.	648,709	7,240
*	CEVA Inc.	154,146	7,014
*	Ichor Holdings Ltd.	232,256	7,001
*	Digi International Inc.	361,321	6,829
*	Veeco Instruments Inc.	366,766	6,367
*	ScanSource Inc.	234,336	6,182
*	Harmonic Inc.	797,584	5,894
	MTS Systems Corp.	100,011	5,817
*	OneSpan Inc.	272,086	5,627
*	PDF Solutions Inc.	258,070	5,574
*	Arlo Technologies Inc.	692,018	5,391

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	ADTRAN Inc.	361,838	5,344
*	SMART Global Holdings Inc.	127,947	4,815
	Comtech Telecommunications Corp.	224,130	4,637
*	PC Connection Inc.	87,794	4,152
*	DSP Group Inc.	231,046	3,833
*	CalAmp Corp.	362,784	3,599
*	Applied Optoelectronics Inc.	260,767	2,219
	Bel Fuse Inc. Class B	113,343	1,703
	Daktronics Inc.	234,709	1,098
	BM Technologies Inc.	31,757	446
			1,099,489
Materials (5.9%)
	Cleveland-Cliffs Inc.	3,668,216	53,409
	Balchem Corp.	265,040	30,538
	Quaker Chemical Corp.	111,900	28,354
*	Livent Corp.	1,328,878	25,036
	HB Fuller Co.	439,608	22,807
*	Arconic Corp.	761,497	22,693
	Stepan Co.	167,166	19,946
	Trinseo SA	376,211	19,266
	Innospec Inc.	211,790	19,216
*	Allegheny Technologies Inc.	1,015,541	17,031
	Boise Cascade Co.	347,482	16,610
	Kaiser Aluminum Corp.	143,350	14,177
	Materion Corp.	178,538	11,376
	Schweitzer-Mauduit International Inc.	271,229	10,906
*	Ferro Corp.	725,268	10,611
*	GCP Applied Technologies Inc.	416,318	9,846
	Warrior Met Coal Inc.	449,413	9,581
*	Kraton Corp.	312,672	8,689
*	Century Aluminum Co.	621,577	6,856
	Carpenter Technology Corp.	235,361	6,854
*	Koppers Holdings Inc.	214,113	6,672
*	Clearwater Paper Corp.	155,957	5,887
	Myers Industries Inc.	282,940	5,880
	Hawkins Inc.	100,111	5,237
*	AdvanSix Inc.	251,748	5,032
	Neenah Inc.	81,080	4,485
	Glatfelter Corp.	269,528	4,415
	Tredegar Corp.	258,645	4,319
	American Vanguard Corp.	268,629	4,169
*	US Concrete Inc.	100,553	4,019
	Mercer International Inc.	367,863	3,771
	FutureFuel Corp.	271,152	3,444
*	Rayonier Advanced Materials Inc.	476,097	3,104
*	TimkenSteel Corp.	577,614	2,697
	Haynes International Inc.	87,066	2,076
		Shares	Market Value• ($000)
	Olympic Steel Inc.	119,973	1,599
	SunCoke Energy Inc.	229,627	999
			431,607
Other (0.0%)
*,1	Lantheus Holdings Inc. CVR	933,227	—
Real Estate (7.6%)
	Innovative Industrial Properties Inc.	177,000	32,414
	Agree Realty Corp.	426,531	28,398
	Lexington Realty Trust	2,083,796	22,130
	Uniti Group Inc.	1,830,811	21,475
	CareTrust REIT Inc.	852,382	18,906
	National Storage Affiliates Trust	520,052	18,738
	Four Corners Property Trust Inc.	608,448	18,114
	Essential Properties Realty Trust Inc.	850,200	18,024
	Retail Properties of America Inc. Class A	1,979,273	16,943
	Brandywine Realty Trust	1,351,159	16,092
	Washington REIT	701,478	15,173
*	Realogy Holdings Corp.	1,134,214	14,881
	Retail Opportunity Investments Corp.	1,107,701	14,832
	Easterly Government Properties Inc.	619,577	14,033
	LTC Properties Inc.	351,809	13,689
	Global Net Lease Inc.	792,001	13,575
	Industrial Logistics Properties Trust	577,340	13,446
	SITE Centers Corp.	1,316,404	13,322
	American Assets Trust Inc.	419,156	12,105
	Kite Realty Group Trust	783,951	11,728
	Independence Realty Trust Inc.	805,952	10,824
*	DiamondRock Hospitality Co.	1,246,693	10,285
	Office Properties Income Trust	451,948	10,268
	iStar Inc.	674,100	10,010
	Diversified Healthcare Trust	2,334,683	9,619
	Summit Hotel Properties Inc.	1,052,483	9,483
	GEO Group Inc.	1,030,588	9,131
	Xenia Hotels & Resorts Inc.	598,052	9,090
	Mack-Cali Realty Corp.	720,375	8,976
	Tanger Factory Outlet Centers Inc.	887,477	8,839
	Community Healthcare Trust Inc.	183,000	8,621

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	NexPoint Residential Trust Inc.	202,383	8,563
	Alexander & Baldwin Inc.	494,892	8,502
	Getty Realty Corp.	305,957	8,426
	Safehold Inc.	113,073	8,197
	St. Joe Co.	189,054	8,025
	Centerspace	103,500	7,311
	Universal Health Realty Income Trust	112,547	7,233
	Chatham Lodging Trust	538,407	5,815
	Hersha Hospitality Trust Class A	729,717	5,758
	RE/MAX Holdings Inc. Class A	158,378	5,754
	Acadia Realty Trust	399,964	5,676
*	Marcus & Millichap Inc.	152,390	5,674
	Franklin Street Properties Corp.	1,212,700	5,300
	Armada Hoffler Properties Inc.	441,103	4,949
	RPT Realty	493,457	4,268
	Urstadt Biddle Properties Inc. Class A	184,948	2,613
	Whitestone REIT	231,556	1,846
	Saul Centers Inc.	53,434	1,693
	CoreCivic Inc.	248,365	1,627
			560,394
Utilities (1.5%)
	American States Water Co.	315,121	25,055
	Avista Corp.	599,477	24,063
	California Water Service Group	419,875	22,686
	South Jersey Industries Inc.	877,302	18,906
	Northwest Natural Holding Co.	260,800	11,994
	Chesapeake Utilities Corp.	89,100	9,642
			112,346
Total Common Stocks (Cost $4,318,290)			7,305,963
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2] Vanguard Market Liquidity Fund, 0.111%	150,084	15,009
	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury Bill, 0.116%, 2/16/21	539	539
Total Temporary Cash Investments (Cost $15,548)		15,548
Total Investments (99.8%) (Cost $4,333,838)		7,321,511
Other Assets and Liabilities—Net (0.2%)		13,271
Net Assets (100%)		7,334,782
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $539,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	240	23,698	723
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,318,829)	7,306,502
Affiliated Issuers (Cost $15,009)	15,009
Total Investments in Securities	7,321,511
Investment in Vanguard	268
Cash Collateral Pledged—Futures Contracts	908
Receivables for Investment Securities Sold	4,173
Receivables for Accrued Income	8,438
Receivables for Capital Shares Issued	3,095
Total Assets	7,338,393
Liabilities
Payables for Investment Securities Purchased	458
Payables for Capital Shares Redeemed	2,786
Payables to Vanguard	347
Variation Margin Payable—Futures Contracts	20
Total Liabilities	3,611
Net Assets	7,334,782
At December 31, 2020, net assets consisted of:

Paid-in Capital	5,306,401
Total Distributable Earnings (Loss)	2,028,381
Net Assets	7,334,782

Admiral Shares—Net Assets
Applicable to 90,022,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,689,034
Net Asset Value Per Share—Admiral Shares	$74.30

Institutional Shares—Net Assets
Applicable to 8,671,015 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	645,748
Net Asset Value Per Share—Institutional Shares	$74.47
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	88,401
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	5
Interest—Affiliated Issuers	69
Total Income	88,475
Expenses
The Vanguard Group—Note B
Investment Advisory Services	896
Management and Administrative—Admiral Shares	3,742
Management and Administrative—Institutional Shares	214
Marketing and Distribution—Admiral Shares	270
Marketing and Distribution—Institutional Shares	10
Custodian Fees	26
Auditing Fees	32
Shareholders’ Reports—Admiral Shares	46
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	4
Total Expenses	5,243
Net Investment Income	83,232
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	(158,133)
Investment Securities Sold—Affiliated Issuers	(66,264)
Futures Contracts	7,940
Realized Net Gain (Loss)	(216,457)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	758,432
Investment Securities—Affiliated Issuers	4,488
Futures Contracts	666
Change in Unrealized Appreciation (Depreciation)	763,586
Net Increase (Decrease) in Net Assets Resulting from Operations	630,361
1	Includes $298,595,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,232	80,873
Realized Net Gain (Loss)	(216,457)	145,349
Change in Unrealized Appreciation (Depreciation)	763,586	1,119,748
Net Increase (Decrease) in Net Assets Resulting from Operations	630,361	1,345,970
Distributions[1]
Admiral Shares	(73,881)	(74,592)
Institutional Shares	(7,189)	(6,814)
Total Distributions	(81,070)	(81,406)
Capital Share Transactions
Admiral Shares	(307,848)	41,266
Institutional Shares	(5,978)	16,943
Net Increase (Decrease) from Capital Share Transactions	(313,826)	58,209
Total Increase (Decrease)	235,465	1,322,773
Net Assets
Beginning of Period	7,099,317	5,776,544
End of Period	7,334,782	7,099,317
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$67.84	$55.70	$61.63	$55.16	$44.37
Investment Operations
Net Investment Income	.819[1]	.772[1]	.737[1]	.666[1]	.558
Net Realized and Unrealized Gain (Loss) on Investments	6.451	12.146	(5.965)	6.486	10.788
Total from Investment Operations	7.270	12.918	(5.228)	7.152	11.346
Distributions
Dividends from Net Investment Income	(.810)	(.778)	(.702)	(.664)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	—	(.018)	—
Total Distributions	(.810)	(.778)	(.702)	(.682)	(.556)
Net Asset Value, End of Period	$74.30	$67.84	$55.70	$61.63	$55.16
Total Return[2]	11.05%	23.28%	-8.62%	13.05%	25.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,689	$6,506	$5,304	$5,428	$4,671
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.23%	1.13%	1.17%	1.19%
Portfolio Turnover Rate[3]	31%	53%	29%	37%	45%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$67.99	$55.83	$61.77	$55.29	$44.47
Investment Operations
Net Investment Income	.844[1]	.794[1]	.755[1]	.693[1]	.572
Net Realized and Unrealized Gain (Loss) on Investments	6.466	12.164	(5.972)	6.488	10.818
Total from Investment Operations	7.310	12.958	(5.217)	7.181	11.390
Distributions
Dividends from Net Investment Income	(.830)	(.798)	(.723)	(.683)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	—	(.018)	—
Total Distributions	(.830)	(.798)	(.723)	(.701)	(.570)
Net Asset Value, End of Period	$74.47	$67.99	$55.83	$61.77	$55.29
Total Return	11.10%	23.30%	-8.59%	13.08%	25.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$646	$593	$473	$492	$379
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.26%	1.16%	1.20%	1.22%
Portfolio Turnover Rate[2]	31%	53%	29%	37%	45%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Small-Cap Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Tax-Managed Small-Cap Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $268,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,305,517	446	—	7,305,963
Temporary Cash Investments	15,009	539	—	15,548
Total	7,320,526	985	—	7,321,511

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20	—	—	20
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

Tax-Managed Small-Cap Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	298,595
Total Distributable Earnings (Loss)	(298,595)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,442
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(949,130)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,976,069
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	81,070	81,406
Long-Term Capital Gains	—	—
Total	81,070	81,406
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,345,442
Gross Unrealized Appreciation	3,119,615
Gross Unrealized Depreciation	(143,546)
Net Unrealized Appreciation (Depreciation)	2,976,069

Tax-Managed Small-Cap Fund
E.	During the year ended December 31, 2020, the fund purchased $2,020,243,000 of investment securities and sold $2,341,836,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $474,951,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,131,338	20,286	1,173,529	18,603
Issued in Lieu of Cash Distributions	52,404	905	55,426	865
Redeemed	(1,491,590)	(27,073)	(1,187,689)	(18,781)
Net Increase (Decrease)—Admiral Shares	(307,848)	(5,882)	41,266	687
Institutional Shares
Issued	66,229	1,208	46,891	735
Issued in Lieu of Cash Distributions	4,490	77	4,214	66
Redeemed	(76,697)	(1,343)	(34,162)	(540)
Net Increase (Decrease)—Institutional Shares	(5,978)	(58)	16,943	261
G.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2020 Market Value ($000)
Vanguard Market Liquidity Fund	6,697	NA1	NA1	10	—	69	—	15,009
Vanguard Real Estate ETF	324,765	288,967	551,946	(66,274)	4,488	—	—	—
Total	331,462	288,967	551,946	(66,264)	4,488	69	—	15,009
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Tax-Managed Funds
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The Tax-Managed Balanced Fund designates 62% of its income dividends as exempt-interest dividends.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Tax-Managed Balanced Fund	42,413
Tax-Managed Capital Appreciation Fund	186,056
Tax-Managed Small-Cap Fund	69,972
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Tax-Managed Balanced Fund	1,402
Tax-Managed Capital Appreciation Fund	—
Tax-Managed Small-Cap Fund	9,769
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Tax-Managed Balanced Fund	93.3%
Tax-Managed Capital Appreciation Fund	99.3
Tax-Managed Small-Cap Fund	83.6

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1–15 Year Municipal Bond Index (the Index or Bloomberg Barclays Index).
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Tax-Managed Balanced Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Tax-Managed Balanced Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Tax-Managed Balanced Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Tax-Managed Balanced Fund or the owners of the Tax-Managed Balanced Fund.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Tax-Managed Balanced Fund. Investors acquire the Tax-Managed Balanced Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Tax-Managed Balanced Fund. The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Tax-Managed Balanced Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Tax-Managed Balanced Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Tax-Managed Balanced Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Tax-Managed Balanced Fund.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TAX-MANAGED BALANCED FUND.
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Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1030 022021

Annual Report | December 31, 2020

Vanguard Developed Markets Index Fund

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    Vanguard Developed Markets Index Fund’s returns for the 12 months ended December 31, 2020, ranged from 10.11% for Investor Shares to 10.29% for ETF Shares. The fund’s benchmark, the FTSE Developed All Cap ex US Index, returned 10.00%.

•    The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn’t possible were hit hard. Stocks initially plummeted as infections surged, but they finished the year significantly higher. The gain was thanks in part to rapid and robust monetary and fiscal action by policymakers and the rollout of COVID-19 vaccines as the year drew to a close.

•    The technology and industrial sectors contributed the most to results, while financials detracted.

•    Over the past decade, the fund recorded an average annual return of almost 6%, in line with its benchmark index.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds

Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%

Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended December 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2020	12/31/2020	Period
Based on Actual Fund Return

Investor Shares	$1,000.00	$1,234.59	$0.90

FTSE Developed Markets ETF Shares	1,000.00	1,235.69	0.28

Admiral™ Shares	1,000.00	1,235.57	0.39

Institutional Shares	1,000.00	1,235.34	0.28

Institutional Plus Shares	1,000.00	1,235.64	0.22

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.33	$0.81
FTSE Developed Markets ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.78	0.36
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.94	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Developed Markets ETF Shares Net Asset Value	10.29%	8.34%	5.93%	$17,783

FTSE Developed Markets ETF Shares Market Price	9.81	8.30	5.86	17,669
Spliced Developed ex US Index	10.00	8.18	5.92	17,779
FTSE Global All Cap ex US Index	11.24	9.07	5.22	16,638

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/19/2013)	Investment

Developed Markets Index Fund Investor Shares	10.11%	8.21%	5.33%	$14,404
Spliced Developed ex US Index	10.00	8.18	5.43	14,504
FTSE Global All Cap ex US Index	11.24	9.07	5.61	14,678

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

4

Developed Markets Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Developed Markets Index Fund Admiral Shares	10.26%	8.31%	5.92%	$17,773
Spliced Developed ex US Index	10.00	8.18	5.92	17,779
FTSE Global All Cap ex US Index	11.24	9.07	5.22	16,638

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Developed Markets Index Fund Institutional Shares	10.27%	8.34%	5.93%	$8,898,778
Spliced Developed ex US Index	10.00	8.18	5.92	8,889,303
FTSE Global All Cap ex US Index	11.24	9.07	5.22	8,319,198

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(4/1/2014)	Investment

Developed Markets Index Fund Institutional Plus Shares	10.27%	8.35%	5.00%	$139,044,784
Spliced Developed ex US Index	10.00	8.18	5.02	139,208,918
FTSE Global All Cap ex US Index	11.24	9.07	5.20	140,784,065

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020

	One	Five	Ten
	Year	Years	Years
FTSE Developed Markets ETF Shares Market Price	9.81%	48.96%	76.69%

FTSE Developed Markets ETF Shares Net Asset Value	10.29	49.25	77.83
Spliced Developed ex US Index	10.00	48.14	77.79

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

5

Developed Markets Index Fund

Fund Allocation

As of December 31, 2020

Basic Materials	7.7%

Consumer Discretionary	14.2

Consumer Staples	8.4

Energy	4.1

Financials	16.8

Health Care	11.1

Industrials	16.7

Real Estate	3.7

Technology	10.3

Telecommunications	3.4

Utilities	3.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

6

Developed Markets Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of December 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	Australia
	Commonwealth Bank of Australia	11,335,622	720,516	0.5%
	CSL Ltd.	2,901,422	633,940	0.5%
	BHP Group Ltd.	18,863,138	616,345	0.4%
§,1	Australia—Other †		6,917,560	5.0%

			8,888,361	6.4%

	[1]Austria †		333,750	0.2%

	Belgium †		1,281,135	0.9%

	Canada
*	Shopify Inc. Class A (XTSE)	696,027	785,933	0.6%
	Royal Bank of Canada	9,114,039	748,871	0.5%
	Toronto-Dominion Bank	11,572,507	653,857	0.5%
	Canadian National Railway Co.	4,551,131	500,342	0.4%
	Bank of Nova Scotia	7,738,394	418,259	0.3%
	Enbridge Inc. (XTSE)	12,867,383	411,526	0.3%
[1]	Canada—Other †		8,060,338	5.8%

			11,579,126	8.4%
	Denmark
	Novo Nordisk A/S Class B	10,333,233	720,838	0.5%
[1]	Denmark—Other †		2,045,040	1.5%

			2,765,878	2.0%

	Finland †		1,554,610	1.1%
	France
	LVMH Moet Hennessy Louis Vuitton SE	1,593,770	997,708	0.7%
	Sanofi	6,969,109	675,471	0.5%

7

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	TOTAL SE	15,519,696	669,869	0.5%
	Schneider Electric SE	3,364,207	486,223	0.3%
*	Airbus SE	3,547,314	389,300	0.3%
§,1	France—Other †		8,010,439	5.8%

			11,229,010	8.1%
Germany
	SAP SE	7,180,804	930,055	0.7%
	Siemens AG	4,892,189	704,707	0.5%
	Allianz SE	2,658,199	653,052	0.5%
	BASF SE	5,856,342	462,904	0.3%
*	adidas AG	1,231,208	447,922	0.3%
[1]	Germany—Other †		7,207,051	5.2%

			10,405,691	7.5%
Hong Kong
	AIA Group Ltd.	77,418,877	943,436	0.7%
	Hong Kong Exchanges & Clearing Ltd.	8,120,878	445,444	0.3%
§,1	Hong Kong—Other †		2,485,366	1.8%

			3,874,246	2.8%

§Ireland †			320,069	0.2%

Israel †			653,137	0.5%

Italy
	Enel SPA	49,734,249	506,036	0.4%
[1]	Italy—Other †		2,351,417	1.7%

			2,857,453	2.1%
Japan
	Toyota Motor Corp.	15,735,270	1,214,293	0.9%
	Sony Corp.	7,890,784	795,139	0.6%
	SoftBank Group Corp.	9,303,966	722,314	0.5%
	Keyence Corp.	1,152,374	648,230	0.5%
	Shin-Etsu Chemical Co. Ltd.	2,541,924	446,148	0.3%
	Nintendo Co. Ltd.	681,865	437,717	0.3%
	Daiichi Sankyo Co. Ltd.	12,198,592	418,048	0.3%
	Daikin Industries Ltd.	1,695,123	377,109	0.3%
	Chugai Pharmaceutical Co. Ltd.	4,158,609	221,883	0.1%
	Japan—Other †		25,496,393	18.4%

			30,777,274	22.2%
Netherlands
	ASML Holding NV	2,553,323	1,236,268	0.9%
*,1	Adyen NV	171,276	397,969	0.3%
[1]	Netherlands—Other †		2,733,186	2.0%

			4,367,423	3.2%

New Zealand †			525,034	0.4%

[1]Norway †			966,074	0.7%

[1]Poland †			387,139	0.3%

Portugal †			241,107	0.2%

8

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
§Singapore †			1,384,973	1.0%

South Korea
	Samsung Electronics Co. Ltd.	29,090,533	2,172,351	1.6%
	Samsung Electronics Co. Ltd. Preference Shares	4,476,062	303,642	0.2%
[1]	Samsung Electronics Co. Ltd. GDR	69,460	126,333	0.1%
§,1	South Korea—Other †		5,127,858	3.7%

			7,730,184	5.6%
Spain
*	Iberdrola SA	37,981,510	545,809	0.4%
[1]	Spain—Other †		2,224,789	1.6%

			2,770,598	2.0%

[1]Sweden †			4,310,724	3.1%

Switzerland
	Nestle SA	17,828,756	2,107,561	1.5%
	Roche Holding AG	4,454,928	1,551,645	1.1%
	Novartis AG	13,751,476	1,294,811	0.9%
	Zurich Insurance Group AG	953,618	401,875	0.3%
	Roche Holding AG (Bearer)	170,436	59,641	0.1%
[1]	Switzerland—Other †		5,050,778	3.7%

			10,466,311	7.6%
United Kingdom
	AstraZeneca plc	8,401,800	837,773	0.6%
*	HSBC Holdings plc	130,397,669	673,537	0.5%
	Diageo plc	14,678,097	580,795	0.4%
	GlaxoSmithKline plc	31,541,225	577,141	0.4%
	Unilever plc (XAMS)	9,376,176	567,741	0.4%
	British American Tobacco plc	14,245,910	529,050	0.4%
	Rio Tinto plc	6,947,518	522,962	0.4%
	Royal Dutch Shell plc Class A	26,219,024	459,788	0.3%
	BP plc	126,902,418	437,908	0.3%
	Unilever plc (XLON)	6,891,693	413,321	0.3%
	Royal Dutch Shell plc Class B	23,782,136	403,077	0.3%
§,1	United Kingdom—Other †		11,216,949	8.1%

			17,220,042	12.4%

Total Common Stocks (Cost $109,834,055)			136,889,349	98.9%

9

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	25,639,844	2,563,985	1.9%

4U.S. Government and Agency Obligations †			42,874	0.0%
Total Temporary Cash Investments (Cost $2,606,267)			2,606,859	1.9%
[5]Total Investments (Cost $112,440,322)			139,496,208	100.8%
Other Assets and Liabilities—Net			(1,110,699)	(0.8%)
Net Assets			138,385,509	100.0%
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $3,291,835,000, representing 2.4% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $1,709,320,000 was received for securities on loan.

4	Securities with a value of $42,874,000 have been segregated as initial margin for open futures contracts.

5	The total value of securities on loan is $1,618,877,000.

GDR—Global Depositary Receipt.

10

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
				Number of			Unrealized
				Long (Short)		Notional	Appreciation
			Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index			March 2021		11,410	494,838	4,705
Topix Index			March 2021		2,386	416,981	12,029
FTSE 100 Index			March 2021		2,328	204,384	(2,584)
S&P TSX 60 Index			March 2021		1,180	190,762	(1,839)
S&P ASX 200 Index			March 2021		1,336	168,326	(1,863)
E-mini S&P 500 Index			March 2021		188	35,239	7
							10,455
Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement		Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	1/14/21	EUR	503,083	USD	595,323	19,486	—
Morgan Stanley Capital Services LLC	1/14/21	JPY	41,943,690	USD	401,715	4,571	—
Royal Bank of Canada	1/14/21	AUD	244,468	USD	177,973	10,529	—
Goldman Sachs International	1/14/21	CAD	219,898	USD	164,034	8,730	—
Goldman Sachs International	1/14/21	GBP	121,265	USD	155,944	9,903	—
JPMorgan Chase Bank, N.A.	1/14/21	EUR	117,858	USD	139,982	4,050	—
Toronto-Dominion Bank	1/14/21	JPY	13,227,395	USD	126,904	1,222	—
JPMorgan Chase Bank, N.A.	1/14/21	JPY	7,229,957	USD	69,712	321	—
BNP Paribas	1/14/21	JPY	5,670,290	USD	54,038	888	—
Royal Bank of Canada	1/14/21	JPY	3,442,139	USD	33,345	—	(3)
Citibank, N.A.	1/14/21	CAD	38,981	USD	29,852	774	—
Royal Bank of Canada	1/14/21	CAD	35,623	USD	27,157	831	—
Morgan Stanley Capital Services LLC	1/14/21	KRW	27,356,500	USD	25,248	—	(62)
Royal Bank of Canada	1/14/21	EUR	20,046	USD	23,853	644	—
Royal Bank of Canada	1/14/21	GBP	15,517	USD	20,548	673	—
Standard Chartered Bank	1/14/21	EUR	14,250	USD	16,991	424	—
Citibank, N.A.	1/14/21	GBP	12,727	USD	16,419	987	—
State Street Bank & Trust Co.	1/14/21	CAD	20,555	USD	15,846	303	—
HSBC Bank USA, N.A.	1/14/21	JPY	1,372,693	USD	13,170	126	—
Citibank, N.A.	1/14/21	AUD	16,625	USD	12,146	673	—
JPMorgan Chase Bank, N.A.	1/14/21	GBP	7,232	USD	9,652	240	—

11

Developed Markets Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
Settlement		Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	1/14/21	AUD	9,915	USD	7,101	544	—
Morgan Stanley Capital Services LLC	1/14/21	EUR	5,022	USD	5,907	231	—
Bank of America, N.A.	1/14/21	AUD	7,555	USD	5,398	427	—
Morgan Stanley Capital Services LLC	1/14/21	CAD	5,857	USD	4,459	143	—
BNP Paribas	1/14/21	GBP	1,876	USD	2,429	137	—
BNP Paribas	1/14/21	CAD	2,710	USD	2,065	64	—
BNP Paribas	1/14/21	AUD	2,468	USD	1,741	162	—
BNP Paribas	1/14/21	SGD	1,000	USD	733	23	—
BNP Paribas	1/14/21	USD	205,084	JPY	21,585,557	—	(4,003)
Bank of America, N.A.	1/14/21	USD	151,455	CHF	139,865	—	(6,601)
Toronto-Dominion Bank	1/14/21	USD	147,611	EUR	124,273	—	(4,261)
Royal Bank of Canada	1/14/21	USD	69,827	EUR	56,959	219	—
JPMorgan Chase Bank, N.A.	1/14/21	USD	56,663	EUR	48,602	—	(2,733)
Royal Bank of Canada	1/14/21	USD	46,749	JPY	4,879,417	—	(515)
JPMorgan Chase Bank, N.A.	1/14/21	USD	36,039	JPY	3,800,000	—	(770)
Royal Bank of Canada	1/14/21	USD	33,041	CAD	42,476	—	(330)
Royal Bank of Canada	1/14/21	USD	23,681	AUD	32,453	—	(1,343)
HSBC Bank USA, N.A.	1/14/21	USD	23,344	KRW	27,356,500	—	(1,843)
UBS AG	1/14/21	USD	20,087	GBP	15,076	—	(532)
HSBC Bank USA, N.A.	1/14/21	USD	19,657	EUR	16,749	—	(812)
State Street Bank & Trust Co.	1/14/21	USD	19,287	JPY	2,023,495	—	(314)
Toronto-Dominion Bank	1/14/21	USD	18,998	CAD	25,064	—	(694)
Royal Bank of Canada	1/14/21	USD	14,957	GBP	11,076	—	(191)
Citibank, N.A.	1/14/21	USD	12,716	DKK	81,202	—	(617)
BNP Paribas	1/14/21	USD	12,188	EUR	10,417	—	(543)
UBS AG	1/14/21	USD	11,197	JPY	1,172,049	—	(155)
State Street Bank & Trust Co.	1/14/21	USD	10,402	AUD	14,270	—	(601)
Royal Bank of Canada	1/14/21	USD	8,276	CHF	7,307	18	—
BNP Paribas	1/14/21	USD	5,143	GBP	4,004	—	(333)
BNP Paribas	1/14/21	USD	4,449	CAD	5,949	—	(225)
Bank of America, N.A.	1/14/21	USD	4,205	CAD	5,593	—	(189)
BNP Paribas	1/14/21	USD	3,889	AUD	5,498	—	(350)
BNP Paribas	4/14/21	USD	2,876	EUR	2,353	—	(5)
BNP Paribas	4/14/21	USD	2,244	JPY	231,790	—	(4)
Bank of America, N.A.	1/14/21	USD	1,821	HKD	14,121	—	(1)

12

Developed Markets Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	1/14/21	USD	1,602	CAD	2,126	—	(68)
Bank of America, N.A.	1/14/21	USD	1,138	SEK	10,330	—	(118)
BNP Paribas	4/14/21	USD	1,137	CAD	1,448	—	(1)
BNP Paribas	4/14/21	USD	1,135	GBP	841	—	(15)
BNP Paribas	4/14/21	USD	877	AUD	1,157	—	(16)
						67,343	(28,248)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

JPY—Japanese yen.

KRW—Korean won.

SEK—Swedish krona.

SGD—Singapore dollar.

USD—U.S. dollar.

At December 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $40,858,000 and cash of $16,400,000 in connection with open forward currency contracts. After December 31, 2020, the counterparties posted additional collateral of $3,452,000 in connection with open forward currency contracts as of December 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $109,876,928)	136,932,223
Affiliated Issuers (Cost $2,563,394)	2,563,985
Total Investments in Securities	139,496,208
Investment in Vanguard	5,193
Cash Collateral Pledged—Futures Contracts	82,948
Cash Collateral Pledged—Forward Currency Contracts	14,770
Foreign Currency, at Value (Cost $69,302)	69,897
Receivables for Investment Securities Sold	60,440
Receivables for Accrued Income	380,648
Receivables for Capital Shares Issued	108,829
Variation Margin Receivable—Futures Contracts	7
Unrealized Appreciation—Forward Currency Contracts	67,343
Total Assets	140,286,283
Liabilities
Due to Custodian	10,745
Payables for Investment Securities Purchased	35,662
Collateral for Securities on Loan	1,709,320
Payables for Capital Shares Redeemed	99,571
Payables to Vanguard	3,883
Variation Margin Payable—Futures Contracts	13,345
Unrealized Depreciation—Forward Currency Contracts	28,248
Total Liabilities	1,900,774
Net Assets	138,385,509

14

Developed Markets Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	115,015,781
Total Distributable Earnings (Loss)	23,369,728
Net Assets	138,385,509

Investor Shares—Net Assets
Applicable to 4,172,141 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,193

Net Asset Value Per Share—Investor Shares	$11.79

ETF Shares—Net Assets
Applicable to 1,849,090,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	87,578,426

Net Asset Value Per Share—ETF Shares	$47.36

Admiral Shares—Net Assets
Applicable to 1,392,748,082 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,206,938

Net Asset Value Per Share—Admiral Shares	$15.23

Institutional Shares—Net Assets
Applicable to 919,478,447 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,019,693

Net Asset Value Per Share—Institutional Shares	$15.25

Institutional Plus Shares—Net Assets
Applicable to 651,690,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,531,259

Net Asset Value Per Share—Institutional Plus Shares	$23.83

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Dividends[1]	2,848,005
Interest[2]	4,976
Securities Lending—Net	57,990
Total Income	2,910,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,618
Management and Administrative—Investor Shares	66
Management and Administrative—ETF Shares	28,318
Management and Administrative—Admiral Shares	10,461
Management and Administrative—Institutional Shares	4,770
Management and Administrative—Institutional Plus Shares	4,268
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	2,372
Marketing and Distribution—Admiral Shares	1,059
Marketing and Distribution—Institutional Shares	363
Marketing and Distribution—Institutional Plus Shares	179
Custodian Fees	3,498
Auditing Fees	59
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,749
Shareholders’ Reports—Admiral Shares	177
Shareholders’ Reports—Institutional Shares	60
Shareholders’ Reports—Institutional Plus Shares	47
Trustees’ Fees and Expenses	63
Total Expenses	61,133
Net Investment Income	2,849,838
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	117,234
Futures Contracts	46,311
Swap Contracts	1,159
Forward Currency Contracts	32,463
Foreign Currencies	20,636
Realized Net Gain (Loss)	217,803

16

Developed Markets Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	9,258,622
Futures Contracts	15,596
Forward Currency Contracts	37,480
Foreign Currencies	15,884
Change in Unrealized Appreciation (Depreciation)	9,327,582
Net Increase (Decrease) in Net Assets Resulting from Operations	12,395,223
[1]	Dividends are net of foreign withholding taxes of $287,750,000.

[2]	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,512,000, $101,000, and $275,000, respectively. Purchases and sales are for temporary cash investment purposes.

[3]	Includes $1,049,142,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,849,838	3,542,323
Realized Net Gain (Loss)	217,803	406,853
Change in Unrealized Appreciation (Depreciation)	9,327,582	18,361,861
Net Increase (Decrease) in Net Assets Resulting from Operations	12,395,223	22,311,037
Distributions[1]
Investor Shares	(1,037)	(10,790)
ETF Shares	(1,769,743)	(2,348,574)
Admiral Shares	(431,441)	(582,985)
Institutional Shares	(284,063)	(382,469)
Institutional Plus Shares	(317,398)	(383,483)
Total Distributions	(2,803,682)	(3,708,301)
Capital Share Transactions
Investor Shares	(13,254)	(756,257)
ETF Shares	3,023,570	1,759,759
Admiral Shares	(355,665)	2,025,678
Institutional Shares	474,063	158,120
Institutional Plus Shares	470,744	2,699,458
Net Increase (Decrease) from Capital Share Transactions	3,599,458	5,886,758
Total Increase (Decrease)	13,190,999	24,489,494
Net Assets
Beginning of Period	125,194,510	100,705,016
End of Period	138,385,509	125,194,510

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.95	$9.26	$11.16	$9.09	$9.15
Investment Operations
Net Investment Income	.235[1]	.361[1]	.312[1]	.284[1]	.262
Net Realized and Unrealized Gain (Loss)
on Investments	.834	1.651	(1.914)	2.086	(.054)
Total from Investment Operations	1.069	2.012	(1.602)	2.370	.208
Distributions
Dividends from Net Investment Income	(.229)	(.322)	(.298)	(.300)	(.268)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.229)	(.322)	(.298)	(.300)	(.268)
Net Asset Value, End of Period	$11.79	$10.95	$9.26	$11.16	$9.09

Total Return[2]	10.11%	21.96%	-14.56%	26.31%	2.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49	$59	$731	$950	$875
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.34%	3.56%	2.89%	2.71%	3.00%
Portfolio Turnover Rate[3]	3%	2%	3%	3%	11%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

 19

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$43.98	$37.20	$44.83	$36.51	$36.75
Investment Operations
Net Investment Income	.982[1]	1.289[1]	1.291[1]	1.166[1]	1.090
Net Realized and Unrealized Gain (Loss)
on Investments	3.363	6.831	(7.677)	8.397	(.216)
Total from Investment Operations	4.345	8.120	(6.386)	9.563	.874
Distributions
Dividends from Net Investment Income	(.965)	(1.340)	(1.244)	(1.243)	(1.114)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.965)	(1.340)	(1.244)	(1.243)	(1.114)
Net Asset Value, End of Period	$47.36	$43.98	$37.20	$44.83	$36.51

Total Return	10.29%	22.08%	-14.47%	26.44%	2.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87,578	$78,752	$65,139	$68,406	$40,243
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.43%	3.13%	3.00%	2.81%	3.10%
Portfolio Turnover Rate[2]	3%	2%	3%	3%	11%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

 20

Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.14	$11.96	$14.41	$11.74	$11.82
Investment Operations
Net Investment Income	.313[1]	.410[1]	.412[1]	.375[1]	.350
Net Realized and Unrealized Gain (Loss)
on Investments	1.085	2.198	(2.464)	2.695	(.071)
Total from Investment Operations	1.398	2.608	(2.052)	3.070	.279
Distributions
Dividends from Net Investment Income	(.308)	(.428)	(.398)	(.400)	(.359)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.308)	(.428)	(.398)	(.400)	(.359)
Net Asset Value, End of Period	$15.23	$14.14	$11.96	$14.41	$11.74

Total Return[2]	10.26%	22.05%	-14.46%	26.40%	2.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,207	$20,143	$15,209	$15,180	$9,702
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.41%	3.10%	2.98%	2.81%	3.10%
Portfolio Turnover Rate[3]	3%	2%	3%	3%	11%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

 21

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.16	$11.97	$14.43	$11.75	$11.83
Investment Operations
Net Investment Income	.315[1]	.417[1]	.416[1]	.379[1]	.352
Net Realized and Unrealized Gain (Loss)
on Investments	1.086	2.205	(2.475)	2.701	(.072)
Total from Investment Operations	1.401	2.622	(2.059)	3.080	.280
Distributions
Dividends from Net Investment Income	(.311)	(.432)	(.401)	(.400)	(.360)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.311)	(.432)	(.401)	(.400)	(.360)
Net Asset Value, End of Period	$15.25	$14.16	$11.97	$14.43	$11.75

Total Return	10.27%	22.14%	-14.49%	26.46%	2.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,020	$12,449	$10,361	$11,998	$9,092
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	2.42%	3.15%	3.00%	2.82%	3.11%
Portfolio Turnover Rate[2]	3%	2%	3%	3%	11%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

 22

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.13	$18.72	$22.56	$18.37	$18.49
Investment Operations
Net Investment Income	.495[1]	.647[1]	.643[1]	.597[1]	.552
Net Realized and Unrealized Gain (Loss)
on Investments	1.693	3.439	(3.855)	4.223	(.107)
Total from Investment Operations	2.188	4.086	(3.212)	4.820	.445
Distributions
Dividends from Net Investment Income	(0.488)	(.676)	(.628)	(.630)	(.565)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(0.488)	(.676)	(.628)	(.630)	(.565)
Net Asset Value, End of Period	$23.83	$22.13	$18.72	$22.56	$18.37

Total Return	10.27%	22.07%	-14.45%	26.49%	2.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,531	$13,790	$9,265	$10,102	$7,444
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.43%	3.12%	3.01%	2.83%	3.12%
Portfolio Turnover Rate[2]	3%	2%	3%	3%	11%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

 23

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with

 24

Developed Markets Index Fund

the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

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Developed Markets Index Fund

During the year ended December 31, 2020, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at December 31, 2020.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

 26

Developed Markets Index Fund

three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

 27

Developed Markets Index Fund

Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $5,193,000, representing less than 0.01% of the fund’s net assets and 2.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

 28

Developed Markets Index Fund

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	11,562,052	125,310,539	16,758	136,889,349
Temporary Cash Investments	2,563,985	42,874	—	2,606,859
Total	14,126,037	125,353,413	16,758	139,496,208
Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
Forward Currency Contracts	—	67,343	—	67,343
Total	7	67,343	—	67,350
Liabilities
Futures Contracts[1]	13,345	—	—	13,345
Forward Currency Contracts	—	28,248	—	28,248
Total	13,345	28,248	—	41,593
1	Represents variation margin on the last day of the reporting period.

 29

Developed Markets Index Fund

D. At December 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	7	—	7
Unrealized Appreciation—Forward Currency Contracts	—	67,343	67,343
Total Assets	7	67,343	67,350

Variation Margin Payable—Futures Contracts	13,345	—	13,345
Unrealized Depreciation—Forward Currency Contracts	—	28,248	28,248
Total Liabilities	13,345	28,248	41,593

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	46,311	—	46,311
Swap Contracts	1,159	—	1,159
Forward Currency Contracts	—	32,463	32,463
Realized Net Gain (Loss) on Derivatives	47,470	32,463	79,933

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	15,596	—	15,596
Forward Currency Contracts	—	37,480	37,480
Change in Unrealized Appreciation (Depreciation) on Derivatives	15,596	37,480	53,076

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,024,422
Total Distributable Earnings (Loss)	(1,024,422)

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Developed Markets Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	334,405
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,339,506)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	26,374,829

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	2,803,682	3,708,301
Long-Term Capital Gains	—	—
Total	2,803,682	3,708,301

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	113,148,396
Gross Unrealized Appreciation	42,127,861
Gross Unrealized Depreciation	(15,772,317)
Net Unrealized Appreciation (Depreciation)	26,355,544

F. During the year ended December 31, 2020, the fund purchased $10,186,907,000 of investment securities and sold $6,685,995,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,220,206,000 and $2,772,561,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

 31

Developed Markets Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,465	868	179,311	17,300
Issued in Lieu of Cash Distributions	1,037	103	9,838	970
Redeemed[1]	(22,756)	(2,213)	(945,406)	(91,817)
Net Increase (Decrease)—Investor Shares	(13,254)	(1,242)	(756,257)	(73,547)
ETF Shares
Issued	5,546,171	128,480	3,191,112	75,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,522,601)	(70,000)	(1,431,353)	(36,500)
Net Increase (Decrease)—ETF Shares	3,023,570	58,480	1,759,759	39,400
Admiral Shares
Issued[1]	5,693,782	462,836	5,494,696	416,279
Issued in Lieu of Cash Distributions	338,012	25,835	468,526	34,970
Redeemed	(6,387,459)	(520,543)	(3,937,544)	(298,516)
Net Increase (Decrease)—Admiral Shares	(355,665)	(31,872)	2,025,678	152,733
Institutional Shares
Issued	3,233,752	253,662	3,150,458	238,396
Issued in Lieu of Cash Distributions	257,784	19,654	349,841	26,090
Redeemed	(3,017,473)	(233,104)	(3,342,179)	(250,436)
Net Increase (Decrease)—Institutional Shares	474,063	40,212	158,120	14,050
Institutional Plus Shares
Issued	2,646,526	131,406	4,049,971	192,199
Issued in Lieu of Cash Distributions	301,006	14,700	364,062	17,328
Redeemed	(2,476,788)	(117,555)	(1,714,575)	(81,383)
Net Increase (Decrease)—Institutional Plus Shares	470,744	28,551	2,699,458	128,144
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 64,858,000 and 50,199,000 shares, respectively, in the amount of $668,306,000 from the conversion during the year ended December 31, 2019.

H. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

 33

Special 2020 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2020 is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,249,113,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $3,134,826,000 and foreign taxes paid of $277,661,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

© 2021 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q1270 022021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2020: $154,000
Fiscal Year Ended December 31, 2019: $160,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2020: $10,761,407
Fiscal Year Ended December 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2020: $2,915,863
Fiscal Year Ended December 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2020: $247,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2020: $115,000
Fiscal Year Ended December 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2020: $362,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (6.4%)
	Commonwealth Bank of Australia	11,335,622	720,516
	CSL Ltd.	2,901,422	633,940
	BHP Group Ltd.	18,863,138	616,345
	National Australia Bank Ltd.	21,065,556	367,254
	Westpac Banking Corp.	23,121,909	344,085
	Australia & New Zealand Banking Group Ltd.	18,156,523	318,613
	Wesfarmers Ltd.	7,246,686	281,658
	Woolworths Group Ltd.	8,086,972	245,120
	Macquarie Group Ltd.	2,093,807	223,492
	Rio Tinto Ltd.	2,376,665	209,008
	Transurban Group	17,496,291	184,373
	Fortescue Metals Group Ltd.	10,182,054	183,912
	Goodman Group	11,602,049	169,593
*	Afterpay Ltd.	1,406,742	127,881
	Amcor plc	10,020,122	118,991
	Coles Group Ltd.	8,120,329	113,453
	Woodside Petroleum Ltd.	6,103,225	107,085
	Newcrest Mining Ltd.	5,226,237	104,304
	Aristocrat Leisure Ltd.	4,083,370	98,046
*	Xero Ltd.	766,684	87,018
*	James Hardie Industries plc	2,829,472	83,857
	Brambles Ltd.	9,622,131	78,924
	Sonic Healthcare Ltd.	3,034,915	75,196
	Scentre Group	33,154,491	71,216
	ASX Ltd.	1,240,452	68,841
	Suncorp Group Ltd.	8,178,255	61,545
	Telstra Corp. Ltd.	26,616,033	61,127
	QBE Insurance Group Ltd.	9,304,381	60,650
	Cochlear Ltd.	409,095	59,693
	South32 Ltd.	30,991,405	59,230
	Insurance Australia Group Ltd.	15,593,569	56,590
	APA Group	7,543,323	56,126
	Santos Ltd.	11,308,585	54,764
	Ramsay Health Care Ltd.	1,117,215	53,683
	Mirvac Group	25,112,027	51,002
	Dexus	7,012,475	50,861
	Stockland	15,304,258	49,411
	SEEK Ltd.	2,223,863	48,758
	Northern Star Resources Ltd.	4,578,161	44,747
	Lendlease Corp. Ltd.	4,392,406	44,411
	BlueScope Steel Ltd.	3,211,285	43,368
	GPT Group	12,446,010	43,291
*	Sydney Airport	8,455,964	41,856
	Origin Energy Ltd.	11,227,526	41,220
	Medibank Pvt Ltd.	17,609,026	40,785
	Tabcorp Holdings Ltd.	13,272,669	39,961
	Evolution Mining Ltd.	10,246,980	39,434
	Oil Search Ltd.	13,266,194	38,020
	AGL Energy Ltd.	4,014,853	37,059
	REA Group Ltd.	320,310	36,691
	Magellan Financial Group Ltd.	872,792	36,150
	Ampol Ltd.	1,594,691	34,969
	Aurizon Holdings Ltd.	11,569,641	34,760
	Computershare Ltd.	3,074,662	34,600
	Charter Hall Group	2,962,659	33,646
	Treasury Wine Estates Ltd.	4,628,492	33,482
	Coca-Cola Amatil Ltd.	3,264,299	32,526
	Atlas Arteria Ltd.	6,130,287	30,826
	Orica Ltd.	2,586,068	30,246
	OZ Minerals Ltd.	2,062,488	30,130
	Boral Ltd.	7,791,890	29,833

1

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Vicinity Centres	24,013,212	29,692
*	NEXTDC Ltd.	2,889,069	27,262
	JB Hi-Fi Ltd.	721,696	27,096
	AMP Ltd.	22,055,119	26,504
	Domino’s Pizza Enterprises Ltd.	387,379	25,934
*	Saracen Mineral Holdings Ltd.	7,010,704	25,724
	Mineral Resources Ltd.	887,852	25,670
	Bendigo & Adelaide Bank Ltd.	3,405,236	24,532
	Alumina Ltd.	16,001,997	22,688
	ALS Ltd.	3,067,395	22,643
	Ansell Ltd.	820,488	21,933
*	Incitec Pivot Ltd.	12,397,925	21,808
	carsales.com Ltd.	1,389,955	21,469
	Challenger Ltd.	4,276,872	21,252
	Qube Holdings Ltd.	9,275,219	21,000
	IGO Ltd.	4,003,853	19,733
	Downer EDI Ltd.	4,458,502	18,320
	Altium Ltd.	695,431	18,262
	Worley Ltd.	2,049,638	18,104
*	Lynas Rare Earths Ltd.	5,743,270	17,696
	Breville Group Ltd.	891,774	17,552
*	Qantas Airways Ltd.	4,680,242	17,550
^	Bank of Queensland Ltd.	2,890,509	17,268
	Metcash Ltd.	6,533,533	17,043
	Nine Entertainment Co. Holdings Ltd.	9,346,227	16,732
	Steadfast Group Ltd.	5,413,850	16,659
	Crown Resorts Ltd.	2,232,874	16,618
	AusNet Services	11,741,149	15,913
	Reliance Worldwide Corp. Ltd.	5,061,526	15,849
	Cleanaway Waste Management Ltd.	8,727,782	15,798
	Beach Energy Ltd.	11,313,819	15,782
	Star Entertainment Grp Ltd.	5,445,177	15,455
	Seven Group Holdings Ltd.	841,450	15,195
	Link Administration Holdings Ltd.	3,286,320	14,040
	Harvey Norman Holdings Ltd.	3,808,772	13,764
^	IDP Education Ltd.	886,376	13,586
	Washington H Soul Pattinson & Co. Ltd.	580,484	13,503
	nib holdings Ltd.	2,934,062	13,463
	Iluka Resources Ltd.	2,662,306	13,369
	Appen Ltd.	694,044	13,251
	Shopping Centres Australasia Property Group	6,822,006	13,214
*	TPG Telecom Ltd.	2,345,660	13,028
	Bapcor Ltd.	2,163,444	13,010
	Eagers Automotive Ltd.	1,238,113	12,692
	WiseTech Global Ltd.	533,714	12,684
	CSR Ltd.	3,107,970	12,589
	Orora Ltd.	6,039,477	12,563
*	Vocus Group Ltd.	3,794,409	11,793
*	CIMIC Group Ltd.	611,683	11,506
*,^	Zip Co. Ltd.	2,745,741	11,295
*	PolyNovo Ltd.	3,735,528	11,189
*,^	Flight Centre Travel Group Ltd.	911,113	11,180
	IOOF Holdings Ltd.	4,056,685	11,000
	Sims Ltd.	1,055,838	10,918
	Healius Ltd.	3,689,623	10,586
	Charter Hall Long Wale REIT	2,947,792	10,564
	BWP Trust	3,081,608	10,501
	Waypoint REIT	4,967,493	10,453
	ARB Corp. Ltd.	426,453	10,145
*	Deterra Royalties Ltd.	2,709,224	10,026
	IRESS Ltd.	1,220,177	10,023
*	Champion Iron Ltd.	2,683,520	9,862
	Perpetual Ltd.	358,503	9,614
	National Storage REIT	6,459,670	9,510

2

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Premier Investments Ltd.	517,510	9,389
*	Nanosonics Ltd.	1,500,626	9,284
*,^	Pilbara Minerals Ltd.	13,742,393	9,282
	Corporate Travel Management Ltd.	672,754	9,142
*	Megaport Ltd.	829,843	9,114
	Charter Hall Retail REIT	3,176,754	8,971
	Pendal Group Ltd.	1,779,715	8,963
	Regis Resources Ltd.	2,965,607	8,558
	Super Retail Group Ltd.	1,027,629	8,351
*,^	PointsBet Holdings Ltd.	907,818	8,347
[1]	Viva Energy Group Ltd.	5,621,768	8,319
	Credit Corp. Group Ltd.	362,650	8,315
^	Webjet Ltd.	2,103,114	8,237
	St. Barbara Ltd.	4,496,960	8,180
	InvoCare Ltd.	920,643	8,130
*	Perseus Mining Ltd.	7,898,220	7,918
	Costa Group Holdings Ltd.	2,436,196	7,670
	Elders Ltd.	986,749	7,506
	Adbri Ltd.	2,898,764	7,498
*	Silver Lake Resources Ltd.	5,267,752	7,270
	Ingenia Communities Group	1,890,242	7,156
	Cromwell Property Group	10,423,361	7,001
	Pro Medicus Ltd.	265,091	6,987
^	Whitehaven Coal Ltd.	5,417,945	6,886
	Nickel Mines Ltd.	7,965,895	6,809
	Ramelius Resources Ltd.	5,167,297	6,727
	Codan Ltd.	777,658	6,714
*	Orocobre Ltd.	1,906,881	6,580
	Centuria Industrial REIT	2,762,743	6,552
	Bega Cheese Ltd.	1,659,555	6,542
*	Nufarm Ltd.	2,033,063	6,429
	Abacus Property Group	2,897,893	6,406
	Netwealth Group Ltd.	517,159	6,380
	Centuria Capital Group	3,092,950	6,260
	Kogan.com Ltd.	418,113	6,134
*	De Grey Mining Ltd.	7,773,172	6,118
*	EML Payments Ltd.	1,888,472	6,068
^	Technology One Ltd.	950,343	6,015
	NRW Holdings Ltd.	2,652,690	5,965
	Platinum Asset Management Ltd.	1,891,487	5,953
	Lifestyle Communities Ltd.	602,371	5,941
	Monadelphous Group Ltd.	560,290	5,804
	Bingo Industries Ltd.	3,045,664	5,705
	Aventus Group	2,634,284	5,571
	United Malt Grp Ltd.	1,740,753	5,502
*,^	Blackmores Ltd.	94,483	5,500
	AUB Group Ltd.	437,963	5,479
	Brickworks Ltd.	368,131	5,467
*,^	Mesoblast Ltd.	3,162,015	5,459
*	Gold Road Resources Ltd.	5,303,645	5,418
	Charter Hall Social Infrastructure REIT	2,074,893	5,235
	Collins Foods Ltd.	691,120	5,146
	Domain Holdings Australia Ltd.	1,478,139	5,114
*	Tyro Payments Ltd.	2,052,454	5,036
	IPH Ltd.	1,014,097	5,022
	GUD Holdings Ltd.	553,308	5,001
	HUB24 Ltd.	303,257	5,000
	Omni Bridgeway Ltd.	1,506,118	4,968
*	Galaxy Resources Ltd.	2,854,997	4,928
	G8 Education Ltd.	5,364,077	4,884
	Perenti Global Ltd.	4,554,392	4,832
	Growthpoint Properties Australia Ltd.	1,785,290	4,803
	GrainCorp Ltd. Class A	1,444,191	4,667
	Arena REIT	2,058,680	4,575

3

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	West African Resources Ltd.	5,588,727	4,502
	Sandfire Resources Ltd.	1,074,256	4,440
	GWA Group Ltd.	1,642,452	4,433
	SeaLink Travel Group Ltd.	855,629	4,429
*	Bellevue Gold Ltd.	5,044,009	4,372
*,^	Nearmap Ltd.	2,546,936	4,355
*	Resolute Mining Ltd.	6,968,005	4,276
	Centuria Office REIT	2,575,129	4,250
	Clinuvel Pharmaceuticals Ltd.	246,587	4,242
	Austal Ltd.	2,041,317	4,212
	Rural Funds Group	2,080,972	4,137
*	Westgold Resources Ltd.	1,988,691	4,056
	Data#3 Ltd.	928,727	4,028
	oOh!media Ltd.	3,100,881	3,972
	Bravura Solutions Ltd.	1,538,510	3,831
*	Electro Optic Systems Holdings Ltd.	817,611	3,737
	Accent Group Ltd.	2,061,718	3,676
*,^	Uniti Group Ltd.	2,700,310	3,551
	Infomedia Ltd.	2,349,559	3,496
^	Jumbo Interactive Ltd.	319,890	3,472
	Tassal Group Ltd.	1,330,154	3,440
[1]	Coronado Global Resources Inc.	3,891,568	3,422
	Western Areas Ltd.	1,643,794	3,341
	Mount Gibson Iron Ltd.	4,592,672	3,260
*	Sigma Healthcare Ltd.	6,872,975	3,258
*	Opthea Ltd.	2,141,426	3,161
*	Starpharma Holdings Ltd. Class A	2,616,930	3,149
	Integral Diagnostics Ltd.	936,513	3,128
	Select Harvests Ltd.	771,096	3,101
	McMillan Shakespeare Ltd.	323,866	3,088
	Lovisa Holdings Ltd.	347,869	3,057
*	Emeco Holdings Ltd.	3,426,297	3,008
	Hansen Technologies Ltd.	1,033,668	2,964
*	Southern Cross Media Group Ltd.	1,689,563	2,912
	Service Stream Ltd.	2,073,701	2,882
	SmartGroup Corp. Ltd.	530,315	2,797
*	Mayne Pharma Group Ltd.	10,521,396	2,797
	Inghams Group Ltd.	1,140,736	2,740
*	Eclipx Group Ltd.	1,995,730	2,732
*	Cooper Energy Ltd.	8,942,266	2,691
	GDI Property Group	2,850,504	2,661
*	Karoon Energy Ltd.	3,220,969	2,641
*,^	Avita Therapeutics Inc.	680,426	2,589
^	Pact Group Holdings Ltd.	1,260,266	2,575
	BWX Ltd.	797,093	2,532
*	Capricorn Metals Ltd.	1,805,181	2,488
*,^	Paradigm Biopharmaceuticals Ltd.	1,264,673	2,476
	Asaleo Care Ltd.	2,343,668	2,444
	Australian Pharmaceutical Industries Ltd.	2,564,238	2,431
	Hotel Property Investments	965,929	2,423
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	2,355
*	Carnarvon Petroleum Ltd.	9,911,992	2,302
	Macmahon Holdings Ltd.	11,169,463	2,288
	MyState Ltd.	589,114	2,246
*,^	Alkane Resources Ltd.	2,965,197	2,191
	HT&E Ltd.	1,496,973	2,141
^	Humm Group Ltd.	2,444,923	2,118
	Jupiter Mines Ltd.	8,849,490	2,083
*	Senex Energy Ltd.	8,188,589	1,998
	Aurelia Metals Ltd.	5,904,458	1,961
	Estia Health Ltd.	1,427,164	1,948
*,^	AMA Group Ltd.	3,071,818	1,905
	MACA Ltd.	2,006,156	1,885
*,^	Syrah Resources Ltd.	2,492,233	1,852

4

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Cedar Woods Properties Ltd.	381,106	1,841
*,^,§	Freedom Foods Group Ltd.	777,051	1,803
*	Australian Agricultural Co. Ltd.	1,981,475	1,681
*,^	Bubs Australia Ltd.	3,611,296	1,649
^	New Hope Corp. Ltd.	1,485,176	1,624
^	Virtus Health Ltd.	378,089	1,554
*,^	Superloop Ltd.	1,785,098	1,459
*,^	Seven West Media Ltd.	5,682,193	1,453
	SG Fleet Group Ltd.	734,299	1,399
*,^	New Century Resources Ltd.	7,466,971	1,388
	OFX Group Ltd.	1,446,975	1,366
^	Regis Healthcare Ltd.	808,472	1,174
*,^	Myer Holdings Ltd.	5,193,599	1,163
*	WPP AUNZ Ltd.	2,028,371	1,086
	Navigator Global Investments Ltd.	798,654	1,071
*,^	Dacian Gold Ltd.	3,293,612	1,041
	Japara Healthcare Ltd.	1,735,872	831
	Vita Group Ltd.	877,355	728
*,^,§	Liquefied Natural Gas Ltd.	3,307,629	110
*,§	BGP Holdings plc	7,179,555	—
*,^,§	SpeedCast International Ltd.	1,363,916	—
			8,888,361
Austria (0.2%)
*	Erste Group Bank AG	1,824,077	55,567
	OMV AG	907,265	36,239
	Verbund AG	422,277	35,876
	voestalpine AG	734,408	26,212
	Wienerberger AG	715,533	22,817
	Andritz AG	447,477	20,513
*,1	BAWAG Group AG	366,458	17,045
*	Raiffeisen Bank International AG	827,435	16,815
	CA Immobilien Anlagen AG	440,730	16,796
	Mayr Melnhof Karton AG	55,204	11,110
*	Immofinanz AG	515,452	10,626
*	Lenzing AG	85,167	8,580
^	Oesterreichische Post AG	211,474	7,398
	S Immo AG	334,517	6,937
	Telekom Austria AG Class A	874,627	6,781
	Vienna Insurance Group AG Wiener Versicherung Gruppe	246,461	6,258
	UNIQA Insurance Group AG	694,720	5,458
	Evn AG	232,567	5,040
*	Do & Co AG	42,608	3,484
	Strabag SE	100,112	3,471
	Schoeller-Bleckmann Oilfield Equipment AG	68,675	2,604
*	Flughafen Wien AG	63,997	2,343
	Palfinger AG	62,984	1,982
	Agrana Beteiligungs AG	75,002	1,479
	Zumtobel Group AG	178,533	1,322
*,^	Porr AG	63,237	997
			333,750
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	5,316,697	370,931
*	KBC Group NV	1,758,858	123,088
*	Argenx SE	300,772	88,632
	Ucb SA	772,054	79,752
	Groupe Bruxelles Lambert SA	686,390	69,184
	Umicore SA	1,309,388	62,936
	Ageas SA NV	1,138,178	60,446
	Solvay SA Class A	443,632	52,320
	Sofina SA	97,688	33,046
	Warehouses De Pauw CVA	853,677	29,596
	Elia Group SA NV	224,770	26,829
	Cofinimmo SA	172,555	25,678
	Aedifica SA	213,388	25,636

5

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Ackermans & van Haaren NV	143,151	21,501
	Etablissements Franz Colruyt NV	325,441	19,224
	Proximus SADP	893,619	17,652
	Telenet Group Holding NV	293,494	12,553
	D’ieteren SA/NV	144,758	11,960
^	Melexis NV	118,509	11,551
	Euronav NV	1,313,908	10,631
*	KBC Ancora	225,286	9,589
	Barco NV	436,778	9,502
	Montea CVA	82,746	9,378
	Fagron	390,276	9,076
	Bekaert SA	225,904	7,471
	Gimv NV	121,432	7,418
	VGP NV	48,573	7,279
	Shurgard Self Storage SA	160,937	6,971
*	bpost SA	646,805	6,686
*	Ontex Group NV	494,068	6,642
*	Tessenderlo Chemie NV (Voting Shares)	164,624	6,564
	Befimmo SA	138,021	6,121
	Xior Student Housing NV	101,507	6,107
*	AGFA-Gevaert NV	1,059,366	5,058
	Orange Belgium SA	179,469	4,784
	Retail Estates NV	64,180	4,637
*	Cie d’Entreprises CFE	44,425	4,561
*,^	Kinepolis Group NV	81,379	3,451
	Econocom Group SA NV	851,731	2,566
*,^	Mithra Pharmaceuticals SA	101,051	2,427
	Van de Velde NV	35,294	984
	Wereldhave Belgium Comm VA	14,893	717
			1,281,135
Canada (8.4%)
*	Shopify Inc. Class A (XTSE)	696,027	785,933
	Royal Bank of Canada	9,114,039	748,871
	Toronto-Dominion Bank	11,572,507	653,857
	Canadian National Railway Co.	4,551,131	500,342
	Bank of Nova Scotia	7,738,394	418,259
	Enbridge Inc. (XTSE)	12,867,383	411,526
	Brookfield Asset Management Inc. Class A	8,532,645	352,728
	Bank of Montreal	4,095,234	311,365
	Canadian Pacific Railway Ltd.	868,056	301,102
^	TC Energy Corp.	6,019,474	244,723
^	Canadian Imperial Bank of Commerce	2,848,966	243,334
	Manulife Financial Corp.	12,405,821	220,749
	Alimentation Couche-Tard Inc. Class B	5,338,327	181,928
	Canadian Natural Resources Ltd.	7,401,670	177,875
	Barrick Gold Corp. (XTSE)	7,742,035	176,384
	Nutrien Ltd.	3,646,261	175,424
	Sun Life Financial Inc.	3,747,339	166,627
	Suncor Energy Inc.	9,774,385	163,943
	Constellation Software Inc.	122,321	158,840
	Franco-Nevada Corp.	1,197,299	150,121
	Magna International Inc.	1,765,532	124,984
^	National Bank of Canada	2,144,823	120,713
	Wheaton Precious Metals Corp.	2,869,280	119,829
	Fortis Inc. (XTSE)	2,885,100	117,861
*	CGI Inc.	1,468,215	116,486
	Waste Connections Inc. (XTSE)	1,116,335	114,466
	Restaurant Brands International Inc. (XTSE)	1,852,564	113,273
	Agnico Eagle Mines Ltd.	1,543,209	108,615
	Intact Financial Corp.	912,699	108,070
	Rogers Communications Inc. Class B	2,241,482	104,352
	Thomson Reuters Corp.	1,075,812	88,049
	Barrick Gold Corp. (XLON)	3,561,990	83,200
^	Pembina Pipeline Corp.	3,512,853	83,068

6

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	BCE Inc.	1,928,102	82,447
^	Power Corp. of Canada	3,486,291	80,057
	Open Text Corp.	1,712,490	77,815
	Dollarama Inc.	1,849,048	75,362
^	Kirkland Lake Gold Ltd.	1,750,764	72,347
	Metro Inc.	1,608,161	71,760
^	WSP Global Inc.	717,839	68,006
	Emera Inc.	1,588,505	67,514
	First Quantum Minerals Ltd.	3,555,482	63,825
^	Algonquin Power & Utilities Corp.	3,777,382	62,170
	Fairfax Financial Holdings Ltd.	172,677	58,855
	Kinross Gold Corp.	8,015,790	58,816
	Waste Connections Inc. (XNYS)	570,366	58,502
	TELUS Corp.	2,712,388	53,719
	Teck Resources Ltd. Class B	2,957,969	53,680
	Loblaw Cos. Ltd.	1,047,197	51,673
	Shaw Communications Inc. Class B	2,930,276	51,428
	Ritchie Bros Auctioneers Inc.	699,625	48,631
	Canadian Tire Corp. Ltd. Class A	362,557	47,660
	CAE Inc.	1,698,993	47,076
[1]	Hydro One Ltd.	2,012,529	45,297
	Pan American Silver Corp.	1,313,412	45,297
	CCL Industries Inc. Class B	953,814	43,303
	Canadian Apartment Properties REIT	1,080,458	42,432
	Saputo Inc.	1,493,463	41,804
*	Bausch Health Cos. Inc.	1,983,823	41,160
	Great-West Lifeco Inc.	1,723,551	41,095
	Cenovus Energy Inc.	6,514,888	39,666
^	Northland Power Inc.	1,104,281	39,620
	B2Gold Corp.	6,553,652	36,710
	Lundin Mining Corp.	4,067,510	36,109
*,^	Canopy Growth Corp.	1,458,669	35,891
	Toromont Industries Ltd.	509,247	35,686
	TMX Group Ltd.	357,099	35,668
	Gildan Activewear Inc.	1,245,095	34,813
	Yamana Gold Inc.	6,061,469	34,619
	George Weston Ltd.	460,271	34,380
	Cameco Corp.	2,527,983	33,861
*,^	Ballard Power Systems Inc.	1,443,722	33,776
	FirstService Corp.	232,267	31,790
*	Descartes Systems Group Inc.	536,847	31,399
	Parkland Corp.	942,515	29,907
	iA Financial Corp. Inc.	684,421	29,670
^	Element Fleet Management Corp.	2,795,940	29,389
	Empire Co. Ltd.	1,075,181	29,386
	TFI International Inc.	564,647	29,069
	Onex Corp.	504,217	28,940
	Quebecor Inc. Class B	1,098,307	28,267
*	SSR Mining Inc.	1,392,774	27,967
	Imperial Oil Ltd.	1,436,253	27,260
^	RioCan REIT	2,018,009	26,555
^	AltaGas Ltd.	1,771,975	26,060
	Inter Pipeline Ltd.	2,717,317	25,339
^	Keyera Corp.	1,394,861	24,787
*	Lightspeed POS Inc. (XTSE)	351,152	24,784
*	Kinaxis Inc.	171,261	24,264
	Boyd Group Services Inc.	135,869	23,436
	Allied Properties REIT	776,097	23,065
	Stantec Inc.	710,315	23,035
^	GFL Environmental Inc.	778,632	22,700
	Granite REIT	367,562	22,494
	Finning International Inc.	1,034,849	21,975
	Alamos Gold Inc. Class A	2,495,181	21,798
	Tourmaline Oil Corp.	1,595,060	21,503

7

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	BlackBerry Ltd.	3,194,479	21,181
^	West Fraser Timber Co. Ltd.	322,038	20,690
*	Air Canada	1,110,709	19,869
	Boralex Inc. Class A	518,539	19,244
	Canadian Utilities Ltd. Class A	785,224	19,179
*	Ivanhoe Mines Ltd.	3,557,612	19,173
^	SNC-Lavalin Group Inc.	1,122,241	19,158
	H&R REIT	1,794,960	18,741
*	Endeavour Mining Corp.	804,855	18,729
^	Capital Power Corp.	670,536	18,427
	Methanex Corp.	400,068	18,383
^	Innergex Renewable Energy Inc.	822,187	17,679
	Colliers International Group Inc.	193,351	17,207
*,^	First Majestic Silver Corp.	1,274,102	17,096
	BRP Inc.	258,611	17,084
	Premium Brands Holdings Corp. Class A	214,003	16,935
^	Choice Properties REIT	1,636,115	16,722
	Centerra Gold Inc.	1,381,489	15,997
	Stella-Jones Inc.	432,026	15,708
	Primo Water Corp.	990,407	15,530
^	CI Financial Corp.	1,238,699	15,356
	Linamar Corp.	288,277	15,269
^	Gibson Energy Inc.	931,248	15,042
^	SmartCentres REIT	825,849	14,974
*	Eldorado Gold Corp.	1,105,243	14,648
*	NovaGold Resources Inc.	1,508,751	14,603
^	First Capital REIT	1,371,444	14,599
	Brookfield Infrastructure Corp. Class A	201,061	14,562
	IGM Financial Inc.	515,639	13,980
	Atco Ltd. Class I	477,595	13,691
*	Pretium Resources Inc.	1,190,595	13,647
^	Osisko Gold Royalties Ltd.	1,075,737	13,632
	TransAlta Corp.	1,772,487	13,465
*	Equinox Gold Corp.	1,248,064	12,913
*,^	Aphria Inc.	1,846,893	12,768
	Norbord Inc.	295,507	12,759
	Enghouse Systems Ltd.	259,126	12,550
^	Canadian Western Bank	544,759	12,248
^	Chartwell Retirement Residences	1,389,211	12,212
*	Great Canadian Gaming Corp.	354,208	12,099
*	Parex Resources Inc.	863,261	11,882
^	TransAlta Renewables Inc.	675,369	11,545
^	PrairieSky Royalty Ltd.	1,442,160	11,432
*	IAMGOLD Corp.	3,009,112	11,040
	Maple Leaf Foods Inc.	481,194	10,668
	Superior Plus Corp.	1,114,514	10,664
^	ARC Resources Ltd.	2,226,991	10,497
*,^	Canada Goose Holdings Inc.	333,813	9,923
	Hudbay Minerals Inc.	1,413,715	9,896
^	Husky Energy Inc.	1,972,176	9,761
^	Whitecap Resources Inc.	2,556,324	9,760
*	Seven Generations Energy Ltd. Class A	1,767,894	9,180
*	OceanaGold Corp.	4,474,100	8,647
*	ATS Automation Tooling Systems Inc.	471,088	8,272
*,^	Cronos Group Inc.	1,176,438	8,170
*	Torex Gold Resources Inc.	543,895	8,157
^	Genworth MI Canada Inc.	236,183	8,055
	Crescent Point Energy Corp.	3,385,462	7,899
*	Turquoise Hill Resources Ltd.	633,377	7,877
	North West Co. Inc.	307,953	7,848
*,^	Home Capital Group Inc. Class B	334,046	7,794
*	Shopify Inc. Class A (XNYS)	6,666	7,546
	Transcontinental Inc. Class A	459,678	7,407
	ECN Capital Corp.	1,411,781	7,176

8

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Canfor Corp.	393,256	7,100
	Cascades Inc.	612,228	6,998
^	Russel Metals Inc.	390,106	6,966
	Cominar REIT	1,081,930	6,893
^	Laurentian Bank of Canada	273,625	6,707
*	MEG Energy Corp.	1,915,318	6,696
^	NFI Group Inc.	349,433	6,613
	Winpak Ltd.	196,411	6,607
^	Boardwalk REIT	239,694	6,353
	Artis REIT	750,750	6,287
*,^	Aurora Cannabis Inc.	718,372	5,982
	Martinrea International Inc.	504,349	5,888
*	Celestica Inc.	702,275	5,666
	Cogeco Communications Inc.	68,836	5,292
*,^	Bombardier Inc. Class B	13,214,832	4,983
	Mullen Group Ltd.	576,147	4,934
	Aecon Group Inc.	370,231	4,758
^	Vermilion Energy Inc.	983,498	4,389
	Enerplus Corp.	1,398,649	4,373
^	Dream Office REIT	265,821	4,135
	First National Financial Corp.	109,400	3,565
^	Westshore Terminals Investment Corp.	271,110	3,320
	Fortis Inc. (XNYS)	77,746	3,174
	Enbridge Inc. (XNYS)	87,527	2,800
*	Lightspeed POS Inc. (XNYS)	32,620	2,296
	Restaurant Brands International Inc. (XNYS)	36,684	2,242
*	Topicus.com Inc.	226,925	858
*	Stars Group Inc.	3,009	140
			11,579,126
Denmark (2.0%)
	Novo Nordisk A/S Class B	10,333,233	720,838
	Vestas Wind Systems A/S	1,309,504	309,343
[1]	Orsted AS	1,205,604	246,673
	DSV Panalpina A/S	1,289,231	216,670
*	Genmab A/S	377,900	153,236
	Coloplast A/S Class B	851,036	130,148
	Carlsberg AS Class B	635,852	101,935
	AP Moller - Maersk A/S Class B	37,019	82,377
	Novozymes A/S	1,301,998	74,162
*	Danske Bank A/S	4,214,064	69,648
	Pandora A/S	618,561	69,228
*	Chr Hansen Holding A/S	657,011	67,884
	GN Store Nord AS	823,387	65,636
	AP Moller - Maersk A/S Class A	27,361	56,522
	Ambu A/S Class B	1,064,489	45,730
	SimCorp A/S	253,629	37,709
	Royal Unibrew A/S	310,182	35,919
	Tryg A/S	905,800	28,488
*	Demant A/S	674,832	26,673
*,1	Netcompany Group A/S	209,351	21,468
*	ISS A/S	1,181,902	20,331
*	ALK-Abello A/S	41,383	17,046
	Ringkjoebing Landbobank A/S	185,900	16,919
	ROCKWOOL International A/S Class B	41,261	15,442
*	Jyske Bank A/S	342,634	13,083
	H Lundbeck A/S	381,554	13,062
*	NKT A/S	276,022	12,295
*	FLSmidth & Co. A/S	320,141	12,242
	Topdanmark AS	270,825	11,755
*	Bavarian Nordic A/S	374,431	11,416
*	Zealand Pharma A/S	251,272	9,190

9

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Dfds A/S	194,980	8,859
	Schouw & Co. A/S	80,378	8,127
*	Sydbank AS	365,922	8,107
[1]	Scandinavian Tobacco Group A/S	403,886	6,888
*	Spar Nord Bank A/S	519,216	5,087
*	Alm Brand A/S	393,748	4,742
*	Drilling Co. of 1972 A/S	140,764	4,408
*	Nilfisk Holding A/S	174,656	3,740
	D/S Norden A/S	157,680	2,852
			2,765,878
Finland (1.1%)
	Kone Oyj Class B	2,509,902	204,508
	Neste Oyj	2,661,019	193,201
*	Nordea Bank Abp	19,089,656	156,447
*	Nokia Oyj (XHEL)	35,863,489	138,517
	Sampo Oyj Class A	3,235,599	138,334
	UPM-Kymmene Oyj	3,417,251	127,436
	Stora Enso Oyj	3,668,673	70,247
	Fortum Oyj	2,757,123	66,613
	Elisa Oyj	916,529	50,244
	Kesko Oyj Class B	1,719,585	44,136
	Metso Outotec Oyj	3,871,881	38,904
	Wartsila Oyj Abp	3,116,393	31,190
	Huhtamaki Oyj	593,130	30,760
	Nokian Renkaat Oyj	869,646	30,630
	Orion Oyj Class B	657,210	30,189
*	Kojamo Oyj	1,246,388	27,664
	Valmet Oyj	854,617	24,571
*	Nordea Bank Abp (XHEL)	2,601,894	21,252
	Konecranes Oyj Class A	463,722	16,394
	TietoEVRY Oyj (XHEL)	478,822	15,755
	Cargotec Oyj Class B	309,810	12,873
	Metsa Board Oyj	1,098,216	11,565
	Neles Oyj	685,469	9,091
	Kemira Oyj	563,469	8,931
	Sanoma Oyj	470,396	7,891
	Uponor Oyj	348,410	7,756
*,^	Outokumpu Oyj	1,945,503	7,669
	YIT Oyj	1,023,272	6,176
	Ahlstrom-Munksjo Oyj	239,563	5,298
^	Citycon Oyj	493,828	4,813
	TietoEVRY Oyj (XOSL)	125,869	4,180
*,^	Finnair Oyj	3,669,363	3,377
*	F-Secure Oyj	643,077	3,018
	Raisio Oyj	718,894	2,806
	Oriola Oyj	814,256	1,892
*	Nokia Oyj (XPAR)	73,124	282
			1,554,610
France (8.1%)
	LVMH Moet Hennessy Louis Vuitton SE	1,593,770	997,708
	Sanofi	6,969,109	675,471
	TOTAL SE	15,519,696	669,869
	Schneider Electric SE	3,364,207	486,223
*	Airbus SE	3,547,314	389,300
*	BNP Paribas SA	6,928,074	365,750
	Kering SA	474,580	344,421
	Vinci SA	3,005,992	299,427
	Axa SA	12,308,341	295,185
	EssilorLuxottica SA	1,886,613	294,001
*	Safran SA	2,058,355	291,740
	Pernod Ricard SA	1,327,622	254,967
	Danone SA	3,835,445	252,397
	L’Oreal SA Loyalty Shares	633,276	241,629
	Hermes International	197,386	212,246

10

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Air Liquide SA Loyalty Shares	1,259,450	206,484
	L’Oreal SA	451,182	172,151
	Dassault Systemes SE	842,367	170,850
	Vivendi SA	4,995,453	161,127
	Capgemini SE	1,008,333	156,850
	Air Liquide SA	956,648	156,840
	Legrand SA	1,706,086	152,622
	STMicroelectronics NV	4,051,708	149,897
*,1	Worldline SA	1,524,095	148,064
	Orange SA	12,236,550	145,677
	Cie Generale des Etablissements Michelin SCA	1,122,292	144,504
*	Cie de Saint-Gobain	3,056,068	140,557
	L’Oreal Loyalty Shares 2021	358,283	136,705
	Teleperformance	371,957	123,483
	Air Liquide SA Loyalty Shares 2021	652,591	106,991
*	Societe Generale SA	4,942,812	102,755
*	Alstom SA	1,697,566	96,692
*	Peugeot SA	3,479,704	95,295
*	Credit Agricole SA	7,380,159	93,300
	Edenred	1,576,958	89,558
	Veolia Environnement SA	3,210,986	79,175
	Publicis Groupe SA	1,417,556	70,455
*	Engie	4,330,276	66,384
*	Eurofins Scientific SE	775,391	65,402
	Carrefour SA	3,706,325	63,469
	Valeo SA	1,527,586	60,255
	Thales SA	640,505	58,602
*	Ubisoft Entertainment SA	604,120	58,219
	Bouygues SA	1,356,592	55,794
*	Atos SE	602,409	55,010
	Sartorius Stedim Biotech	153,273	54,638
	Gecina SA	333,493	51,859
*	Renault SA	1,177,291	51,533
*	Getlink SE	2,905,892	50,276
	Arkema SA	426,956	48,853
*	Bureau Veritas SA	1,812,064	48,373
*	Engie SA (XPAR)	3,110,480	47,684
	Suez SA	2,372,283	47,017
*	Eiffage SA	481,073	46,502
[1]	Euronext NV	391,881	43,166
*	Accor SA	1,168,363	42,389
*	Orpea SA	312,547	40,985
	BioMerieux	272,311	38,327
*	Engie SA Loyalty Shares 2021	2,400,527	36,800
*	Scor SE	1,001,561	32,487
*	Rexel SA	1,934,704	30,536
*,1	Amundi SA	361,583	29,470
	Covivio	318,958	29,268
	Remy Cointreau SA	155,625	29,049
	Rubis SCA	602,964	27,874
	TechnipFMC plc	2,927,352	27,515
*	Faurecia SE	528,760	27,092
	Klepierre SA	1,193,199	26,912
*	Soitec	134,761	26,134
	Bollore SA	6,311,262	26,130
[1]	La Francaise des Jeux SAEM	555,833	25,477
*	Aeroports de Paris	181,133	23,435
*	Electricite de France SA Loyalty Shares	1,459,528	23,096
	SES SA Class A	2,392,036	22,450
	L’Oreal Loyalty Shares	55,941	21,345
	Wendel SE	173,429	20,697
*	Alten SA	181,680	20,601
	Iliad SA	97,552	20,024
*	Eurazeo SE	276,691	18,801

11

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Natixis SA	5,363,146	18,377
	Ipsen SA	222,144	18,369
*	Lagardere SCA	732,649	18,329
*	Elis SA (XPAR)	1,058,830	17,541
*	Spie SA	785,511	17,126
*	Air Liquide SA Loyalty Shares 2022	103,235	16,925
*	Dassault Aviation SA	14,864	16,186
*,^	Korian SA	414,156	15,854
	Icade	202,925	15,602
*	CNP Assurances	955,716	15,528
*	Electricite de France SA	963,118	15,241
	Sodexo SA ACT Loyalty Shares	175,329	14,828
*	Sopra Steria Group	91,052	14,677
	Sodexo SA	169,849	14,365
	L’Oreal SA Loyalty Shares 2022	36,796	14,040
	Gaztransport Et Technigaz SA	142,346	13,790
*	Nexans SA	187,819	13,591
	Eutelsat Communications SA	1,188,171	13,441
	SEB SA Loyalty Shares	70,570	12,832
	Cie Plastic Omnium SA	355,828	12,243
	Nexity SA	270,823	11,696
	Imerys SA	247,033	11,647
*,^	Casino Guichard Perrachon SA	354,025	10,883
	Sodexo SA Loyalty Shares 2024	125,433	10,608
*	JCDecaux SA	464,972	10,607
*,1	Neoen SA	135,730	10,422
*	Electricite de France Loyalty Shares 2021	586,841	9,286
	SEB SA (XPAR)	50,878	9,251
	Societe BIC SA	162,258	9,179
	Trigano SA	51,806	9,164
*,1	Verallia SA	237,414	8,419
	Ipsos	243,962	8,233
*	Virbac SA	27,711	8,039
*,^	Air France-KLM	1,242,762	7,751
	SEB SA Loyalty Shares 2021	41,119	7,477
*	Engie Loyalty Shares 2022	476,725	7,308
[1]	ALD SA	513,648	7,170
*	Fnac Darty SA	108,672	6,959
*	Metropole Television SA	409,704	6,641
	Albioma ACT Loyalty Shares	106,262	6,079
*	Elis SA (XLON)	348,824	5,821
*	Coface SA	575,893	5,773
*	Rothschild & Co.	178,589	5,592
*	Television Francaise 1	677,677	5,446
*,1	Maisons du Monde SA	276,242	5,057
*	Interparfums SA	92,536	4,849
	Robertet SA	4,278	4,721
*	CGG SA	4,567,547	4,475
[1]	Elior Group SA	649,659	4,367
	Derichebourg SA	608,015	4,351
	Engie SA	276,743	4,242
	Quadient SA	214,287	4,116
	Vicat SA	95,468	4,001
	Sodexo SA Loyalty Shares 2022	45,442	3,843
	FFP	33,103	3,811
*	Tarkett SA	208,740	3,673
	Carmila SA	242,372	3,491
	Mercialys SA	386,124	3,395
	Electricite de France SA Loyalty Shares 2023	209,376	3,313
	Pharmagest Interactive	22,710	3,089
*	Eramet SA	55,071	2,884
	Albioma SA	48,539	2,777
*	Mersen SA	91,001	2,758
	Beneteau SA	224,933	2,583

12

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*,^	Akka Technologies	77,201	2,432
	Sodexo SA Loyalty Shares 2023	28,542	2,414
	Manitou BF SA	82,117	2,395
	Vilmorin & Cie SA	39,297	2,357
	Bonduelle SCA	91,884	2,329
*,^,1	X-Fab Silicon Foundries SE	327,142	1,960
	Lisi SA	71,212	1,748
*,^	Vallourec SA	48,183	1,573
*,^	DBV Technologies SA	276,426	1,455
	Jacquet Metals SA	84,366	1,430
	Akwel	50,714	1,410
	Guerbet	33,254	1,328
	SEB SA Loyalty Shares 2022	6,108	1,111
*	GL Events	81,920	1,011
*,1	SMCP SA	166,004	1,009
*	Rallye SA	141,972	999
	SEB SA Loyalty Shares 2023	5,449	991
*	Sodexo Loyalty Shares	11,166	944
	Boiron SA	18,578	937
	Electricite de France	54,608	864
*	Etablissements Maurel et Prom SA	375,115	794
*	Lisi	31,624	776
*,^,1	Europcar Mobility Group	672,837	615
	Albioma Loyalty Shares 2022	10,688	611
*	Union Financiere de France BQE SA	19,376	454
	Albioma Loyalty Shares 2023	6,994	400
*	Bourbon Corp. Loyalty Shares 2022	26,831	120
	Lisi Loyalty Shares 2022	2,575	63
*,§	Bourbon Corp.	11,499	52
			11,229,010
Germany (7.5%)
	SAP SE	7,180,804	930,055
	Siemens AG	4,892,189	704,707
	Allianz SE	2,658,199	653,052
	BASF SE	5,856,342	462,904
*	adidas AG	1,231,208	447,922
	Deutsche Telekom AG	20,648,389	376,889
	Bayer AG	6,290,085	370,559
	Daimler AG	5,155,803	365,442
	Infineon Technologies AG	8,324,051	317,886
	Deutsche Post AG	6,249,112	309,557
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	896,919	266,500
	Vonovia SE	3,625,325	264,774
	Volkswagen AG Preference Shares	1,171,274	218,894
	Deutsche Boerse AG	1,175,230	200,110
	Bayerische Motoren Werke AG	2,056,485	181,500
	RWE AG	4,035,303	170,724
	E. ON SE	13,863,621	153,516
*	Deutsche Bank AG	13,094,694	144,029
	Merck KGaA	827,692	141,962
*,1	Delivery Hero SE	906,960	141,839
	Henkel AG & Co. KGaA Preference Shares	1,116,537	125,895
	Fresenius SE & Co. KGaA	2,584,343	119,505
	Deutsche Wohnen SE	2,219,849	118,440
*,1	Zalando SE	1,037,639	115,419
	Fresenius Medical Care AG & Co. KGaA	1,300,075	108,411
	Symrise AG Class A	808,241	107,451
	Continental AG	692,548	103,076
	Sartorius AG Preference Shares	219,061	92,265
*	Siemens Energy AG	2,443,334	90,214
	MTU Aero Engines AG	338,082	88,128
	Brenntag AG	991,054	77,066
[1]	Siemens Healthineers AG	1,442,025	74,209
	Beiersdorf AG	637,458	73,282

13

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Qiagen NV	1,409,965	73,110
*,^	HelloFresh SE	942,642	72,916
	LEG Immobilien AG	461,208	71,555
[1]	Covestro AG	1,151,011	70,918
	HeidelbergCement AG	949,982	70,732
	Porsche Automobil Holding SE Preference Shares	979,588	67,667
*	Puma SE	579,628	65,224
	Henkel AG & Co. KGaA	649,418	62,579
	Hannover Rueck SE	383,742	61,152
	Knorr-Bremse AG	422,820	57,759
[1]	Scout24 AG	656,534	53,648
^	Aroundtown SA	7,017,035	52,319
*,1	TeamViewer AG	921,337	49,492
^	KION Group AG	500,374	43,394
*	Commerzbank AG	6,649,479	42,972
	Volkswagen AG	205,310	42,808
	Lanxess AG	533,552	40,577
	Evonik Industries AG	1,221,544	39,926
	Bechtle AG	174,557	38,331
	GEA Group AG	1,057,556	37,826
*,^	Evotec SE	929,545	34,349
	Carl Zeiss Meditec AG	234,027	31,036
*,^	thyssenkrupp AG	2,973,429	29,464
	United Internet AG	694,211	29,223
	Rheinmetall AG	275,765	29,198
	Nemetschek SE	347,067	25,794
	TAG Immobilien AG	807,197	25,759
	Fuchs Petrolub SE Preference Shares	451,596	25,480
*,^	Deutsche Lufthansa AG	1,903,393	25,186
*	CTS Eventim AG & Co. KGaA	375,726	25,114
*	Dialog Semiconductor plc	455,988	24,848
	Uniper SE	712,468	24,687
	Bayerische Motoren Werke AG Preference Shares	363,591	24,493
*	MorphoSys AG	209,137	24,452
	Gerresheimer AG	200,860	21,661
^	Siltronic AG	133,132	20,820
	alstria office REIT-AG	1,130,806	20,574
^	Rational AG	21,253	19,752
	Grand City Properties SA	723,872	18,703
*	Hella GmbH & Co. KGaA	284,569	18,495
*,1	ADLER Group SA	519,574	18,429
	Aurubis AG	226,122	17,646
	Freenet AG	819,575	17,237
*,^	ProSiebenSat.1 Media SE	1,002,499	16,878
*	Hypoport SE	25,547	16,235
	Stroeer SE & Co. KGaA	158,768	15,690
^	Encavis AG	598,143	15,609
	CompuGroup Medical SE & Co. KGaA	157,443	15,192
[1]	Befesa SA	219,453	13,842
	Wacker Chemie AG	95,991	13,752
	Jungheinrich AG Preference Shares	307,101	13,725
*	Fraport AG Frankfurt Airport Services Worldwide	225,856	13,627
	Talanx AG	344,441	13,393
	Cancom SE	234,079	13,104
*,^	Varta AG	90,051	12,984
	Software AG	314,774	12,884
	Duerr AG	314,203	12,848
*	Fielmann AG	156,471	12,738
	Hugo Boss AG	375,908	12,491
	Hochtief AG	125,518	12,214
	Metro AG	1,082,876	12,164
*	Nordex SE	443,112	12,115
*	RTL Group SA	246,329	11,984
*	OSRAM Licht AG	188,578	11,981

14

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	K&S AG	1,231,165	11,809
*	Aixtron SE	677,306	11,778
	Telefonica Deutschland Holding AG	4,262,516	11,740
	Stabilus SA	156,792	11,084
	Norma Group SE	202,226	10,433
*	Sixt SE	83,826	10,015
	Jenoptik AG	325,381	9,939
	Fuchs Petrolub SE	214,339	9,898
[1]	DWS Group GmbH & Co. KGaA	221,273	9,369
*	Aareal Bank AG	385,262	9,269
	Traton SE	321,484	8,897
	Patrizia AG	274,412	8,815
*,1	Deutsche Pfandbriefbank AG	794,250	8,640
*	Zooplus AG	39,451	8,261
*,1	Shop Apotheke Europe NV	45,175	8,171
	Pfeiffer Vacuum Technology AG	41,736	8,050
*	Ceconomy AG	1,162,725	7,986
	Sixt SE Preference Shares	112,232	7,867
^	Grenke AG	166,262	7,842
	Dermapharm Holding SE	110,370	7,684
	Krones AG	93,429	7,532
*,^	S&T AG	314,860	7,430
	1&1 Drillisch AG	293,591	7,321
*	Deutsche EuroShop AG	322,820	7,309
	Suedzucker AG	501,315	7,160
	STRATEC SE	45,391	6,795
*	Salzgitter AG	246,350	6,491
	New Work SE	17,874	6,151
^	Bilfinger SE	177,690	5,645
	DIC Asset AG	321,705	5,301
	KWS Saat SE & Co. KGaA	64,947	5,159
	Hornbach Holding AG & Co. KGaA	53,050	5,113
*	Deutz AG	777,333	4,858
	Indus Holding AG	118,565	4,644
*	Kloeckner & Co. SE	465,713	4,555
	Draegerwerk AG & Co. KGaA Preference Shares	55,031	4,260
	Schaeffler AG Preference Shares	495,619	4,150
	TUI AG (XETR)	619,858	3,905
*	SMA Solar Technology AG	56,422	3,877
*	Washtec AG	67,018	3,609
	BayWa AG	88,778	3,608
*	ElringKlinger AG	180,641	3,512
	Hamburger Hafen und Logistik AG	154,083	3,486
*	Wacker Neuson SE	156,678	3,395
	Deutsche Beteiligungs AG	71,593	2,879
*	Vossloh AG	55,521	2,825
*	Takkt AG	208,144	2,713
*	Koenig & Bauer AG	84,954	2,507
	Wuestenrot & Wuerttembergische AG	118,815	2,387
	TLG Immobilien AG	84,973	2,376
	Hornbach Baumarkt AG	48,127	2,103
	CropEnergies AG	122,275	1,782
*	SGL Carbon SE	335,599	1,481
	Bertrandt AG	29,728	1,446
*,^	Corestate Capital Holding SA	80,602	1,442
			10,405,691
Hong Kong (2.8%)
	AIA Group Ltd.	77,418,877	943,436
	Hong Kong Exchanges & Clearing Ltd.	8,120,878	445,444
	CK Hutchison Holdings Ltd.	17,140,780	119,674
	Link REIT	13,156,140	119,481
	Sun Hung Kai Properties Ltd.	9,088,259	116,230
	Techtronic Industries Co. Ltd.	7,988,187	114,179
	Galaxy Entertainment Group Ltd.	13,697,041	106,625

15

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Hong Kong & China Gas Co. Ltd.	66,281,244	99,164
	CLP Holdings Ltd.	10,506,621	97,151
	Hang Seng Bank Ltd.	4,628,508	79,879
	CK Asset Holdings Ltd.	15,195,633	77,755
	Jardine Matheson Holdings Ltd.	1,339,569	74,933
	BOC Hong Kong Holdings Ltd.	22,922,439	69,483
	Sands China Ltd.	15,356,121	67,066
	Wharf Real Estate Investment Co. Ltd.	10,482,423	54,478
	MTR Corp. Ltd.	9,144,464	51,142
	Power Assets Holdings Ltd.	8,731,106	47,284
[1]	WH Group Ltd.	53,720,238	45,047
	Lenovo Group Ltd.	47,634,000	45,033
	New World Development Co. Ltd.	9,095,453	42,316
*,1	ESR Cayman Ltd.	10,472,052	37,591
	Xinyi Glass Holdings Ltd.	12,845,109	35,928
[1]	Budweiser Brewing Co. APAC Ltd.	10,814,775	35,725
	Hang Lung Properties Ltd.	12,934,909	34,087
	Henderson Land Development Co. Ltd.	8,301,045	32,247
	Hongkong Land Holdings Ltd.	7,397,333	30,552
	Jardine Strategic Holdings Ltd.	1,159,299	28,817
	Sino Land Co. Ltd.	21,184,785	27,568
	ASM Pacific Technology Ltd.	1,948,374	25,732
	Want Want China Holdings Ltd.	34,368,109	24,848
	AAC Technologies Holdings Inc.	4,357,713	24,154
	Minth Group Ltd.	4,468,424	23,641
	Wharf Holdings Ltd.	8,691,861	23,347
*	Prada SPA	3,272,755	21,626
	CK Infrastructure Holdings Ltd.	3,965,404	21,296
	Man Wah Holdings Ltd.	9,393,515	20,376
	Tingyi Cayman Islands Holding Corp.	11,911,728	20,375
	Vitasoy International Holdings Ltd.	5,098,482	19,859
	Swire Properties Ltd.	6,723,167	19,547
	Swire Pacific Ltd. Class A	3,167,897	17,450
	Bank of East Asia Ltd.	8,083,833	17,294
	Microport Scientific Corp.	3,035,904	16,388
	SITC International Holdings Co. Ltd.	7,490,863	16,178
	PCCW Ltd.	26,624,682	16,033
*	Wynn Macau Ltd.	9,364,805	15,756
*,1	Samsonite International SA	8,270,087	14,689
	Hysan Development Co. Ltd.	3,908,455	14,316
	Chow Tai Fook Jewellery Group Ltd.	11,116,973	13,978
	Hang Lung Group Ltd.	5,611,455	13,949
	SJM Holdings Ltd.	11,928,928	13,374
	NagaCorp Ltd.	9,672,432	12,704
[1]	BOC Aviation Ltd.	1,325,107	11,469
	Melco International Development Ltd.	5,004,639	9,747
	Kerry Properties Ltd.	3,815,684	9,651
*	United Energy Group Ltd.	48,205,171	9,521
	Yue Yuen Industrial Holdings Ltd.	4,532,373	9,440
	NWS Holdings Ltd.	9,091,035	8,447
	Fortune REIT	8,667,044	8,254
	MGM China Holdings Ltd.	4,750,183	8,169
	Kerry Logistics Network Ltd.	3,715,362	8,154
	Dairy Farm International Holdings Ltd.	1,940,631	8,100
	VTech Holdings Ltd.	1,040,325	8,075
*,1	JS Global Lifestyle Co. Ltd.	4,107,000	7,950
	HKBN Ltd.	4,987,252	7,725
	Lee & Man Paper Manufacturing Ltd.	9,148,000	7,506
	Uni-President China Holdings Ltd.	7,368,968	7,504
^	Huabao International Holdings Ltd.	5,356,030	7,385
	Champion REIT	12,558,568	7,338
	L’Occitane International SA	2,914,414	7,277
*,1	Razer Inc.	23,216,723	7,136
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,080,509	7,040

16

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*,^	MMG Ltd.	14,829,883	6,457
*	Shangri-La Asia Ltd.	7,082,920	6,328
	Swire Pacific Ltd. Class B	6,353,818	5,942
*,^	Cathay Pacific Airways Ltd.	6,354,442	5,886
	IGG Inc.	5,468,937	5,734
	Johnson Electric Holdings Ltd.	2,262,975	5,604
	Nexteer Automotive Group Ltd.	5,185,943	5,582
	Pacific Basin Shipping Ltd.	27,434,148	5,175
	Luk Fook Holdings International Ltd.	2,142,780	5,173
*	Hong Kong Television Network Ltd.	3,422,385	5,051
	First Pacific Co. Ltd.	15,071,867	4,846
	Vinda International Holdings Ltd.	1,653,000	4,520
	Cafe de Coral Holdings Ltd.	2,078,109	4,483
*	Glory Sun Financial Group Ltd.	104,172,000	4,439
^	Sun Art Retail Group Ltd.	4,262,500	4,337
	K Wah International Holdings Ltd.	8,129,451	3,909
	Haitong International Securities Group Ltd.	16,114,461	3,886
	Shun Tak Holdings Ltd.	11,573,451	3,541
	SUNeVision Holdings Ltd.	3,869,000	3,522
*,^,1	AsiaInfo Technologies Ltd.	2,439,200	3,508
	VSTECS Holdings Ltd.	4,188,000	3,438
	Sunlight REIT	6,857,365	3,334
	Value Partners Group Ltd.	6,114,807	3,224
	Stella International Holdings Ltd.	2,747,000	3,190
	Towngas China Co. Ltd.	6,986,958	3,152
*	Pou Sheng International Holdings Ltd.	13,043,071	3,098
	Shui On Land Ltd.	21,597,514	3,007
	CITIC Telecom International Holdings Ltd.	9,240,595	2,908
*,^	Apollo Future Mobility Group Ltd.	26,845,041	2,669
	Dah Sing Financial Holdings Ltd.	923,124	2,604
	Asia Cement China Holdings Corp.	2,792,500	2,548
	Far East Consortium International Ltd.	6,614,763	2,454
	Prosperity REIT	7,692,063	2,400
	United Laboratories International Holdings Ltd.	3,383,654	2,398
*	FIH Mobile Ltd.	18,892,100	2,318
	Dah Sing Banking Group Ltd.	2,240,292	2,303
*,^,1	FIT Hon Teng Ltd.	6,606,814	2,297
*	Lifestyle International Holdings Ltd.	2,888,383	2,294
*	China Travel International Investment Hong Kong Ltd.	16,502,841	2,258
*,^,1	Frontage Holdings Corp.	3,938,000	2,162
*,^	Cosmopolitan International Holdings Ltd.	10,874,000	2,145
	Guotai Junan International Holdings Ltd.	15,806,667	2,121
	Road King Infrastructure Ltd.	1,660,105	2,120
	Pacific Textiles Holdings Ltd.	3,165,430	2,079
	Canvest Environmental Protection Group Co. Ltd.	4,505,821	1,930
*	C-Mer Eye Care Holdings Ltd.	2,598,000	1,920
	Television Broadcasts Ltd.	1,828,399	1,885
*,^,§	Town Health International Medical Group Ltd.	20,414,000	1,810
	CMBC Capital Holdings Ltd.	102,460,000	1,772
	Dynam Japan Holdings Co. Ltd.	1,677,081	1,733
*	Esprit Holdings Ltd.	11,364,990	1,660
*,1	VPower Group International Holdings Ltd.	4,745,000	1,641
	Chow Sang Sang Holdings International Ltd.	1,433,542	1,628
^	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,536,000	1,615
	Texhong Textile Group Ltd.	1,872,000	1,609
	Chinese Estates Holdings Ltd.	3,197,553	1,558
*	GCL New Energy Holdings Ltd.	37,854,541	1,538
	Sun Hung Kai & Co. Ltd.	3,568,891	1,505
*,^	Digital Domain Holdings Ltd.	122,152,403	1,341
*,§	Convoy Global Holdings Ltd.	62,200,399	1,340
*	Truly International Holdings Ltd.	10,491,276	1,301
*,^	Suncity Group Holdings Ltd.	13,840,000	1,231
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,216,533	1,230
[1]	IMAX China Holding Inc.	725,210	1,229

17

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	SmarTone Telecommunications Holdings Ltd.	2,267,848	1,211
	Giordano International Ltd.	7,623,213	1,123
*	SA Sa International Holdings Ltd.	6,762,431	1,058
[1]	Crystal International Group Ltd.	3,398,288	1,043
	Lee’s Pharmaceutical Holdings Ltd.	1,502,214	911
	Texwinca Holdings Ltd.	4,527,015	870
	Singamas Container Holdings Ltd.	8,736,229	620
*	CITIC Resources Holdings Ltd.	15,512,000	590
*	China LNG Group Ltd.	10,999,799	581
*,^	NewOcean Energy Holdings Ltd.	5,288,518	478
*	New World Department Store China Ltd.	3,151,539	476
*	Emperor Capital Group Ltd.	23,460,249	391
*,^	Lifestyle China Group Ltd.	2,624,750	356
*,§	Camsing International Holding Ltd.	2,274,000	340
*	Landing International Development Ltd.	12,156,000	317
*	Glory Sun Land Group Ltd.	7,470,000	295
*	Brightoil Petroleum Holdings Ltd.	10,098,301	261
*,§	Agritrade Resources Ltd.	14,695,000	157
*,§	China Baoli Technologies Holdings Ltd.	10,554,643	135
			3,874,246
Ireland (0.2%)
	Kerry Group plc Class A	985,517	143,141
*	Kingspan Group plc	963,554	67,475
	CRH plc (XDUB)	703,023	29,897
*	Bank of Ireland Group plc	5,879,703	23,736
	Glanbia plc (XDUB)	1,259,012	15,990
*	AIB Group plc	5,061,167	10,394
*	Dalata Hotel Group plc	1,420,162	6,553
	Hibernia REIT plc	4,273,306	6,008
*	C&C Group plc (XDUB)	1,900,382	5,912
*	Irish Continental Group plc	1,012,698	5,549
*	Cairn Homes plc (XLON)	4,113,162	4,809
*	Cairn Homes plc (XDUB)	255,284	304
*	Flutter Entertainment plc (XDUB)	1,478	301
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			320,069
Israel (0.5%)
*	Nice Ltd.	400,290	113,249
*	Teva Pharmaceutical Industries Ltd.	6,258,462	60,464
	Bank Leumi Le-Israel BM	9,235,880	54,517
*	Bank Hapoalim BM	6,937,263	47,647
	Israel Discount Bank Ltd. Class A	7,439,246	28,723
	ICL Group Ltd.	4,415,797	22,541
	Elbit Systems Ltd.	155,220	20,462
	Mizrahi Tefahot Bank Ltd.	865,300	20,073
*	Tower Semiconductor Ltd.	678,708	17,643
	Azrieli Group Ltd.	234,350	14,895
*	Bezeq The Israeli Telecommunication Corp. Ltd.	13,005,938	12,929
*	Nova Measuring Instruments Ltd.	178,893	12,629
	Mivne Real Estate KD Ltd.	4,272,520	11,012
	Alony Hetz Properties & Investments Ltd.	675,955	9,462
	First International Bank Of Israel Ltd.	330,815	8,791
	Strauss Group Ltd.	259,052	7,771
*	Shikun & Binui Ltd.	1,315,357	7,692
*	Enlight Renewable Energy Ltd.	3,424,992	7,154
*	Airport City Ltd.	439,764	6,678
	Paz Oil Co. Ltd.	62,002	6,652
*	Harel Insurance Investments & Financial Services Ltd.	704,645	6,506
	Electra Ltd.	11,362	6,223
	Melisron Ltd.	110,622	6,014
*	Phoenix Holdings Ltd.	772,126	5,881
	Reit 1 Ltd.	1,155,468	5,792
	Shufersal Ltd.	711,890	5,499
	Shapir Engineering and Industry Ltd.	712,311	5,417

18

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Sapiens International Corp. NV	172,031	5,323
	Energix-Renewable Energies Ltd.	1,158,041	5,291
	Amot Investments Ltd.	930,336	5,214
	Gev-Yam Land Ltd.	608,087	4,962
*	Clal Insurance Enterprises Holdings Ltd.	307,888	4,832
	Danel Adir Yeoshua Ltd.	28,854	4,763
	Matrix IT Ltd.	199,720	4,527
*	Israel Corp. Ltd.	23,085	4,415
	Formula Systems 1985 Ltd.	49,594	4,288
*	AFI Properties Ltd.	102,711	4,206
	Maytronics Ltd.	276,774	4,167
	Hilan Ltd.	87,200	4,141
	AudioCodes Ltd.	146,624	4,039
	Isracard Ltd.	1,186,514	4,014
	Mega Or Holdings Ltd.	125,223	3,824
*	Partner Communications Co. Ltd.	663,307	3,660
*	Fattal Holdings 1998 Ltd.	32,932	3,563
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	49,231	3,449
	FIBI Holdings Ltd.	111,664	3,390
	Delek Automotive Systems Ltd.	329,995	3,101
*	Big Shopping Centers Ltd.	27,638	3,078
	Kenon Holdings Ltd.	103,829	3,059
	Gazit-Globe Ltd.	432,693	2,831
*	Menora Mivtachim Holdings Ltd.	148,621	2,791
	Sella Capital Real Estate Ltd.	1,225,601	2,770
*	Equital Ltd.	104,060	2,719
*	Cellcom Israel Ltd. (Registered)	518,250	2,562
*	Migdal Insurance & Financial Holdings Ltd.	2,121,717	2,457
*	Allot Ltd.	209,892	2,219
*	Oil Refineries Ltd.	9,323,608	2,114
	Delta Galil Industries Ltd.	56,125	1,423
	IDI Insurance Co. Ltd.	44,712	1,356
*	Delek Group Ltd.	42,096	1,315
*	Brack Capital Properties NV	14,031	1,301
*	Kamada Ltd.	191,190	1,231
	Gilat Satellite Networks Ltd.	174,451	1,139
*	Naphtha Israel Petroleum Corp. Ltd.	201,360	966
*	Teva Pharmaceutical Industries Ltd. ADR	33,295	321
			653,137
Italy (2.1%)
	Enel SPA	49,734,249	506,036
*	Intesa Sanpaolo SPA (Registered)	99,389,820	234,931
	Ferrari NV	777,529	180,342
	Eni SPA	15,860,254	165,577
	Assicurazioni Generali SPA	8,087,883	141,607
*	UniCredit SPA	13,685,240	128,223
*	Fiat Chrysler Automobiles NV	7,053,638	127,432
*	CNH Industrial NV	6,290,061	79,069
	Snam SPA	13,989,872	79,010
*	Moncler SPA	1,226,724	75,420
	Terna Rete Elettrica Nazionale SPA	8,886,147	68,283
*	FinecoBank Banca Fineco SPA	3,895,261	64,241
*	Atlantia SPA	3,145,369	56,799
*,1	Nexi SPA	2,787,734	55,474
	Prysmian SPA	1,528,783	54,414
	Exor NV	664,589	53,983
*	Mediobanca Banca di Credito Finanziario SPA	4,342,707	40,200
	Davide Campari-Milano NV	3,194,726	36,619
	Recordati Industria Chimica e Farmaceutica SPA	617,559	34,342
*	Amplifon SPA	777,079	32,300
	Telecom Italia SPA (Registered)	67,375,190	31,272
	DiaSorin SPA	143,662	29,995
[1]	Poste Italiane SPA	2,912,132	29,788
	Interpump Group SPA	511,864	25,339

19

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
[1]	Infrastrutture Wireless Italiane SPA	2,076,854	25,177
	Tenaris SA	2,986,090	24,199
*	Banco BPM SPA	9,354,242	20,755
	Telecom Italia SPA (Bearer)	39,148,992	20,399
	Italgas SPA	3,150,044	20,066
^	Leonardo SPA	2,518,406	18,204
	Azimut Holding SPA	778,281	16,915
	Reply SPA	143,717	16,826
	Hera SPA	4,467,415	16,257
	A2A SPA	9,886,591	15,847
*,^,1	Pirelli & C SPA	2,913,145	15,793
*	Unipol Gruppo SPA	3,054,891	14,680
*	Banca Mediolanum SPA	1,649,036	14,326
	De’ Longhi SPA	406,799	12,812
*	Freni Brembo SPA	927,050	12,291
*	Banca Generali SPA	357,191	11,947
*	BPER Banca	6,436,873	11,735
	Buzzi Unicem SPA	467,805	11,168
*	Cerved Group SPA	1,196,530	10,892
	Iren SPA	4,082,757	10,656
	Erg SPA	349,849	10,052
*	Astm SPA	390,270	9,840
^	Saipem SPA	3,516,600	9,546
*	Brunello Cucinelli SPA	213,898	9,340
*,1	Technogym SPA	783,873	8,873
	UnipolSai Assicurazioni SPA	3,190,744	8,461
*,^	Salvatore Ferragamo SPA	430,744	8,364
*,1	GVS SPA	447,147	8,338
[1]	Anima Holding SPA	1,681,401	7,994
*	Banca Popolare di Sondrio SCPA	2,812,652	7,589
[1]	Enav SPA	1,602,025	7,048
*,1	Banca Farmafactoring SPA	1,006,031	6,069
	Falck Renewables SPA	745,579	6,043
[1]	Carel Industries SPA	255,700	6,002
	Acea SPA	279,484	5,872
	Tamburi Investment Partners SPA	659,954	5,533
*	Autogrill SPA	793,227	5,331
*,^	Mediaset SPA	1,948,044	4,972
*,1	doValue SPA	378,678	4,466
*	Marr SPA	207,406	4,273
*	Societa Cattolica di Assicurazioni SC	748,514	4,187
	Buzzi Unicem SPA Saving Shares	258,510	4,156
[1]	RAI Way SPA	619,073	4,147
	Piaggio & C SPA	1,044,916	3,453
	Zignago Vetro SPA	195,220	3,254
	Italmobiliare SPA	86,509	3,097
*,^	Juventus Football Club SPA	3,061,424	3,041
*	CIR SPA-Compagnie Industriali	5,608,088	3,021
	Danieli & C Officine Meccaniche SPA Saving Shares	235,975	2,791
*,^	Saras SPA	3,652,320	2,664
*	Credito Emiliano SPA	493,115	2,661
	Cementir Holding NV	286,027	2,333
*,^	Maire Tecnimont SPA	1,023,867	2,297
*,^	Tod’s SPA	63,372	2,215
*,^	Banca Monte dei Paschi di Siena SPA	1,662,599	2,148
	Datalogic SPA	125,150	2,138
*	Biesse SPA	90,441	2,110
*,^	Fincantieri SPA	3,023,785	2,048
^	Webuild SPA	1,390,794	2,019
	Immobiliare Grande Distribuzione SIIQ SPA	422,008	1,868
*	Banca IFIS SPA	160,966	1,815
	Danieli & C Officine Meccaniche SPA	91,061	1,608
*	Arnoldo Mondadori Editore SPA	790,471	1,465
	DeA Capital SPA	540,849	752

20

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	518
			2,857,453
Japan (22.2%)
	Toyota Motor Corp.	15,735,270	1,214,293
	Sony Corp.	7,890,784	795,139
	SoftBank Group Corp.	9,303,966	722,314
	Keyence Corp.	1,152,374	648,230
	Shin-Etsu Chemical Co. Ltd.	2,541,924	446,148
	Nintendo Co. Ltd.	681,865	437,717
	Daiichi Sankyo Co. Ltd.	12,198,592	418,048
	Daikin Industries Ltd.	1,695,123	377,109
	Nidec Corp.	2,963,522	374,909
	Recruit Holdings Co. Ltd.	8,622,801	362,183
	Mitsubishi UFJ Financial Group Inc.	79,836,526	353,486
	Tokyo Electron Ltd.	944,557	352,851
	Murata Manufacturing Co. Ltd.	3,644,520	329,937
	KDDI Corp.	10,866,225	322,186
	Takeda Pharmaceutical Co. Ltd.	8,892,031	321,797
	Hoya Corp.	2,318,676	321,125
	Honda Motor Co. Ltd.	10,927,870	308,344
	FANUC Corp.	1,228,235	303,189
	Fast Retailing Co. Ltd.	328,278	294,360
	Sumitomo Mitsui Financial Group Inc.	8,296,320	257,171
	M3 Inc.	2,694,629	254,554
	ITOCHU Corp.	8,691,434	249,967
	Hitachi Ltd.	5,917,569	233,562
	Kao Corp.	3,004,682	232,130
	SMC Corp.	366,865	224,058
	Chugai Pharmaceutical Co. Ltd.	4,158,609	221,883
	SoftBank Corp.	17,629,291	221,283
	Tokio Marine Holdings Inc.	4,158,529	214,254
	Mizuho Financial Group Inc.	16,241,440	206,139
	Nippon Telegraph & Telephone Corp.	7,932,109	203,530
	Oriental Land Co. Ltd.	1,199,310	198,164
	Mitsui & Co. Ltd.	10,462,395	191,821
	Mitsubishi Electric Corp.	12,634,168	190,948
	Mitsubishi Corp.	7,653,567	188,675
	Astellas Pharma Inc.	11,907,453	184,372
	Terumo Corp.	4,190,614	175,362
	Fujitsu Ltd.	1,210,097	174,902
	Seven & i Holdings Co. Ltd.	4,923,467	174,343
	Denso Corp.	2,908,489	173,116
	Shiseido Co. Ltd.	2,482,581	171,855
	Central Japan Railway Co.	1,157,429	163,664
	Komatsu Ltd.	5,854,192	161,566
	Panasonic Corp.	13,641,262	159,019
	Japan Tobacco Inc.	7,575,588	154,445
	East Japan Railway Co.	2,310,587	154,152
	Kubota Corp.	7,034,352	153,684
	Olympus Corp.	6,754,188	147,875
	Aeon Co. Ltd.	4,489,533	147,285
	Sysmex Corp.	1,212,133	145,852
	Suzuki Motor Corp.	2,891,738	134,048
	Mitsui Fudosan Co. Ltd.	5,924,348	124,053
^	Canon Inc.	6,360,162	123,212
	ORIX Corp.	7,998,273	123,046
	Daiwa House Industry Co. Ltd.	4,105,351	122,063
	Bridgestone Corp.	3,692,192	121,089
	Eisai Co. Ltd.	1,690,820	120,916
	Kyocera Corp.	1,967,676	120,773
	FUJIFILM Holdings Corp.	2,257,689	119,098
	Unicharm Corp.	2,484,675	117,838
	Mitsubishi Estate Co. Ltd.	7,291,387	117,193
	Shimano Inc.	499,879	117,011

21

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	TDK Corp.	766,990	115,726
	Kirin Holdings Co. Ltd.	4,897,404	115,642
	Otsuka Holdings Co. Ltd.	2,679,362	114,801
	Secom Co. Ltd.	1,239,984	114,391
	Asahi Group Holdings Ltd.	2,685,110	110,579
	Nippon Paint Holdings Co. Ltd.	986,912	108,444
	Bandai Namco Holdings Inc.	1,246,970	107,989
	Omron Corp.	1,187,195	105,982
	Dai-ichi Life Holdings Inc.	6,797,730	102,411
	Nomura Holdings Inc.	19,307,119	102,078
	Z Holdings Corp.	16,639,198	100,688
	Nitori Holdings Co. Ltd.	476,272	99,589
	Shionogi & Co. Ltd.	1,786,928	97,694
	Sumitomo Corp.	7,177,789	95,127
	Advantest Corp.	1,254,387	93,956
	MS&AD Insurance Group Holdings Inc.	3,062,981	93,191
	NEC Corp.	1,679,728	90,218
	Japan Exchange Group Inc.	3,425,670	87,532
	Obic Co. Ltd.	427,755	85,969
	Sompo Holdings Inc.	2,104,049	85,304
	Nitto Denko Corp.	936,244	83,869
	Ono Pharmaceutical Co. Ltd.	2,736,285	82,457
	Yaskawa Electric Corp.	1,646,172	82,071
	Toyota Industries Corp.	1,022,254	81,219
	Kikkoman Corp.	1,165,999	81,150
	Asahi Kasei Corp.	7,901,475	80,991
	Nexon Co. Ltd.	2,604,821	80,372
	Toshiba Corp.	2,823,578	79,084
	Makita Corp.	1,557,494	78,119
	Sumitomo Realty & Development Co. Ltd.	2,529,263	78,085
	Subaru Corp.	3,891,492	77,865
	Daifuku Co. Ltd.	616,496	76,289
	Pan Pacific International Holdings Corp.	3,252,152	75,137
	Sekisui House Ltd.	3,659,406	74,549
	SG Holdings Co. Ltd.	2,704,748	73,748
	Sumitomo Mitsui Trust Holdings Inc.	2,335,889	72,073
	Ajinomoto Co. Inc.	3,121,045	70,722
	ENEOS Holdings Inc.	19,161,205	68,821
	Sumitomo Metal Mining Co. Ltd.	1,512,107	67,260
*	Nippon Steel Corp.	5,213,790	67,243
*	Nissan Motor Co. Ltd.	12,331,208	66,840
	Shimadzu Corp.	1,715,112	66,666
	Marubeni Corp.	9,996,031	66,598
	Japan Post Holdings Co. Ltd.	8,497,057	66,185
	Sumitomo Electric Industries Ltd.	4,808,815	63,721
	Tokyo Gas Co. Ltd.	2,705,351	62,616
	Odakyu Electric Railway Co. Ltd.	1,961,635	61,611
	West Japan Railway Co.	1,156,670	60,563
	MEIJI Holdings Co. Ltd.	856,370	60,271
	Disco Corp.	177,188	59,718
	Nomura Research Institute Ltd.	1,658,022	59,313
	Yamaha Corp.	997,788	58,794
	MISUMI Group Inc.	1,776,979	58,333
	Toyota Tsusho Corp.	1,423,396	57,600
	Toray Industries Inc.	9,679,747	57,415
	Keio Corp.	734,524	56,988
	Lasertec Corp.	484,598	56,879
	Mitsubishi Heavy Industries Ltd.	1,827,694	55,975
	Nihon M&A Center Inc.	834,288	55,792
	TOTO Ltd.	921,246	55,448
	NTT Data Corp.	4,020,881	55,039
	Yamato Holdings Co. Ltd.	2,136,778	54,558
	Nissan Chemical Corp.	861,597	54,026
	Chubu Electric Power Co. Inc.	4,463,562	53,866

22

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	MINEBEA MITSUMI Inc.	2,613,796	52,001
	Osaka Gas Co. Ltd.	2,520,482	51,664
	Rohm Co. Ltd.	526,006	50,991
	Kintetsu Group Holdings Co. Ltd.	1,146,334	50,238
	Koito Manufacturing Co. Ltd.	730,311	49,702
	Mitsubishi Chemical Holdings Corp.	8,135,227	49,286
	Rakuten Inc.	5,061,228	48,703
	Resona Holdings Inc.	13,823,079	48,391
*	Renesas Electronics Corp.	4,567,315	47,806
	Kobayashi Pharmaceutical Co. Ltd.	390,125	47,684
	Hamamatsu Photonics KK	814,516	46,602
	Hankyu Hanshin Holdings Inc.	1,395,716	46,424
	Azbil Corp.	839,004	45,895
	Kansai Electric Power Co. Inc.	4,644,690	43,930
	Asahi Intecc Co. Ltd.	1,196,466	43,701
	Taisei Corp.	1,263,999	43,606
	Daiwa Securities Group Inc.	9,553,227	43,513
	Kyowa Kirin Co. Ltd.	1,588,074	43,367
	Yakult Honsha Co. Ltd.	850,533	42,894
	Trend Micro Inc.	741,587	42,696
	CyberAgent Inc.	613,074	42,293
	Dentsu Group Inc.	1,401,197	41,702
	Sekisui Chemical Co. Ltd.	2,197,065	41,659
	T&D Holdings Inc.	3,487,663	41,255
	AGC Inc.	1,176,848	41,153
	Lion Corp.	1,609,410	38,988
	Tokyu Corp.	3,130,684	38,899
	Sumitomo Chemical Co. Ltd.	9,621,570	38,782
	Kajima Corp.	2,886,724	38,725
	Tobu Railway Co. Ltd.	1,296,630	38,661
	Daito Trust Construction Co. Ltd.	413,371	38,631
	Kansai Paint Co. Ltd.	1,234,489	38,054
	MonotaRO Co. Ltd.	746,889	37,934
	Nissin Foods Holdings Co. Ltd.	440,755	37,780
	Toho Gas Co. Ltd.	567,645	37,607
	Capcom Co. Ltd.	576,788	37,406
	Obayashi Corp.	4,299,005	37,120
	Taiyo Yuden Co. Ltd.	789,300	37,059
	Santen Pharmaceutical Co. Ltd.	2,271,193	36,887
	Yamaha Motor Co. Ltd.	1,782,209	36,377
	Lixil Corp.	1,675,694	36,340
	SBI Holdings Inc.	1,523,614	36,246
	Miura Co. Ltd.	630,382	35,193
	Otsuka Corp.	653,922	34,492
	GMO Payment Gateway Inc.	252,575	33,942
	Konami Holdings Corp.	596,747	33,577
	Hikari Tsushin Inc.	141,726	33,254
	Idemitsu Kosan Co. Ltd.	1,502,656	33,084
	Aisin Seiki Co. Ltd.	1,102,691	33,069
	Tsuruha Holdings Inc.	232,280	33,031
	Nagoya Railroad Co. Ltd.	1,243,732	32,817
	Mitsui Chemicals Inc.	1,116,666	32,802
	Nabtesco Corp.	746,560	32,769
	SUMCO Corp.	1,480,525	32,510
	Hirose Electric Co. Ltd.	213,593	32,417
	Oji Holdings Corp.	5,662,547	32,237
	JSR Corp.	1,154,706	32,196
	Ibiden Co. Ltd.	688,343	32,178
	Dai Nippon Printing Co. Ltd.	1,758,121	31,624
*	JFE Holdings Inc.	3,275,954	31,453
	Inpex Corp.	5,832,257	31,449
	Kose Corp.	183,690	31,389
	Tokyo Century Corp.	395,325	31,373
	Brother Industries Ltd.	1,507,889	31,128

23

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Isuzu Motors Ltd.	3,257,191	31,007
	TIS Inc.	1,509,924	30,953
	Takeda Pharmaceutical Co. Ltd. ADR	1,700,083	30,942
	Hoshizaki Corp.	336,431	30,893
	Yokogawa Electric Corp.	1,542,681	30,769
	Ryohin Keikaku Co. Ltd.	1,501,355	30,725
	Nippon Express Co. Ltd.	452,112	30,412
	Toho Co. Ltd. (XTKS)	719,814	30,361
	Keihan Holdings Co. Ltd.	625,214	29,975
	Keisei Electric Railway Co. Ltd.	883,764	29,915
	Square Enix Holdings Co. Ltd.	493,079	29,896
	Stanley Electric Co. Ltd.	922,900	29,772
	Fuji Electric Co. Ltd.	799,232	28,849
	Ricoh Co. Ltd.	4,329,385	28,470
	Pigeon Corp.	689,677	28,465
	Suntory Beverage & Food Ltd.	801,558	28,391
*	PeptiDream Inc.	555,591	28,261
	Toyo Suisan Kaisha Ltd.	575,518	28,009
	NH Foods Ltd.	631,148	27,799
	Tosoh Corp.	1,774,608	27,727
	USS Co. Ltd.	1,348,653	27,271
	Nippon Building Fund Inc.	4,699	27,253
	Keikyu Corp.	1,587,396	27,233
	Rinnai Corp.	233,811	27,179
	Oracle Corp. Japan	207,235	27,014
	Kurita Water Industries Ltd.	698,009	26,681
	Hisamitsu Pharmaceutical Co. Inc.	448,318	26,648
	Mitsubishi Gas Chemical Co. Inc.	1,145,280	26,336
*	Tokyo Electric Power Co. Holdings Inc.	9,946,851	26,274
	Nisshin Seifun Group Inc.	1,640,498	26,133
	Seiko Epson Corp.	1,725,053	25,635
	NGK Insulators Ltd.	1,658,036	25,620
	Hulic Co. Ltd.	2,328,200	25,611
	Toppan Printing Co. Ltd.	1,812,466	25,595
	Shimizu Corp.	3,504,892	25,513
	Kyushu Electric Power Co. Inc.	2,947,690	25,429
	Casio Computer Co. Ltd.	1,368,373	25,042
	Concordia Financial Group Ltd.	7,092,079	25,018
	Sushiro Global Holdings Ltd.	648,296	24,870
	Tohoku Electric Power Co. Inc.	3,002,880	24,783
	Yamada Holdings Co. Ltd.	4,661,024	24,764
	NSK Ltd.	2,808,902	24,445
	Mazda Motor Corp.	3,645,718	24,404
	Welcia Holdings Co. Ltd.	639,940	24,140
	Nippon Yusen KK	1,032,088	24,079
	Japan Post Insurance Co. Ltd.	1,172,698	24,045
	Bank of Kyoto Ltd.	460,449	24,007
	Japan Real Estate Investment Corp.	4,145	23,951
	THK Co. Ltd.	728,681	23,566
	Shizuoka Bank Ltd.	3,207,773	23,546
	Kuraray Co. Ltd.	2,200,687	23,431
	Marui Group Co. Ltd.	1,312,191	23,108
	Ito En Ltd.	361,231	22,874
	Koei Tecmo Holdings Co. Ltd.	373,917	22,827
	Kakaku.com Inc.	831,995	22,774
	Chugoku Electric Power Co. Inc.	1,921,804	22,553
	Sohgo Security Services Co. Ltd.	431,209	22,369
	COMSYS Holdings Corp.	717,559	22,312
	Teijin Ltd.	1,178,552	22,178
	Itochu Techno-Solutions Corp.	615,552	21,980
	Amada Co. Ltd.	1,994,726	21,950
	NOF Corp.	430,656	21,850
	Kyushu Railway Co.	1,010,874	21,808
	Denka Co. Ltd.	557,158	21,786

24

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	ANA Holdings Inc.	980,835	21,672
	Nippon Shinyaku Co. Ltd.	329,463	21,626
	Chiba Bank Ltd.	3,904,498	21,546
	Japan Post Bank Co. Ltd.	2,618,692	21,525
	Mitsui OSK Lines Ltd.	702,259	21,492
	Nippon Prologis REIT Inc.	6,810	21,275
	NGK Spark Plug Co. Ltd.	1,239,890	21,174
*	Kawasaki Heavy Industries Ltd.	931,249	21,029
	Nifco Inc.	534,403	20,958
	Asics Corp.	1,087,004	20,905
	Hakuhodo DY Holdings Inc.	1,515,772	20,828
	Matsumotokiyoshi Holdings Co. Ltd.	486,176	20,737
	Tokyu Fudosan Holdings Corp.	3,869,562	20,670
	GLP J-Reit	13,047	20,588
	Nomura Real Estate Master Fund Inc.	14,314	20,484
	Alfresa Holdings Corp.	1,111,429	20,372
	Air Water Inc.	1,134,218	20,181
	Sega Sammy Holdings Inc.	1,266,388	19,991
	Haseko Corp.	1,714,208	19,675
	Ebara Corp.	600,316	19,647
^	Showa Denko KK	916,007	19,545
^	Anritsu Corp.	874,607	19,525
	Hitachi Construction Machinery Co. Ltd.	680,388	19,346
	Persol Holdings Co. Ltd.	1,065,850	19,256
	Hitachi Metals Ltd.	1,263,029	19,203
	Nichirei Corp.	682,287	19,172
*,^	Skylark Holdings Co. Ltd.	1,225,200	18,984
	TechnoPro Holdings Inc.	228,481	18,981
	Taiheiyo Cement Corp.	749,371	18,771
	NET One Systems Co. Ltd.	529,058	18,668
	Taisho Pharmaceutical Holdings Co. Ltd.	274,983	18,542
	Fukuoka Financial Group Inc.	1,036,255	18,471
	SCREEN Holdings Co. Ltd.	249,425	18,394
	Rohto Pharmaceutical Co. Ltd.	619,883	18,373
	Iida Group Holdings Co. Ltd.	908,617	18,371
	Kyowa Exeo Corp.	650,151	18,354
	Japan Airport Terminal Co. Ltd.	296,410	17,988
	Cosmos Pharmaceutical Corp.	111,206	17,957
	Sumitomo Forestry Co. Ltd.	857,147	17,932
	Sumitomo Heavy Industries Ltd.	721,185	17,825
	Nankai Electric Railway Co. Ltd.	695,627	17,660
	House Foods Group Inc.	464,328	17,650
^	Kagome Co. Ltd.	499,570	17,631
	Nihon Kohden Corp.	472,896	17,612
*	Japan Airlines Co. Ltd.	907,402	17,499
	MediPal Holdings Corp.	926,654	17,426
	Fancl Corp.	435,528	17,386
	Tokyo Tatemono Co. Ltd.	1,266,297	17,386
	Suzuken Co. Ltd.	477,248	17,264
	Open House Co. Ltd.	468,214	17,225
	Sojitz Corp.	7,694,065	17,182
	Nippon Sanso Holdings Corp.	914,803	17,017
	Sundrug Co. Ltd.	421,870	16,861
	Iwatani Corp.	273,360	16,841
^	Tokyo Ohka Kogyo Co. Ltd.	238,603	16,762
	Mitsubishi Materials Corp.	794,211	16,731
	Alps Alpine Co. Ltd.	1,261,739	16,649
	Relo Group Inc.	666,313	16,150
	Nihon Unisys Ltd.	410,000	16,070
	Zensho Holdings Co. Ltd.	614,681	16,031
	IHI Corp.	802,930	15,986
	Nomura Real Estate Holdings Inc.	720,247	15,970
	Daiwa House REIT Investment Corp.	6,417	15,875
	Sumitomo Dainippon Pharma Co. Ltd.	1,061,204	15,684

25

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
^	Tokai Carbon Co. Ltd.	1,249,939	15,649
	Penta-Ocean Construction Co. Ltd.	1,806,511	15,552
	ZOZO Inc.	627,342	15,454
	SCSK Corp.	266,667	15,249
	Kewpie Corp.	690,435	15,201
	Japan Retail Fund Investment Corp.	8,346	15,189
	K’s Holdings Corp.	1,085,582	15,126
	Sugi Holdings Co. Ltd.	225,799	15,083
	Justsystems Corp.	215,962	15,002
	Sharp Corp.	985,911	14,980
	BayCurrent Consulting Inc.	85,148	14,943
	Goldwin Inc.	226,174	14,941
	Zenkoku Hosho Co. Ltd.	323,010	14,797
	Shimamura Co. Ltd.	139,231	14,630
	Electric Power Development Co. Ltd.	1,055,605	14,567
	Hino Motors Ltd.	1,703,974	14,546
	Sanwa Holdings Corp.	1,244,697	14,535
	Horiba Ltd.	245,262	14,405
	Calbee Inc.	477,706	14,400
	Ezaki Glico Co. Ltd.	326,743	14,367
	Lawson Inc.	305,493	14,216
	SHO-BOND Holdings Co. Ltd.	291,604	14,170
	Nishi-Nippon Railroad Co. Ltd.	479,146	14,145
	Mabuchi Motor Co. Ltd.	324,214	14,142
	Shinsei Bank Ltd.	1,141,045	14,096
	GS Yuasa Corp.	486,366	13,997
	Coca-Cola Bottlers Japan Holdings Inc.	889,830	13,899
	Orix JREIT Inc.	8,394	13,886
	Ship Healthcare Holdings Inc.	249,136	13,876
	Aozora Bank Ltd.	749,581	13,860
	Takara Holdings Inc.	1,102,098	13,792
	Toyoda Gosei Co. Ltd.	475,203	13,788
	Fuji Corp.	512,707	13,514
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,813,632	13,511
	Yamazaki Baking Co. Ltd.	807,300	13,483
	As One Corp.	78,415	13,412
	Zeon Corp.	927,580	13,325
^	DIC Corp.	521,475	13,186
	Ulvac Inc.	305,902	13,115
	Isetan Mitsukoshi Holdings Ltd.	2,207,471	13,089
	Kinden Corp.	803,544	13,085
	Nikon Corp.	2,059,313	13,010
	JGC Holdings Corp.	1,385,498	12,977
	Seibu Holdings Inc.	1,312,431	12,874
	Mitsui Mining & Smelting Co. Ltd.	349,758	12,855
	Kaneka Corp.	362,693	12,707
	Morinaga Milk Industry Co. Ltd.	256,644	12,646
	Mebuki Financial Group Inc.	6,407,862	12,626
	Aeon Mall Co. Ltd.	762,891	12,600
	J Front Retailing Co. Ltd.	1,587,647	12,592
	Tsumura & Co.	417,850	12,568
	Infomart Corp.	1,315,796	12,566
^	Mitsubishi Logistics Corp.	418,028	12,539
	FP Corp.	297,544	12,506
	Nippon Gas Co. Ltd.	232,449	12,472
	Seino Holdings Co. Ltd.	877,553	12,384
	Advance Residence Investment Corp.	4,115	12,341
	SMS Co. Ltd.	321,803	12,340
*	Park24 Co. Ltd.	696,589	12,121
	Daicel Corp.	1,643,353	12,012
	Japan Steel Works Ltd.	400,324	11,958
	Sotetsu Holdings Inc.	498,584	11,956
	Sankyu Inc.	315,594	11,934
	Kamigumi Co. Ltd.	647,591	11,830

26

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Ube Industries Ltd.	647,444	11,766
	United Urban Investment Corp.	9,467	11,720
	Aica Kogyo Co. Ltd.	336,870	11,661
	Tokyo Seimitsu Co. Ltd.	244,152	11,488
	Nippon Shokubai Co. Ltd.	202,896	11,378
	Credit Saison Co. Ltd.	987,561	11,370
	Jeol Ltd.	240,048	11,333
	Japan Elevator Service Holdings Co. Ltd.	443,200	11,287
^	Nippon Electric Glass Co. Ltd.	514,570	11,272
	Rengo Co. Ltd.	1,342,901	11,256
	Benefit One Inc.	379,804	11,243
	JTEKT Corp.	1,445,387	11,224
	Sawai Pharmaceutical Co. Ltd.	245,307	11,133
	Industrial & Infrastructure Fund Investment Corp.	6,023	11,120
	Konica Minolta Inc.	2,898,198	11,098
	Ain Holdings Inc.	178,119	11,004
	PALTAC Corp.	202,007	10,996
	ADEKA Corp.	628,147	10,984
	Iyo Bank Ltd.	1,747,344	10,977
*,^	RENOVA Inc.	282,200	10,866
	GMO internet Inc.	376,297	10,805
	Fujitec Co. Ltd.	498,720	10,775
*	Kawasaki Kisen Kaisha Ltd.	520,559	10,688
	Dowa Holdings Co. Ltd.	294,271	10,667
	DeNA Co. Ltd.	598,888	10,661
	OKUMA Corp.	189,321	10,619
	Mani Inc.	386,989	10,556
	Bic Camera Inc.	946,615	10,520
	Furukawa Electric Co. Ltd.	389,557	10,519
*	Hirogin Holdings Inc.	1,861,835	10,484
	Acom Co. Ltd.	2,441,669	10,425
	Amano Corp.	433,295	10,379
	Toyo Seikan Group Holdings Ltd.	946,246	10,363
	Daiwabo Holdings Co. Ltd.	115,456	10,278
*	Kobe Steel Ltd.	1,913,304	10,244
	TS Tech Co. Ltd.	328,349	10,141
	cocokara fine Inc.	136,683	10,095
	Daio Paper Corp.	519,854	10,093
	Nagase & Co. Ltd.	688,698	10,066
	Katitas Co. Ltd.	311,078	10,038
	Mirait Holdings Corp.	583,614	10,015
	Yokohama Rubber Co. Ltd.	672,014	10,011
	Sumitomo Rubber Industries Ltd.	1,156,319	9,949
	Kenedix Inc.	1,365,640	9,944
	JAFCO Group Co. ltd	198,492	9,919
	Kyushu Financial Group Inc.	2,410,099	9,898
^	DMG Mori Co. Ltd.	648,403	9,890
	Toyo Tire Corp.	648,485	9,869
	Nippon Kayaku Co. Ltd.	1,057,079	9,813
	Toda Corp.	1,479,636	9,801
	Tokuyama Corp.	434,783	9,788
	NSD Co. Ltd.	451,908	9,749
	Fujitsu General Ltd.	357,833	9,704
	Menicon Co. Ltd.	159,513	9,675
^	Pola Orbis Holdings Inc.	474,591	9,637
	Shinko Electric Industries Co. Ltd.	419,197	9,596
*	SHIFT Inc.	69,000	9,562
	Hachijuni Bank Ltd.	2,865,567	9,546
	Kadokawa Corp.	260,618	9,473
	Morinaga & Co. Ltd.	251,241	9,451
	OSG Corp.	492,318	9,426
	Daido Steel Co. Ltd.	225,371	9,422
	Yaoko Co. Ltd.	135,265	9,421
	Sekisui House Reit Inc.	12,813	9,325

27

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Activia Properties Inc.	2,203	9,310
^	Japan Prime Realty Investment Corp.	2,806	9,307
	Toagosei Co. Ltd.	782,421	9,197
	Systena Corp.	434,640	9,126
	ABC-Mart Inc.	164,082	9,123
	Izumi Co. Ltd.	250,753	9,086
	Ushio Inc.	696,578	9,074
	H.U. Group Holdings Inc.	336,065	9,056
	Nippo Corp.	328,734	9,007
	IR Japan Holdings Ltd.	55,800	8,940
	Daiichikosho Co. Ltd.	256,136	8,862
	AEON Financial Service Co. Ltd.	737,928	8,850
	Chugoku Bank Ltd.	1,093,775	8,778
	Kusuri no Aoki Holdings Co. Ltd.	100,904	8,776
	Benesse Holdings Inc.	447,549	8,744
	Maruichi Steel Tube Ltd.	394,470	8,738
	Shochiku Co. Ltd.	63,691	8,734
	Nipro Corp.	741,666	8,734
	Seven Bank Ltd.	4,103,596	8,675
	Outsourcing Inc.	645,273	8,675
	Nippon Accommodations Fund Inc.	1,536	8,634
	Kobe Bussan Co. Ltd.	278,692	8,563
	Fukuyama Transporting Co. Ltd.	202,969	8,555
	Digital Garage Inc.	204,095	8,433
	Hazama Ando Corp.	1,206,196	8,423
	Nichias Corp.	352,451	8,394
	LaSalle Logiport REIT	5,189	8,373
	Takuma Co. Ltd.	467,448	8,355
*	Mitsubishi Motors Corp.	3,963,820	8,340
	JCR Pharmaceuticals Co. Ltd.	352,564	8,339
	Yamaguchi Financial Group Inc.	1,472,701	8,314
	Fuji Oil Holdings Inc.	289,532	8,281
	Asahi Holdings Inc.	232,124	8,254
	Ariake Japan Co. Ltd.	114,295	8,225
	Gunma Bank Ltd.	2,656,640	8,205
	Kenedix Office Investment Corp.	1,206	8,188
	Kaken Pharmaceutical Co. Ltd.	211,104	8,158
	Topcon Corp.	655,380	8,156
	Inaba Denki Sangyo Co. Ltd.	332,416	8,148
	Kureha Corp.	115,100	8,128
	Mitsui Fudosan Logistics Park Inc.	1,599	8,110
	Japan Logistics Fund Inc.	2,745	8,102
	Meitec Corp.	155,534	8,088
	CKD Corp.	376,389	8,068
	Fuyo General Lease Co. Ltd.	121,191	8,028
	Mizuho Leasing Co. Ltd.	265,054	7,992
	Kyudenko Corp.	246,159	7,950
	Takara Bio Inc.	293,612	7,890
	Nitto Boseki Co. Ltd.	176,653	7,796
*	Fujikura Ltd.	1,687,536	7,784
	NOK Corp.	721,719	7,762
	Hokuhoku Financial Group Inc.	815,316	7,757
	Heiwa Real Estate Co. Ltd.	214,196	7,751
	Wacom Co. Ltd.	918,430	7,704
^	Sapporo Holdings Ltd.	397,824	7,687
	Takashimaya Co. Ltd.	892,174	7,678
	Sankyo Co. Ltd.	283,404	7,668
^	Yoshinoya Holdings Co. Ltd.	407,126	7,528
	Toyobo Co. Ltd.	559,308	7,487
	Maeda Corp.	840,900	7,484
	NEC Networks & System Integration Corp.	431,279	7,457
	TOKAI Holdings Corp.	749,040	7,453
	Cosmo Energy Holdings Co. Ltd.	416,299	7,418
	Milbon Co. Ltd.	115,925	7,386

28

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	DCM Holdings Co. Ltd.	642,448	7,344
	Kokuyo Co. Ltd.	541,477	7,336
	Japan Hotel REIT Investment Corp.	14,263	7,334
	Elecom Co. Ltd.	141,739	7,320
	Daiseki Co. Ltd.	245,858	7,219
^	Tokyo Dome Corp.	572,586	7,210
	Duskin Co. Ltd.	258,604	7,206
	Lintec Corp.	320,740	7,092
*	NTN Corp.	2,752,187	7,090
	Wacoal Holdings Corp.	349,210	7,033
	Nippon Paper Industries Co. Ltd.	606,288	7,021
	Nippon Suisan Kaisha Ltd.	1,696,733	7,013
	Trusco Nakayama Corp.	248,347	6,981
	Hokuriku Electric Power Co.	1,069,064	6,975
	Sumitomo Bakelite Co. Ltd.	202,206	6,973
	NHK Spring Co. Ltd.	1,012,840	6,946
	Sakata Seed Corp.	200,094	6,939
	Toei Co. Ltd.	42,357	6,934
	Internet Initiative Japan Inc.	351,256	6,921
	Nippon Light Metal Holdings Co. Ltd.	372,679	6,918
	TKC Corp.	92,024	6,909
	Japan Lifeline Co. Ltd.	432,477	6,825
	Mori Hills REIT Investment Corp.	4,923	6,789
	Fuji Kyuko Co. Ltd.	145,087	6,773
	Glory Ltd.	331,342	6,692
	Canon Marketing Japan Inc.	292,352	6,681
	Fuji Soft Inc.	133,278	6,668
	Sumitomo Osaka Cement Co. Ltd.	227,294	6,651
	Nikkon Holdings Co. Ltd.	331,529	6,647
	Nishimatsu Construction Co. Ltd.	324,061	6,646
	Senko Group Holdings Co. Ltd.	677,969	6,612
	OBIC Business Consultants Co. Ltd.	93,932	6,488
	Valor Holdings Co. Ltd.	252,809	6,482
	Taiyo Holdings Co. Ltd.	109,199	6,472
	Hitachi Capital Corp.	267,226	6,466
	Kanematsu Corp.	516,989	6,456
*,^	Change Inc.	188,800	6,453
	Shikoku Electric Power Co. Inc.	988,076	6,451
	Tri Chemical Laboratories Inc.	39,751	6,429
	Hanwa Co. Ltd.	238,964	6,417
	AEON REIT Investment Corp.	4,960	6,350
	Toyota Boshoku Corp.	390,498	6,342
	Pilot Corp.	225,544	6,338
	Nisshinbo Holdings Inc.	864,326	6,316
	Shiga Bank Ltd.	307,054	6,288
	Tadano Ltd.	729,663	6,255
	Kotobuki Spirits Co. Ltd.	120,064	6,250
	JINS Holdings Inc.	93,609	6,158
	77 Bank Ltd.	450,466	6,147
	Hitachi Transport System Ltd.	206,164	6,143
	Nihon Parkerizing Co. Ltd.	589,207	6,112
	Nishi-Nippon Financial Holdings Inc.	951,947	6,098
	Shoei Co. Ltd.	150,636	6,057
	NS Solutions Corp.	204,902	6,036
	Sanken Electric Co. Ltd.	138,761	6,030
	Daishi Hokuetsu Financial Group Inc.	277,812	5,990
	Daihen Corp.	122,971	5,990
	Mochida Pharmaceutical Co. Ltd.	157,322	5,986
	Resorttrust Inc.	417,031	5,967
	Prima Meat Packers Ltd.	186,740	5,920
	KH Neochem Co. Ltd.	223,077	5,917
	Takasago Thermal Engineering Co. Ltd.	389,731	5,916
	Yamato Kogyo Co. Ltd.	220,315	5,892
	Kiyo Bank Ltd.	409,816	5,869

29

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Paramount Bed Holdings Co. Ltd.	128,514	5,868
	Toho Holdings Co. Ltd.	332,303	5,842
	Macnica Fuji Electronics Holdings Inc.	296,898	5,840
	en-japan Inc.	193,500	5,813
	Maruwa Co. Ltd.	51,144	5,752
	Okumura Corp.	231,180	5,721
	Kyoritsu Maintenance Co. Ltd.	153,251	5,715
	Hitachi Zosen Corp.	1,030,738	5,701
	Digital Arts Inc.	61,624	5,682
^	Colowide Co. Ltd.	356,835	5,653
	Kansai Mirai Financial Group Inc.	1,165,153	5,647
	Frontier Real Estate Investment Corp.	1,455	5,634
	Megmilk Snow Brand Co. Ltd.	262,216	5,609
	Comforia Residential REIT Inc.	1,946	5,607
	Kandenko Co. Ltd.	661,668	5,605
	Meidensha Corp.	248,529	5,604
	Kumagai Gumi Co. Ltd.	221,698	5,590
	Nojima Corp.	203,614	5,585
	Iriso Electronics Co. Ltd.	128,877	5,578
	Joyful Honda Co. Ltd.	389,085	5,577
	Nichiha Corp.	176,714	5,572
	Daiwa Securities Living Investments Corp.	5,982	5,553
	EDION Corp.	545,623	5,548
	Daiwa Office Investment Corp.	871	5,537
	Kumiai Chemical Industry Co. Ltd.	612,799	5,524
	Toshiba TEC Corp.	152,301	5,502
	Hulic Reit Inc.	3,684	5,500
	Central Glass Co. Ltd.	251,961	5,494
	Kenedix Residential Next Investment Corp.	2,985	5,485
	Itoham Yonekyu Holdings Inc.	837,088	5,464
*	UT Group Co. Ltd.	175,300	5,457
	Tsubakimoto Chain Co.	207,098	5,446
	Sangetsu Corp.	361,220	5,436
	Mitsui High-Tec Inc.	143,943	5,415
^	Maruwa Unyu Kikan Co. Ltd.	249,864	5,333
	Starts Corp. Inc.	191,440	5,326
	Anicom Holdings Inc.	509,196	5,321
	Kintetsu World Express Inc.	221,972	5,272
	Tokai Rika Co. Ltd.	309,887	5,245
	Awa Bank Ltd.	229,755	5,213
	Create SD Holdings Co. Ltd.	138,337	5,193
	DTS Corp.	251,734	5,192
	Matsui Securities Co. Ltd.	659,250	5,178
	JCU Corp.	133,781	5,161
	Takeuchi Manufacturing Co. Ltd.	218,497	5,160
	Earth Corp.	91,391	5,155
	Ichibanya Co. Ltd.	103,172	5,155
	Autobacs Seven Co. Ltd.	371,157	5,143
	Raito Kogyo Co. Ltd.	291,744	5,133
	Fuji Seal International Inc.	262,030	5,127
	GungHo Online Entertainment Inc.	225,760	5,055
	Tomy Co. Ltd.	572,497	5,053
	Invincible Investment Corp.	15,585	5,017
	Maruha Nichiro Corp.	231,984	4,995
	Premier Investment Corp.	4,036	4,993
	Arcs Co. Ltd.	221,419	4,989
	Japan Material Co. Ltd.	362,290	4,979
	Ogaki Kyoritsu Bank Ltd.	244,269	4,967
^	NIPPON REIT Investment Corp.	1,380	4,965
	Kohnan Shoji Co. Ltd.	158,494	4,938
	Nichicon Corp.	387,675	4,912
	Komeri Co. Ltd.	173,713	4,911
	Japan Excellent Inc.	3,959	4,911
	Sanrio Co. Ltd.	357,456	4,893

30

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Zojirushi Corp.	273,177	4,888
	Nippon Soda Co. Ltd.	163,622	4,867
	Nippon Flour Mills Co. Ltd.	311,504	4,865
	ASKUL Corp.	130,059	4,853
	MCUBS MidCity Investment Corp	5,285	4,819
	Taikisha Ltd.	183,418	4,818
	Mitsubishi Logisnext Co. Ltd.	416,391	4,787
	Citizen Watch Co. Ltd.	1,667,761	4,762
	Funai Soken Holdings Inc.	194,432	4,758
	San-A Co. Ltd.	112,483	4,757
	Fujimi Inc.	124,942	4,745
	Prestige International Inc.	535,328	4,737
	Totetsu Kogyo Co. Ltd.	177,737	4,704
	Nachi-Fujikoshi Corp.	112,985	4,696
	Makino Milling Machine Co. Ltd.	129,140	4,674
	Heiwa Corp.	338,479	4,670
	Oki Electric Industry Co. Ltd.	524,953	4,642
	Toyo Ink SC Holdings Co. Ltd.	242,033	4,635
	Kato Sangyo Co. Ltd.	136,234	4,618
	San-In Godo Bank Ltd.	966,303	4,616
	Nippon Densetsu Kogyo Co. Ltd.	223,107	4,615
	Atom Corp.	542,225	4,576
	Okamura Corp.	510,909	4,575
	MOS Food Services Inc.	161,540	4,569
	Ai Holdings Corp.	224,885	4,533
	Nagaileben Co. Ltd.	158,356	4,531
	Information Services International-Dentsu Ltd.	149,130	4,518
	Tocalo Co. Ltd.	328,616	4,515
	KYORIN Holdings Inc.	239,839	4,514
	Takara Standard Co. Ltd.	306,721	4,513
	Showa Sangyo Co. Ltd.	152,284	4,492
	Solasto Corp.	289,371	4,485
	Japan Aviation Electronics Industry Ltd.	291,813	4,479
	Saibu Gas Co. Ltd.	148,432	4,473
*	Aiful Corp.	1,859,344	4,471
	Fujimori Kogyo Co. Ltd.	96,330	4,457
*	M&A Capital Partners Co. Ltd.	77,678	4,454
	Tokyu REIT Inc.	2,805	4,451
	Mitsubishi Estate Logistics REIT Investment Corp.	1,065	4,443
	Strike Co. Ltd.	89,032	4,428
	Fuso Chemical Co. Ltd.	122,637	4,422
	Hogy Medical Co. Ltd.	135,875	4,422
	ZERIA Pharmaceutical Co. Ltd.	239,771	4,421
	Musashi Seimitsu Industry Co. Ltd.	277,812	4,419
	Shibuya Corp.	128,351	4,407
*	Grace Technology Inc.	65,673	4,406
	Axial Retailing Inc.	90,137	4,390
	Tsugami Corp.	289,384	4,383
	Sumitomo Warehouse Co. Ltd.	339,012	4,343
	Eizo Corp.	122,967	4,340
	eGuarantee Inc.	198,800	4,333
	Tokyotokeiba Co. Ltd.	95,243	4,323
	MCJ Co. Ltd.	401,448	4,315
	Morita Holdings Corp.	253,322	4,310
	Nisshin Oillio Group Ltd.	145,639	4,286
	Noevir Holdings Co. Ltd.	96,417	4,273
	Life Corp.	123,501	4,265
	eRex Co. Ltd.	210,992	4,254
	Yamazen Corp.	424,223	4,251
	Seiren Co. Ltd.	279,976	4,240
	Topre Corp.	275,146	4,222
	Nishimatsuya Chain Co. Ltd.	293,556	4,216
	Kissei Pharmaceutical Co. Ltd.	193,470	4,201
	Transcosmos Inc.	165,891	4,195

31

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Infocom Corp.	127,575	4,191
	Kenedix Retail REIT Corp.	1,712	4,178
	Yokogawa Bridge Holdings Corp.	196,521	4,159
	Hokkaido Electric Power Co. Inc.	1,138,820	4,152
*	Descente Ltd.	239,437	4,139
^	Keihanshin Building Co. Ltd.	227,749	4,112
	Kameda Seika Co. Ltd.	86,796	4,075
	Tokai Tokyo Financial Holdings Inc.	1,375,916	4,072
	Heiwado Co. Ltd.	189,399	4,070
	Mori Trust Sogo Reit Inc.	3,154	4,068
	Invesco Office J-Reit Inc.	27,713	4,068
	Orient Corp.	3,611,944	4,064
	Monex Group Inc.	1,084,086	4,063
	Juroku Bank Ltd.	222,868	4,059
	Sumitomo Mitsui Construction Co. Ltd.	966,068	4,014
	Nomura Co. Ltd.	483,380	3,999
	Dexerials Corp.	305,258	3,997
	Hirata Corp.	53,202	3,988
	Eiken Chemical Co. Ltd.	199,891	3,985
	Sanki Engineering Co. Ltd.	338,406	3,982
	Suruga Bank Ltd.	1,194,419	3,922
	Kanamoto Co. Ltd.	181,931	3,912
	Ohsho Food Service Corp.	69,528	3,904
	Comture Corp.	137,300	3,888
	SKY Perfect JSAT Holdings Inc.	789,003	3,887
	BML Inc.	124,881	3,881
	United Super Markets Holdings Inc.	353,989	3,874
	TBS Holdings Inc.	219,779	3,865
	S Foods Inc.	117,776	3,845
	Hyakugo Bank Ltd.	1,327,352	3,839
	Rorze Corp.	59,010	3,825
	Ichigo Inc.	1,266,709	3,816
	FCC Co. Ltd.	219,560	3,801
	Japan Wool Textile Co. Ltd.	392,337	3,798
^	Cybozu Inc.	151,766	3,794
	Hokkoku Bank Ltd.	149,252	3,791
	Okinawa Electric Power Co. Inc.	279,787	3,763
	Kura Sushi Inc.	61,725	3,750
	San-Ai Oil Co. Ltd.	345,419	3,748
	Mandom Corp.	227,101	3,741
	Inabata & Co. Ltd.	267,033	3,737
	Token Corp.	47,000	3,728
	Optex Group Co. Ltd.	203,501	3,726
	Arata Corp.	78,378	3,725
	Yokowo Co. Ltd.	123,730	3,724
	Daibiru Corp.	293,813	3,723
	Aruhi Corp.	211,613	3,718
	Toridoll Holdings Corp.	276,902	3,716
	Mitsubishi Pencil Co. Ltd.	277,696	3,706
	Okasan Securities Group Inc.	1,017,062	3,700
	North Pacific Bank Ltd.	1,746,766	3,696
	Giken Ltd.	88,532	3,663
	Nikkiso Co. Ltd.	375,146	3,655
	Sekisui Jushi Corp.	172,520	3,648
	KOMEDA Holdings Co. Ltd.	201,616	3,647
	Mitsuuroko Group Holdings Co. Ltd.	279,659	3,618
	Daiho Corp.	102,388	3,615
	Monogatari Corp.	29,587	3,605
	H2O Retailing Corp.	531,851	3,605
	Maeda Road Construction Co. Ltd.	214,126	3,592
	Shizuoka Gas Co. Ltd.	357,806	3,588
	Maeda Kosen Co. Ltd.	136,228	3,582
	Bank of Okinawa Ltd.	134,751	3,580
	Nissha Co. Ltd.	245,193	3,564

32

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
^	Pressance Corp.	205,106	3,534
	Adastria Co. Ltd.	175,249	3,519
	Sanyo Chemical Industries Ltd.	65,725	3,514
	Japan Petroleum Exploration Co. Ltd.	192,805	3,509
	Dip Corp.	131,147	3,504
	Yodogawa Steel Works Ltd.	171,063	3,497
	Raiznext Corp.	293,438	3,489
	Heiwa Real Estate REIT Inc.	2,793	3,485
*,^	HIS Co. Ltd.	222,364	3,453
	Max Co. Ltd.	246,201	3,437
	Chudenko Corp.	160,616	3,435
	Okamoto Industries Inc.	89,489	3,433
	Nissin Electric Co. Ltd.	289,743	3,432
	Tokyo Steel Manufacturing Co. Ltd.	529,154	3,428
*,^	Create Restaurants Holdings Inc.	568,848	3,424
	Gree Inc.	583,243	3,421
	Fukuoka REIT Corp.	2,302	3,418
^	Hoshino Resorts REIT Inc.	700	3,417
	Round One Corp.	378,858	3,409
	Nanto Bank Ltd.	201,559	3,408
	Restar Holdings Corp.	157,432	3,393
	Belc Co. Ltd.	55,992	3,385
	Shibaura Machine Co. Ltd.	147,964	3,383
	UACJ Corp.	184,183	3,381
*	Raksul Inc.	78,200	3,377
	Hokuetsu Corp.	849,243	3,376
	Hosiden Corp.	348,891	3,362
	Belluna Co. Ltd.	303,977	3,348
^	Broadleaf Co. Ltd.	505,947	3,346
	Gunze Ltd.	102,603	3,344
	Nippon Steel Trading Corp.	92,108	3,338
*,^	Optim Corp.	121,848	3,317
	Nitto Kogyo Corp.	167,177	3,316
*	euglena Co. Ltd.	440,835	3,311
	Maruzen Showa Unyu Co. Ltd.	97,727	3,299
	Trancom Co. Ltd.	38,035	3,292
	Nippon Ceramic Co. Ltd.	116,831	3,288
	Bell System24 Holdings Inc.	209,035	3,281
	Osaka Soda Co. Ltd.	123,986	3,275
	Yuasa Trading Co. Ltd.	101,634	3,269
	Nippon Signal Company Ltd.	357,241	3,261
	Star Micronics Co. Ltd.	202,966	3,260
	V Technology Co. Ltd.	56,772	3,241
	Bunka Shutter Co. Ltd.	342,148	3,230
	Nippon Seiki Co. Ltd.	284,601	3,225
	Nissan Shatai Co. Ltd.	386,599	3,212
	Towa Corp.	156,647	3,197
	Aida Engineering Ltd.	340,900	3,196
^	Teikoku Sen-I Co. Ltd.	137,833	3,195
^	SAMTY Co. Ltd.	183,000	3,190
	Noritz Corp.	204,055	3,189
	Ringer Hut Co. Ltd.	145,189	3,172
	Mitsui-Soko Holdings Co. Ltd.	141,531	3,161
	Kanematsu Electronics Ltd.	78,559	3,161
	Riken Keiki Co. Ltd.	106,161	3,158
*	Maxell Holdings Ltd.	252,774	3,154
	Kitz Corp.	517,844	3,151
	Chugoku Marine Paints Ltd.	312,166	3,147
	Siix Corp.	209,361	3,136
	Kisoji Co. Ltd.	134,434	3,130
	Relia Inc.	252,030	3,129
	Osaka Organic Chemical Industry Ltd.	100,600	3,124
	Global One Real Estate Investment Corp.	3,070	3,120
	Megachips Corp.	114,220	3,119

33

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Sato Holdings Corp.	143,552	3,103
	YA-MAN Ltd.	170,677	3,096
	Fuji Media Holdings Inc.	289,587	3,091
	Yellow Hat Ltd.	189,364	3,084
	Shima Seiki Manufacturing Ltd.	181,717	3,083
	METAWATER Co. Ltd.	136,696	3,078
	Noritsu Koki Co. Ltd.	129,963	3,068
	Keiyo Bank Ltd.	758,037	3,068
	TechMatrix Corp.	147,000	3,058
	Joshin Denki Co. Ltd.	115,487	3,052
	Towa Pharmaceutical Co. Ltd.	163,585	3,036
	Sakata INX Corp.	267,995	3,012
	Shinmaywa Industries Ltd.	350,939	3,009
	Fukushima Galilei Co. Ltd.	69,160	3,006
	ValueCommerce Co. Ltd.	96,800	3,002
	Nohmi Bosai Ltd.	137,477	3,001
	Musashino Bank Ltd.	205,140	2,978
	Pacific Industrial Co. Ltd.	285,238	2,972
	Tsukishima Kikai Co. Ltd.	219,262	2,962
	Elan Corp.	201,600	2,932
	Aeon Delight Co. Ltd.	112,120	2,921
	Argo Graphics Inc.	93,000	2,918
	COLOPL Inc.	294,066	2,912
*,^	Royal Holdings Co. Ltd.	163,034	2,910
^	Nextage Co. Ltd.	226,298	2,905
	Curves Holdings Co. Ltd.	386,189	2,890
	Nissei ASB Machine Co. Ltd.	50,486	2,886
	Itochu Enex Co. Ltd.	292,653	2,884
	Sanyo Denki Co. Ltd.	53,402	2,877
	Saizeriya Co. Ltd.	155,050	2,869
	Nichi-iko Pharmaceutical Co. Ltd.	303,179	2,868
*	KYB Corp.	124,899	2,862
^	GMO GlobalSign Holdings KK	33,330	2,858
	Daikyonishikawa Corp.	352,441	2,850
	Idec Corp.	161,127	2,848
	Japan Securities Finance Co. Ltd.	543,695	2,842
^	Tsubaki Nakashima Co. Ltd.	257,970	2,812
	Media Do Co. Ltd.	39,011	2,806
	Jaccs Co. Ltd.	158,021	2,802
	Oiles Corp.	177,902	2,798
	Hamakyorex Co. Ltd.	98,344	2,797
	DyDo Group Holdings Inc.	53,798	2,795
*,^	Chiyoda Corp.	1,013,634	2,787
	Sakai Moving Service Co. Ltd.	55,008	2,783
	Hiday Hidaka Corp.	165,209	2,779
	T Hasegawa Co. Ltd.	131,915	2,777
	Aomori Bank Ltd.	118,514	2,763
	Inageya Co. Ltd.	156,132	2,758
^	Shoei Foods Corp.	78,978	2,749
	Wakita & Co. Ltd.	268,194	2,744
	Daito Pharmaceutical Co. Ltd.	75,622	2,730
	Ichigo Office REIT Investment Corp.	3,773	2,725
	TOMONY Holdings Inc.	897,327	2,718
	Ryosan Co. Ltd.	150,027	2,716
	Miroku Jyoho Service Co. Ltd.	133,534	2,711
	Nitta Corp.	125,180	2,708
	Arcland Sakamoto Co. Ltd.	162,985	2,706
	Kaga Electronics Co. Ltd.	116,480	2,699
	Nippon Road Co. Ltd.	36,104	2,696
^	Medical Data Vision Co. Ltd.	97,708	2,689
	Zenrin Co. Ltd.	219,030	2,683
*,^	Nippon Sheet Glass Co. Ltd.	580,805	2,682
	Obara Group Inc.	70,117	2,676
	Konishi Co. Ltd.	164,775	2,675

34

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Doshisha Co. Ltd.	141,585	2,674
	SBS Holdings Inc.	105,500	2,674
	YAMABIKO Corp.	211,544	2,660
	Fujibo Holdings Inc.	71,143	2,656
	Fujicco Co. Ltd.	136,482	2,650
	Bank of Nagoya Ltd.	106,980	2,649
	Yokohama Reito Co. Ltd.	314,829	2,632
	Tamura Corp.	472,966	2,627
	Hankyu Hanshin REIT Inc.	2,113	2,615
	Koa Corp.	182,558	2,615
	GLOBERIDE Inc.	63,800	2,599
^	Taiko Pharmaceutical Co. Ltd.	165,991	2,595
^	S-Pool Inc.	354,485	2,589
	Fukui Bank Ltd.	139,419	2,565
^	Nippon Carbon Co. Ltd.	66,836	2,559
	Dai-Dan Co. Ltd.	88,476	2,553
	Torii Pharmaceutical Co. Ltd.	81,552	2,547
	Toppan Forms Co. Ltd.	246,477	2,529
	Tokushu Tokai Paper Co. Ltd.	52,171	2,524
	Hosokawa Micron Corp.	40,942	2,523
	ESPEC Corp.	125,889	2,523
	KFC Holdings Japan Ltd.	88,033	2,514
	Ryoyo Electro Corp.	81,236	2,503
^	Micronics Japan Co. Ltd.	198,689	2,501
	Ricoh Leasing Co. Ltd.	83,811	2,498
	Kyokuto Kaihatsu Kogyo Co. Ltd.	183,486	2,497
	Yondoshi Holdings Inc.	128,906	2,495
	Hokuto Corp.	123,254	2,494
	Organo Corp.	41,829	2,489
	RS Technologies Co. Ltd.	45,054	2,486
	Chofu Seisakusho Co. Ltd.	123,063	2,484
	Seikagaku Corp.	251,746	2,483
	Plenus Co. Ltd.	146,658	2,481
	Noritake Co. Ltd.	85,293	2,477
	Yamashin-Filter Corp.	225,526	2,468
	T-Gaia Corp.	130,361	2,448
	Zuken Inc.	86,504	2,424
	Tonami Holdings Co. Ltd.	41,839	2,421
	Toho Bank Ltd.	1,198,925	2,420
	Shikoku Chemicals Corp.	207,858	2,420
	United Arrows Ltd.	162,833	2,415
	Senshu Ikeda Holdings Inc.	1,678,019	2,409
	Hyakujushi Bank Ltd.	165,660	2,387
	Mitsubishi Shokuhin Co. Ltd.	85,895	2,381
	Japan Pulp & Paper Co. Ltd.	67,515	2,376
	Doutor Nichires Holdings Co. Ltd.	165,091	2,374
	SWCC Showa Holdings Co. Ltd.	139,196	2,370
	Nippon Koei Co. Ltd.	85,789	2,361
	Furukawa Co. Ltd.	197,975	2,354
	Fuji Co. Ltd.	124,103	2,354
	Enplas Corp.	62,043	2,348
	TPR Co. Ltd.	170,723	2,345
	Star Asia Investment Corp.	4,786	2,341
	Avex Inc.	210,301	2,333
	Marudai Food Co. Ltd.	141,706	2,325
	ARTERIA Networks Corp.	159,800	2,317
	Sumitomo Densetsu Co. Ltd.	90,777	2,312
	Exedy Corp.	187,151	2,299
	Daiichi Jitsugyo Co. Ltd.	57,691	2,298
	Meisei Industrial Co. Ltd.	301,461	2,290
	Tokai Corp.	116,010	2,289
	Tsurumi Manufacturing Co. Ltd.	132,960	2,275
	Sanshin Electronics Co. Ltd.	113,441	2,275
	Mimasu Semiconductor Industry Co. Ltd.	90,818	2,275

35

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Pasona Group Inc.	112,800	2,272
	Piolax Inc.	147,716	2,268
	Ichikoh Industries Ltd.	337,849	2,260
	Sodick Co. Ltd.	261,882	2,238
^	Modec Inc.	123,070	2,238
	Sinko Industries Ltd.	129,939	2,237
	Intage Holdings Inc.	203,353	2,232
	Uchida Yoko Co. Ltd.	53,982	2,220
^	Alpen Co. Ltd.	96,650	2,218
	Computer Engineering & Consulting Ltd.	150,829	2,218
	Hioki EE Corp.	54,691	2,217
	Nippon Kanzai Co. Ltd.	110,061	2,212
	Iino Kaiun Kaisha Ltd.	530,924	2,209
	Mizuno Corp.	113,121	2,206
	Sintokogio Ltd.	294,615	2,200
	TV Asahi Holdings Corp.	133,514	2,192
	Sinfonia Technology Co. Ltd.	161,258	2,192
	VT Holdings Co. Ltd.	529,643	2,191
	Nittetsu Mining Co. Ltd.	36,832	2,191
	Seiko Holdings Corp.	171,046	2,190
	EM Systems Co. Ltd.	237,300	2,178
	Komatsu Matere Co. Ltd.	218,062	2,176
	Kanto Denka Kogyo Co. Ltd.	282,331	2,169
	Ehime Bank Ltd.	224,168	2,161
	Chubu Shiryo Co. Ltd.	158,766	2,153
	Sumitomo Seika Chemicals Co. Ltd.	53,795	2,142
	TOC Co. Ltd.	316,198	2,136
	Taihei Dengyo Kaisha Ltd.	93,527	2,131
^	Nippon Denko Co. Ltd.	734,117	2,130
	Unipres Corp.	225,839	2,127
*,^	W-Scope Corp.	232,481	2,127
	Key Coffee Inc.	101,960	2,119
	Gakken Holdings Co. Ltd.	124,804	2,117
^	Genky DrugStores Co. Ltd.	53,751	2,112
	Tokyu Construction Co. Ltd.	439,142	2,110
	DKS Co. Ltd.	50,100	2,103
*	Nichireki Co. Ltd.	132,100	2,103
*	Ryobi Ltd.	173,132	2,101
	Mitsuboshi Belting Ltd.	126,981	2,093
	Insource Co. Ltd.	126,400	2,090
	Sanyo Electric Railway Co. Ltd.	108,814	2,088
	Cawachi Ltd.	72,875	2,076
*	Kappa Create Co. Ltd.	147,923	2,073
	Riso Kagaku Corp.	151,962	2,055
	ASKA Pharmaceutical Co. Ltd.	132,752	2,053
	Anest Iwata Corp.	200,043	2,053
	Kurabo Industries Ltd.	115,947	2,042
*	Litalico Inc.	54,500	2,038
	Okuwa Co. Ltd.	161,515	2,035
	Shin-Etsu Polymer Co. Ltd.	222,015	2,033
	Takasago International Corp.	88,228	2,031
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	86,387	2,018
	Nishio Rent All Co. Ltd.	96,343	2,018
	Hibiya Engineering Ltd.	109,300	2,010
	Yamagata Bank Ltd.	201,042	2,004
*	Toho Zinc Co. Ltd.	88,298	1,999
	Poletowin Pitcrew Holdings Inc.	176,500	1,999
^	SOSiLA Logistics REIT Inc.	1,631	1,994
	Future Corp.	116,570	1,993
	Daikokutenbussan Co. Ltd.	29,804	1,986
	Bank of Iwate Ltd.	101,632	1,976
	Geo Holdings Corp.	168,053	1,972
	Toa Corp. (XTKS)	101,610	1,965
	Miyazaki Bank Ltd.	91,914	1,965

36

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Nippon Chemi-Con Corp.	110,363	1,962
	Starzen Co. Ltd.	47,766	1,960
	Denyo Co. Ltd.	93,601	1,953
^	Itochu Advance Logistics Investment Corp.	1,511	1,948
^	Taki Chemical Co. Ltd.	30,700	1,942
	Futaba Corp.	224,146	1,939
^	Pack Corp.	70,453	1,931
	SB Technology Corp.	57,000	1,930
	Toyo Construction Co. Ltd.	453,042	1,929
	J-Oil Mills Inc.	56,166	1,926
	Komori Corp.	273,895	1,921
	Tosei Corp.	167,300	1,920
	JM Holdings Co. Ltd.	86,000	1,918
	Weathernews Inc.	35,298	1,904
	Okabe Co. Ltd.	253,614	1,904
	Bank of the Ryukyus Ltd.	256,710	1,900
	Tachi-S Co. Ltd.	166,746	1,899
	EPS Holdings Inc.	200,443	1,898
	Pacific Metals Co. Ltd.	87,521	1,896
	Futaba Industrial Co. Ltd.	370,251	1,893
	Stella Chemifa Corp.	58,511	1,884
	FULLCAST Holdings Co. Ltd.	120,648	1,880
	Keiyo Co. Ltd.	264,524	1,879
^	Fujio Food Group Inc.	154,000	1,877
^	Arcland Service Holdings Co. Ltd.	89,399	1,875
	Aichi Steel Corp.	69,947	1,871
	Yurtec Corp.	231,338	1,870
	LEC Inc.	147,956	1,862
	Sakai Chemical Industry Co. Ltd.	97,340	1,859
	G-Tekt Corp.	126,680	1,848
	DKK Co. Ltd.	70,966	1,844
*	Sanyo Special Steel Co. Ltd.	147,898	1,840
	CRE Logistics REIT Inc.	1,206	1,837
	Ines Corp.	135,521	1,836
	Union Tool Co.	61,015	1,832
	Tachibana Eletech Co. Ltd.	112,500	1,829
	Kyoei Steel Ltd.	131,658	1,828
	Oita Bank Ltd.	92,424	1,825
	Mirai Corp.	4,884	1,823
	Takamatsu Construction Group Co. Ltd.	91,821	1,821
	Alconix Corp.	128,406	1,820
	Valqua Ltd.	91,328	1,820
	Marvelous Inc.	211,097	1,812
	I'll Inc.	118,800	1,805
	Hoosiers Holdings	279,500	1,803
	JAC Recruitment Co. Ltd.	97,548	1,793
	Tenma Corp.	90,018	1,783
	Rock Field Co. Ltd.	117,181	1,782
	Hodogaya Chemical Co. Ltd.	36,115	1,781
	Itochu-Shokuhin Co. Ltd.	33,190	1,771
	Enigmo Inc.	147,700	1,770
*,^	Leopalace21 Corp.	1,495,441	1,769
	San ju San Financial Group Inc.	144,753	1,769
	Kintetsu Department Store Co. Ltd.	57,966	1,767
	One REIT Inc.	695	1,767
	Shin Nippon Air Technologies Co. Ltd.	81,200	1,767
	Toyo Tanso Co. Ltd.	90,116	1,765
	Konoike Transport Co. Ltd.	177,815	1,764
	Tokyo Kiraboshi Financial Group Inc.	164,180	1,762
	Nichiden Corp.	80,475	1,746
	IDOM Inc.	327,281	1,740
	Furuno Electric Co. Ltd.	147,635	1,739
	Toenec Corp.	44,324	1,736
	Halows Co. Ltd.	51,651	1,729

37

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Matsuya Co. Ltd.	237,186	1,726
	Sinanen Holdings Co. Ltd.	60,068	1,725
	Japan Medical Dynamic Marketing Inc.	75,237	1,725
^	Fukuda Corp.	31,600	1,725
^	Mie Kotsu Group Holdings Inc.	358,843	1,724
	Press Kogyo Co. Ltd.	576,317	1,709
	Digital Holdings Inc.	100,978	1,708
	Mitsui Sugar Co. Ltd.	96,861	1,706
	Nippon Television Holdings Inc.	156,165	1,702
	Financial Products Group Co. Ltd.	347,938	1,698
*	Japan Display Inc.	3,879,237	1,695
^	Katakura Industries Co. Ltd.	130,938	1,690
*	Vision Inc.	166,825	1,680
	OSJB Holdings Corp.	619,161	1,676
^	Kitanotatsujin Corp.	372,568	1,675
	Toho Titanium Co. Ltd.	194,496	1,674
	Kyokuyo Co. Ltd.	58,408	1,671
	Cosel Co. Ltd.	135,886	1,658
	Icom Inc.	62,805	1,656
	Kamei Corp.	148,604	1,653
	Matsuyafoods Holdings Co. Ltd.	50,375	1,646
	Tatsuta Electric Wire and Cable Co. Ltd.	224,959	1,640
	Ebase Co. Ltd.	166,100	1,638
	Daiwa Industries Ltd.	160,434	1,637
^	Link And Motivation Inc.	287,997	1,637
*	KLab Inc.	187,918	1,635
	Vital KSK Holdings Inc.	207,625	1,635
	Canon Electronics Inc.	112,099	1,630
	CI Takiron Corp.	242,605	1,623
^	Fujiya Co. Ltd.	71,219	1,623
	Bando Chemical Industries Ltd.	259,606	1,623
	Japan Transcity Corp.	301,857	1,619
	Nagatanien Holdings Co. Ltd.	73,648	1,618
	Marusan Securities Co. Ltd.	359,627	1,614
	Maxvalu Tokai Co. Ltd.	63,900	1,612
*	Mitsui E&S Holdings Co. Ltd.	470,205	1,600
	Qol Holdings Co. Ltd.	146,199	1,598
	Mitsubishi Research Institute Inc.	38,138	1,581
	CTS Co. Ltd.	169,473	1,576
	Fukui Computer Holdings Inc.	40,420	1,573
	Tsukui Holdings Corp.	295,377	1,570
	Oyo Corp.	131,904	1,567
	Daiken Corp.	91,809	1,559
	Advan Co. Ltd.	133,272	1,555
	Tanseisha Co. Ltd.	195,506	1,555
	PAL GROUP Holdings Co. Ltd.	130,878	1,554
	Eagle Industry Co. Ltd.	161,375	1,553
	Aichi Bank Ltd.	54,304	1,547
	Feed One Co. Ltd.	183,178	1,545
	Toyo Corp.	136,311	1,542
	Amuse Inc.	61,521	1,540
	JVCKenwood Corp.	997,101	1,538
	Nippon Thompson Co. Ltd.	410,338	1,537
	Foster Electric Co. Ltd.	124,208	1,534
	Riso Kyoiku Co. Ltd.	515,700	1,530
	Goldcrest Co. Ltd.	97,767	1,524
	Takara Leben Co. Ltd.	509,965	1,520
*	Vector Inc.	156,508	1,516
	Kanagawa Chuo Kotsu Co. Ltd.	39,316	1,513
	YAKUODO Holdings Co. Ltd.	63,020	1,511
	Osaki Electric Co. Ltd.	268,182	1,506
*	Aoyama Trading Co. Ltd.	288,123	1,506
	Tayca Corp.	102,572	1,504
*,^	BrainPad Inc.	33,319	1,485

38

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Rheon Automatic Machinery Co. Ltd.	120,861	1,479
	Central Security Patrols Co. Ltd.	42,388	1,475
	Macromill Inc.	226,171	1,471
	Shikoku Bank Ltd.	222,890	1,470
	Sun Frontier Fudousan Co. Ltd.	169,691	1,470
	Kenko Mayonnaise Co. Ltd.	82,099	1,470
	Tekken Corp.	82,587	1,466
	CONEXIO Corp.	105,239	1,459
*,^	FDK Corp.	84,263	1,458
	Nippon Yakin Kogyo Co. Ltd.	86,857	1,455
	BeNEXT Group Inc.	117,050	1,452
	Shinwa Co. Ltd.	69,629	1,447
	Tosho Co. Ltd.	95,227	1,446
	Shinko Shoji Co. Ltd.	198,182	1,441
	Alpha Systems Inc.	42,323	1,435
	ZIGExN Co. Ltd.	372,700	1,433
	Yamanashi Chuo Bank Ltd.	191,338	1,429
	Sparx Group Co. Ltd.	577,400	1,427
	Onward Holdings Co. Ltd.	708,835	1,423
	LIFULL Co. Ltd.	396,216	1,419
	Moriroku Holdings Co. Ltd.	66,700	1,416
	Proto Corp.	139,700	1,411
*,^	Sagami Holdings Corp.	121,561	1,411
	Tamron Co. Ltd.	79,454	1,408
*	Unitika Ltd.	367,900	1,408
	Kamakura Shinsho Ltd.	126,600	1,405
	Dai Nippon Toryo Co. Ltd.	150,009	1,399
	Yonex Co. Ltd.	239,878	1,395
	Koatsu Gas Kogyo Co. Ltd.	179,329	1,383
	Daido Metal Co. Ltd.	278,997	1,382
	Starts Proceed Investment Corp.	705	1,377
	Kansai Super Market Ltd.	117,932	1,377
	MTI Ltd.	172,309	1,374
	Asahi Diamond Industrial Co. Ltd.	314,535	1,370
	Ishihara Sangyo Kaisha Ltd.	225,768	1,368
	Matsuda Sangyo Co. Ltd.	78,607	1,363
	Akita Bank Ltd.	102,233	1,359
	Sourcenext Corp.	500,000	1,359
	Aichi Corp.	152,505	1,356
	ST Corp.	71,324	1,353
^	ES-Con Japan Ltd.	170,600	1,351
	Happinet Corp.	88,793	1,350
	Teikoku Electric Manufacturing Co. Ltd.	114,854	1,344
	Chukyo Bank Ltd.	71,015	1,343
	Shinnihon Corp.	166,590	1,340
*	Iseki & Co. Ltd.	99,757	1,338
*,^	Roland DG Corp.	73,229	1,336
*	Atrae Inc.	49,307	1,334
	World Co. Ltd.	109,600	1,333
*	Sumida Corp.	127,576	1,333
	Kanaden Corp.	106,133	1,331
	Nippon Parking Development Co. Ltd.	890,781	1,330
	Akatsuki Inc.	32,841	1,319
	Sumitomo Riko Co. Ltd.	223,579	1,318
	Shibusawa Warehouse Co. Ltd.	58,691	1,313
	Sankyo Tateyama Inc.	166,294	1,311
	Shindengen Electric Manufacturing Co. Ltd.	52,478	1,306
^	Rokko Butter Co. Ltd.	74,125	1,301
	Kyodo Printing Co. Ltd.	46,176	1,295
	Yahagi Construction Co. Ltd.	150,623	1,294
	Riken Technos Corp.	295,700	1,294
^	BRONCO BILLY Co. Ltd.	57,887	1,288
	Nissin Sugar Co. Ltd.	71,800	1,285
	Riken Vitamin Co. Ltd.	97,060	1,281

39

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	France Bed Holdings Co. Ltd.	146,400	1,279
	JDC Corp.	230,200	1,268
	Chiyoda Co. Ltd.	142,764	1,267
	Towa Bank Ltd.	205,216	1,256
	Kyosan Electric Manufacturing Co. Ltd.	304,128	1,245
	Yushin Precision Equipment Co. Ltd.	133,733	1,240
	Nichiban Co. Ltd.	77,374	1,238
	G-7 Holdings Inc.	54,600	1,237
	Melco Holdings Inc.	38,043	1,236
	WDB Holdings Co. Ltd.	48,104	1,233
	Tama Home Co. Ltd.	86,000	1,230
	K&O Energy Group Inc.	85,018	1,228
	Takara Leben Real Estate Investment Corp.	1,370	1,227
	Fuso Pharmaceutical Industries Ltd.	45,135	1,227
	Nihon Tokushu Toryo Co. Ltd.	104,572	1,224
	Nihon Chouzai Co. Ltd.	83,896	1,216
*	Topy Industries Ltd.	105,891	1,210
*	Istyle Inc.	305,276	1,209
	Koshidaka Holdings Co. Ltd.	280,689	1,209
	CMK Corp.	308,746	1,208
^	Sanoh Industrial Co. Ltd.	131,782	1,202
	Riken Corp.	58,279	1,201
	Fudo Tetra Corp.	70,353	1,190
	Ryoden Corp.	79,074	1,189
	AOKI Holdings Inc.	235,356	1,182
	Optorun Co. Ltd.	57,406	1,175
	Yorozu Corp.	116,628	1,171
	Onoken Co. Ltd.	96,315	1,170
	Tokyo Electron Device Ltd.	37,824	1,161
	St. Marc Holdings Co. Ltd.	85,332	1,159
	SRA Holdings	45,453	1,156
	JSP Corp.	68,636	1,153
	Aiphone Co. Ltd.	69,885	1,153
	Maezawa Kyuso Industries Co. Ltd.	51,364	1,152
	Fixstars Corp.	125,600	1,147
	Nitto Kohki Co. Ltd.	67,614	1,147
	KAWADA TECHNOLOGIES Inc.	27,599	1,146
	ASAHI YUKIZAI Corp.	77,851	1,141
	Tokyo Energy & Systems Inc.	129,405	1,138
	Asahi Co. Ltd.	72,124	1,135
	Fuji Pharma Co. Ltd.	93,814	1,131
	Shimizu Bank Ltd.	67,977	1,129
	PC Depot Corp.	207,140	1,127
	Studio Alice Co. Ltd.	59,624	1,116
	FIDEA Holdings Co. Ltd.	1,083,754	1,114
	Hisaka Works Ltd.	134,936	1,113
	Achilles Corp.	80,825	1,110
	Ministop Co. Ltd.	81,266	1,109
	Arakawa Chemical Industries Ltd.	96,278	1,104
	Nihon Trim Co. Ltd.	27,300	1,103
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,103
	Kurimoto Ltd.	70,113	1,092
	Torishima Pump Manufacturing Co. Ltd.	130,328	1,092
	Toa Corp.	132,225	1,091
^	World Holdings Co. Ltd.	57,291	1,091
	Chiyoda Integre Co. Ltd.	64,427	1,088
	SMK Corp.	37,119	1,087
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,086
	Nihon Nohyaku Co. Ltd.	221,855	1,085
	Sanei Architecture Planning Co. Ltd.	65,601	1,083
	Toho Co. Ltd.	59,173	1,080
	Zuiko Corp.	97,920	1,078
	Aeon Fantasy Co. Ltd.	45,544	1,075
	Xebio Holdings Co. Ltd.	134,494	1,075

40

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Taisei Lamick Co. Ltd.	36,117	1,074
	Mori Trust Hotel Reit Inc.	958	1,070
	Hochiki Corp.	86,424	1,069
^	GCA Corp.	149,558	1,066
	Godo Steel Ltd.	56,079	1,056
*	Nippon Sharyo Ltd.	44,911	1,052
	Hokkaido Gas Co. Ltd.	70,006	1,050
	Wowow Inc.	38,033	1,045
	Kojima Co. Ltd.	151,201	1,044
	FAN Communications Inc.	256,471	1,043
*,^	Open Door Inc.	76,284	1,031
	Samty Residential Investment Corp.	974	1,028
*	RPA Holdings Inc.	164,847	1,025
	Tochigi Bank Ltd.	609,057	1,017
	Toyo Kanetsu KK	49,790	1,015
	Honeys Holdings Co. Ltd.	99,406	1,011
	Elematec Corp.	101,020	993
	Takaoka Toko Co. Ltd.	62,022	993
	Ohara Inc.	61,687	986
	JP-Holdings Inc.	360,632	983
*	OSAKA Titanium Technologies Co. Ltd.	118,003	981
*	Mitsuba Corp.	221,871	979
	Sankyo Seiko Co. Ltd.	208,137	968
	Okura Industrial Co. Ltd.	52,159	966
	J Trust Co. Ltd.	491,937	964
	Tsutsumi Jewelry Co. Ltd.	46,523	964
^	PIA Corp.	35,338	959
	Bank of Saga Ltd.	75,153	959
	Toa Oil Co. Ltd.	38,449	959
	Neturen Co. Ltd.	208,665	955
	Fujikura Kasei Co. Ltd.	179,478	955
	Ichiyoshi Securities Co. Ltd.	209,794	949
	Michinoku Bank Ltd.	97,413	947
	Tomoku Co. Ltd.	57,094	946
	Aisan Industry Co. Ltd.	202,476	942
	Chori Co. Ltd.	61,953	941
	I-PEX Inc.	48,835	937
^	WATAMI Co. Ltd.	110,567	934
	Kanamic Network Co. Ltd.	130,900	918
	Tsukuba Bank Ltd.	509,982	915
	Krosaki Harima Corp.	23,787	911
	NS United Kaiun Kaisha Ltd.	67,215	909
*	Juki Corp.	176,129	903
	Hokkan Holdings Ltd.	66,103	898
	Pronexus Inc.	87,917	895
	TSI Holdings Co. Ltd.	447,405	894
	Jimoto Holdings Inc.	111,715	893
	Shimojima Co. Ltd.	63,984	893
	Kyokuto Securities Co. Ltd.	132,842	889
	Kita-Nippon Bank Ltd.	44,446	879
	NEC Capital Solutions Ltd.	47,537	872
*	Kourakuen Holdings Corp.	56,133	871
	Tv Tokyo Holdings Corp.	38,913	869
	Sekisui Kasei Co. Ltd.	168,360	866
	Japan Best Rescue System Co. Ltd.	98,576	862
	Hakuto Co. Ltd.	82,362	858
	Gurunavi Inc.	167,564	851
*	Heroz Inc.	32,700	844
	CAC Holdings Corp.	60,680	838
*	COOKPAD Inc.	274,525	829
	Hito Communications Holdings Inc.	60,129	827
	Shin Nippon Biomedical Laboratories Ltd.	124,229	814
	Itoki Corp.	249,460	809
	Corona Corp. Class A	89,691	809

41

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Osaka Steel Co. Ltd.	67,527	804
	Chuo Spring Co. Ltd.	27,263	784
	Nissin Corp.	66,345	783
	Mars Group Holdings Corp.	51,685	779
	CMIC Holdings Co. Ltd.	59,210	779
	Seika Corp.	58,117	774
^	Airtrip Corp.	62,644	760
	Central Sports Co. Ltd.	35,454	748
^	Airtech Japan Ltd.	48,200	740
	Tokyo Rakutenchi Co. Ltd.	17,452	732
	Nisso Corp.	109,300	727
	Toli Corp.	300,768	721
^	Tokyo Individualized Educational Institute Inc.	121,387	719
	Artnature Inc.	111,327	705
	Yushiro Chemical Industry Co. Ltd.	64,612	694
	Inaba Seisakusho Co. Ltd.	51,448	693
	Maezawa Kasei Industries Co. Ltd.	72,358	686
	Nippon Coke & Engineering Co. Ltd.	787,278	680
	Ateam Inc.	63,015	657
	Kitano Construction Corp.	27,091	657
	Meiko Network Japan Co. Ltd.	119,294	639
*,^	KNT-CT Holdings Co. Ltd.	69,863	638
*,^	Fujita Kanko Inc.	46,051	637
	Gun-Ei Chemical Industry Co. Ltd.	27,199	621
	Kitagawa Corp.	47,870	618
	Sac's Bar Holdings Inc.	116,961	614
	Kasai Kogyo Co. Ltd.	162,017	594
	Takihyo Co. Ltd.	32,385	593
	Chuetsu Pulp & Paper Co. Ltd.	50,703	593
	Kato Works Co. Ltd.	61,446	575
	Gecoss Corp.	61,164	569
*,^	Akebono Brake Industry Co. Ltd.	463,971	563
	Takamiya Co. Ltd.	109,775	560
*	Gunosy Inc.	79,800	553
	Taiho Kogyo Co. Ltd.	77,263	538
	Japan Cash Machine Co. Ltd.	97,177	500
^	Daisyo Corp.	51,616	492
	Cleanup Corp.	104,814	487
	Mitsubishi Paper Mills Ltd.	160,325	485
*	Tokyo Base Co. Ltd.	93,810	483
	Airport Facilities Co. Ltd.	101,608	469
*	CHIMNEY Co. Ltd.	38,732	436
	Nakayama Steel Works Ltd.	107,585	400
	Linical Co. Ltd.	56,843	390
^	Yomiuri Land Co. Ltd.	6,588	385
*,^	Right On Co. Ltd.	63,885	379
	Daikoku Denki Co. Ltd.	43,834	367
	Jamco Corp.	59,211	357
	Paris Miki Holdings Inc.	120,822	337
*	Funai Electric Co. Ltd.	82,615	328
*	Tateru Inc.	186,055	318
*,^	Laox Co. Ltd.	137,705	243
			30,777,274
Netherlands (3.2%)
	ASML Holding NV	2,553,323	1,236,268
*,1	Adyen NV	171,276	397,969
	Koninklijke Philips NV	5,820,297	313,527
	Prosus NV	2,765,536	298,621
*	ING Groep NV	24,989,103	232,346
	Koninklijke Ahold Delhaize NV	6,866,883	193,725
	Koninklijke DSM NV	1,104,738	189,984
	Heineken NV	1,523,476	169,579
	Wolters Kluwer NV	1,706,256	143,796
	Akzo Nobel NV	1,224,081	131,387

42

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	ArcelorMittal SA	4,513,780	103,231
	NN Group NV	2,058,518	88,991
	ASM International NV	308,181	67,252
^	Unibail-Rodamco-Westfield	861,326	67,085
	Koninklijke KPN NV	21,153,865	64,293
	Heineken Holding NV	675,356	63,371
	Imcd NV	363,992	46,329
*	Randstad NV	703,773	45,557
	Aegon NV (XAMS)	10,918,612	43,553
	ASR Nederland NV	886,152	35,456
*,1	Signify NV	805,567	33,823
*	Galapagos NV	304,337	30,122
	Aalberts NV	615,130	27,370
	BE Semiconductor Industries NV	442,696	26,585
*,1	ABN AMRO Bank NV	2,646,309	25,931
*	Altice Europe NV	3,514,433	22,762
*,1	Just Eat Takeaway.com NV (XAMS)	199,783	22,526
	Koninklijke Vopak NV	416,602	21,855
*	JDE Peet's NV	466,747	21,172
	Corbion NV	375,926	21,049
	SBM Offshore NV	969,287	18,312
*	Arcadis NV	458,687	15,152
*	Boskalis Westminster	515,304	14,221
	TKH Group NV	269,281	13,012
	Aperam SA	288,204	11,994
*	Oci NV	616,486	11,861
*	PostNL NV	2,996,735	10,215
*,1	Basic-Fit NV	267,782	9,804
*,1	GrandVision NV	311,259	9,711
*,1	Intertrust NV	567,789	9,631
*	Eurocommercial Properties NV	312,228	5,844
[1]	Flow Traders	172,004	5,695
	AMG Advanced Metallurgical Group NV	180,246	5,382
*,^	Fugro NV	526,739	4,848
	Nsi NV	118,553	4,734
*	Sligro Food Group NV	218,410	4,513
*	TomTom NV	435,414	4,493
*	Accell Group NV	135,600	4,282
^	Wereldhave NV	253,773	3,321
*	Koninklijke BAM Groep NV	1,577,508	3,264
	Vastned Retail NV	108,537	3,059
^,1	NIBC Holding NV	262,204	2,243
*,1	B&S Group Sarl	151,752	1,366
	Aegon NV (XNYS)	327,646	1,294
	ForFarmers NV	197,886	1,288
*	Altice Europe NV Class B	195,789	1,256
*	Brunel International NV	125,543	1,113
			4,367,423
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,623,676	86,058
	Meridian Energy Ltd.	7,862,158	42,107
*	Auckland International Airport Ltd.	7,571,158	41,404
*	a2 Milk Co. Ltd.	4,687,054	40,766
	Spark New Zealand Ltd.	11,721,665	39,704
	Contact Energy Ltd.	4,597,292	29,590
	Ryman Healthcare Ltd.	2,633,419	28,891
*	Fletcher Building Ltd.	5,258,643	22,372
	Mercury NZ Ltd.	4,301,193	20,242
	Infratil Ltd.	3,271,428	17,202
	Chorus Ltd.	2,855,760	16,245
	Summerset Group Holdings Ltd.	1,445,010	13,068
	EBOS Group Ltd.	592,143	12,244
	Goodman Property Trust	6,997,603	11,734
	SKYCITY Entertainment Group Ltd.	4,932,430	11,430

43

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Kiwi Property Group Ltd.	9,911,801	8,721
	Precinct Properties New Zealand Ltd.	6,820,950	8,648
	Genesis Energy Ltd.	3,263,004	8,530
	Freightways Ltd.	1,014,305	7,354
*	Z Energy Ltd.	2,988,173	6,893
*	Pushpay Holdings Ltd.	4,672,200	6,100
	Argosy Property Ltd.	5,244,917	6,008
	Vital Healthcare Property Trust	2,398,949	5,655
	Vector Ltd.	1,627,873	4,984
	Arvida Group Ltd.	3,449,298	4,453
*	Air New Zealand Ltd.	3,199,869	4,159
*	Kathmandu Holdings Ltd.	3,679,694	3,399
	Heartland Group Holdings Ltd.	2,588,509	3,101
	Scales Corp. Ltd.	708,096	2,541
	Oceania Healthcare Ltd.	2,262,103	2,368
*	Synlait Milk Ltd.	615,907	2,316
*	Tourism Holdings Ltd.	941,344	1,765
*	Restaurant Brands New Zealand Ltd.	196,945	1,636
*	Vista Group International Ltd.	1,324,652	1,605
*	SKY Network Television Ltd.	10,889,596	1,263
*	New Zealand Refining Co. Ltd.	1,207,954	478
			525,034
Norway (0.7%)
*	DNB ASA	6,561,272	128,572
	Equinor ASA	6,156,183	103,895
	Telenor ASA	4,002,806	67,947
	Mowi ASA	2,722,291	60,781
	Orkla ASA	4,877,228	49,516
	Yara International ASA	1,100,043	45,636
	Norsk Hydro ASA	8,538,652	39,740
	TOMRA Systems ASA	746,892	36,744
[1]	Scatec ASA	732,121	29,156
*	NEL ASA	8,521,387	28,834
*	Adevinta ASA Class B	1,438,473	24,181
[1]	Entra ASA	1,065,364	24,163
	Gjensidige Forsikring ASA	1,060,276	23,665
*	Bakkafrost P/F	328,582	23,459
*	Storebrand ASA	2,986,031	22,369
*	Schibsted ASA Class B	600,128	22,277
*	Schibsted ASA Class A	512,417	21,839
	Salmar ASA	331,855	19,444
	Aker BP ASA	690,597	17,426
*	Nordic Semiconductor ASA	986,389	15,847
*	Subsea 7 SA	1,501,357	15,426
*	SpareBank 1 SR-Bank ASA	1,140,591	12,111
	Leroy Seafood Group ASA	1,646,712	11,618
	TGS NOPEC Geophysical Co. ASA	727,247	11,275
	Borregaard ASA	634,007	10,496
	Kongsberg Gruppen ASA	486,428	10,007
	Aker ASA	152,909	9,985
	SpareBank 1 SMN	831,523	9,464
	Veidekke ASA	696,470	9,013
*	Norwegian Finans Holding ASA	995,268	8,511
	Atea ASA	526,421	7,458
	Austevoll Seafood ASA	574,687	5,869
[1]	Elkem ASA	1,570,232	5,206
*,1	Sbanken ASA	529,682	4,257
	Frontline Ltd.	575,875	3,650
*	Bonheur ASA	127,942	3,614
*	Grieg Seafood ASA	351,204	3,481
[1]	BW LPG Ltd.	503,327	3,471
	BW Offshore Ltd.	579,556	2,552
*	DNO ASA	3,102,533	2,477
	Norway Royal Salmon ASA	94,160	2,352

44

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Sparebank 1 Oestlandet	191,832	2,186
	Stolt-Nielsen Ltd.	167,240	2,141
*	Wallenius Wilhelmsen ASA	658,747	1,788
*	BW Energy Ltd.	379,908	1,217
	Ocean Yield ASA	309,324	958
			966,074
Poland (0.3%)
*,[1]	Allegro.eu SA	1,979,210	44,875
*	KGHM Polska Miedz SA	872,368	42,973
*	Powszechna Kasa Oszczednosci Bank Polski SA	5,444,469	42,028
*	Powszechny Zaklad Ubezpieczen SA	3,578,029	31,085
	Polski Koncern Naftowy ORLEN SA	1,982,376	30,690
*,^	CD Projekt SA	399,624	29,468
*,[1]	Dino Polska SA	307,134	23,819
	Polskie Gornictwo Naftowe i Gazownictwo SA	11,078,578	16,542
*	Bank Polska Kasa Opieki SA	1,000,653	16,436
	Cyfrowy Polsat SA	1,705,421	13,905
*	LPP SA	5,371	11,957
*	Santander Bank Polska SA	190,200	9,460
*	PGE Polska Grupa Energetyczna SA	4,714,915	8,240
*	Orange Polska SA	4,204,916	7,454
	Grupa Lotos SA	623,515	6,922
	Asseco Poland SA	361,521	6,594
	Kernel Holding SA	335,611	4,437
*	CCC SA	186,283	4,379
*	Tauron Polska Energia SA	5,924,301	4,330
*	mBank SA	81,502	3,932
*	KRUK SA	102,587	3,887
*	Bank Millennium SA	3,948,670	3,460
*,^	AmRest Holdings SE	455,872	3,384
*	Alior Bank SA	593,698	2,700
*	Enea SA	1,353,889	2,383
*,^	Jastrzebska Spolka Weglowa SA	339,136	2,369
*	Grupa Azoty SA	285,751	2,108
	Warsaw Stock Exchange	167,697	2,055
*	Eurocash SA	521,356	1,962
*	Bank Handlowy w Warszawie SA	205,215	1,936
*	Ciech SA	158,367	1,369
			387,139
Portugal (0.2%)
	EDP - Energias de Portugal SA	17,994,035	112,940
	Galp Energia SGPS SA	3,291,083	34,874
	EDP Renovaveis SA	971,625	26,913
	Jeronimo Martins SGPS SA	1,556,317	26,161
*	Banco Comercial Portugues SA	49,017,625	7,364
	REN - Redes Energeticas Nacionais SGPS SA	2,486,971	7,166
	Sonae SGPS SA	6,078,737	4,872
	Nos Sgps SA	1,395,281	4,851
	Navigator Co. SA	1,581,141	4,800
	Corticeira Amorim SGPS SA	213,095	3,019
	Altri SGPS SA	458,666	2,885
*	CTT-Correios de Portugal SA	953,283	2,721
	Semapa-Sociedade de Investimento e Gestao	155,718	1,706
*,^	Mota-Engil SGPS SA	502,250	835
*	Banco Espirito Santo SA	10,412,510	—
			241,107
Singapore (1.0%)
	DBS Group Holdings Ltd.	11,434,119	216,685
	Oversea-Chinese Banking Corp. Ltd.	22,375,155	170,510
	United Overseas Bank Ltd.	8,211,478	139,960
	Singapore Telecommunications Ltd.	47,538,389	83,009
	Wilmar International Ltd.	13,540,198	47,673
	Ascendas REIT	20,886,256	47,150

45

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	CapitaLand Integrated Commercial Trust	27,837,954	45,527
	CapitaLand Ltd.	16,430,629	40,769
	Keppel Corp. Ltd.	9,165,980	37,327
	Singapore Exchange Ltd.	5,248,080	36,862
	Singapore Technologies Engineering Ltd.	9,772,526	28,282
	Mapletree Logistics Trust	17,644,604	26,854
*	Singapore Airlines Ltd.	8,144,856	26,428
	Venture Corp. Ltd.	1,661,040	24,424
	Genting Singapore Ltd.	37,004,848	23,833
	Mapletree Industrial Trust	10,428,373	22,827
	Mapletree Commercial Trust	13,955,936	22,497
	UOL Group Ltd.	3,132,137	18,264
	City Developments Ltd.	2,991,974	18,036
	Frasers Logistics & Commercial Trust	16,611,000	17,756
	ComfortDelGro Corp. Ltd.	13,167,958	16,685
	Keppel DC REIT	7,729,366	16,459
	Suntec REIT	13,225,566	14,916
	NetLink NBN Trust	18,768,528	13,718
	Frasers Centrepoint Trust	6,816,420	12,687
*	SATS Ltd.	4,045,801	12,207
	Mapletree North Asia Commercial Trust	14,372,083	10,546
	Keppel REIT	12,400,632	10,504
	Keppel Infrastructure Trust	22,906,194	9,454
	Jardine Cycle & Carriage Ltd.	628,391	9,310
	Ascott Residence Trust	11,376,505	9,294
	Singapore Press Holdings Ltd.	10,245,083	8,764
	Sembcorp Industries Ltd.	5,802,011	7,504
	Parkway Life REIT	2,462,430	7,213
	Manulife US REIT	9,071,401	6,751
	Hutchison Port Holdings Trust	32,824,316	6,504
	Ascendas India Trust	5,442,200	5,682
	CapitaLand Retail China Trust	4,962,094	5,228
	Singapore Post Ltd.	9,505,059	5,079
	Golden Agri-Resources Ltd.	41,410,523	4,981
*	Sembcorp Marine Ltd.	45,631,049	4,946
	Cromwell European REIT	8,415,800	4,944
	CDL Hospitality Trusts	5,003,414	4,809
	Olam International Ltd.	3,994,900	4,628
	Raffles Medical Group Ltd.	6,045,012	4,552
	ESR-REIT	14,910,532	4,461
	OUE Commercial REIT	13,780,332	4,018
	StarHub Ltd.	3,641,616	3,607
	AIMS APAC REIT	3,775,300	3,576
	Wing Tai Holdings Ltd.	2,390,153	3,524
	Starhill Global REIT	8,899,092	3,400
	Keppel Pacific Oak US REIT	4,906,700	3,393
	AEM Holdings Ltd.	1,287,000	3,364
	ARA LOGOS Logistics Trust	7,176,719	3,315
	Sheng Siong Group Ltd.	2,719,065	3,190
	First Resources Ltd.	3,272,927	3,175
	Lendlease Global Commercial REIT	5,584,600	3,083
	Far East Hospitality Trust	6,274,210	2,946
	Prime US REIT	3,691,978	2,923
	Soilbuild Business Space REIT	6,497,456	2,632
	SPH REIT	4,060,209	2,597
	SIA Engineering Co. Ltd.	1,493,128	2,228
	Frasers Property Ltd.	2,279,058	2,138
	Frasers Hospitality Trust	5,218,692	2,072
	Sabana Shari'ah Compliant Industrial REIT	6,155,301	1,653
*	Yoma Strategic Holdings Ltd.	7,510,568	1,651
§	Best World International Ltd.	1,646,200	1,617
*	Thomson Medical Group Ltd.	42,110,700	1,594
*	COSCO Shipping International Singapore Co. Ltd.	6,207,100	1,316
	Asian Pay Television Trust	11,559,936	1,042

46

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Silverlake Axis Ltd.	5,073,661	1,038
	Bumitama Agri Ltd.	1,820,023	703
*,§	Eagle Hospitality Trust	4,532,200	621
	Lippo Malls Indonesia Retail Trust	12,911,976	606
	First REIT	3,389,782	603
*,^,§	Hyflux Ltd.	2,817,700	448
*,§	Noble Group Ltd.	4,883,318	299
*,^,§	Ezra Holdings Ltd.	10,329,900	86
*	Lippo Malls Indonesia Retail Trust Rights Exp. 01/14/2021	20,659,161	16
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,384,973
South Korea (5.6%)
	Samsung Electronics Co. Ltd.	29,090,533	2,172,351
	SK Hynix Inc.	3,300,735	360,534
	Samsung Electronics Co. Ltd. Preference Shares	4,476,062	303,642
	NAVER Corp.	844,700	227,705
*	Celltrion Inc.	672,938	222,741
	LG Chem Ltd.	291,059	221,326
	Samsung SDI Co. Ltd.	335,300	194,322
	Hyundai Motor Co.	892,899	158,269
[1]	Samsung Electronics Co. Ltd. GDR	69,460	126,333
	Kakao Corp.	344,336	123,555
	Posco	434,592	108,596
	KB Financial Group Inc.	2,469,418	98,078
	Hyundai Mobis Co. Ltd.	410,220	96,552
	Kia Motors Corp.	1,638,799	94,422
	Shinhan Financial Group Co. Ltd.	3,107,920	92,222
	NCSoft Corp.	106,785	91,680
	LG Household & Health Care Ltd.	55,867	83,383
	LG Electronics Inc.	659,477	82,119
*	Celltrion Healthcare Co. Ltd.	460,154	69,193
	Samsung C&T Corp.	533,577	67,921
*,1	Samsung Biologics Co. Ltd.	84,936	64,668
	SK Innovation Co. Ltd.	344,760	60,471
	Hana Financial Group Inc.	1,834,152	58,420
	Samsung Electro-Mechanics Co. Ltd.	354,421	58,204
	KT&G Corp.	706,493	54,093
	LG Corp.	573,302	46,261
	SK Holdings Co. Ltd.	198,085	43,947
	Amorepacific Corp.	199,731	37,925
*	Korea Electric Power Corp.	1,460,633	36,867
	Samsung Fire & Marine Insurance Co. Ltd.	202,863	35,044
	Samsung SDS Co. Ltd.	203,009	33,414
	Samsung Life Insurance Co. Ltd.	404,473	29,515
	Woori Financial Group Inc.	3,246,107	29,125
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	274,484	27,490
*	Celltrion Pharm Inc.	118,619	26,096
*	LG Display Co. Ltd.	1,421,325	24,295
	Lotte Chemical Corp.	93,982	23,930
*	Coway Co. Ltd.	356,771	23,909
*,^	HLB Inc.	279,117	23,803
*	Shin Poong Pharmaceutical Co. Ltd.	206,147	23,535
	Korea Zinc Co. Ltd.	63,148	23,385
	SK Telecom Co. Ltd.	106,030	23,302
	Hanwha Solutions Corp.	509,762	22,536
*	HMM Co. Ltd.	1,738,801	22,357
	Yuhan Corp.	306,684	21,236
	SK Chemicals Co. Ltd.	57,358	20,788
	Hyundai Glovis Co. Ltd.	117,301	19,904
*	Alteogen Inc.	117,342	19,444
	Mirae Asset Daewoo Co. Ltd.	2,215,795	19,294
	Hyundai Motor Co. 2nd Preference Shares	224,805	18,597
*	Samsung Heavy Industries Co. Ltd.	2,791,886	18,135
	Korea Investment Holdings Co. Ltd.	241,607	17,606

47

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	CJ CheilJedang Corp.	50,013	17,566
	Hyundai Steel Co.	477,298	17,444
	E-MART Inc.	124,073	17,326
	LG Chem Ltd. Preference Shares	48,992	17,247
	Hankook Tire & Technology Co. Ltd.	474,111	17,225
*	Doosan Heavy Industries & Construction Co. Ltd.	1,371,263	17,117
	Hyundai Heavy Industries Holdings Co. Ltd.	64,574	16,884
	S-Oil Corp.	260,212	16,590
	Seegene Inc.	91,198	16,230
	Hyundai Engineering & Construction Co. Ltd.	463,203	15,995
	Hanmi Pharm Co. Ltd.	46,774	15,806
	Orion Corp.	137,242	15,673
*	SK Biopharmaceuticals Co. Ltd.	100,211	15,622
	Hanon Systems	1,030,210	15,424
	LG Innotek Co. Ltd.	89,696	15,108
	Samsung Securities Co. Ltd.	402,156	15,004
	Kumho Petrochemical Co. Ltd.	111,342	14,897
	Hotel Shilla Co. Ltd.	196,257	14,889
	LG Uplus Corp.	1,370,812	14,844
	Kangwon Land Inc.	677,657	14,683
*	Korean Air Lines Co. Ltd.	559,737	14,049
*,^	KMW Co. Ltd.	183,541	13,646
^	SK Telecom Co. Ltd. ADR	554,580	13,576
*	Genexine Inc.	115,790	13,292
	Fila Holdings Corp.	327,261	13,198
*,1	Netmarble Corp.	108,828	13,193
	Daelim Industrial Co. Ltd.	172,381	13,079
	POSCO Chemical Co. Ltd.	136,019	13,060
	GS Engineering & Construction Corp.	371,352	12,942
	Green Cross Corp.	34,361	12,865
*	Samsung Engineering Co. Ltd.	997,880	12,201
	Industrial Bank of Korea	1,472,760	12,010
	Hyundai Motor Co. Preference Shares	140,890	11,509
	DB Insurance Co. Ltd.	285,104	11,490
	Mando Corp.	209,754	11,379
	GS Holdings Corp.	325,465	11,261
	LG Electronics Inc. Preference Shares	187,500	11,038
	Douzone Bizon Co. Ltd.	114,612	10,981
^	Hanjin Kal Corp.	188,457	10,956
	DB HiTek Co. Ltd.	227,263	10,676
	SKC Co. Ltd.	120,023	10,407
*	OCI Co. Ltd.	116,595	9,997
	SK Materials Co. Ltd.	29,851	9,840
	Shinsegae Inc.	44,291	9,783
	Korea Aerospace Industries Ltd.	409,171	9,732
	BNK Financial Group Inc.	1,857,101	9,729
	Chong Kun Dang Pharmaceutical Corp.	46,462	9,697
	S-1 Corp.	121,964	9,550
	Hansol Chemical Co. Ltd.	52,466	9,513
*,^	Pearl Abyss Corp.	39,028	9,358
	AMOREPACIFIC Group	183,558	9,288
*	WONIK IPS Co. Ltd.	223,922	9,138
*	Oscotec Inc.	149,570	9,051
	LG Household & Health Care Ltd. Preference Shares	13,474	8,913
	Com2uSCorp	60,102	8,830
*	MedPacto Inc.	80,182	8,710
	NH Investment & Securities Co. Ltd.	809,276	8,434
	KIWOOM Securities Co. Ltd.	71,991	8,410
	Ecopro BM Co. Ltd.	53,146	8,344
	Cheil Worldwide Inc.	437,985	8,321
*	Hanall Biopharma Co. Ltd.	234,741	8,124
	Hyundai Marine & Fire Insurance Co. Ltd.	382,953	8,029
	CJ ENM Co. Ltd.	61,140	7,874
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	306,091	7,742

48

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Doosan Fuel Cell Co. Ltd.	156,063	7,705
	Koh Young Technology Inc.	76,567	7,408
	LS Corp.	110,451	7,277
*	CJ Logistics Corp.	47,068	7,179
	L&F Co. Ltd.	108,140	7,136
	HDC Hyundai Development Co-Engineering & Construction	296,288	7,129
	LEENO Industrial Inc.	57,306	7,127
	CJ Corp.	82,302	6,987
*	Hugel Inc.	39,498	6,833
	Lotte Shopping Co. Ltd.	71,523	6,764
	Hanwha Corp.	258,948	6,763
	Green Cross Holdings Corp.	175,396	6,712
*	Soulbrain Co. Ltd.	26,662	6,698
*	Cellivery Therapeutics Inc.	38,515	6,686
*	LegoChem Biosciences Inc.	103,183	6,676
	Meritz Securities Co. Ltd.	1,876,252	6,344
	Bukwang Pharmaceutical Co. Ltd.	242,939	6,298
	Dongjin Semichem Co. Ltd.	185,654	6,256
*,^	Doosan Infracore Co. Ltd.	856,146	6,255
	Dongsuh Cos. Inc.	198,861	6,222
	Hanmi Science Co. ltd	88,659	6,220
*	HLB Life Science Co. Ltd.	247,522	6,211
	Sam Chun Dang Pharm Co. Ltd.	81,762	6,197
	Daewoong Co. Ltd.	133,405	6,192
^	Hyundai Department Store Co. Ltd.	93,692	6,173
	DGB Financial Group Inc.	980,555	6,144
	JYP Entertainment Corp.	172,518	6,110
	Hanssem Co. Ltd.	60,782	5,856
	Samsung Card Co. Ltd.	193,333	5,786
*	Hanwha Aerospace Co. Ltd.	219,695	5,774
	Hyundai Mipo Dockyard Co. Ltd.	129,152	5,719
	Eo Technics Co. Ltd.	52,856	5,705
*,^	Helixmith Co. Ltd.	185,602	5,653
	Hite Jinro Co. Ltd.	192,380	5,649
	LS Electric Co. Ltd.	96,560	5,621
	LOTTE Fine Chemical Co. Ltd.	110,066	5,602
	Youngone Corp.	191,574	5,600
	NongShim Co. Ltd.	20,201	5,584
*	Hyundai Bioscience Co. Ltd.	204,778	5,515
*	Pan Ocean Co. Ltd.	1,188,041	5,498
	KCC Corp.	29,905	5,445
	Lotte Corp.	166,709	5,423
	GS Retail Co. Ltd.	170,730	5,421
*	ST Pharm Co. Ltd.	56,360	5,391
*	Pharmicell Co. Ltd.	334,941	5,345
	Ecopro Co. Ltd.	116,383	5,340
	Hyundai Elevator Co. Ltd.	145,736	5,333
	NHN KCP Corp.	82,991	5,238
	GeneOne Life Science Inc.	260,695	5,185
*	Daewoo Engineering & Construction Co. Ltd.	1,119,926	5,147
	Ilyang Pharmaceutical Co. Ltd.	84,313	5,117
	Iljin Materials Co. Ltd.	108,101	5,077
*	Mezzion Pharma Co. Ltd.	31,220	5,061
	Hyundai Wia Corp.	100,436	4,961
	BGF retail Co. Ltd.	39,654	4,954
*	Chabiotech Co. Ltd.	266,988	4,936
*	GemVax & Kael Co. Ltd.	223,298	4,922
	NICE Information Service Co. Ltd.	214,277	4,901
*	Hyundai Rotem Co. Ltd.	306,941	4,871
	Meritz Fire & Marine Insurance Co. Ltd.	360,726	4,854
*	Ace Technologies Corp.	190,224	4,760
	JB Financial Group Co. Ltd.	913,332	4,747
	Zinus Inc.	49,502	4,701
	Korea Gas Corp.	160,876	4,583

49

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Daewoong Pharmaceutical Co. Ltd.	29,479	4,484
	Chunbo Co. Ltd.	26,630	4,483
	Medytox Inc.	27,731	4,478
	Kolmar Korea Co. Ltd.	94,740	4,447
	Seoul Semiconductor Co. Ltd.	234,590	4,443
	Kolon Industries Inc.	116,980	4,429
	Ottogi Corp.	8,297	4,412
*	ABLBio Inc.	151,322	4,343
	Hanjin Transportation Co. Ltd.	97,572	4,300
	NEPES Corp.	109,363	4,282
	Posco International Corp.	318,532	4,273
*	Korea Electric Power Corp. ADR	346,074	4,246
	Doosan Bobcat Inc.	154,223	4,223
*	NHN Corp.	61,113	4,204
^	Paradise Co. Ltd.	295,449	4,168
	DongKook Pharmaceutical Co. Ltd.	154,541	4,165
	IS Dongseo Co. Ltd.	84,553	4,163
*	Enzychem Lifesciences Corp.	42,247	4,103
	Ssangyong Cement Industrial Co. Ltd.	655,471	4,037
*	iNtRON Biotechnology Inc.	156,882	4,033
	SFA Engineering Corp.	112,769	4,013
^	Innocean Worldwide Inc.	72,966	4,007
*	Yungjin Pharmaceutical Co. Ltd.	540,062	4,004
	SK Discovery Co. Ltd.	65,752	3,990
	Cosmax Inc.	43,266	3,970
*	CrystalGenomics Inc.	239,995	3,963
^	RFHIC Corp.	95,183	3,915
	Hyosung Corp.	55,300	3,896
	Mirae Asset Daewoo Co. Ltd. Preference Shares	924,536	3,889
	Hanwha Life Insurance Co. Ltd.	1,718,517	3,870
	Amorepacific Corp. Preference Shares	67,653	3,867
*	Amicogen Inc.	108,603	3,848
	SK Networks Co. Ltd.	857,988	3,839
	Korean Reinsurance Co.	527,226	3,833
*,^,§	SillaJen Inc.	340,708	3,795
*	TY Holdings Co. Ltd.	148,140	3,785
	Korea Petrochemical Ind Co. Ltd.	17,776	3,772
	S&S Tech Corp.	92,969	3,729
	Hyosung TNC Co. Ltd.	19,098	3,717
*	Binex Co. Ltd.	150,978	3,699
	KEPCO Plant Service & Engineering Co. Ltd.	133,132	3,644
*	CMG Pharmaceutical Co. Ltd.	675,393	3,602
*,^	G-treeBNT Co. Ltd.	132,900	3,576
	Foosung Co. Ltd.	319,784	3,483
	LG International Corp.	150,614	3,431
*	Solus Advanced Materials Co. Ltd.	74,878	3,421
*	Webzen Inc.	104,573	3,338
*	Studio Dragon Corp.	38,537	3,289
	Sebang Global Battery Co. Ltd.	51,267	3,248
	F&F Co. Ltd.	41,471	3,227
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	24,411	3,217
	Huchems Fine Chemical Corp.	135,815	3,212
*	NKMax Co. Ltd.	164,891	3,196
*,^	Hana Tour Service Inc.	61,267	3,163
	Poongsan Corp.	122,471	3,158
	DoubleUGames Co. Ltd.	56,819	3,155
	Tokai Carbon Korea Co. Ltd.	27,270	3,148
	Daou Technology Inc.	153,386	3,098
*	SM Entertainment Co. Ltd.	112,569	3,089
*	CJ CGV Co. Ltd.	131,335	3,054
*	Osstem Implant Co. Ltd.	64,789	3,046
	Silicon Works Co. Ltd.	56,543	3,032
	Daesang Corp.	125,871	3,025
	BH Co. Ltd.	148,468	3,009

50

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Medipost Co. Ltd.	92,491	2,951
*	Kumho Tire Co. Inc.	845,316	2,943
	PI Advanced Materials Co. Ltd.	85,604	2,922
*	YG Entertainment Inc.	69,987	2,885
*,^	Hyosung Advanced Materials Corp.	20,372	2,803
*	Lotte Tour Development Co. Ltd.	202,596	2,803
*,^	Komipharm International Co. Ltd.	225,822	2,801
	Samwha Capacitor Co. Ltd.	45,867	2,789
	Daishin Securities Co. Ltd.	232,151	2,783
	Jeil Pharmaceutical Co. Ltd.	48,063	2,776
*	Dongkuk Steel Mill Co. Ltd.	365,345	2,735
	LG Hausys Ltd.	37,993	2,731
	LOTTE Reit Co. Ltd.	548,324	2,702
	Ahnlab Inc.	38,362	2,696
^	Mcnex Co. Ltd.	72,092	2,687
*,§	Asiana Airlines Inc.	216,270	2,676
*,^	Naturecell Co. Ltd.	282,318	2,668
^	JW Pharmaceutical Corp.	82,170	2,659
	Eugene Technology Co. Ltd.	86,278	2,655
	Hyundai Greenfood Co. Ltd.	327,534	2,645
	Hyundai Home Shopping Network Corp.	34,732	2,613
	Taekwang Industrial Co. Ltd.	3,505	2,587
	Samyang Holdings Corp.	37,387	2,566
	AfreecaTV Co. Ltd.	45,953	2,563
*	Telcon RF Pharmaceutical Inc.	453,804	2,534
*	SFA Semicon Co. Ltd.	474,580	2,524
*	AbClon Inc.	74,682	2,513
*	JR Reit XXVII	525,937	2,499
	Korea Electric Terminal Co. Ltd.	43,419	2,490
	Partron Co. Ltd.	239,406	2,475
	OptoElectronics Solutions Co. Ltd.	47,743	2,460
*	Kuk-il Paper Manufacturing Co. Ltd.	513,055	2,459
*	Hyosung Heavy Industries Corp.	42,636	2,448
	L&C Bio Co. Ltd.	76,956	2,448
	Handsome Co. Ltd.	87,730	2,446
^	Dawonsys Co. Ltd.	129,199	2,432
	HDC Holdings Co. Ltd.	235,933	2,403
	Daeduck Electronics Co. Ltd.	206,053	2,396
*	Duk San Neolux Co. Ltd.	74,443	2,393
	TES Co. Ltd.	87,029	2,380
	Posco ICT Co. Ltd.	326,875	2,336
	GS Home Shopping Inc.	17,928	2,299
*	ITM Semiconductor Co. Ltd.	43,798	2,297
	Dong-A ST Co. Ltd.	28,071	2,291
*	Hyundai Construction Equipment Co. Ltd.	75,533	2,284
	Chongkundang Holdings Corp.	19,363	2,276
	NICE Holdings Co. Ltd.	126,639	2,270
	Lotte Chilsung Beverage Co. Ltd.	22,662	2,265
	Shinsegae International Inc.	15,090	2,247
	Huons Co. Ltd.	39,160	2,234
	Dong-A Socio Holdings Co. Ltd.	19,253	2,174
*	DIO Corp.	73,924	2,158
*	Eutilex Co. Ltd.	62,134	2,156
*	Hyundai Electric & Energy System Co. Ltd.	140,669	2,129
	LOTTE Himart Co. Ltd.	73,816	2,121
	S&T Motiv Co. Ltd.	46,362	2,111
*	Cafe24 Corp.	35,463	2,077
	Hankook Technology Group Co. Ltd.	153,497	2,075
	Hanwha Corp. Preference Shares	161,307	2,029
*	KH Vatec Co. Ltd.	107,165	2,018
*	Korea Line Corp.	709,244	1,987
*	Ananti Inc.	266,330	1,983
*	Insun ENT Co. Ltd.	191,100	1,975
	Hyosung Chemical Corp.	13,518	1,950

51

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	INTOPS Co. Ltd.	69,896	1,944
	Daea TI Co. Ltd.	359,056	1,913
	Grand Korea Leisure Co. Ltd.	124,199	1,913
*	Taihan Electric Wire Co. Ltd.	1,508,562	1,905
	LIG Nex1 Co. Ltd.	67,713	1,903
	HS Industries Co. Ltd.	286,809	1,886
*	Anterogen Co. Ltd.	32,535	1,871
	Green Cross Cell Corp.	39,247	1,853
*	Feelux Co. Ltd.	488,899	1,846
	Wemade Co. Ltd.	51,776	1,840
*	Samsung Pharmaceutical Co. Ltd.	329,251	1,837
	SK Gas Ltd.	18,993	1,832
	Kwang Dong Pharmaceutical Co. Ltd.	193,657	1,832
*	Korea Real Estate Investment & Trust Co. Ltd.	972,620	1,810
*	Peptron Inc.	119,458	1,808
	KC Tech Co. Ltd.	63,275	1,795
	Hansae Co. Ltd.	110,958	1,791
	Dongwon Industries Co. Ltd.	8,655	1,774
^	Shinhan Financial Group Co. Ltd. ADR	58,558	1,743
*	Doosan Co. Ltd.	35,752	1,728
*	Hancom Inc.	98,567	1,715
	Modetour Network Inc.	89,442	1,695
*	Hanwha General Insurance Co. Ltd.	478,779	1,692
*	Stcube	178,517	1,679
	Binggrae Co. Ltd.	31,845	1,676
*	KCC Glass Corp.	49,308	1,674
*	Innox Advanced Materials Co. Ltd.	39,730	1,670
	Halla Holdings Corp.	47,325	1,632
*	Aprogen pharmaceuticals Inc.	1,345,802	1,632
	i-SENS Inc.	58,739	1,625
	SK Securities Co. Ltd.	2,192,004	1,622
*	Neowiz	77,979	1,615
^	Jusung Engineering Co. Ltd.	212,874	1,611
*	Namsun Aluminum Co. Ltd.	371,961	1,611
	Advanced Process Systems Corp.	69,357	1,589
	Mirae Asset Life Insurance Co. Ltd.	447,245	1,587
	Meritz Financial Group Inc.	175,036	1,583
^	Hyundai Bioland Co. Ltd.	69,481	1,567
*	Hansol Technics Co. Ltd.	166,478	1,559
*	Dentium Co. Ltd.	41,087	1,557
	Orion Holdings Corp.	127,512	1,551
	Youlchon Chemical Co. Ltd.	81,283	1,540
	Songwon Industrial Co. Ltd.	103,406	1,521
	Kumho Industrial Co. Ltd.	181,159	1,517
	Young Poong Corp.	3,038	1,506
*	Yuanta Securities Korea Co. Ltd.	531,497	1,499
	Hanil Cement Co. Ltd.	15,268	1,477
	SL Corp.	98,389	1,475
*	Hanwha Investment & Securities Co. Ltd.	712,719	1,445
	LF Corp.	105,084	1,424
	Taeyoung Engineering & Construction Co. Ltd.	129,791	1,413
	Harim Holdings Co. Ltd.	169,902	1,411
	Eugene Investment & Securities Co. Ltd.	380,747	1,388
^	Sangsangin Co. Ltd.	233,930	1,384
	Sungwoo Hitech Co. Ltd.	256,964	1,351
	CJ CheilJedang Corp. Preference Shares	8,708	1,345
	Hansol Paper Co. Ltd.	105,300	1,345
	Daishin Securities Co. Ltd. Preference Shares	143,638	1,344
	ICD Co. Ltd.	79,230	1,337
	Maeil Dairies Co. Ltd.	20,547	1,323
	Toptec Co. Ltd.	116,323	1,320
	Cuckoo Homesys Co. Ltd.	36,463	1,314
	Nexen Tire Corp.	230,574	1,314
	Korea Asset In Trust Co. Ltd.	357,814	1,299

52

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Dongsung Pharmaceutical Co. Ltd.	110,312	1,267
	KEPCO Engineering & Construction Co. Inc.	76,726	1,264
	Samyang Corp.	22,461	1,249
*	Vidente Co. Ltd.	171,765	1,247
	Tongyang Inc.	1,135,709	1,246
	Soulbrain Holdings Co. Ltd.	29,927	1,246
*,^	Inscobee Inc.	628,890	1,224
	Dongwon F&B Co. Ltd.	7,333	1,209
	JW Holdings Corp.	221,572	1,192
*	Wonik Holdings Co. Ltd.	202,877	1,186
*	Interflex Co. Ltd.	72,908	1,168
*	Lutronic Corp.	131,610	1,166
	Vieworks Co. Ltd.	41,458	1,160
	Youngone Holdings Co. Ltd.	33,272	1,157
	GOLFZON Co. Ltd.	18,018	1,151
	Seobu T&D	164,221	1,144
	KC Co. Ltd.	44,827	1,144
	InBody Co. Ltd.	70,586	1,128
*,^	CUROCOM Co. Ltd.	590,197	1,108
	NS Shopping Co. Ltd.	97,273	1,084
	Samchully Co. Ltd.	14,365	1,078
	Kolmar Korea Holdings Co. Ltd.	42,246	1,011
	Namhae Chemical Corp.	132,560	1,004
*	Lock&Lock Co. Ltd.	106,002	993
	iMarketKorea Inc.	122,050	983
*	Gamevil Inc.	28,917	983
	Hankook Shell Oil Co. Ltd.	4,121	981
	Aekyung Industrial Co. Ltd.	43,393	980
	Dae Han Flour Mills Co. Ltd.	6,231	953
	KISCO Corp.	158,153	953
	KTB Investment & Securities Co. Ltd.	322,563	948
	Dae Hwa Pharmaceutical Co. Ltd.	65,917	938
	SPC Samlip Co. Ltd.	13,957	926
	Huons Global Co. Ltd.	33,762	911
*	POSCO Chemical Co. Ltd. Rights Exp. 01/14/2021	32,407	908
	Lotte Confectionery Co. Ltd.	9,366	881
	Kolon Corp.	43,765	880
*	Hansol Holdings Co. Ltd.	257,533	875
	BGF Co. Ltd.	193,806	874
	KT Skylife Co. Ltd.	103,629	842
	KISWIRE Ltd.	61,779	837
*	Able C&C Co. Ltd.	120,276	821
	Hyundai Livart Furniture Co. Ltd.	53,890	793
	Lotte Food Co. Ltd.	2,595	792
	Namyang Dairy Products Co. Ltd.	3,014	791
	E1 Corp.	19,205	790
	Interpark Corp.	379,096	751
	Seah Besteel Corp.	76,256	745
	Sung Kwang Bend Co. Ltd.	107,988	729
^	Kyobo Securities Co. Ltd.	103,347	728
	DB Financial Investment Co. Ltd.	167,685	720
	Woongjin Thinkbig Co. Ltd.	280,495	712
	AK Holdings Inc.	30,661	711
	Humedix Co. Ltd.	32,250	707
	Hanil Holdings Co. Ltd.	70,305	706
	TK Corp.	98,388	694
	Cell Biotech Co. Ltd.	31,477	682
*	Coreana Cosmetics Co. Ltd.	148,739	680
	Cuckoo Holdings Co. Ltd.	7,240	666
	Sam Young Electronics Co. Ltd.	66,608	626
	Hyundai Corp.	42,262	622
*	Byucksan Corp.	263,447	609
	Tongyang Life Insurance Co. Ltd.	187,336	608
	Daekyo Co. Ltd.	177,908	604

53

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*,^,§	Cellumed Co. Ltd.	109,221	601
	CJ Freshway Corp.	33,552	590
*	Muhak Co. Ltd.	87,541	580
	LG HelloVision Co. Ltd.	155,972	558
	Daeduck Co. Ltd.	85,865	553
	Sindoh Co. Ltd.	22,140	541
*	Eusu Holdings Co. Ltd.	102,233	541
*,^	Homecast Co. Ltd.	189,088	525
*	Agabang&Company	166,714	511
	S&T Dynamics Co. Ltd.	93,447	507
*	SBS Media Holdings Co. Ltd.	284,727	488
*,^	GNCO Co. Ltd.	494,396	486
*,§	Yuyang DNU Co. Ltd.	336,958	378
*,§	APAM Corp.	100,608	188
*	COSON Co. Ltd.	22,075	90
	KB Financial Group Inc. ADR	1,473	58
*	DL E&C Co. Ltd.	95,893	—
			7,730,184
Spain (2.0%)
*	Iberdrola SA	37,981,510	545,809
*	Banco Santander SA	109,531,772	341,559
	Industria de Diseno Textil SA	6,722,666	213,378
	Banco Bilbao Vizcaya Argentaria SA	42,626,924	211,286
	Amadeus IT Group SA	2,723,080	201,012
[1]	Cellnex Telecom SA	2,183,779	131,143
*	Telefonic SA (XMAD)	30,203,380	120,139
*	Repsol SA	8,597,462	86,612
*	Ferrovial SA	3,108,659	85,956
*,1	Aena SME SA	449,717	78,183
^	Grifols SA	2,115,622	61,769
	CaixaBank SA	22,940,974	58,965
	Siemens Gamesa Renewable Energy SA	1,431,226	58,117
	Red Electrica Corp. SA	2,753,315	56,529
^	Endesa SA	2,031,380	55,719
	ACS Actividades de Construccion y Servicios SA	1,430,219	47,517
	Naturgy Energy Group SA	1,868,465	43,450
^	Enagas SA	1,589,038	34,959
	Bankinter SA	4,377,012	23,742
	Acciona SA	146,584	20,975
	Inmobiliaria Colonial Socimi SA	2,072,499	20,465
	Merlin Properties Socimi SA	2,115,307	20,170
	Viscofan SA	248,041	17,559
	Banco de Sabadell SA	35,854,037	15,516
	Bankia SA	7,656,021	13,629
^	Mapfre SA	6,306,434	12,325
	Acerinox SA	1,079,566	11,956
	Ebro Foods SA	489,399	11,314
*	Solaria Energia y Medio Ambiente SA	387,418	11,250
*	Applus Services SA	914,440	10,148
	Fluidra SA	393,783	10,109
	CIE Automotive SA	336,470	9,065
	Zardoya Otis SA	1,140,574	8,012
	Cia de Distribucion Integral Logista Holdings SA	404,623	7,863
	Faes Farma SA	1,802,625	7,686
	Pharma Mar SA	87,401	7,641
*	Indra Sistemas SA	793,542	6,786
*	Telefonic SA (Interim Line)	1,689,937	6,699
[1]	Euskaltel SA	621,369	6,598
	Almirall SA	463,209	6,166
*,1	Neinor Homes SA	459,840	6,103
*	Construcciones y Auxiliar de Ferrocarriles SA	117,833	5,627
*	Sacyr SA	2,264,603	5,596
*	Mediaset Espana Comunicacion SA	970,245	5,043
[1]	Gestamp Automocion SA	993,990	4,812

54

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Melia Hotels International SA	645,070	4,493
	Prosegur Cia de Seguridad SA	1,478,686	4,436
*,1	Unicaja Banco SA	4,963,928	4,362
*,1	Aedas Homes SA	133,618	3,425
[1]	Global Dominion Access SA	737,970	3,387
*	Ence Energia y Celulosa SA	809,889	3,357
*	Repsol SA Rights Exp. 01/08/2021	9,165,480	3,143
*	Promotora de Informaciones SA	2,634,473	2,875
*	Tecnicas Reunidas SA	192,590	2,554
*	Liberbank SA	8,262,551	2,543
[1]	Prosegur Cash SA	2,467,802	2,406
	Lar Espana Real Estate Socimi SA	398,686	2,277
*,1	Metrovacesa SA	288,532	2,120
*	Atresmedia Corp. de Medios de Comunicacion SA	519,052	1,825
*	Distribuidora Internacional de Alimentacion SA	10,091,867	1,411
*,^	NH Hotel Group SA	157,953	661
*	Faes Farma SA (Interim Line)	85,839	366
			2,770,598
Sweden (3.1%)
	Telefonaktiebolaget LM Ericsson Class B	19,177,154	228,121
*	Volvo AB Class B	9,176,289	217,231
	Investor AB Class B	2,908,003	211,654
	Atlas Copco AB Class A	3,970,336	204,061
*	Sandvik AB	6,891,986	169,981
	Hexagon AB Class B	1,632,335	149,656
	Assa Abloy AB Class B	5,871,151	145,088
	Essity AB Class B	3,890,361	125,344
*	Hennes & Mauritz AB Class B	5,614,935	117,869
*	Swedbank AB Class A	6,421,931	112,643
	Atlas Copco AB Class B	2,483,569	111,481
[1]	Evolution Gaming Group AB	999,647	100,499
*	Svenska Handelsbanken AB Class A	9,449,303	95,249
*	Skandinaviska Enskilda Banken AB Class A	9,111,345	93,824
*	Kinnevik AB	1,529,106	76,817
	Swedish Match AB	981,594	76,388
	Epiroc AB Class A	4,011,900	72,915
	Telia Co. AB	16,400,248	67,731
*	Svenska Cellulosa AB SCA Class B	3,788,919	66,246
	Nibe Industrier AB Class B	1,912,800	62,728
	Boliden AB	1,748,650	62,038
	SKF AB	2,378,758	61,894
	Investor AB Class A	846,612	61,318
	Skanska AB Class B	2,284,505	58,218
*	Alfa Laval AB	2,004,429	55,355
	Tele2 AB	3,409,971	45,107
*	Industrivarden AB Class A	1,323,511	44,096
	Castellum AB	1,720,931	43,868
*,1	Sinch AB	256,649	41,738
	Epiroc AB Class B	2,414,249	40,757
*	Indutrade AB	1,785,567	38,222
*	Industrivarden AB Class C	1,073,150	34,687
*	Trelleborg AB Class B	1,551,804	34,469
	Electrolux AB Class B	1,469,684	34,195
	Husqvarna AB	2,598,735	33,726
	Getinge AB	1,425,628	33,362
	Lundin Energy AB	1,205,869	32,682
	EQT AB	1,285,898	32,641
*	Fastighets AB Balder Class B	618,852	32,313
	Securitas AB Class B	1,974,005	31,848
	Elekta AB Class B	2,288,955	30,665
*	Volvo AB Class A	1,270,126	30,270
	Holmen AB	613,733	29,432
	Lifco AB Class B	289,962	27,741
	Fabege AB	1,684,650	26,616

55

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	L E Lundbergforetagen AB Class B	471,124	25,275
*,1	Dometic Group AB	1,892,472	25,097
*,1	Thule Group AB	669,633	25,054
	ICA Gruppen AB	494,385	24,729
	Beijer Ref AB Class B	518,041	23,703
*	Nordic Entertainment Group AB Class B	416,814	23,323
	Sweco AB Class B	1,268,474	23,247
*	Swedish Orphan Biovitrum AB	1,144,633	23,035
	Avanza Bank Holding AB	784,281	22,256
	AAK AB	1,086,680	21,973
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	6,124,309	21,437
	BillerudKorsnas AB	1,120,391	19,718
	Wihlborgs Fastigheter AB	844,996	19,099
*	AF Poyry AB	617,017	18,855
	Investment AB Latour Class B	768,788	18,622
*	Saab AB Class B	589,145	17,142
[1]	Bravida Holding AB	1,285,125	17,087
	Hexpol AB	1,580,299	16,920
	Wallenstam AB	1,036,596	16,474
	AddTech AB	1,208,284	16,058
	JM AB	444,517	15,674
	Axfood AB	667,335	15,546
*	Sectra AB Class B	165,023	14,611
*	Peab AB Class B	1,270,861	13,844
	Loomis AB Class B	481,359	13,274
^	Kungsleden AB	1,204,522	13,204
	Mycronic AB	441,183	13,104
	Bure Equity AB	350,314	12,459
*	SSAB AB Class B	3,807,743	12,069
	Hufvudstaden AB Class A	703,276	11,634
	Intrum AB	431,471	11,251
*	Nyfosa AB	1,124,596	11,235
*	Nolato AB Class B	110,458	11,168
	NCC AB Class B	607,585	11,029
	Arjo AB	1,433,582	11,010
*	Vitrolife AB	404,574	10,593
*	Pandox AB Class B	565,350	9,920
	Lindab International AB	438,937	9,105
*	Electrolux Professional AB Class B	1,453,592	8,321
*	Hansa Biopharma AB	284,419	8,282
	Klovern AB	4,016,711	7,652
	Catena AB	161,736	7,601
*	Modern Times Group MTG AB Class B	412,702	7,337
*	Biotage AB	418,500	7,045
*	Betsson AB	765,806	6,835
*,1	Munters Group AB	676,351	6,808
	Atrium Ljungberg AB	294,819	6,252
*	Bilia AB	501,065	6,134
	Ratos AB	1,258,152	5,865
*	Nobia AB	730,741	5,856
*	SSAB AB Class A	1,534,346	5,439
	Concentric AB	239,277	5,346
*	Bonava AB	548,805	5,244
	Dios Fastigheter AB	544,903	5,091
*,^	SAS AB	22,586,254	5,006
*,1	Resurs Holding AB	895,867	4,883
	Cloetta AB	1,337,923	3,975
	Klovern AB Preference Shares	99,359	3,865
*,^,1	Scandic Hotels Group AB	849,108	3,588
*,1	Attendo AB	655,818	3,541
*	SkiStar AB	258,668	3,370
	Telefonaktiebolaget LM Ericsson Class A	260,893	3,337
*,^	Svenska Handelsbanken AB Class B	282,362	3,147
*	Karo Pharma AB	492,177	3,138

56

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Adapteo Oyj	264,288	3,061
*	Mekonomen AB	265,460	2,939
	Investment AB Oresund	185,469	2,805
	Sagax AB	675,951	2,643
*	Svenska Cellulosa AB SCA Class A	142,409	2,566
^	Clas Ohlson AB	254,868	2,424
*	Skandinaviska Enskilda Banken AB Class C	199,111	2,126
	SKF AB Class A	76,818	1,995
*,^	Collector AB	535,969	1,571
	Samhallsbyggnadsbolaget i Norden AB	293,516	1,075
*	Annehem Fastigheter AB Class B	254,172	978
	Sagax AB Preference Shares	132,815	575
	NCC AB Class A	21,615	390
			4,310,724
Switzerland (7.6%)
	Nestle SA	17,828,756	2,107,561
	Roche Holding AG	4,454,928	1,551,645
	Novartis AG	13,751,476	1,294,811
	Zurich Insurance Group AG	953,618	401,875
	ABB Ltd.	11,424,443	320,447
	Lonza Group AG	474,220	305,477
	UBS Group AG	21,447,741	301,981
	Cie Financiere Richemont SA	3,262,781	294,766
	Givaudan SA	59,022	249,712
	Sika AG	887,309	241,874
*	Alcon Inc.	2,935,075	194,878
	Credit Suisse Group AG	14,945,710	192,962
	Swiss Re AG	1,798,084	169,403
	Partners Group Holding AG	143,951	169,148
	LafargeHolcim Ltd. (XVTX)	2,639,977	144,903
	Geberit AG	227,441	142,372
	SGS SA	37,685	113,597
	Swiss Life Holding AG	201,796	94,132
	Logitech International SA	938,057	91,081
	Swisscom AG	162,942	87,750
*	Sonova Holding AG	336,761	87,589
	Julius Baer Group Ltd.	1,381,407	79,585
	Straumann Holding AG	64,515	75,574
	Kuehne & Nagel International AG	320,950	72,830
	Schindler Holding AG	253,816	68,641
	Adecco Group AG	986,078	65,676
	Chocoladefabriken Lindt & Spruengli AG (Registered)	652	65,487
	Chocoladefabriken Lindt & Spruengli AG	6,287	61,281
	Roche Holding AG (Bearer)	170,436	59,641
	Temenos AG	387,090	53,933
	Vifor Pharma AG	330,234	51,904
	Baloise Holding AG	285,886	50,794
	Swatch Group AG (Bearer)	186,114	50,594
*	SIG Combibloc Group AG	2,034,577	47,372
	Swiss Prime Site AG	479,837	47,039
	Barry Callebaut AG	19,271	45,925
	EMS-Chemie Holding AG	45,313	43,589
[1]	VAT Group AG	164,059	41,065
	Tecan Group AG	75,700	37,130
	PSP Swiss Property AG	274,886	36,620
*	ams AG	1,621,603	35,334
	Schindler Holding AG (Registered)	127,763	34,534
	LafargeHolcim Ltd. (XPAR)	635,227	34,469
	Georg Fischer AG	26,166	33,770
	Clariant AG	1,443,454	30,624
	Belimo Holding AG	2,951	25,637
	Helvetia Holding AG	221,794	23,427
	Cembra Money Bank AG	187,623	22,725
*	Dufry AG	347,438	21,887

57

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Flughafen Zurich AG	121,108	21,368
*	Idorsia Ltd.	719,083	20,751
	Allreal Holding AG	90,241	20,722
[1]	Galenica AG	308,164	20,465
	Banque Cantonale Vaudoise	179,754	19,566
	Bucher Industries AG	41,388	18,983
	Siegfried Holding AG	25,323	18,637
*	Softwareone Holding AG	619,550	18,331
	DKSH Holding AG	227,085	17,014
	Bachem Holding AG	35,765	15,995
*	Zur Rose Group AG	48,378	15,523
	Swatch Group AG (Registered)	281,681	14,865
^	Stadler Rail AG	312,622	14,282
	Vontobel Holding AG	176,547	14,035
	Daetwyler Holding AG	47,029	13,654
	Mobimo Holding AG	41,527	13,408
	BKW AG	114,953	12,953
	SFS Group AG	108,245	12,897
	Emmi AG	12,422	12,801
	OC Oerlikon Corp. AG	1,221,981	12,679
	Landis&Gyr Group AG	154,459	12,134
	Sulzer AG	111,650	11,808
	Forbo Holding AG	6,631	11,415
	Inficon Holding AG	12,271	11,241
^	dormakaba Holding AG	19,283	10,949
	Interroll Holding AG	3,531	10,776
	Comet Holding AG	47,843	10,751
	Conzzeta AG	8,240	10,134
	Schweiter Technologies AG	5,991	9,983
	Valiant Holding AG	99,884	9,732
	Huber & Suhner AG	109,953	8,636
	St. Galler Kantonalbank AG	17,670	8,344
	Kardex Holding AG	37,076	8,170
	VZ Holding AG	86,235	7,905
	Berner Kantonalbank AG	28,746	7,408
	Burckhardt Compression Holding AG	20,219	7,016
	LEM Holding SA	3,012	5,903
	Vetropack Holding AG	79,660	5,378
	Swissquote Group Holding SA	54,945	5,339
	Intershop Holding AG	7,177	4,996
	ALSO Holding AG	16,998	4,837
*	Aryzta AG	5,904,100	4,619
*,^	COSMO Pharmaceuticals NV	46,257	4,442
*	Komax Holding AG	22,332	4,435
*	Arbonia AG	272,208	4,389
	Liechtensteinische Landesbank AG	69,818	4,129
*,^	Basilea Pharmaceutica AG	67,911	4,076
*	Valora Holding AG	20,757	4,068
	Zehnder Group AG	60,721	4,029
*,1	Medacta Group SA	39,873	3,948
*	Ascom Holding AG	230,411	3,433
*	Autoneum Holding AG	18,608	3,402
	Ypsomed Holding AG	20,185	3,387
	Bell Food Group AG	12,163	3,277
	Bossard Holding AG	16,172	3,265
	EFG International AG	485,563	3,200
	Bobst Group SA	48,581	2,932
	u-blox Holding AG	41,824	2,782
	Leonteq AG	68,748	2,698
	Implenia AG	94,660	2,566
*	GAM Holding AG	1,023,926	2,523
*	Hiag Immobilien Holding AG	18,884	2,339
	Rieter Holding AG	19,112	2,093
	VP Bank AG	15,160	1,920

58

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	APG SGA SA	6,792	1,511
	BB Biotech AG	160	13
			10,466,311
United Kingdom (12.4%)
	AstraZeneca plc	8,401,800	837,773
*	HSBC Holdings plc	130,397,669	673,537
	Diageo plc	14,678,097	580,795
	GlaxoSmithKline plc	31,541,225	577,141
	Unilever plc (XAMS)	9,376,176	567,741
	British American Tobacco plc	14,245,910	529,050
	Rio Tinto plc	6,947,518	522,962
	Royal Dutch Shell plc Class A	26,219,024	459,788
	BP plc	126,902,418	437,908
	Unilever plc (XLON)	6,891,693	413,321
	Royal Dutch Shell plc Class B	23,782,136	403,077
	Reckitt Benckiser Group plc	4,035,694	360,203
	BHP Group plc	13,305,690	351,329
	Prudential plc	16,694,567	306,980
	RELX plc	11,896,372	291,074
	Vodafone Group plc	171,388,806	281,505
	National Grid plc	22,448,503	265,284
	Anglo American plc	7,868,476	259,835
	London Stock Exchange Group plc	2,014,308	248,640
*	Lloyds Banking Group plc	450,309,754	224,506
*	Barclays plc	110,638,654	221,952
	Experian plc	5,795,253	220,154
*	Glencore plc	68,999,115	219,127
	Compass Group plc	11,407,385	212,764
	Tesco plc	61,879,800	195,279
	CRH plc (XLON)	4,332,657	183,072
	Ferguson plc	1,438,347	174,760
*	Flutter Entertainment plc (XLON)	808,057	167,155
	Legal & General Group plc	37,942,601	138,279
	BAE Systems plc	20,579,730	137,242
	SSE plc	6,662,710	136,474
	Ashtead Group plc	2,861,907	134,799
	Imperial Brands plc	6,031,871	126,516
	Smith & Nephew plc	5,599,862	116,323
	Aviva plc	25,082,176	111,567
*	Standard Chartered plc	16,564,345	105,183
*	BT Group plc	55,738,140	100,466
	Segro plc	7,613,717	98,794
*	Ocado Group plc	3,102,275	97,009
	3i Group plc	6,099,717	96,479
*	Rentokil Initial plc	11,891,210	82,908
	WPP plc	7,585,812	82,200
	Halma plc	2,420,919	81,077
	Intertek Group plc	1,033,876	79,857
*	Next plc	813,237	78,418
	Croda International plc	863,171	77,625
	Persimmon plc	2,027,701	76,531
*	InterContinental Hotels Group plc	1,167,327	75,661
*	Melrose Industries plc	30,749,188	74,917
	Smurfit Kappa Group plc (XLON)	1,578,259	73,999
	Mondi plc	3,106,542	72,792
	Spirax-Sarco Engineering plc	471,177	72,733
*	Rolls-Royce Holdings plc	47,721,790	72,224
	Bunzl plc	2,157,032	72,019
*	Informa plc	9,558,400	71,472
*	Associated British Foods plc	2,221,323	68,583
*	Natwest Group plc	29,031,683	66,366
*	Burberry Group plc	2,564,125	62,616
*,1	Just Eat Takeaway.com NV (XLON)	553,975	62,321
	RSA Insurance Group plc	6,600,601	61,180

59

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Barratt Developments plc	6,466,904	59,121
*	Entain plc	3,707,479	57,506
	Sage Group plc	6,972,651	55,365
*	Whitbread plc	1,289,541	54,621
	Standard Life Aberdeen plc	13,925,537	53,377
	United Utilities Group plc	4,357,515	53,297
	Admiral Group plc	1,333,150	52,715
	St. James's Place plc	3,381,072	52,319
*	Taylor Wimpey plc	23,112,488	52,280
	Polymetal International plc	2,265,805	52,159
	Smiths Group plc	2,533,067	52,103
*	Kingfisher plc	13,492,017	49,855
*	Rightmove plc	5,538,518	49,209
[1]	Auto Trader Group plc	6,031,802	49,097
	Berkeley Group Holdings plc	745,356	48,215
	Hargreaves Lansdown plc	2,291,661	47,717
	Severn Trent plc	1,527,045	47,671
*	Weir Group plc	1,655,369	45,009
	M&G plc	16,593,918	44,790
	DCC plc	629,446	44,541
^	Pearson plc	4,796,304	44,022
	Antofagasta plc	2,211,378	43,385
	Intermediate Capital Group plc	1,799,656	42,346
	Land Securities Group plc	4,549,018	42,015
*	DS Smith plc	8,147,585	41,648
	Coca-Cola HBC AG	1,245,218	40,324
	Johnson Matthey plc	1,212,777	40,180
	British Land Co. plc	5,902,679	39,533
	B&M European Value Retail SA	5,440,156	38,297
	Direct Line Insurance Group plc	8,726,927	38,169
	Hikma Pharmaceuticals plc	1,073,793	36,907
	Pennon Group plc	2,682,432	34,719
*	ITV plc	23,810,371	34,696
*	G4S plc	9,892,833	34,363
*	Howden Joinery Group plc	3,642,655	34,315
	Wm Morrison Supermarkets plc	14,170,263	34,288
	Electrocomponents plc	2,852,567	33,918
	Phoenix Group Holdings plc	3,473,927	33,291
	Schroders plc	716,912	32,688
*	JD Sports Fashion plc	2,745,885	32,259
	J Sainsbury plc	10,427,515	32,051
	Games Workshop Group plc	208,393	31,910
	Bellway plc	788,698	31,842
*	Meggitt plc	4,975,841	31,642
	AVEVA Group plc	722,502	31,544
	Dechra Pharmaceuticals plc	669,418	31,527
*	Travis Perkins plc	1,612,750	29,692
*	Hiscox Ltd.	2,141,180	29,158
*	UNITE Group plc	2,030,669	29,009
	Spectris plc	740,652	28,527
[1]	ConvaTec Group plc	10,232,515	27,779
*	Signature Aviation plc	5,247,663	27,657
	Tate & Lyle plc	2,988,083	27,533
	IMI plc	1,714,863	27,327
	IG Group Holdings plc	2,321,769	27,274
	Derwent London plc	641,533	27,265
*	Royal Mail plc	5,856,610	26,993
[1]	Avast plc	3,536,959	25,971
	Tritax Big Box REIT plc	10,873,312	24,982
*	William Hill plc	6,692,048	24,640
	HomeServe plc	1,757,192	24,604
	Rotork plc	5,562,651	24,197
	Genus plc	415,878	23,797
*	Centrica plc	37,285,602	23,659

60

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Evraz plc	3,689,471	23,579
[1]	Quilter plc	11,164,479	23,382
	Diploma plc	776,322	23,213
*	Marks & Spencer Group plc	12,464,820	23,121
*	Inchcape plc	2,501,329	22,020
*	IWG plc	4,590,707	21,574
*,1	Countryside Properties plc	3,297,762	21,029
*	Hays plc	9,961,046	19,541
	Beazley plc	3,829,091	19,092
	Britvic plc	1,693,378	18,810
*,1	Trainline plc	2,957,434	18,803
	Fresnillo plc	1,179,692	18,221
	Close Brothers Group plc	962,370	18,149
*	Vistry Group plc	1,401,922	18,018
*	John Wood Group plc	4,251,884	17,936
	Assura plc	16,768,467	17,648
*	Grafton Group plc	1,396,527	17,644
	LondonMetric Property plc	5,593,128	17,539
*	Renishaw plc	219,656	17,321
	Pets at Home Group plc	3,044,290	17,319
	Primary Health Properties plc	8,252,129	17,251
	Man Group PLC	9,126,969	17,234
	UDG Healthcare plc	1,610,648	17,192
	Ashmore Group plc	2,902,313	17,138
	Victrex plc	525,924	16,825
	Grainger plc	4,281,433	16,654
	WH Smith plc	804,667	16,594
*	Balfour Beatty plc	4,372,834	16,185
	easyJet plc	1,425,787	16,182
	Carnival plc	847,000	16,110
	Cranswick plc	329,892	15,853
	QinetiQ Group plc	3,586,249	15,678
*	Greggs plc	636,765	15,581
*	International Consolidated Airlines Group SA (London Shares)	7,155,291	15,570
	Big Yellow Group plc	1,034,348	15,497
	Lancashire Holdings Ltd.	1,544,542	15,320
	SSP Group plc	3,369,489	15,297
	Computacenter plc	454,619	15,224
*,1	Wizz Air Holdings plc	241,809	15,097
	Softcat plc	795,090	14,956
	Great Portland Estates plc	1,626,559	14,878
	Future plc	621,261	14,726
*	Virgin Money UK plc	7,919,773	14,584
[1]	John Laing Group plc	3,173,370	14,436
	Safestore Holdings plc	1,303,232	13,929
	OSB Group plc	2,401,563	13,912
	Spirent Communications plc	3,826,271	13,833
^	TUI AG (XLON)	2,170,457	13,633
*,1	Network International Holdings plc	2,985,936	13,454
	British American Tobacco plc ADR	358,284	13,432
*,1	Ascential plc	2,534,210	13,267
	Aggreko plc	1,547,015	13,261
	Synthomer plc	2,141,896	13,142
	Drax Group plc	2,534,664	13,012
*	Marshalls plc	1,267,298	12,965
	Domino's Pizza Group plc	2,995,552	12,908
	Plus500 Ltd.	645,166	12,782
	KAZ Minerals plc	1,423,980	12,781
*	Serco Group plc	7,753,208	12,730
	IntegraFin Holdings plc	1,670,871	12,674
	Ultra Electronics Holdings plc	446,241	12,560
	Shaftesbury plc	1,590,597	12,403
	Bodycote plc	1,205,623	12,293
*	Pagegroup plc	1,995,399	12,195

61

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Moneysupermarket.com Group plc	3,329,556	11,892
	TP ICAP plc	3,626,846	11,793
	Centamin plc	6,947,126	11,760
*	Redrow plc	1,464,051	11,421
*	Polypipe Group plc	1,381,516	11,280
*	National Express Group plc	3,467,747	11,261
*	Savills plc	851,720	11,114
	AJ Bell plc	1,838,863	10,916
	Investec plc	4,237,066	10,889
	Jupiter Fund Management plc	2,788,864	10,781
	Paragon Banking Group plc	1,605,225	10,759
*	Playtech plc	1,934,473	10,627
*	Cairn Energy plc	3,701,294	10,613
*,^,1	Aston Martin Lagonda Global Holdings plc	384,525	10,583
*	Micro Focus International plc	1,818,343	10,462
*	Dunelm Group plc	625,400	10,355
*	Dixons Carphone plc	6,480,772	10,276
*	AO World plc	1,811,666	10,218
	Euromoney Institutional Investor plc	684,613	10,003
	Vesuvius plc	1,350,714	9,880
	Hill & Smith Holdings plc	508,885	9,813
*	Mediclinic International plc	2,520,804	9,739
	Capital & Counties Properties plc	4,722,001	9,386
*	Oxford Instruments plc	341,839	9,330
	Daily Mail & General Trust plc	902,240	9,155
^	RHI Magnesita NV	188,827	9,050
	Workspace Group plc	858,465	9,037
*	Petropavlovsk plc	19,263,207	8,545
	FDM Group Holdings plc	550,626	8,511
*	Coats Group plc	9,166,727	8,446
^	Hammerson plc	24,686,451	8,356
*	Essentra plc	1,916,528	8,044
	Telecom Plus plc	405,249	7,935
*,1	Watches of Switzerland Group plc	1,001,670	7,934
	Sirius Real Estate Ltd.	6,149,934	7,878
	Avon Rubber plc	182,135	7,870
*	Firstgroup plc	7,722,004	7,852
*	J D Wetherspoon plc	511,823	7,830
	Gamesys Group plc	502,834	7,828
	Brewin Dolphin Holdings plc	1,872,011	7,792
	Rathbone Brothers plc	368,174	7,749
	Morgan Advanced Materials plc	1,796,528	7,651
	Sanne Group plc	879,786	7,412
*	Frasers Group plc	1,190,910	7,334
	Ferrexpo plc	1,844,541	7,109
*,1	Ibstock plc	2,507,432	7,074
	Chemring Group plc	1,806,889	7,035
*	Crest Nicholson Holdings plc	1,576,366	7,029
*	Indivior plc	4,688,303	6,973
*	Provident Financial plc	1,634,539	6,849
[1]	Airtel Africa plc	6,571,133	6,777
	888 Holdings plc	1,695,704	6,637
*	Vectura Group plc	3,829,153	6,513
	Ninety One plc	2,054,447	6,509
*	Just Group plc	6,638,676	6,394
*	Energean plc	636,769	6,260
	St. Modwen Properties plc	1,139,187	6,259
*	Babcock International Group plc	1,612,665	6,162
	Kainos Group plc	354,308	5,913
	Clarkson plc	159,048	5,869
*	Elementis plc	3,717,000	5,835
	NCC Group plc	1,663,206	5,764
	Redde Northgate plc	1,567,298	5,715
*	Capita plc	10,594,568	5,677

62

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*,^	Cineworld Group plc	6,435,039	5,663
*	Bytes Technology Group plc	1,230,599	5,638
	TalkTalk Telecom Group plc	4,218,524	5,631
*,1	McCarthy & Stone plc	3,423,292	5,623
*,1	TI Fluid Systems plc	1,456,145	4,882
*	Mitchells & Butlers plc	1,392,673	4,591
	Greencore Group plc	2,867,042	4,570
*	Halfords Group plc	1,248,894	4,570
	UK Commercial Property REIT Ltd.	4,740,635	4,488
	Hochschild Mining plc	1,569,558	4,473
	Keller Group plc	453,413	4,320
*	Marston's plc	4,068,969	4,201
*	Mitie Group plc	7,388,646	4,156
*	Bank of Georgia Group plc	241,942	4,052
*,1	Spire Healthcare Group plc	1,815,196	3,883
*	TBC Bank Group plc	223,083	3,806
*	AG Barr plc	533,397	3,781
[1]	CMC Markets plc	701,726	3,773
	PZ Cussons plc	1,191,777	3,747
*	Go-Ahead Group plc	276,307	3,736
	BMO Commercial Property Trust Ltd.	3,360,495	3,675
	Picton Property Income Ltd.	3,544,845	3,640
*,^	Tullow Oil plc	8,811,685	3,556
	GoCo Group plc	1,906,078	3,374
	Helical plc	649,566	3,324
*	Senior plc	2,657,083	3,244
*,1	Equiniti Group plc	2,107,845	3,184
*	Petrofac Ltd.	1,673,428	3,153
*,^	Calisen plc	885,034	3,120
*	Restaurant Group plc	3,530,839	3,111
	Hunting plc	918,020	2,790
	Stagecoach Group plc	2,611,043	2,632
	Devro plc	1,088,275	2,282
	Redefine International plc	1,669,839	2,176
	Rank Group plc	1,100,289	2,098
*	SIG plc	4,218,154	1,817
*	Premier Oil plc	5,708,235	1,520
*	Micro Focus International plc ADR	264,847	1,512
	Smurfit Kappa Group plc (XDUB)	28,206	1,318
*,^,1	Funding Circle Holdings plc	887,565	1,087
*,1	Bakkavor Group plc	977,341	1,083
[1]	Alfa Financial Software Holdings plc	562,101	1,015
*	C&C Group plc (XLON)	90,929	283
*,§,1	Finablr plc	1,120,022	169
*,^,§	Intu Properties plc	5,470,032	133
	Glanbia plc (XLON)	771	10
*,§	Carillion plc	2,500,529	—
*,§	NMC Health plc	510,606	—
			17,220,042
Total Common Stocks (Cost $109,834,055)			136,889,349

	Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[2,3] Vanguard Market Liquidity Fund	0.111%		25,639,844	2,563,985

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill	0.095%	1/28/21	42,876	42,874

63

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2020

Market Value ($000)
Total Temporary Cash Investments (Cost $2,606,267)	2,606,859
Total Investments (100.8%) (Cost $112,440,322)	139,496,208
Other Assets and Liabilities—Net (-0.8%)	(1,110,699)
Net Assets (100%)	138,385,509

Cost is in $000

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,618,877,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $3,291,835,000, representing 2.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,709,320,000 was received for securities on loan.
4	Securities with a value of $42,874,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

64

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270 022021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. Vanguard Tax-Managed Balanced Fund,

Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

VANGUARD TAX-MANAGED FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: February 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference